UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)

Princor Management Corporation, 655 9th Street, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2014
Date of reporting period:	September 30, 2014

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

COMMON STOCKS - 63.55%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.06%					Beverages - 0.58%
WPP PLC ADR	296		$30		AMBEV SA ADR	6,741		$44
					Anheuser-Busch InBev NV ADR	271		30
					Constellation Brands Inc (a)	1,296		113
Aerospace & Defense - 2.94%					PepsiCo Inc	1,150		107
Airbus Group NV ADR	621		9					$294
General Dynamics Corp	1,078		137
Lockheed Martin Corp	1,564		286		Biotechnology - 2.13%
Northrop Grumman Corp	631		83		Amgen Inc	2,587		363
Raytheon Co	5,097		518		Ardelyx Inc (a)	627		9
United Technologies Corp	4,325		457		Avalanche Biotechnologies Inc (a)	388		13
			$1,490		BIND Therapeutics Inc (a)	1,140		10
					Charles River Laboratories International Inc (a)	634		38
Agriculture - 1.69%					CSL Ltd ADR	1,053		34
Archer-Daniels-Midland Co	7,915		405		Epizyme Inc (a)	410		11
British American Tobacco PLC ADR	611		69		Exact Sciences Corp (a)	875		17
Japan Tobacco Inc	1,113		36		Genocea Biosciences Inc (a)	1,065		10
Philip Morris International Inc	4,157		347		Gilead Sciences Inc (a)	5,066		539
			$857		Intercept Pharmaceuticals Inc (a)	40		10
Airlines - 0.58%					Puma Biotechnology Inc (a)	30		7
Southwest Airlines Co	8,654		292		Sunesis Pharmaceuticals Inc (a)	1,850		13
					Versartis Inc (a)	291		6
								$1,080
Apparel - 1.00%
G-III Apparel Group Ltd (a)	640		53		Chemicals - 1.55%
Hanesbrands Inc	4,234		455		Dow Chemical Co/The	4,878		256
			$508		LyondellBasell Industries NV	4,641		504
					Westlake Chemical Corp	299		26
Automobile Manufacturers - 0.22%								$786
Daimler AG ADR	247		19
Fuji Heavy Industries Ltd ADR	173		11		Commercial Services - 1.07%
Oshkosh Corp	790		35		ABM Industries Inc	2,720		70
Toyota Motor Corp ADR	414		49		Apollo Education Group Inc (a)	2,130		53
			$114		Aramark	1,015		27
					Huron Consulting Group Inc (a)	1,000		61
Automobile Parts & Equipment - 1.13%					Korn/Ferry International (a)	2,480		62
Continental AG ADR	356		13		Live Nation Entertainment Inc (a)	3,653		88
Delphi Automotive PLC	2,047		126		Manpowergroup Inc	344		24
Goodyear Tire & Rubber Co/The	1,281		29		Quanta Services Inc (a)	1,430		52
Lear Corp	3,731		322		RPX Corp (a)	2,319		32
Magna International Inc	192		18		Team Health Holdings Inc (a)	1,230		71
Tower International Inc (a)	1,800		45
								$540
Valeo SA ADR	298		17
			$570		Computers - 4.79%
					Apple Inc	13,805		1,391
Banks - 5.90%					Barracuda Networks Inc (a)	1,090		28
Bank of America Corp	19,408		331		DST Systems Inc	889		75
Bank of Montreal	272		20		Hewlett-Packard Co	5,553		197
BankUnited Inc	2,110		64		International Business Machines Corp	1		—
DBS Group Holdings Ltd ADR	193		11		Lexmark International Inc	554		24
Fifth Third Bancorp	1,487		30		Manhattan Associates Inc (a)	2,090		70
Goldman Sachs Group Inc/The	2,366		434		NetApp Inc	2,244		96
Huntington Bancshares Inc/OH	5,995		58		NetScout Systems Inc (a)	1,310		60
ICICI Bank Ltd ADR	930		46		Nimble Storage Inc (a)	540		14
JP Morgan Chase & Co	1,803		109		SanDisk Corp	433		42
KeyCorp	17,812		237		Western Digital Corp	4,395		428
Lloyds Banking Group PLC ADR(a)	5,251		26
								$2,425
Mitsubishi UFJ Financial Group Inc ADR	3,357		19
National Australia Bank Ltd ADR	1,362		19		Cosmetics & Personal Care - 0.00%
National Bank of Greece SA ADR(a)	5,819		18		Procter & Gamble Co/The	19		2
Nordea Bank AB ADR	2,646		34
PNC Financial Services Group Inc/The	869		74		Distribution & Wholesale - 0.04%
PrivateBancorp Inc	2,230		67		Mitsui & Co Ltd ADR	65		20
Regions Financial Corp	9,808		99
Royal Bank of Canada	368		26
Sumitomo Mitsui Financial Group Inc ADR	3,500		29		Diversified Financial Services - 1.82%
SVB Financial Group (a)	466		52		BlackRock Inc	857		281
Svenska Handelsbanken AB ADR	830		19		Cowen Group Inc (a)	12,520		47
Swedbank AB ADR	783		20		Daiwa Securities Group Inc ADR	2,497		20
Toronto-Dominion Bank/The	716		35		Discover Financial Services	7,454		480
US Bancorp/MN	3,216		135		Lazard Ltd	519		26
Wells Fargo & Co	16,316		846		ORIX Corp ADR	360		25
Western Alliance Bancorp (a)	2,330		56		Waddell & Reed Financial Inc	863		45
Wintrust Financial Corp	1,610		72					$924
			$2,986		Electric - 1.38%
					Avista Corp	1,511		46

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Electric (continued)				Lodging - 0.49%
Entergy Corp	3,690	$285		Hyatt Hotels Corp (a)	1,860	$113
Exelon Corp	7,889	269		Marriott International Inc/DE	848	59
Public Service Enterprise Group Inc	2,647	99		MGM Resorts International (a)	2,010	46
		$699		Wyndham Worldwide Corp	361	29
						$247
Electrical Components & Equipment - 0.32%
Emerson Electric Co	1,108	69		Machinery - Construction & Mining - 0.05%
EnerSys	900	53		Mitsubishi Electric Corp ADR	930	25
Hitachi Ltd ADR	492	38

		$160		Media - 1.73%
Electronics - 0.95%				Comcast Corp - Class A	11,929	642
Honeywell International Inc	5,170	481		Gannett Co Inc	4,053	120
				ITV PLC ADR	778	26
				Starz (a)	2,717	90
Energy - Alternate Sources - 0.12%						$878
Pattern Energy Group Inc	2,020	62
				Metal Fabrication & Hardware - 0.10%
Engineering & Construction - 0.53%				Worthington Industries Inc	1,307	49
AECOM Technology Corp (a)	3,206	108
EMCOR Group Inc	1,810	72		Mining - 0.08%
Tutor Perini Corp (a)	2,060	55		US Silica Holdings Inc	620	39
Vinci SA ADR	2,201	32

		$267		Miscellaneous Manufacturing - 1.22%
Entertainment - 0.22%				AO Smith Corp	1,450	68
Marriott Vacations Worldwide Corp (a)	1,350	86		Danaher Corp	3,760	286
OPAP SA ADR	3,686	24		General Electric Co	742	19
		$110		Ingersoll-Rand PLC	4,385	247
						$620
Food - 1.80%
Aryzta AG ADR(a)	443	19		Office & Business Equipment - 0.32%
Kellogg Co	842	52		Xerox Corp	12,283	163
Kroger Co/The	9,757	507
Nestle SA ADR	662	49		Oil & Gas - 4.99%
Tyson Foods Inc	7,216	284		BP PLC ADR	421	19
		$911		Canadian Natural Resources Ltd	877	34
Healthcare - Products - 0.84%				Carrizo Oil & Gas Inc (a)	910	49
Boston Scientific Corp (a)	13,711	162		Chevron Corp	640	76
K2M Group Holdings Inc (a)	1,850	27		Cimarex Energy Co	2,651	335
OraSure Technologies Inc (a)	1,730	12		ConocoPhillips	8,210	628
St Jude Medical Inc	3,494	210		EOG Resources Inc	3,832	379
STAAR Surgical Co (a)	1,230	13		Exxon Mobil Corp	2,184	205
				Halcon Resources Corp (a)	5,030	20
		$424
				Hess Corp	2,730	258
Healthcare - Services - 1.32%				Kodiak Oil & Gas Corp (a)	2,830	38
Acadia Healthcare Co Inc (a)	1,060	51		Murphy USA Inc (a)	581	31
Aetna Inc	2,898	235		Occidental Petroleum Corp	115	11
Centene Corp (a)	630	52		Patterson-UTI Energy Inc	8,068	263
HealthSouth Corp	1,349	50		Repsol SA ADR	11	—
ICON PLC (a)	222	13		Royal Dutch Shell PLC ADR	378	29
WellPoint Inc	2,226	266		Sanchez Energy Corp (a)	1,300	34
		$667		SM Energy Co	482	38
Insurance - 1.16%				Suncor Energy Inc	809	29
				Whiting Petroleum Corp (a)	629	49
Allianz SE ADR	1,749	28
American International Group Inc	2,448	132				$2,525
CNO Financial Group Inc	2,940	50		Oil & Gas Services - 0.12%
Hannover Rueck SE ADR	594	24		Baker Hughes Inc	927	60
Horace Mann Educators Corp	2,360	67
Lincoln National Corp	1,056	57
PartnerRe Ltd	667	73		Packaging & Containers - 0.11%
Prudential Financial Inc	543	48		Packaging Corp of America	916	58
Prudential PLC ADR	548	25
RenaissanceRe Holdings Ltd	343	34		Pharmaceuticals - 5.59%
Sampo Oyj ADR	1,361	33		AbbVie Inc	9,007	520
Sanlam Ltd ADR	492	14		Array BioPharma Inc (a)	2,770	10
		$585		Bayer AG ADR	230	32
Internet - 1.98%				Bristol-Myers Squibb Co	556	29
CDW Corp/DE	2,010	62		Cardinal Health Inc	6,147	461
Facebook Inc (a)	1,378	109		Grifols SA ADR	649	23
Google Inc - A Shares (a)	732	431		Herbalife Ltd	741	32
Google Inc - C Shares (a)	690	398		Johnson & Johnson	2,052	219
				McKesson Corp	3,084	600
		$1,000		Nektar Therapeutics (a)	1,030	12

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)		COMMON STOCKS (continued)			Shares Held		Value (000	's)

Pharmaceuticals (continued)					Telecommunications (continued)
Novartis AG ADR	453	$43			Hellenic Telecommunications Organization SA			2,950		$19
Novo Nordisk A/S ADR	1,185	56			ADR(a)
Pfizer Inc	19,847	587			KDDI Corp ADR			3,201		48
Prestige Brands Holdings Inc (a)	1,990	64			Nippon Telegraph & Telephone Corp ADR			1,797		56
ProQR Therapeutics NV (a)	430	7			Plantronics Inc			790		38
Revance Therapeutics Inc (a)	350	7			RF Micro Devices Inc (a)			3,280		38
Roche Holding AG ADR	1,526	57			SoftBank Corp ADR			1,086		38
Shire PLC ADR	229	59			Verizon Communications Inc			11,982		599
Zafgen Inc (a)	490	10								$1,067
		$2,828
					Transportation - 0.46%
Real Estate - 0.17%					Canadian National Railway Co			972		69
Brookfield Asset Management Inc	1,679	76			Canadian Pacific Railway Ltd			228		47
Mitsubishi Estate Co Ltd ADR	414	9			Deutsche Post AG ADR			621		20
		$85			Navigator Holdings Ltd (a)			1,210		34
					Norfolk Southern Corp			545		61
REITS - 1.62%										$231
Brandywine Realty Trust	4,630	65			TOTAL COMMON STOCKS					$32,165
Colony Financial Inc	2,120	47
Duke Realty Corp	7,766	133			INVESTMENT COMPANIES - 2.31%			Shares Held	Value	(000	's)
Education Realty Trust Inc	7,370	76			Publicly Traded Investment Fund - 2.31%
Extra Space Storage Inc	3,656	189			BlackRock Liquidity Funds FedFund Portfolio			1,168,006		1,168
General Growth Properties Inc	3,763	89
Prologis Inc	3,976	150			TOTAL INVESTMENT COMPANIES					$1,168
Strategic Hotels & Resorts Inc (a)	6,170	72						Principal
		$821		BONDS	- 21.68%			Amount (000's)	Value	(000	's)

Retail - 2.75%					Advertising - 0.02%
Abercrombie & Fitch Co	1,245	45			WPP Finance 2010
Big Lots Inc	620	27			3.75	%,	09/19/2024	$10		$10
Brinker International Inc	948	48
CVS Health Corp	2,692	214
Foot Locker Inc	3,133	174			Aerospace & Defense - 0.09%
Home Depot Inc/The	1,433	131			Air 2 US
Kate Spade & Co (a)	879	23			8.03	%,	10/01/2020(c),(d)	25		27
Lowe's Cos Inc	1,405	74			Rockwell Collins Inc
					0.58	%,	12/15/2016(e)	20		20
Macy's Inc	4,706	274
Office Depot Inc (a)	10,991	57								$47
Red Robin Gourmet Burgers Inc (a)	707	40
Rite Aid Corp (a)	10,900	53			Agriculture - 0.21%
					Altria Group Inc
Wal-Mart Stores Inc	1,539	118			2.85	%,	08/09/2022	5		5
Wendy's Co/The	6,720	56			5.38	%,	01/31/2044	25		26
Yum! Brands Inc	836	60			Philip Morris International Inc
		$1,394			4.38	%,	11/15/2041	10		10
Semiconductors - 1.89%					6.38	%,	05/16/2038	25		31
ARM Holdings PLC ADR	697	31			Pinnacle Operating Corp
					9.00	%,	11/15/2020(d)	10		11
Broadcom Corp	4,137	167
Entegris Inc (a)	4,609	53			Reynolds American Inc
Intel Corp	15,829	551			3.25	%,	11/01/2022	5		5
Micron Technology Inc (a)	4,477	153			4.85	%,	09/15/2023	15		16
Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587	—								$104
		$955			Airlines - 0.12%
Software - 3.63%					American Airlines 2014-1 Class A Pass
2U Inc (a)	2,042	32			Through Trust
					3.70	%,	10/01/2026(c)	10		10
Activision Blizzard Inc	1,758	37
Acxiom Corp (a)	1,970	33			United Airlines 2014-1 Class A Pass Through
Amber Road Inc (a)	1,682	29			Trust
Aspen Technology Inc (a)	1,490	56			4.00	%,	04/11/2026(c)	15		15
Broadridge Financial Solutions Inc	1,689	70			United Airlines 2014-1 Class B Pass Through
Electronic Arts Inc (a)	5,296	189			Trust
Mavenir Systems Inc (a)	1,270	16			4.75	%,	04/11/2022(c)	10		10
Microsoft Corp	19,292	894			United Airlines 2014-2 Class A Pass Through
MobileIron Inc (a)	2,150	24			Trust
					3.75	%,	09/03/2026(c)	15		15
Oracle Corp	11,129	426
VMware Inc (a)	321	30			US Airways 2001-1G Pass Through Trust
					7.08	%,	09/20/2022(c)	2		2
		$1,836
					US Airways 2013-1 Class A Pass Through
Telecommunications - 2.11%					Trust
Aerohive Networks Inc (a)	2,600	21			3.95	%,	11/15/2025(c)	10		10
Amdocs Ltd	969	44								$62
ARRIS Group Inc (a)	2,510	71
AT&T Inc	1,874	66
BT Group PLC ADR	314	19
Cisco Systems Inc	383	10

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

				Principal					Principal
	BONDS (continued)			Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

	Automobile Asset Backed Securities - 1.37%					Banks (continued)
	AmeriCredit Automobile Receivables Trust					Intesa Sanpaolo SpA
	2014-2					5.02	%,	06/26/2024(d)	$200	$195
	0.44	%,	10/10/2017(e)	$40	$40	JP Morgan Chase & Co
	Capital Auto Receivables Asset Trust 2014-2					1.63	%,	05/15/2018	35	34
	1.26	%,	05/21/2018(e)	75	75	5.00	%,	12/29/2049(e)	45	44
	CarMax Auto Owner Trust 2014-3					Morgan Stanley
	0.55	%,	08/15/2017	50	50	0.97	%,	07/23/2019(e)	20	20
	Chesapeake Funding LLC					1.75	%,	02/25/2016	15	15
	1.41	%,	04/07/2024(d),(e)	127	128	2.38	%,	07/23/2019	45	44
	Santander Drive Auto Receivables Trust 2014-					4.10	%,	05/22/2023	20	20
	2					4.35	%,	09/08/2026	20	20
	0.80	%,	04/16/2018(e)	50	50	4.88	%,	11/01/2022	35	37
	Volkswagen Auto Lease Trust 2014-A					5.00	%,	11/24/2025	30	31
	0.52	%,	10/20/2016(e)	91	91	5.45	%,	07/29/2049(e)	60	59
	Volkswagen Auto Loan Enhanced Trust 2013-					6.38	%,	07/24/2042	20	25
	2					RBS Capital Trust III
	0.67	%,	07/20/2016	182	182	5.51	%,	09/29/2049	5	5
	World Omni Auto Receivables Trust 2014-A					Royal Bank of Scotland Group PLC
	0.94	%,	04/15/2019(e)	75	75	5.13	%,	05/28/2024	5	5
					$691	6.00	%,	12/19/2023	55	58
						6.13	%,	12/15/2022	5	5
	Automobile Floor Plan Asset Backed Securities - 0.42%					Wells Fargo & Co
	Nissan Master Owner Trust Receivables					5.90	%,	12/29/2049(e)	20	20
	0.62	%,	05/15/2017(e)	40	40
						Westpac Banking Corp
	World Omni Master Owner Trust					0.56	%,	05/19/2017(e)	50	50
	0.50	%,	02/15/2018(d),(e)	175	175
										$1,108
					$215
						Beverages - 0.24%
	Automobile Manufacturers - 0.47%					Anheuser-Busch Cos LLC
	American Honda Finance Corp					5.60	%,	03/01/2017	25	27
	1.13	%,	10/07/2016	40	40	Anheuser-Busch InBev Worldwide Inc
	Ford Motor Co					1.38	%,	07/15/2017	15	15
	4.75	%,	01/15/2043	15	15	2.50	%,	07/15/2022	20	19
	7.40	%,	11/01/2046	15	21	7.75	%,	01/15/2019	5	6
	General Motors Co					Constellation Brands Inc
	3.50	%,	10/02/2018	55	56	3.75	%,	05/01/2021	20	20
	6.25	%,	10/02/2043	5	6	4.25	%,	05/01/2023	5	5
	Navistar International Corp					Corp Lindley SA
	8.25	%,	11/01/2021	5	5	6.75	%,	11/23/2021(d)	15	16
	Nissan Motor Acceptance Corp					6.75	%,	11/23/2021	10	11
	0.78	%,	03/03/2017(d),(e)	30	30
	Toyota Motor Credit Corp									$119
	0.62	%,	01/17/2019(e)	25	25	Biotechnology - 0.29%
	2.00	%,	10/24/2018	15	15	Amgen Inc
	2.10	%,	01/17/2019	25	25	5.15	%,	11/15/2041	5	5
					$238	Celgene Corp
						1.90	%,	08/15/2017	20	20
	Automobile Parts & Equipment - 0.01%					3.25	%,	08/15/2022	10	10
	Dana Holding Corp					4.00	%,	08/15/2023	10	10
	6.00	%,	09/15/2023	5	5	4.63	%,	05/15/2044	35	34
						5.25	%,	08/15/2043	5	6
Banks	- 2.19%					Genzyme Corp
	Associated Banc-Corp					5.00	%,	06/15/2020	15	17
	5.13	%,	03/28/2016	65	69	Gilead Sciences Inc
	Bank of America Corp					3.05	%,	12/01/2016	10	11
	4.10	%,	07/24/2023	25	25	4.80	%,	04/01/2044	25	26
	4.13	%,	01/22/2024	30	31	5.65	%,	12/01/2041	5	6
	4.20	%,	08/26/2024	50	50					$145
	6.25	%,	09/29/2049(e)	20	20
	BPCE SA					Building Materials - 0.33%
						Ainsworth Lumber Co Ltd
	1.61	%,	07/25/2017	10	10	7.50	%,	12/15/2017(d)	10	11
	CIT Group Inc					CRH America Inc
	3.88	%,	02/19/2019	10	10	6.00	%,	09/30/2016	15	17
	Citigroup Inc
	2.50	%,	07/29/2019	55	54	8.13	%,	07/15/2018	45	54
						Martin Marietta Materials Inc
	City National Corp/CA					1.33	%,	06/30/2017(d),(e)	65	65
	5.25	%,	09/15/2020	35	39	4.25	%,	07/02/2024(d)	15	15
	Goldman Sachs Group Inc/The					Norbord Inc
	3.85	%,	07/08/2024	55	55	5.38	%,	12/01/2020(d)	5	5
	5.38	%,	03/15/2020	15	17
	6.00	%,	06/15/2020	15	17					$167
	6.75	%,	10/01/2037	20	24

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

			Principal					Principal
BONDS (continued)			Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

Chemicals - 0.14%					Diversified Financial Services (continued)
CF Industries Inc					General Electric Capital Corp
5.15	%,	03/15/2034	$10	$10	0.51	%,	05/15/2017(e)	$50	$50
Dow Chemical Co/The					5.25	%,	06/29/2049(e)	20	20
4.38	%,	11/15/2042	5	5	5.30	%,	02/11/2021	75	85
Eagle Spinco Inc					General Motors Financial Co Inc
4.63	%,	02/15/2021	10	10	2.75	%,	05/15/2016	5	5
Monsanto Co					3.25	%,	05/15/2018	10	10
4.20	%,	07/15/2034	20	20	4.38	%,	09/25/2021	10	10
Mosaic Co/The					Icahn Enterprises LP / Icahn Enterprises
5.45	%,	11/15/2033	10	11	Finance Corp
NOVA Chemicals Corp					3.50	%,	03/15/2017	10	10
5.25	%,	08/01/2023(d)	5	5	6.00	%,	08/01/2020	5	5
Taminco Global Chemical Corp					International Lease Finance Corp
9.75	%,	03/31/2020(d)	10	11	6.25	%,	05/15/2019	5	5
				$72	8.62	%,	09/15/2015(e)	5	5
					National Rural Utilities Cooperative Finance
Commercial Services - 0.05%					Corp
ERAC USA Finance LLC					0.49	%,	05/12/2017(e)	50	50
2.75	%,	03/15/2017(d)	10	11
					4.75	%,	04/30/2043(e)	10	10
3.85	%,	11/15/2024(d)	10	10
					Synchrony Financial
Moody's Corp					4.25	%,	08/15/2024	25	25
5.25	%,	07/15/2044	5	5					$396
				$26
					Electric - 0.78%
Computers - 0.47%					Alabama Power Co
Apple Inc					3.85	%,	12/01/2042	10	10
0.49	%,	05/03/2018(e)	50	50
0.54	%,	05/06/2019(e)	60	60	4.15	%,	08/15/2044	10	10
					CMS Energy Corp
2.85	%,	05/06/2021	15	15	4.70	%,	03/31/2043	5	5
Hewlett-Packard Co					Commonwealth Edison Co
3.00	%,	09/15/2016	5	5	3.80	%,	10/01/2042	5	5
4.30	%,	06/01/2021	20	22	4.60	%,	08/15/2043	10	10
NCR Corp					DTE Electric Co
4.63	%,	02/15/2021	10	10	3.38	%,	03/01/2025	20	20
5.88	%,	12/15/2021(d)	5	5
					DTE Energy Co
Seagate HDD Cayman					6.38	%,	04/15/2033	15	19
4.75	%,	06/01/2023	15	15	Duke Energy Carolinas LLC
4.75	%,	01/01/2025(d)	20	20
					4.00	%,	09/30/2042	10	10
Xerox Business Services LLC					Duke Energy Progress Inc
5.20	%,	06/01/2015	35	36	4.38	%,	03/30/2044	5	5
				$238	Edison International
Consumer Products - 0.06%					3.75	%,	09/15/2017	10	10
Reynolds Group Issuer Inc / Reynolds Group					Electricite de France SA
Issuer LLC / Reynolds Group Issuer					2.15	%,	01/22/2019(d)	5	5
(Luxembourg) S.A.					Elwood Energy LLC
5.75	%,	10/15/2020	30	31	8.16	%,	07/05/2026	17	19
					Energy Future Intermediate Holding Co LLC /
					EFIH Finance Inc
Credit Card Asset Backed Securities - 0.69%					0.00	%,	03/01/2022(a),(d),(e)	5	6
BA Credit Card Trust					FirstEnergy Corp
0.42	%,	09/16/2019(e)	75	75
0.44	%,	01/15/2020(e)	75	75	7.38	%,	11/15/2031	15	18
					Florida Power & Light Co
Barclays Dryrock Issuance Trust					4.05	%,	06/01/2042	15	15
0.49	%,	03/16/2020(e)	100	100
					4.13	%,	02/01/2042	5	5
Citibank Credit Card Issuance Trust					Miran Mid-Atlantic Series C Pass Through
0.35	%,	08/24/2018(e)	100	100
					Trust
				$350	10.06	%,	12/30/2028	24	27
Diversified Financial Services - 0.78%					Northern States Power Co/MN
Air Lease Corp					3.40	%,	08/15/2042	5	4
2.13	%,	01/15/2018	35	35	NRG Energy Inc
					6.25	%,	05/01/2024(d)	5	5
Aircastle Ltd
4.63	%,	12/15/2018	5	5	8.25	%,	09/01/2020	10	11
5.13	%,	03/15/2021	10	10	Oncor Electric Delivery Co LLC
					2.15	%,	06/01/2019(d)	25	25
7.63	%,	04/15/2020	5	6
American Express Credit Corp					5.25	%,	09/30/2040	5	6
1.55	%,	09/22/2017	20	20	Pacific Gas & Electric Co
Credit Acceptance Corp					4.45	%,	04/15/2042	5	5
6.13	%,	02/15/2021(d)	15	15	PacifiCorp
Denali Borrower LLC / Denali Finance Corp					3.85	%,	06/15/2021	10	11
5.63	%,	10/15/2020(d)	15	15	PPL Electric Utilities Corp
					3.00	%,	09/15/2021	5	5
					4.75	%,	07/15/2043	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

				Principal					Principal
	BONDS (continued)			Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

	Electric (continued)					Forest Products & Paper - 0.14%
	PPL WEM Holdings Ltd					Cascades Inc
	3.90	%,	05/01/2016(d)	$15	$16	5.50	%,	07/15/2022(d)	$5	$5
	5.38	%,	05/01/2021(d)	5	6	Domtar Corp
	Public Service Co of Colorado					6.25	%,	09/01/2042	20	21
	4.30	%,	03/15/2044	5	5	6.75	%,	02/15/2044	5	5
	4.75	%,	08/15/2041	10	11	Georgia-Pacific LLC
	Public Service Electric & Gas Co					5.40	%,	11/01/2020(d)	10	11
	2.30	%,	09/15/2018	20	20	International Paper Co
	Puget Energy Inc					4.80	%,	06/15/2044	15	15
	5.63	%,	07/15/2022	5	6	Resolute Forest Products Inc
	6.00	%,	09/01/2021	15	17	5.88	%,	05/15/2023	5	5
	San Diego Gas & Electric Co					Sappi Papier Holding GmbH
	4.30	%,	04/01/2042	5	5	7.50	%,	06/15/2032(d)	5	5
	Southern California Edison Co					Tembec Industries Inc
	4.05	%,	03/15/2042	15	15	9.00	%,	12/15/2019(d),(f)	5	5
	Virginia Electric and Power Co									$72
	4.00	%,	01/15/2043	5	5
	4.45	%,	02/15/2044	10	10	Healthcare - Products - 0.01%
	4.65	%,	08/15/2043	5	5	Universal Hospital Services Inc
					$397	7.63	%,	08/15/2020	5	5

	Electronics - 0.02%
	Viasystems Inc					Healthcare - Services - 0.50%
	7.88	%,	05/01/2019(d)	10	11	Centene Corp
						4.75	%,	05/15/2022	60	60
						5.75	%,	06/01/2017	24	26
	Entertainment - 0.13%					DaVita HealthCare Partners Inc
	CCM Merger Inc					5.75	%,	08/15/2022	5	5
	9.13	%,	05/01/2019(d)	20	21	Fresenius Medical Care US Finance II Inc
	Cinemark USA Inc					5.88	%,	01/31/2022(d)	5	6
	4.88	%,	06/01/2023	5	5	HCA Inc
	DreamWorks Animation SKG Inc					4.75	%,	05/01/2023	5	5
	6.88	%,	08/15/2020(d)	15	16	5.88	%,	03/15/2022	5	5
	Peninsula Gaming LLC / Peninsula Gaming					7.25	%,	09/15/2020	25	26
	Corp					LifePoint Hospitals Inc
	8.38	%,	02/15/2018(d)	5	5	5.50	%,	12/01/2021(d)	5	5
	Regal Entertainment Group					MPH Acquisition Holdings LLC
	5.75	%,	03/15/2022	5	5	6.63	%,	04/01/2022(d)	10	10
	WMG Acquisition Corp					Ventas Realty LP
	6.00	%,	01/15/2021(d)	13	13	1.25	%,	04/17/2017	25	25
					$65	1.55	%,	09/26/2016	15	15
						WellCare Health Plans Inc
	Environmental Control - 0.05%					5.75	%,	11/15/2020	65	66
	Republic Services Inc									$254
	3.80	%,	05/15/2018	25	27
						Holding Companies - Diversified - 0.01%
						Nielsen Co Luxembourg SARL/The
Food	- 0.36%					5.50	%,	10/01/2021(d)	5	5
	Ingles Markets Inc
	5.75	%,	06/15/2023	5	5
	Kraft Foods Group Inc					Home Builders - 0.12%
	6.50	%,	02/09/2040	10	13	Beazer Homes USA Inc
	Kroger Co/The					6.63	%,	04/15/2018	15	15
	5.00	%,	04/15/2042	10	10	Lennar Corp
	Mondelez International Inc					4.13	%,	12/01/2018	5	5
	6.50	%,	11/01/2031	5	6	4.75	%,	11/15/2022(e)	15	15
	Smithfield Foods Inc					MDC Holdings Inc
	5.88	%,	08/01/2021(d)	5	5	6.00	%,	01/15/2043	10	9
	Sysco Corp					WCI Communities Inc
	2.35	%,	10/02/2019(f)	25	25	6.88	%,	08/15/2021	10	10
	3.00	%,	10/02/2021(f)	25	25	Woodside Homes Co LLC / Woodside Homes
	3.50	%,	10/02/2024(f)	15	15	Finance Inc
	4.35	%,	10/02/2034(f)	20	20	6.75	%,	12/15/2021(d)	5	5
	Tyson Foods Inc									$59
	2.65	%,	08/15/2019	5	5
	3.95	%,	08/15/2024	5	5	Home Equity Asset Backed Securities - 0.04%
	4.88	%,	08/15/2034	5	5	Specialty Underwriting & Residential Finance
	5.15	%,	08/15/2044	5	5	Trust Series 2004-BC1
						0.92	%,	02/25/2035(e)	21	20
	Wm Wrigley Jr Co
	2.40	%,	10/21/2018(d)	10	10
	3.38	%,	10/21/2020(d)	25	26	Insurance - 1.21%
					$180	American International Group Inc
						5.45	%,	05/18/2017	20	22

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

				Principal					Principal
	BONDS (continued)			Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

	Insurance (continued)					Media (continued)
	Five Corners Funding Trust					DIRECTV Holdings LLC / DIRECTV
	4.42	%,	11/15/2023(d)	$210	$220	Financing Co Inc (continued)
	Liberty Mutual Group Inc					5.00	%,	03/01/2021	$15	$17
	5.00	%,	06/01/2021(d)	15	17	6.00	%,	08/15/2040	5	6
	7.00	%,	03/07/2067(d),(e)	15	16	6.38	%,	03/01/2041	15	17
	7.80	%,	03/07/2087(d)	20	24	DISH DBS Corp
	MetLife Inc					4.25	%,	04/01/2018	5	5
	4.13	%,	08/13/2042	15	14	5.88	%,	07/15/2022	15	15
	4.88	%,	11/13/2043	20	21	6.75	%,	06/01/2021	10	11
	Metropolitan Life Global Funding I					7.88	%,	09/01/2019	10	11
	2.30	%,	04/10/2019(d)	150	149	Grupo Televisa SAB
	Teachers Insurance & Annuity Association of					6.63	%,	01/15/2040	25	30
	America					NBCUniversal Media LLC
	4.90	%,	09/15/2044(d)	15	15	5.15	%,	04/30/2020	15	17
	Voya Financial Inc					RCN Telecom Services LLC / RCN Capital
	2.90	%,	02/15/2018	75	77	Corp
	5.65	%,	05/15/2053(e)	30	30	8.50	%,	08/15/2020(d)	5	5
	XL Group PLC					Time Warner Cable Inc
	6.50	%,	12/31/2049(e)	5	5	4.13	%,	02/15/2021	40	42
					$610	4.50	%,	09/15/2042	10	10
						5.88	%,	11/15/2040	20	24
	Internet - 0.05%					6.55	%,	05/01/2037	5	6
	Equinix Inc					6.75	%,	07/01/2018	5	6
	4.88	%,	04/01/2020	5	5	Time Warner Inc
	5.38	%,	04/01/2023	5	5	2.10	%,	06/01/2019	10	10
	Zayo Group LLC / Zayo Capital Inc					4.05	%,	12/15/2023	10	10
	8.13	%,	01/01/2020	5	6	4.65	%,	06/01/2044	10	10
	10.13%, 07/01/2020			10	11	6.25	%,	03/29/2041	30	35
					$27	Univision Communications Inc
	Iron & Steel - 0.20%					8.50	%,	05/15/2021(d)	10	11
	ArcelorMittal					Viacom Inc
	7.50	%,	10/15/2039	30	31	4.38	%,	03/15/2043	14	13
	Glencore Funding LLC					5.85	%,	09/01/2043	5	6
	3.13	%,	04/29/2019(d)	30	30	WideOpenWest Finance LLC / WideOpenWest
	Signode Industrial Group Lux SA/Signode					Capital Corp
	Industrial Group US Inc					13.38%, 10/15/2019			20	22
	6.38	%,	05/01/2022(d)	5	5					$494
	Vale Overseas Ltd					Metal Fabrication & Hardware - 0.01%
	4.38	%,	01/11/2022	35	35	Wise Metals Intermediate Holdings LLC/Wise
					$101	Holdings Finance Corp
	Lodging - 0.05%					9.75%, PIK 10.50%, 06/15/2019(d),(g)			5	5
	MGM Resorts International
	6.63	%,	12/15/2021	5	5	Mining - 0.20%
	10.00%, 11/01/2016			5	6	Alcoa Inc
	Wyndham Worldwide Corp					5.13	%,	10/01/2024	15	15
	2.50	%,	03/01/2018	15	15	Barrick Gold Corp
					$26	3.85	%,	04/01/2022	10	10
	Machinery - Construction & Mining - 0.01%					BHP Billiton Finance USA Ltd
	Vander Intermediate Holding II Corp					2.05	%,	09/30/2018	10	10
	9.75%, PIK 10.50%, 02/01/2019(d),(g)			5	5	FMG Resources August 2006 Pty Ltd
						8.25	%,	11/01/2019(d)	15	15
						Freeport-McMoRan Inc
Media	- 0.98%					3.10	%,	03/15/2020	10	10
	21st Century Fox America Inc					5.45	%,	03/15/2043	5	5
	3.70	%,	09/15/2024(d)	20	20	Newmont Mining Corp
	5.40	%,	10/01/2043	15	16	4.88	%,	03/15/2042	15	13
	6.15	%,	02/15/2041	15	18	Rio Tinto Finance USA Ltd
	Cablevision Systems Corp					9.00	%,	05/01/2019	10	13
	8.00	%,	04/15/2020	10	11	Taseko Mines Ltd
	CBS Corp					7.75	%,	04/15/2019	5	5
	5.75	%,	04/15/2020	15	17	Teck Resources Ltd
	Comcast Corp					5.20	%,	03/01/2042	5	4
	4.20	%,	08/15/2034	5	5					$100
	6.40	%,	03/01/2040	20	26
	6.50	%,	11/15/2035	5	6	Miscellaneous Manufacturing - 0.23%
	Cumulus Media Holdings Inc					General Electric Co
	7.75	%,	05/01/2019	15	15	4.13	%,	10/09/2042	5	5
	DIRECTV Holdings LLC / DIRECTV					Ingersoll-Rand Global Holding Co Ltd
	Financing Co Inc					2.88	%,	01/15/2019	10	10
	4.45	%,	04/01/2024	20	21	Textron Inc
						6.20	%,	03/15/2015	10	10

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

				Principal					Principal
	BONDS (continued)			Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

	Miscellaneous Manufacturing (continued)					Mortgage Backed Securities (continued)
	Tyco Electronics Group SA					WFRBS Commercial Mortgage Trust 2013-
	1.60	%,	02/03/2015	$15	$15	C12
	2.35	%,	08/01/2019	20	20	1.64	%,	03/15/2048(d),(e)	$591	$49
	2.38	%,	12/17/2018	20	20					$936
	3.50	%,	02/03/2022	35	36
					$116	Office & Business Equipment - 0.05%
						Xerox Corp
	Mortgage Backed Securities - 1.85%					2.95	%,	03/15/2017	5	5
	Banc of America Commercial Mortgage Trust					6.75	%,	02/01/2017	5	6
	2006-3					6.75	%,	12/15/2039	10	12
	5.89	%,	07/10/2044	15	15					$23
	BCRR Trust 2009-1
	5.86	%,	07/17/2040(d)	25	27	Oil & Gas - 1.80%
	CD 2006-CD3 Mortgage Trust					Anadarko Petroleum Corp
	5.62	%,	10/15/2048	31	33	3.45	%,	07/15/2024	10	10
	Credit Suisse First Boston Mortgage Securities					5.95	%,	09/15/2016	30	33
	Corp					6.45	%,	09/15/2036	5	6
	0.88	%,	11/15/2037(d),(e)	319	—	Apache Corp
	4.77	%,	07/15/2037	20	20	4.25	%,	01/15/2044	15	14
	CSMC Series 2009-RR3					4.75	%,	04/15/2043	5	5
	5.34	%,	12/15/2043(d),(e)	25	27	Baytex Energy Corp
						5.13	%,	06/01/2021(d)	5	5
	Fannie Mae
	5.85	%,	06/25/2018(e)	66	4	BP Capital Markets PLC
						0.77	%,	05/10/2019(e)	50	50
	Fannie Mae Interest Strip
	4.50	%,	10/25/2035(e)	453	31	Carrizo Oil & Gas Inc
	Fannie Mae REMICS					8.63	%,	10/15/2018	35	36
	4.00	%,	02/25/2029(e)	115	15	Chaparral Energy Inc
	6.60	%,	03/25/2021(e)	141	18	7.63	%,	11/15/2022	10	10
	6.60	%,	11/25/2036(e)	34	5	Chesapeake Energy Corp
						3.48	%,	04/15/2019(e)	5	5
	Freddie Mac
	3.50	%,	02/15/2025(e)	367	31	4.88	%,	04/15/2022	5	5
	Freddie Mac REMICS					6.13	%,	02/15/2021	5	5
	0.75	%,	08/15/2018(e)	10	10	Cimarex Energy Co
	1.25	%,	09/15/2033	70	70	4.38	%,	06/01/2024	10	10
	GE Commercial Mortgage Corp Series 2007-					Continental Resources Inc/OK
	C1 Trust					4.50	%,	04/15/2023	10	10
	5.61	%,	12/10/2049(e)	100	105	4.90	%,	06/01/2044	15	15
	GS Mortgage Securities Trust 2013-GCJ12					Delek & Avner Tamar Bond Ltd
						5.41	%,	12/30/2025(d)	50	51
	3.78	%,	06/10/2046(e)	25	25
	JP Morgan Chase Commercial Mortgage					Denbury Resources Inc
	Securities Trust 2005-CIBC12					5.50	%,	05/01/2022	10	10
	4.95	%,	09/12/2037	25	26	Devon Energy Corp
	JP Morgan Chase Commercial Mortgage					2.25	%,	12/15/2018	25	25
	Securities Trust 2005-LDP3					Ecopetrol SA
	5.17	%,	08/15/2042(e)	25	25	4.13	%,	01/16/2025	10	10
	JP Morgan Chase Commercial Mortgage					5.88	%,	09/18/2023	75	83
	Securities Trust 2006-CIBC17					Encana Corp
	5.43	%,	12/12/2043	25	27	5.15	%,	11/15/2041	10	11
LB	-UBS Commercial Mortgage Trust 2005-					EP Energy LLC / Everest Acquisition Finance
	C7					Inc
	5.32	%,	11/15/2040	45	47	9.38	%,	05/01/2020	30	33
LB	-UBS Commercial Mortgage Trust 2007-					Halcon Resources Corp
	C2					9.25	%,	02/15/2022	5	5
	5.43	%,	02/15/2040	8	9	Kerr-McGee Corp
	Morgan Stanley Bank of America Merrill					7.88	%,	09/15/2031	15	21
	Lynch Trust 2013-C9					Kodiak Oil & Gas Corp
	3.46	%,	05/15/2046	25	25	5.50	%,	01/15/2021	5	5
	Morgan Stanley Bank of America Merrill					8.13	%,	12/01/2019	15	16
	Lynch Trust 2014-C18					Linn Energy LLC / Linn Energy Finance Corp
						6.25	%,	11/01/2019(e)	5	5
	4.45	%,	10/15/2047(e)	50	52
	Morgan Stanley Capital I Trust 2007-HQ12					6.50	%,	05/15/2019	5	5
	5.77	%,	04/12/2049(e)	25	27	6.50	%,	09/15/2021	10	10
	5.77	%,	04/12/2049(e)	21	22	Nabors Industries Inc
	UBS Commercial Mortgage Trust 2012-C1					2.35	%,	09/15/2016	10	10
	3.40	%,	05/10/2045(e)	55	56	Northern Blizzard Resources Inc
						7.25	%,	02/01/2022(d)	6	6
	UBS-Barclays Commercial Mortgage Trust
	2013	-C5				Oasis Petroleum Inc
	3.18	%,	03/10/2046(e)	15	15	6.50	%,	11/01/2021	10	10
	Wachovia Bank Commercial Mortgage Trust					Ocean Rig UDW Inc
						7.25	%,	04/01/2019(d)	10	9
	Series 2007-C34
	5.68	%,	05/15/2046(e)	110	120	PDC Energy Inc
						7.75	%,	10/15/2022	10	11

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

			Principal					Principal
BONDS (continued)			Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

Oil & Gas (continued)					Packaging & Containers (continued)
Petrobras Global Finance BV					Rock-Tenn Co
3.25	%,	03/17/2017	$25	$25	3.50	%,	03/01/2020	$30	$30
Petrobras International Finance Co SA									$91
5.38	%,	01/27/2021	60	61
Petroleos Mexicanos					Pharmaceuticals - 0.33%
4.88	%,	01/24/2022	55	58	Actavis Funding SCS
					3.85	%,	06/15/2024(d),(e)	15	15
4.88	%,	01/18/2024(d)	50	53
					4.85	%,	06/15/2044(d)	20	19
QEP Resources Inc
5.25	%,	05/01/2023	10	10	Express Scripts Holding Co
RKI Exploration & Production LLC / RKI					2.25	%,	06/15/2019	20	20
Finance Corp					2.75	%,	11/21/2014	25	25
8.50	%,	08/01/2021(d)	10	10	Forest Laboratories Inc
					5.00	%,	12/15/2021(d)	20	21
Rowan Cos Inc
5.00	%,	09/01/2017	15	16	GlaxoSmithKline Capital Inc
5.40	%,	12/01/2042	15	14	5.38	%,	04/15/2034	5	6
Seventy Seven Energy Inc					Merck & Co Inc
6.50	%,	07/15/2022(d)	5	5	1.30	%,	05/18/2018	20	20
Talisman Energy Inc					Salix Pharmaceuticals Ltd
					6.00	%,	01/15/2021(d)	15	16
3.75	%,	02/01/2021	20	20
5.50	%,	05/15/2042	20	20	Valeant Pharmaceuticals International Inc
					7.50	%,	07/15/2021(d)	15	16
7.75	%,	06/01/2019	20	24
Transocean Inc					Wyeth LLC
3.80	%,	10/15/2022	10	9	6.00	%,	02/15/2036	5	6
6.38	%,	12/15/2021	20	21	Zoetis Inc
Triangle USA Petroleum Corp					1.15	%,	02/01/2016	5	5
6.75	%,	07/15/2022(d)	5	5					$169
Ultra Petroleum Corp					Pipelines - 0.67%
6.13	%,	10/01/2024(d)	5	5	Access Midstream Partners LP / ACMP
				$911	Finance Corp
Oil & Gas Services - 0.10%					4.88	%,	05/15/2023	40	41
FTS International Inc					4.88	%,	03/15/2024	10	10
6.25	%,	05/01/2022(d)	5	5	Boardwalk Pipelines LP
Hornbeck Offshore Services Inc					3.38	%,	02/01/2023	15	14
5.00	%,	03/01/2021	10	9	Buckeye Partners LP
Key Energy Services Inc					2.65	%,	11/15/2018	5	5
6.75	%,	03/01/2021	15	14	4.35	%,	10/15/2024	25	25
Weatherford International LLC					DCP Midstream LLC
					5.85	%,	05/21/2043(d),(e)	10	10
6.35	%,	06/15/2017	5	6
Weatherford International Ltd/Bermuda					El Paso Pipeline Partners Operating Co LLC
5.95	%,	04/15/2042	5	5	4.70	%,	11/01/2042	15	13
6.50	%,	08/01/2036	10	12	5.00	%,	10/01/2021	10	11
				$51	Enable Midstream Partners LP
					2.40	%,	05/15/2019(d)	30	30
Other Asset Backed Securities - 0.64%					Enbridge Inc
Countrywide Asset-Backed Certificates					0.68	%,	06/02/2017(e)	30	30
0.40	%,	03/25/2036(e)	58	50	3.50	%,	06/10/2024	25	25
1.76	%,	01/25/2034(e)	58	54	Energy Transfer Equity LP
GE Dealer Floorplan Master Note Trust					5.88	%,	01/15/2024	5	5
0.53	%,	07/20/2019(e)	100	100	Kinder Morgan Energy Partners LP
John Deere Owner Trust 2013-B					2.65	%,	02/01/2019	15	15
0.55	%,	01/15/2016(e)	69	70	5.63	%,	09/01/2041	10	10
JP Morgan Mortgage Acquisition Trust 2007-					Plains All American Pipeline LP / PAA
CH3					Finance Corp
0.30	%,	03/25/2037(e)	49	48	3.60	%,	11/01/2024	10	10
MSDWCC Heloc Trust 2005-1					Regency Energy Partners LP / Regency Energy
0.53	%,	07/25/2017(e)	3	3	Finance Corp
				$325	5.00	%,	10/01/2022	5	5
					TransCanada PipeLines Ltd
Packaging & Containers - 0.18%					4.63	%,	03/01/2034	10	10
Berry Plastics Corp					5.00	%,	10/16/2043	5	5
5.50	%,	05/15/2022	10	10	7.13	%,	01/15/2019	5	6
Beverage Packaging Holdings Luxembourg II					Western Gas Partners LP
SA / Beverage Packaging Holdings II					2.60	%,	08/15/2018	25	25
5.63	%,	12/15/2016(d)	5	5
					5.45	%,	04/01/2044	10	11
Crown Cork & Seal Co Inc					Williams Cos Inc/The
7.38	%,	12/15/2026	8	9	7.88	%,	09/01/2021	20	24
Exopack Holding Corp									$340
10.00%, 06/01/2018(d)			15	16
Packaging Corp of America
4.50	%,	11/01/2023	20	21

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

				Principal					Principal
	BONDS (continued)			Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

	Real Estate - 0.13%					Sovereign (continued)
	Crescent Resources LLC / Crescent Ventures					Mexico Government International
	Inc					Bond (continued)
	10.25%, 08/15/2017(d)			$10	$11	4.75	%,	03/08/2044	$10	$10
	Regency Centers LP					Poland Government International Bond
	5.88	%,	06/15/2017	50	55	3.00	%,	03/17/2023	25	24
					$66	Romanian Government International Bond
						4.88	%,	01/22/2024(d)	10	11
REITS	- 0.15%					Russian Foreign Bond - Eurobond
	DuPont Fabros Technology LP					7.50	%,	03/31/2030(d)	10	11
	5.88	%,	09/15/2021	5	5					$117
	HCP Inc
	2.63	%,	02/01/2020	15	15	Student Loan Asset Backed Securities - 0.48%
	3.88	%,	08/15/2024	15	15	SLM Private Education Loan Trust 2012-E
	Hospitality Properties Trust					0.90	%,	06/15/2016(d),(e)	76	76
	4.50	%,	03/15/2025	20	20	SLM Private Education Loan Trust 2013-A
	iStar Financial Inc					0.75	%,	08/15/2022(d),(e)	119	119
	4.88	%,	07/01/2018	5	5	SLM Student Loan Trust 2008-5
	9.00	%,	06/01/2017	5	5	1.53	%,	01/25/2018(e)	20	20
	Prologis LP					SLM Student Loan Trust 2008-6
	4.25	%,	08/15/2023	10	10	0.78	%,	10/25/2017(e)	27	27
					$75					$242

	Retail - 0.58%					Supranational Bank - 0.05%
	Building Materials Holding Corp					Corp Andina de Fomento
	9.00	%,	09/15/2018(d)	5	5	1.50	%,	08/08/2017	25	25
	CVS Health Corp
	1.20	%,	12/05/2016	25	25
	2.25	%,	12/05/2018	5	5	Telecommunications - 1.04%
						AT&T Inc
	2.25	%,	08/12/2019	20	20	1.15	%,	11/27/2018(e)	10	10
	3.38	%,	08/12/2024	10	10	2.38	%,	11/27/2018	5	5
	4.13	%,	05/15/2021	15	16
	CVS Pass-Through Trust					4.30	%,	12/15/2042	5	5
	5.93	%,	01/10/2034(d)	9	11	4.35	%,	06/15/2045	39	36
	7.51	%,	01/10/2032(d)	4	6	5.80	%,	02/15/2019	45	52
	Landry's Holdings II Inc					CC Holdings GS V LLC / Crown Castle GS III
	10.25%, 01/01/2018 (d)			15	16	Corp
	Macy's Retail Holdings Inc					3.85	%,	04/15/2023	30	30
						Embarq Corp
	5.90	%,	12/01/2016	36	40	8.00	%,	06/01/2036	5	5
	6.38	%,	03/15/2037	10	12
	Michaels FinCo Holdings LLC / Michaels					Goodman Networks Inc
	FinCo Inc					12.13%, 07/01/2018			5	5
	7.50%,		PIK 8.25%, 08/01/2018(d),(g)	3	3	Intelsat Luxembourg SA
	Michaels Stores Inc					7.75	%,	06/01/2021	20	20
	5.88	%,	12/15/2020(d)	5	5	8.13	%,	06/01/2023	15	16
	Neiman Marcus Group LTD LLC					Level 3 Communications Inc
	8.75	%,	10/15/2021(d)	5	5	11.88%, 02/01/2019			12	12
						Level 3 Escrow II Inc
	New Academy Finance Co LLC / New					5.38	%,	08/15/2022(d)	5	5
	Academy Finance Corp
	8.00%, PIK 8.75%, 06/15/2018(d),(g)			20	20	Level 3 Financing Inc
						6.13	%,	01/15/2021(d)	5	5
	Petco Holdings Inc
	8.50%, PIK 9.25%, 10/15/2017(d),(g)			20	20	8.13	%,	07/01/2019	5	5
						SBA Tower Trust
	Suburban Propane Partners LP/Suburban					4.25	%,	04/15/2040(b),(d),(e)	25	25
	Energy Finance Corp
	7.38	%,	03/15/2020	10	10	Sprint Capital Corp
	Target Corp					6.88	%,	11/15/2028	10	10
						Sprint Communications Inc
	2.30	%,	06/26/2019	5	5	6.00	%,	11/15/2022	5	5
	4.00	%,	07/01/2042	5	5
	Wal-Mart Stores Inc					7.00	%,	08/15/2020	20	21
						9.13	%,	03/01/2017	3	3
	1.00	%,	04/21/2017	50	50	Sprint Corp
	4.75	%,	10/02/2043	5	5	7.88	%,	09/15/2023(d)	5	5
					$294	Telefonica Emisiones SAU
	Software - 0.13%					5.13	%,	04/27/2020	15	16
	Activision Blizzard Inc					7.05	%,	06/20/2036	15	19
	5.63	%,	09/15/2021(d)	10	11	T-Mobile USA Inc
	Oracle Corp					6.25	%,	04/01/2021	10	10
	2.38	%,	01/15/2019	30	30	6.63	%,	04/28/2021	5	5
	4.30	%,	07/08/2034	25	25	Verizon Communications Inc
					$66	1.35	%,	06/09/2017	25	25
						1.98	%,	09/14/2018(e)	50	53
	Sovereign - 0.23%					2.63	%,	02/21/2020(d)	10	10
	Mexico Government International Bond					4.86	%,	08/21/2046(d)	31	31
	3.50	%,	01/21/2021	60	61	5.01	%,	08/21/2054(d)	7	7

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

				Principal		U.S. GOVERNMENT & GOVERNMENT				Principal
BONDS (continued)				Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value (000's)
						Federal Home Loan Mortgage Corporation (FHLMC)
Telecommunications (continued)						(continued)
Verizon Communications Inc (continued)
5.05	%,	03/15/2034		$10	$11	4.50	%,	04/01/2031		$19	$20
						4.50	%,	04/01/2041		158	171
6.40	%,	09/15/2033		30	37	5.00	%,	06/01/2031		45	49
6.55	%,	09/15/2043		9	11
6.90	%,	04/15/2038		10	13	5.00	%,	08/01/2040		139	154
						5.00	%,	06/01/2041		54	60
					$528	5.50	%,	12/01/2022		8	9
Transportation - 0.21%						6.00	%,	01/01/2029		7	8
CSX Corp						6.00	%,	10/01/2036	(e)	13	14
3.40	%,	08/01/2024		25	25	6.00	%,	08/01/2037		39	45
3.70	%,	10/30/2020		15	16	6.00	%,	01/01/2038	(e)	8	9
5.50	%,	04/15/2041		10	12	6.00	%,	07/01/2038		27	31
Eletson Holdings						6.50	%,	06/01/2017		6	6
9.63	%,	01/15/2022	(d)	5	5	6.50	%,	05/01/2031		3	3
Navios Maritime Acquisition Corp / Navios						6.50	%,	06/01/2031		7	8
Acquisition Finance US Inc						6.50	%,	11/01/2031		2	3
8.13	%,	11/15/2021	(d)	20	19	6.50	%,	10/01/2035		21	24
Navios Maritime Holdings Inc / Navios						7.00	%,	12/01/2027		10	12
Maritime Finance II US Inc						7.50	%,	08/01/2030		1	1
7.38	%,	01/15/2022	(d)	10	9	8.00	%,	12/01/2030		37	43
Navios South American Logistics Inc / Navios											$810
Logistics Finance US Inc
7.25	%,	05/01/2022	(d)	5	5	Federal National Mortgage Association (FNMA) - 5.37%
						2.13	%,	07/01/2034	(e)	5	6
Union Pacific Corp						2.24	%,	04/01/2037	(e)	13	14
4.15	%,	01/15/2045		10	10	2.31	%,	03/01/2035	(e)	12	13
Union Pacific Railroad Co 2014-1 Pass						2.50	%,	10/01/2029	(h)	115	116
Through Trust						3.00	%,	06/01/2027		200	209
3.23	%,	05/14/2026		5	5	3.00	%,	10/01/2044	(h)	440	434
					$106	3.50	%,	10/01/2033		95	99
Trucking & Leasing - 0.01%						3.50	%,	03/01/2042		20	20
Jurassic Holdings III Inc						3.50	%,	06/01/2042		43	44
6.88	%,	02/15/2021	(d)	5	5	3.50	%,	02/01/2043		167	171
						3.50	%,	04/01/2043		23	24
TOTAL BONDS					$10,973	3.50	%,	05/01/2043		66	68
				Principal		4.00	%,	08/01/2020		7	8
CONVERTIBLE BONDS - 0.01%				Amount (000's) Value (000's)		4.00	%,	10/01/2026	(h)	100	106
						4.00	%,	02/01/2031		9	10
Semiconductors - 0.01%						4.00	%,	06/01/2031		22	23
Jazz Technologies Inc						4.00	%,	03/01/2041		38	40
8.00	%,	12/31/2018	(d)	5	6	4.00	%,	10/01/2041	(h)	310	327
						4.00	%,	05/01/2044		195	207
TOTAL CONVERTIBLE BONDS					$6	4.50	%,	05/01/2040		19	20
SENIOR FLOATING RATE INTERESTS -0.07%				Principal		4.50	%,	05/01/2040		107	116
				Amount (000's) Value (000's)		4.50	%,	07/01/2040		19	21
Electronics - 0.01%						4.50	%,	01/01/2041		17	19
Isola USA Corp, Term Loan B						4.50	%,	01/01/2041		115	126
						5.00	%,	10/01/2041	(h)	160	177
9.25	%,	11/29/2018	(e)	$5	$5
						5.50	%,	03/01/2034		17	20
						5.50	%,	04/01/2035		4	4
Forest Products & Paper - 0.01%						5.50	%,	07/01/2038		81	91
Caraustar Industries Inc, Term Loan B						5.50	%,	05/01/2040		59	66
7.50	%,	04/26/2019	(e)	5	4	5.72	%,	02/01/2036	(e)	5	5
						6.00	%,	02/01/2025		28	31
Healthcare - Products - 0.01%						6.00	%,	11/01/2037		31	35
Accellent Inc, Term Loan						6.00	%,	03/01/2038		13	15
3.72	%,	02/19/2021	(e)	5	5	6.50	%,	02/01/2032		8	9
						6.50	%,	07/01/2037		4	5
						6.50	%,	07/01/2037		4	4
Oil & Gas - 0.04%						6.50	%,	02/01/2038		6	6
Seadrill Operating LP, Term Loan B						6.50	%,	09/01/2038		9	10
4.00	%,	02/12/2021	(e)	20	19						$2,719
						Government National Mortgage Association (GNMA) -2.40%
TOTAL SENIOR FLOATING RATE INTERESTS					$33
U.S. GOVERNMENT & GOVERNMENT				Principal		1.63	%,	07/20/2034	(e)	120	125
AGENCY OBLIGATIONS - 15.10%				Amount (000's)	Value (000's)	1.63	%,	01/20/2035	(e)	44	45
Federal Home Loan Mortgage Corporation (FHLMC) -1.60%						1.63	%,	07/20/2035	(e)	135	140
						3.00	%,	10/01/2044		75	75
3.50	%,	04/01/2042		$34	$35	3.50	%,	05/15/2042		85	87
4.00	%,	10/01/2044		100	105	3.50	%,	10/15/2042		42	43
						3.50	%,	08/15/2043		47	48
						4.00	%,	10/01/2040	(h)	50	53

See accompanying notes.

Schedule of Investments
Balanced Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT					Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)					Amount (000's) )	Value (000's	Sector	Percent
Government National Mortgage Association (GNMA)							Consumer, Non-cyclical	17.08%
(continued)							Financial	15.12%
	4.00	%,	10/15/2041		$68	$73	Technology	11.29%
	4.00	%,	05/20/2043		20	21	Mortgage Securities	11.22%
	4.00	%,	10/01/2044		100	106	Communications	7.97%
	4.50	%,	01/20/2040		32	34	Consumer, Cyclical	7.91%
	4.50	%,	08/20/2040		61	66	Energy	7.84%
	4.50	%,	10/20/2040		24	26	Industrial	7.84%
	4.50	%,	11/15/2040		74	82	Government	6.01%
	5.00	%,	02/15/2039		96	107	Asset Backed Securities	3.64%
	6.00	%,	09/20/2026		12	13	Basic Materials	2.32%
	6.00	%,	01/15/2029		41	46	Exchange Traded Funds	2.31%
	6.00	%,	06/15/2032		2	2	Utilities	2.16%
	7.00	%,	05/15/2031		6	7	Diversified	0.01%
	7.00	%,	02/20/2032		10	12	Liabilities in Excess of Other Assets, Net	(2.72)%
						$1,211	TOTAL NET ASSETS	100.00%

U.S. Treasury - 5.14%
	0.25	%,	05/15/2015		15	15
	0.50	%,	06/15/2016		570	570
	0.88	%,	04/30/2017		50	50
	1.25	%,	10/31/2015		300	303
	1.25	%,	10/31/2018		175	173
	2.38	%,	12/31/2020		50	51
	2.50	%,	05/15/2024		30	30
	2.63	%,	02/29/2016		350	361
	3.13	%,	01/31/2017		350	369
	3.13	%,	05/15/2019		45	48
	3.13	%,	11/15/2041		30	30
	3.13	%,	02/15/2042		15	15
	3.63	%,	08/15/2043		50	54
	3.75	%,	11/15/2043		75	83
	3.88	%,	08/15/2040		75	85
	4.38	%,	05/15/2040		75	92
	4.50	%,	02/15/2036		220	271
						$2,600

U.S. Treasury Bill - 0.59%
	0.06	%,	01/15/2015	(i)	300	300

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS						$7,640
Total Investments						$51,985
Liabilities in Excess of Other Assets, Net - (2.72)%						$(1,375)
TOTAL NET ASSETS - 100.00%						$50,610

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager
	under procedures established and periodically reviewed by the Board of
	Directors. At the end of the period, the fair value of these securities totaled
	$89 or 0.18% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
	1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $2,406 or 4.75% of net assets.
(e)	Variable Rate. Rate shown is in effect at September 30, 2014.
(f)	Security purchased on a when-issued basis.
(g)	Payment in kind; the issuer has the option of paying additional securities
	in lieu of cash.
(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
	Notes to Financial Statements for additional information.
(i)	Rate shown is the discount rate of the original purchase.

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

	COMMON STOCKS - 0.00%				Shares Held	Value(000	's)					Principal
								BONDS (continued)				Amount (000's)	Value (000's)
	Semiconductors - 0.00%
	Tower Semiconductor Ltd - Warrants (a),(b),(c)				47,588	$—		Automobile Asset Backed Securities - 4.31%
								AmeriCredit Automobile Receivables Trust
	TOTAL COMMON STOCKS					$—		2013-1
	INVESTMENT COMPANIES - 3.91%				Shares Held	Value(000	's)	0.49	%,	06/08/2016		$63	$63
								AmeriCredit Automobile Receivables Trust
	Publicly Traded Investment Fund - 3.91%							2013-5
	BlackRock Liquidity Funds FedFund Portfolio				12,985,434	12,985		0.54	%,	03/08/2017	(e)	2,158	2,160
								AmeriCredit Automobile Receivables Trust
	TOTAL INVESTMENT COMPANIES					$12,985		2014-1
	PREFERRED STOCKS - 0.51%				Shares Held	Value(000	's)	0.57	%,	07/10/2017	(e)	933	933
Banks	- 0.34%							AmeriCredit Automobile Receivables Trust
	Morgan Stanley (a)				15,000	376		2014-2
								0.44	%,	10/10/2017	(e)	785	785
	State Street Corp 5.90%; Series D				30,000	770
						$1,146		Capital Auto Receivables Asset Trust / Ally
								0.62	%,	07/20/2016		192	192
	Diversified Financial Services - 0.05%							0.79	%,	06/20/2017		675	676
	Ally Financial Inc (d)				180	180		Capital Auto Receivables Asset Trust 2014-2
								1.26	%,	05/21/2018	(e)	1,250	1,249
								CarMax Auto Owner Trust 2014-3
	Telecommunications - 0.12%							0.55	%,	08/15/2017		1,000	1,000
	Verizon Communications Inc				15,000	391		Chesapeake Funding LLC
								1.41	%,	04/07/2024(d)	,(e)	950	958
	TOTAL PREFERRED STOCKS					$1,717		Santander Drive Auto Receivables Trust 2014-
					Principal			2
BONDS	- 66.10%				Amount (000's)	Value(000	's)	0.47	%,	07/17/2017	(e)	1,000	1,000
	Advertising - 0.06%							0.80	%,	04/16/2018	(e)	1,000	999
	CBS Outdoor Americas Capital LLC / CBS							Santander Drive Auto Receivables Trust 2014-
	Outdoor Americas Capital Corp							4
	5.25	%,	02/15/2022	(d)	$20	$20		0.47	%,	01/16/2018	(e)	1,000	1,000
	WPP Finance 2010							Volkswagen Auto Lease Trust 2014-A
	3.75	%,	09/19/2024		180	178		0.52	%,	10/20/2016	(e)	1,730	1,732
						$198		World Omni Auto Receivables Trust 2014-A
								0.94	%,	04/15/2019	(e)	1,575	1,571
	Aerospace & Defense - 0.11%												$14,318
	Air 2 US
	8.63	%,	10/01/2020(c)	,(d)	39	41		Automobile Floor Plan Asset Backed Securities - 1.03%
	Rockwell Collins Inc							Ally Master Owner Trust
	0.58	%,	12/15/2016	(e)	320	320		1.21	%,	06/15/2017		3,000	3,014
						$361		GE Dealer Floorplan Master Note Trust
								0.59	%,	10/20/2017	(e)	400	401
	Agriculture - 0.45%												$3,415
	Altria Group Inc
	2.85	%,	08/09/2022		205	196		Automobile Manufacturers - 1.17%
	5.38	%,	01/31/2044		390	415		American Honda Finance Corp
	9.95	%,	11/10/2038		90	149		2.13	%,	10/10/2018		40	40
	Philip Morris International Inc							Daimler Finance North America LLC
	4.38	%,	11/15/2041		140	137		1.25	%,	01/11/2016	(d)	305	307
	6.38	%,	05/16/2038		5	6		1.30	%,	07/31/2015	(d)	495	498
	Pinnacle Operating Corp							2.38	%,	08/01/2018	(d)	200	203
	9.00	%,	11/15/2020	(d)	158	169		Ford Motor Co
	Reynolds American Inc							7.40	%,	11/01/2046		175	239
	3.25	%,	11/01/2022		140	135		General Motors Co
	4.85	%,	09/15/2023		285	304		3.50	%,	10/02/2018		1,315	1,336
						$1,511		4.88	%,	10/02/2023		30	32
								6.25	%,	10/02/2043		95	111
	Airlines - 0.29%							Jaguar Land Rover Automotive PLC
	American Airlines 2014-1 Class A Pass							4.13	%,	12/15/2018	(d)	200	200
	Through Trust							Navistar International Corp
	3.70	%,	10/01/2026	(c)	165	166		8.25	%,	11/01/2021		155	159
	United Airlines 2014-1 Class A Pass Through							Nissan Motor Acceptance Corp
	Trust							0.78	%,	03/03/2017(d)	,(e)	410	412
	4.00	%,	04/11/2026	(c)	230	231		Toyota Motor Credit Corp
	United Airlines 2014-2 Class A Pass Through							2.10	%,	01/17/2019		125	125
	Trust							Volkswagen International Finance NV
	3.75	%,	09/03/2026	(c)	300	304		1.13	%,	11/18/2016	(d)	235	235
	US Airways 2001-1G Pass Through Trust												$3,897
	7.08	%,	09/20/2022	(c)	40	44
	US Airways 2013-1 Class A Pass Through							Automobile Parts & Equipment - 0.05%
	Trust							Dana Holding Corp
	3.95	%,	11/15/2025	(c)	210	211		5.38	%,	09/15/2021		30	31
						$956		6.00	%,	09/15/2023		60	62

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

					Principal						Principal
	BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)				Amount (000's)	Value (000's)

	Automobile Parts & Equipment (continued)						Banks (continued)
	Lear Corp						Morgan Stanley (continued)
	5.38	%,	03/15/2024		$65	$65	2.38	%,	07/23/2019		$1,000	$984
						$158	4.35	%,	09/08/2026		360	354
							4.88	%,	11/01/2022		80	84
Banks	- 7.35%						5.00	%,	11/24/2025		195	204
	Associated Banc-Corp						5.45	%,	07/29/2049	(e)	975	968
	5.13	%,	03/28/2016		705	744	Royal Bank of Scotland Group PLC
	Australia & New Zealand Banking Group Ltd						5.13	%,	05/28/2024		50	49
	4.50	%,	03/19/2024	(d)	290	292
							6.00	%,	12/19/2023		885	928
	Banco Inbursa SA Institucion de Banca						UBS AG/Jersey
	Multiple						7.25	%,	02/22/2022	(e)	245	262
	4.13	%,	06/06/2024	(d)	200	193
							UBS AG/Stamford CT
	Bancolombia SA						1.38	%,	08/14/2017		250	248
	5.95	%,	06/03/2021		100	110	Wells Fargo & Co
	Bank of America Corp						5.90	%,	12/29/2049	(e)	460	469
	4.00	%,	04/01/2024		365	369	Westpac Banking Corp
	4.10	%,	07/24/2023		430	439	0.56	%,	05/19/2017	(e)	1,000	1,002
	4.13	%,	01/22/2024		860	876						$24,405
	4.20	%,	08/26/2024		865	857
	4.88	%,	04/01/2044		180	187	Beverages - 0.82%
	6.25	%,	09/29/2049	(e)	515	512	Ajecorp BV
	Barclays PLC						6.50	%,	05/14/2022		250	228
	8.25	%,	12/29/2049	(e)	440	452	Anheuser-Busch InBev Worldwide Inc
	BBVA Banco Continental SA						1.38	%,	07/15/2017		190	190
	5.00	%,	08/26/2022	(d)	150	157	2.50	%,	07/15/2022		390	368
	BBVA Bancomer SA/Texas						7.75	%,	01/15/2019		150	181
	6.75	%,	09/30/2022	(d)	300	336	Coca-Cola Icecek AS
	BNZ International Funding Ltd/London						4.75	%,	10/01/2018	(d)	250	261
	2.35	%,	03/04/2019	(d)	400	399	Constellation Brands Inc
	BPCE SA						3.75	%,	05/01/2021		120	118
	1.61	%,	07/25/2017		190	190	4.25	%,	05/01/2023		125	122
	4.50	%,	03/15/2025	(d)	1,110	1,076	Corp Lindley SA
	4.63	%,	07/11/2024	(d)	1,005	983	6.75	%,	11/23/2021	(d)	100	109
	5.15	%,	07/21/2024	(d)	495	510	6.75	%,	11/23/2021		150	164
	CIT Group Inc						Pernod Ricard SA
	3.88	%,	02/19/2019		180	177	4.45	%,	01/15/2022	(d)	470	497
	Citigroup Inc						5.75	%,	04/07/2021	(d)	235	268
	4.05	%,	07/30/2022		310	314	SABMiller Holdings Inc
	City National Corp/CA						3.75	%,	01/15/2022	(d)	200	204
	5.25	%,	09/15/2020		515	572						$2,710
	Compass Bank
	2.75	%,	09/29/2019		620	619	Biotechnology - 0.64%
	Cooperatieve Centrale Raiffeisen-						Amgen Inc
	Boerenleenbank BA/Netherlands						5.15	%,	11/15/2041		80	84
	11.00%, 12/29/2049(d),(e)				281	372	Celgene Corp
	Credit Agricole SA						1.90	%,	08/15/2017		185	186
	6.63	%,	09/29/2049(d)	,(e)	350	334	3.25	%,	08/15/2022		170	169
	Credit Suisse Group AG						4.00	%,	08/15/2023		230	239
	6.25	%,	12/29/2049(d)	,(e)	300	290	4.63	%,	05/15/2044		570	559
	Credit Suisse/New York NY						5.25	%,	08/15/2043		30	33
	3.63	%,	09/09/2024		400	395	Genzyme Corp
	Fifth Third Bank/Cincinnati OH						5.00	%,	06/15/2020		230	259
	2.88	%,	10/01/2021		430	423	Gilead Sciences Inc
	Goldman Sachs Group Inc/The						3.05	%,	12/01/2016		135	141
	3.85	%,	07/08/2024		885	880	4.80	%,	04/01/2044		355	373
	6.00	%,	06/15/2020		200	230	5.65	%,	12/01/2041		80	94
	6.75	%,	10/01/2037		195	233						$2,137
	Huntington National Bank/The						Building Materials - 0.88%
	0.66	%,	04/24/2017	(e)	1,500	1,501	Boise Cascade Co
	2.20	%,	04/01/2019		440	438	6.38	%,	11/01/2020		55	57
	ING Bank NV						Cemex SAB de CV
	2.50	%,	10/01/2019(d)	,(f)	320	318	7.25	%,	01/15/2021	(d)	200	211
	5.80	%,	09/25/2023	(d)	200	220	CRH America Inc
	Intesa Sanpaolo SpA						6.00	%,	09/30/2016		265	290
	2.38	%,	01/13/2017		455	460	8.13	%,	07/15/2018		510	616
	5.02	%,	06/26/2024	(d)	555	541	Martin Marietta Materials Inc
	JP Morgan Chase & Co						1.33	%,	06/30/2017(d)	,(e)	1,385	1,391
	3.20	%,	01/25/2023		750	732	4.25	%,	07/02/2024	(d)	270	274
	5.00	%,	12/29/2049	(e)	575	560	Norbord Inc
	Morgan Stanley						5.38	%,	12/01/2020	(d)	95	92
	0.97	%,	07/23/2019	(e)	330	330
												$2,931
	1.75	%,	02/25/2016		230	232

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

				Principal						Principal
BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)				Amount (000's)	Value (000's)

Chemicals - 0.55%						Credit Card Asset Backed Securities (continued)
Axiall Corp						Barclays Dryrock Issuance Trust
4.88	%,	05/15/2023		$50	$48	0.49	%,	03/16/2020	(e)	$1,500	$1,501
CF Industries Inc						0.51	%,	12/16/2019	(e)	2,000	2,002
5.15	%,	03/15/2034		155	163	Citibank Credit Card Issuance Trust
Cornerstone Chemical Co						0.35	%,	08/24/2018	(e)	1,300	1,300
9.38	%,	03/15/2018	(d)	70	73	Discover Card Execution Note Trust
Dow Chemical Co/The						0.35	%,	01/16/2018	(e)	1,000	1,000
4.38	%,	11/15/2042		80	75						$8,254
Eagle Spinco Inc
4.63	%,	02/15/2021		100	96	Distribution & Wholesale - 0.03%
LYB International Finance BV						HD Supply Inc
4.88	%,	03/15/2044		70	71	7.50	%,	07/15/2020		111	115
Mexichem SAB de CV
4.88	%,	09/19/2022	(d)	200	204	Diversified Financial Services - 3.38%
4.88	%,	09/19/2022		250	255	Air Lease Corp
Monsanto Co						2.13	%,	01/15/2018		665	660
4.20	%,	07/15/2034		410	413	Aircastle Ltd
Mosaic Co/The						4.63	%,	12/15/2018		55	55
5.45	%,	11/15/2033		200	221	5.13	%,	03/15/2021		150	148
NOVA Chemicals Corp						7.63	%,	04/15/2020		45	50
5.25	%,	08/01/2023	(d)	75	78	American Express Credit Corp
Taminco Global Chemical Corp						1.55	%,	09/22/2017		375	375
9.75	%,	03/31/2020	(d)	85	94	Countrywide Financial Corp
WR Grace & Co-Conn						6.25	%,	05/15/2016		265	286
5.63	%,	10/01/2024	(d)	30	31	Credit Acceptance Corp
					$1,822	6.13	%,	02/15/2021	(d)	255	259
						Denali Borrower LLC / Denali Finance Corp
Commercial Services - 0.19%						5.63	%,	10/15/2020	(d)	235	242
ERAC USA Finance LLC
2.75	%,	03/15/2017	(d)	155	160	Fly Leasing Ltd
						6.38	%,	10/15/2021	(f)	200	198
3.30	%,	10/15/2022	(d)	50	49
3.85	%,	11/15/2024	(d)	210	210	Ford Motor Credit Co LLC
Moody's Corp						4.38	%,	08/06/2023		360	377
5.25	%,	07/15/2044		125	131	8.00	%,	12/15/2016		335	381
TMS International Corp						GE Capital Trust I
7.63%, 10/15/2021 (d)				70	73	6.38	%,	11/15/2067		565	610
						General Electric Capital Corp
					$623	0.51	%,	05/15/2017	(e)	950	952
Computers - 1.49%						1.60	%,	11/20/2017		460	461
Apple Inc						5.25	%,	06/29/2049	(e)	400	400
0.49	%,	05/03/2018	(e)	750	751	5.30	%,	02/11/2021		1,175	1,324
0.54	%,	05/06/2019	(e)	960	961	6.25	%,	12/31/2049	(e)	400	431
2.85	%,	05/06/2021		215	215	General Motors Financial Co Inc
Compiler Finance Sub Inc						2.63	%,	07/10/2017		355	357
7.00	%,	05/01/2021	(d)	80	76	2.75	%,	05/15/2016		135	136
Hewlett-Packard Co						3.25	%,	05/15/2018		125	126
3.00	%,	09/15/2016		75	78	4.38	%,	09/25/2021		250	256
4.30	%,	06/01/2021		525	558	HSBC Finance Capital Trust IX
International Business Machines Corp						5.91	%,	11/30/2035		700	720
0.61	%,	02/12/2019	(e)	1,000	1,007	Icahn Enterprises LP / Icahn Enterprises
NCR Corp						Finance Corp
4.63	%,	02/15/2021		207	203	3.50	%,	03/15/2017		155	153
5.88	%,	12/15/2021	(d)	55	56	4.88	%,	03/15/2019		55	54
Seagate HDD Cayman						6.00	%,	08/01/2020		105	108
4.75	%,	06/01/2023		235	237	International Lease Finance Corp
4.75	%,	01/01/2025	(d)	325	323	6.25	%,	05/15/2019		95	102
Xerox Business Services LLC						National Rural Utilities Cooperative Finance
5.20	%,	06/01/2015		470	484	Corp
					$4,949	0.49	%,	05/12/2017	(e)	650	650
						4.75	%,	04/30/2043	(e)	125	123
Consumer Products - 0.15%						Synchrony Financial
Reynolds Group Issuer Inc / Reynolds Group						4.25	%,	08/15/2024		420	420
Issuer LLC / Reynolds Group Issuer						Vesey Street Investment Trust I
(Luxembourg) S.A.						4.40	%,	09/01/2016	(e)	765	811
7.13	%,	04/15/2019		335	347						$11,225
7.88	%,	08/15/2019		100	106
9.88	%,	08/15/2019		40	43	Electric - 2.29%
					$496	Alabama Power Co
						3.85	%,	12/01/2042		125	120
Credit Card Asset Backed Securities - 2.48%						4.15	%,	08/15/2044		150	149
BA Credit Card Trust						CMS Energy Corp
0.42	%,	09/16/2019	(e)	1,200	1,201
0.44	%,	01/15/2020	(e)	1,250	1,250	4.70	%,	03/31/2043		135	136

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's)	Value (000's)		BONDS (continued)				Amount (000's)	Value (000's)

Electric (continued)							Electronics (continued)
Commonwealth Edison Co							Viasystems Inc
3.80	%,	10/01/2042		$115	$108		7.88	%,	05/01/2019	(d)	$130	$136
4.60	%,	08/15/2043		170	180							$151
Dominion Gas Holdings LLC
4.80	%,	11/01/2043		10	11		Engineering & Construction - 0.21%
DTE Electric Co							Odebrecht Finance Ltd
							5.13	%,	06/26/2022	(d)	250	261
3.38	%,	03/01/2025		260	262
DTE Energy Co							Odebrecht Offshore Drilling Finance Ltd
							6.63	%,	10/01/2022	(d)	195	201
6.38	%,	04/15/2033		305	383		6.75	%,	10/01/2022	(d)	238	248
Duke Energy Carolinas LLC
4.00	%,	09/30/2042		265	260							$710
Duke Energy Progress Inc							Entertainment - 0.21%
4.38	%,	03/30/2044		120	124		Cinemark USA Inc
Edison International							4.88	%,	06/01/2023		220	210
3.75	%,	09/15/2017		160	169		DreamWorks Animation SKG Inc
Electricite de France SA							6.88	%,	08/15/2020	(d)	140	146
2.15	%,	01/22/2019	(d)	115	115		Peninsula Gaming LLC / Peninsula Gaming
5.63	%,	12/29/2049(d)	,(e)	720	749		Corp
Elwood Energy LLC							8.38	%,	02/15/2018	(d)	130	136
8.16	%,	07/05/2026		146	163		Regal Entertainment Group
Energy Future Intermediate Holding Co LLC /							5.75	%,	03/15/2022		115	115
EFIH Finance Inc							WMG Acquisition Corp
0.00	%,	03/01/2022(a)	,(d),(e)	55	65		6.00	%,	01/15/2021	(d)	24	24
FirstEnergy Corp							WMG Holdings Corp
7.38	%,	11/15/2031		235	278		13.75%, 10/01/2019				45	52
Florida Power & Light Co												$683
4.05	%,	06/01/2042		195	194
4.13	%,	02/01/2042		120	121		Environmental Control - 0.21%
Indiantown Cogeneration LP							Republic Services Inc
9.77	%,	12/15/2020		211	240		3.80	%,	05/15/2018		400	425
Miran Mid-Atlantic Series C Pass Through							Waste Management Inc
Trust							7.75	%,	05/15/2032		200	285
10.06	%,	12/30/2028		127	139							$710
Northern States Power Co/MN						Food	- 1.07%
3.40	%,	08/15/2042		40	35		ConAgra Foods Inc
NRG Energy Inc							1.30	%,	01/25/2016		50	50
8.25	%,	09/01/2020		125	134		Grupo Bimbo SAB de CV
Oncor Electric Delivery Co LLC							3.88	%,	06/27/2024	(d)	300	296
2.15	%,	06/01/2019	(d)	500	496
							Ingles Markets Inc
5.25	%,	09/30/2040		120	139		5.75	%,	06/15/2023		90	91
Pacific Gas & Electric Co							Kraft Foods Group Inc
4.45	%,	04/15/2042		105	105		6.50	%,	02/09/2040		210	260
PacifiCorp							Kroger Co/The
3.85	%,	06/15/2021		150	161		5.00	%,	04/15/2042		95	98
4.10	%,	02/01/2042		120	119		Mondelez International Inc
PPL Electric Utilities Corp							6.50	%,	11/01/2031		120	152
3.00	%,	09/15/2021		80	81		Smithfield Foods Inc
4.75	%,	07/15/2043		115	126		5.25	%,	08/01/2018	(d)	40	40
PPL WEM Holdings Ltd							5.88	%,	08/01/2021	(d)	60	61
3.90	%,	05/01/2016	(d)	230	239
5.38	%,	05/01/2021	(d)	115	129		Sysco Corp
							2.35	%,	10/02/2019	(f)	410	410
Public Service Co of Colorado							3.00	%,	10/02/2021	(f)	545	546
4.30	%,	03/15/2044		75	77		3.50	%,	10/02/2024	(f)	215	216
4.75	%,	08/15/2041		250	275		4.35	%,	10/02/2034	(f)	345	350
Public Service Electric & Gas Co							Tyson Foods Inc
2.30	%,	09/15/2018		400	407		2.65	%,	08/15/2019		110	110
Puget Energy Inc							3.95	%,	08/15/2024		70	70
5.63	%,	07/15/2022		60	69		4.88	%,	08/15/2034		105	108
6.00	%,	09/01/2021		285	331		5.15	%,	08/15/2044		50	52
San Diego Gas & Electric Co							Wm Wrigley Jr Co
4.30	%,	04/01/2042		125	129		2.40	%,	10/21/2018	(d)	235	237
Southern California Edison Co							3.38	%,	10/21/2020	(d)	415	421
4.05	%,	03/15/2042		260	255							$3,568
Virginia Electric and Power Co
4.00	%,	01/15/2043		35	34		Forest Products & Paper - 0.40%
4.45	%,	02/15/2044		235	244		Cascades Inc
4.65	%,	08/15/2043		65	70		5.50	%,	07/15/2022	(d)	70	68
					$7,621		Domtar Corp
							6.25	%,	09/01/2042		285	305
Electronics - 0.05%							6.75	%,	02/15/2044		50	54
Sanmina Corp
4.38	%,	06/01/2019	(d)	15	15

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

				Principal						Principal
BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)				Amount (000's)	Value (000's)

Forest Products & Paper (continued)						Home Equity Asset Backed Securities - 0.06%
Georgia-Pacific LLC						New Century Home Equity Loan Trust 2005-1
5.40	%,	11/01/2020	(d)	$230	$260	0.73	%,	03/25/2035	(e)	$25	$25
International Paper Co						Saxon Asset Securities Trust 2004-1
4.80	%,	06/15/2044		275	266	1.85	%,	03/25/2035	(e)	127	66
Resolute Forest Products Inc						Specialty Underwriting & Residential Finance
5.88	%,	05/15/2023		110	102	Trust Series 2004-BC1
Sappi Papier Holding GmbH						0.92	%,	02/25/2035	(e)	123	116
7.50	%,	06/15/2032	(d)	155	138						$207
Tembec Industries Inc
9.00	%,	12/15/2019(d)	,(f)	75	76	Insurance - 1.69%
Verso Paper Holdings LLC / Verso Paper Inc						American International Group Inc
11.75%, 01/15/2019				50	50	3.38	%,	08/15/2020		550	566
					$1,319	5.45	%,	05/18/2017		190	209
						Five Corners Funding Trust
Healthcare - Products - 0.09%						4.42	%,	11/15/2023	(d)	1,190	1,246
ConvaTec Finance International SA						Liberty Mutual Group Inc
8.25%, PIK 9.00%, 01/15/2019(d),(g)				200	203	4.25	%,	06/15/2023	(d)	255	261
Universal Hospital Services Inc						5.00	%,	06/01/2021	(d)	320	349
7.63	%,	08/15/2020		90	85	7.00	%,	03/07/2067(d)	,(e)	215	228
					$288	7.80	%,	03/07/2087	(d)	420	494
						MetLife Inc
Healthcare - Services - 0.98%						4.88	%,	11/13/2043		375	399
Centene Corp						Metropolitan Life Global Funding I
4.75	%,	05/15/2022		955	957	1.30	%,	04/10/2017	(d)	260	260
5.75	%,	06/01/2017		258	273	1.88	%,	06/22/2018	(d)	195	194
CHS/Community Health Systems Inc						Teachers Insurance & Annuity Association of
5.13	%,	08/01/2021	(d)	15	15
						America
DaVita HealthCare Partners Inc						4.90	%,	09/15/2044	(d)	295	301
5.75	%,	08/15/2022		50	52	Voya Financial Inc
Fresenius Medical Care US Finance II Inc						2.90	%,	02/15/2018		550	566
5.88	%,	01/31/2022	(d)	85	90
						5.65	%,	05/15/2053	(e)	465	467
Fresenius Medical Care US Finance Inc						XL Group PLC
6.50	%,	09/15/2018	(d)	55	60
						6.50	%,	12/31/2049	(e)	80	77
HCA Inc											$5,617
4.75	%,	05/01/2023		245	240
5.00	%,	03/15/2024		95	94	Internet - 0.13%
5.88	%,	03/15/2022		85	89	Equinix Inc
LifePoint Hospitals Inc						4.88	%,	04/01/2020		35	35
5.50	%,	12/01/2021	(d)	80	81	5.38	%,	04/01/2023		115	114
MPH Acquisition Holdings LLC						Zayo Group LLC / Zayo Capital Inc
6.63	%,	04/01/2022	(d)	110	111	8.13	%,	01/01/2020		65	70
Ventas Realty LP						10.13%, 07/01/2020				175	197
1.25	%,	04/17/2017		370	368						$416
WellCare Health Plans Inc
5.75	%,	11/15/2020		825	840	Iron & Steel - 0.46%
					$3,270	ArcelorMittal
						7.50	%,	10/15/2039		330	340
Holding Companies - Diversified - 0.24%						Commercial Metals Co
Alfa SAB de CV						4.88	%,	05/15/2023		210	202
5.25	%,	03/25/2024	(d)	400	427	Glencore Funding LLC
Alphabet Holding Co Inc						3.13	%,	04/29/2019	(d)	600	600
7.75	%,	11/01/2017		65	64	Samarco Mineracao SA
Nielsen Co Luxembourg SARL/The						4.13	%,	11/01/2022	(d)	350	326
5.50	%,	10/01/2021	(d)	115	115	Signode Industrial Group Lux SA/Signode
Tenedora Nemak SA de CV						Industrial Group US Inc
5.50	%,	02/28/2023	(d)	200	205	6.38	%,	05/01/2022	(d)	75	72
					$811						$1,540

Home Builders - 0.20%						Lodging - 0.13%
Lennar Corp						MGM Resorts International
4.13	%,	12/01/2018		90	89	6.63	%,	12/15/2021		30	31
4.75	%,	11/15/2022	(e)	230	222	7.75	%,	03/15/2022		10	11
MDC Holdings Inc						10.00%, 11/01/2016				60	68
6.00	%,	01/15/2043		55	50	Wyndham Worldwide Corp
WCI Communities Inc						2.50	%,	03/01/2018		305	306
6.88	%,	08/15/2021		150	151						$416
Woodside Homes Co LLC / Woodside Homes
Finance Inc						Machinery - Construction & Mining - 0.06%
6.75	%,	12/15/2021	(d)	145	144	Ferreycorp SAA
						4.88	%,	04/26/2020	(d)	200	198
					$656

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

					Principal						Principal
	BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)				Amount (000's)	Value (000's)

Media	- 3.24%						Metal Fabrication & Hardware - 0.02%
	21st Century Fox America Inc						Wise Metals Intermediate Holdings LLC/Wise
	3.70	%,	09/15/2024	(d)	$440	$436	Holdings Finance Corp
	5.40	%,	10/01/2043		290	317	9.75%, PIK 10.50%, 06/15/2019(d),(g)				$65	$69
	6.15	%,	02/15/2041		235	279
	British Sky Broadcasting Group PLC
	2.63	%,	09/16/2019	(d)	330	330	Mining - 0.93%
	Cablevision Systems Corp						Alcoa Inc
	8.00	%,	04/15/2020		170	187	5.13	%,	10/01/2024		265	265
							Anglo American Capital PLC
	CBS Corp						1.18	%,	04/15/2016(b)	,(d),(e)	550	553
	5.75	%,	04/15/2020		380	434	9.38	%,	04/08/2019	(d)	340	432
	Columbus International Inc
	7.38	%,	03/30/2021	(d)	200	208	Barrick Gold Corp
	Comcast Corp						3.85	%,	04/01/2022		145	139
							BHP Billiton Finance USA Ltd
	4.20	%,	08/15/2034		165	164	2.05	%,	09/30/2018		255	256
	4.75	%,	03/01/2044		70	74	Corp Nacional del Cobre de Chile
	6.40	%,	03/01/2040		345	444	4.25	%,	07/17/2042	(d)	200	180
	6.50	%,	11/15/2035		15	20	FMG Resources August 2006 Pty Ltd
	CSC Holdings LLC						6.88	%,	02/01/2018	(d)	55	57
	6.75	%,	11/15/2021		45	48	6.88	%,	04/01/2022	(d)	60	61
	Cumulus Media Holdings Inc						8.25	%,	11/01/2019	(d)	130	134
	7.75	%,	05/01/2019		60	61	Freeport-McMoRan Inc
	DIRECTV Holdings LLC / DIRECTV
	Financing Co Inc						3.10	%,	03/15/2020		245	243
							5.45	%,	03/15/2043		55	56
	4.45	%,	04/01/2024		630	656	Newmont Mining Corp
	5.00	%,	03/01/2021		290	321
	6.00	%,	08/15/2040		110	124	4.88	%,	03/15/2042		260	219
							Rio Tinto Finance USA Ltd
	6.38	%,	03/01/2041		225	262	9.00	%,	05/01/2019		150	192
	DISH DBS Corp
	5.88	%,	07/15/2022		85	87	St Barbara 8.88%, Ltd 04/15/2018(d)				200	168
	6.75	%,	06/01/2021		175	188	Taseko Mines Ltd
	7.88	%,	09/01/2019		274	310
	Grupo Televisa SAB						7.75	%,	04/15/2019		40	40
	6.63	%,	01/15/2040		250	301	Teck Resources Ltd
	NBCUniversal Enterprise Inc						5.20	%,	03/01/2042		55	50
	0.92	%,	04/15/2018(d)	,(e)	720	727	Volcan Cia Minera SAA
	Numericable Group SA						5.38	%,	02/02/2022		50	50
	6.00	%,	05/15/2022	(d)	200	201						$3,095
	RCN Telecom Services LLC / RCN Capital						Miscellaneous Manufacturing - 0.76%
	Corp						General Electric Co
	8.50	%,	08/15/2020	(d)	125	127	4.50	%,	03/11/2044		290	301
	Time Warner Cable Inc						Ingersoll-Rand Global Holding Co Ltd
	4.13	%,	02/15/2021		675	714	2.88	%,	01/15/2019		150	153
	4.50	%,	09/15/2042		360	355	Textron Inc
	5.88	%,	11/15/2040		225	265	6.20	%,	03/15/2015		365	374
	6.55	%,	05/01/2037		140	177	Tyco Electronics Group SA
	6.75	%,	07/01/2018		120	140	1.60	%,	02/03/2015		205	206
	8.75	%,	02/14/2019		255	321	2.35	%,	08/01/2019		785	783
	Time Warner Inc						2.38	%,	12/17/2018		100	100
	2.10	%,	06/01/2019		135	133	3.50	%,	02/03/2022		580	593
	4.05	%,	12/15/2023		195	200	7.13	%,	10/01/2037		20	27
	4.65	%,	06/01/2044		180	174						$2,537
	6.25	%,	03/29/2041		450	531
	Unitymedia Hessen GmbH & Co KG /						Mortgage Backed Securities - 6.28%
	Unitymedia NRW GmbH						Banc of America Commercial Mortgage Trust
	5.50	%,	01/15/2023	(d)	150	151	2006-3
	Univision Communications Inc						5.89	%,	07/10/2044		205	218
	6.88	%,	05/15/2019	(d)	45	47	Banc of America Commercial Mortgage Trust
	8.50	%,	05/15/2021	(d)	120	127	2007-3
							0.43	%,	06/10/2049(d)	,(e)	300	289
	Viacom Inc
	4.38	%,	03/15/2043		162	149	BB-UBS Trust
							2.89	%,	06/05/2030(d)	,(e)	350	339
	5.85	%,	09/01/2043		220	244
	VTR Finance BV						BCRR Trust 2009-1
	6.88	%,	01/15/2024	(d)	450	466	5.86	%,	07/17/2040	(d)	220	239
	WideOpenWest Finance LLC / WideOpenWest						CD 2006-CD3 Mortgage Trust
	Capital Corp						5.62	%,	10/15/2048		452	477
	13.38%, 10/15/2019				145	163	COMM 2007-C9 Mortgage Trust
							5.99	%,	12/10/2049	(e)	1,000	1,023
	10.25%, 07/15/2019				110	119
						$10,782	Credit Suisse Commercial Mortgage Trust
							Series 2006-C5
							0.92	%,	12/15/2039	(e)	2,775	36

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

					Principal							Principal
	BONDS (continued)				Amount (000's)	Value(000	's)	BONDS (continued)				Amount (000's)	Value (000's)

	Mortgage Backed Securities (continued)							Mortgage Backed Securities (continued)
	Credit Suisse Commercial Mortgage Trust							Morgan Stanley Bank of America Merrill
	Series 2007-C3							Lynch Trust 2013-C9
	5.89	%,	06/15/2039	(e)	$367	$396		3.46	%,	05/15/2046		$400	$399
	Credit Suisse First Boston Mortgage Securities							Morgan Stanley Bank of America Merrill
	Corp							Lynch Trust 2014-C14
	0.88	%,	11/15/2037(d)	,(e)	3,293	2		1.47	%,	02/15/2047	(e)	9,964	725
	4.77	%,	07/15/2037		335	341		Morgan Stanley Capital I Trust 2007-HQ12
	CSMC Series 2009-RR1							5.77	%,	04/12/2049	(e)	225	241
	5.38	%,	02/15/2040	(d)	385	405		5.77	%,	04/12/2049	(e)	639	648
	CSMC Series 2009-RR3							Morgan Stanley Capital I Trust 2007-IQ13
	5.34	%,	12/15/2043(d)	,(e)	340	363		5.36	%,	03/15/2044	(e)	105	114
	Fannie Mae REMIC Trust 2005-W2							MSBAM Commercial Mortgage Securities
	0.35	%,	05/25/2035	(e)	169	168		Trust 2012-CKSV
	Fannie Mae REMICS							1.29	%,	10/15/2022(d)	,(e)	3,789	277
	2.25	%,	07/25/2040		414	405		3.28	%,	10/15/2022	(d)	505	487
	3.50	%,	05/25/2027	(e)	1,161	147		Residential Asset Securitization Trust 2004-
	3.50	%,	11/25/2027	(e)	459	59		A10
	3.50	%,	07/25/2028	(e)	900	116		5.50	%,	02/25/2035		54	55
	3.50	%,	07/25/2040		318	321		UBS Commercial Mortgage Trust 2012-C1
	4.00	%,	02/25/2029	(e)	1,955	257		3.40	%,	05/10/2045	(e)	150	152
	6.35	%,	03/25/2022	(e)	153	18		UBS-Barclays Commercial Mortgage Trust
	6.60	%,	11/25/2036	(e)	515	80		2012	-C3
	Freddie Mac REMICS							3.09	%,	08/10/2049	(e)	255	253
	0.60	%,	06/15/2023	(e)	20	20		UBS-Barclays Commercial Mortgage Trust
	0.75	%,	08/15/2018	(e)	149	151		2012	-C4
	1.25	%,	09/15/2033		2,297	2,310		2.01	%,	12/10/2045(d)	,(e)	1,468	154
	2.75	%,	03/15/2041		241	243		UBS-Barclays Commercial Mortgage Trust
	3.00	%,	10/15/2027	(e)	289	38		2013	-C5
	4.00	%,	11/15/2025	(e)	1,908	236		3.18	%,	03/10/2046	(e)	335	333
	4.50	%,	02/15/2029	(e)	1,288	137		4.23	%,	03/10/2046(d)	,(e)	175	160
	6.45	%,	03/15/2035	(e)	546	73		Washington Mutual Mortgage Pass-Through
	6.45	%,	04/15/2040	(e)	540	69		Certificates WMALT Series 2006-AR1 Trust
	6.55	%,	09/15/2026	(e)	589	95		0.40	%,	02/25/2036	(e)	151	119
	6.90	%,	07/15/2031	(e)	161	2		WF-RBS Commercial Mortgage Trust
	Freddie Mac Structured Agency Credit Risk							4.07	%,	09/15/2057		500	512
	Debt Notes							WFRBS Commercial Mortgage Trust 2013-
	1.00	%,	04/25/2024	(e)	918	908		C12
	Ginnie Mae							1.64	%,	03/15/2048(d)	,(e)	3,942	330
	4.00	%,	11/16/2028	(e)	1,382	181							$20,872
	4.00	%,	07/20/2036	(e)	1,668	117
	4.50	%,	04/16/2044		910	201		Office & Business Equipment - 0.16%
	GS Mortgage Securities Trust 2011-GC5							Xerox Corp
	1.86	%,	08/10/2044(d)	,(e)	15,838	984		2.95	%,	03/15/2017		80	83
	GS Mortgage Securities Trust 2012-GCJ7							3.80	%,	05/15/2024		180	177
	2.75	%,	05/10/2045	(e)	2,899	343		6.75	%,	02/01/2017		10	11
	GS Mortgage Securities Trust 2013-GCJ12							6.75	%,	12/15/2039		215	264
	3.78	%,	06/10/2046	(e)	250	248							$535
	HomeBanc Mortgage Trust 2005-5							Oil & Gas - 4.64%
	0.49	%,	01/25/2036	(e)	778	678		Afren PLC
	JP Morgan Chase Commercial Mortgage							6.63	%,	12/09/2020	(d)	300	286
	Securities Corp							Anadarko Petroleum Corp
	2.08	%,	12/15/2047	(e)	3,947	381		3.45	%,	07/15/2024		175	172
	JP Morgan Chase Commercial Mortgage							5.95	%,	09/15/2016		415	453
	Securities Trust 2006-CIBC17							6.45	%,	09/15/2036		90	110
	5.43	%,	12/12/2043		370	394		Apache Corp
	JP Morgan Chase Commercial Mortgage							4.25	%,	01/15/2044		340	315
	Securities Trust 2011-C5							4.75	%,	04/15/2043		90	90
	3.15	%,	08/15/2046		315	325		Baytex Energy Corp
	5.50	%,	08/15/2046(d)	,(e)	350	385		5.13	%,	06/01/2021	(d)	45	44
	JP Morgan Chase Commercial Mortgage							BP Capital Markets PLC
	Securities Trust 2013-C16							0.77	%,	05/10/2019	(e)	650	652
	1.54	%,	12/15/2046	(e)	12,403	867		Carrizo Oil & Gas Inc
LB	-UBS Commercial Mortgage Trust 2005-							7.50	%,	09/15/2020		125	130
	C7							8.63	%,	10/15/2018		120	125
	5.32	%,	11/15/2040		350	363		Chaparral Energy Inc
LB	-UBS Commercial Mortgage Trust 2007-							7.63	%,	11/15/2022		81	83
	C1							9.88	%,	10/01/2020		90	96
	0.59	%,	02/15/2040	(e)	16,088	164		Chesapeake Energy Corp
LB	-UBS Commercial Mortgage Trust 2007-							3.48	%,	04/15/2019	(e)	370	371
	C2							4.88	%,	04/15/2022		70	70
	5.43	%,	02/15/2040		278	301		6.13	%,	02/15/2021		95	103

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's)	Value(000	's)	BONDS (continued)				Amount (000's)	Value (000's)

Oil & Gas (continued)							Oil & Gas (continued)
Cimarex Energy Co							RKI Exploration & Production LLC / RKI
4.38	%,	06/01/2024		$145	$146		Finance Corp
CNOOC Finance 2013 Ltd							8.50	%,	08/01/2021	(d)	$138	$143
3.00	%,	05/09/2023		350	325		Rosneft Oil Co via Rosneft International
CNOOC Nexen Finance 2014 ULC							Finance Ltd
4.25	%,	04/30/2024		300	304		4.20	%,	03/06/2022	(d)	250	214
Continental Resources Inc/OK							Rowan Cos Inc
4.50	%,	04/15/2023		170	176		4.75	%,	01/15/2024		35	35
4.90	%,	06/01/2044		300	293		5.00	%,	09/01/2017		275	297
Delek & Avner Tamar Bond Ltd							5.40	%,	12/01/2042		260	244
5.41	%,	12/30/2025	(d)	100	102		Seadrill Ltd
Devon Energy Corp							6.13	%,	09/15/2017	(d)	220	219
2.25	%,	12/15/2018		480	479		Seventy Seven Energy Inc
Dolphin Energy Ltd							6.50	%,	07/15/2022	(d)	115	113
5.50	%,	12/15/2021		250	279		Talisman Energy Inc
Ecopetrol SA							3.75	%,	02/01/2021		360	364
4.13	%,	01/16/2025		350	339		5.50	%,	05/15/2042		300	305
5.88	%,	09/18/2023		400	442		7.75	%,	06/01/2019		325	394
Encana Corp							Total Capital International SA
5.15	%,	11/15/2041		150	158		1.55	%,	06/28/2017		45	45
EP Energy LLC / Everest Acquisition Finance							Total Capital SA
Inc							2.13	%,	08/10/2018		10	10
9.38	%,	05/01/2020		105	114		Transocean Inc
GeoPark Latin America Ltd Agencia en Chile							3.80	%,	10/15/2022		220	202
7.50	%,	02/11/2020	(d)	200	214		6.38	%,	12/15/2021		345	367
Halcon Resources Corp							Triangle USA Petroleum Corp
8.88	%,	05/15/2021		30	30		6.75	%,	07/15/2022	(d)	75	73
9.25	%,	02/15/2022		50	50		Ultra Petroleum Corp
9.75	%,	07/15/2020		10	10		6.13	%,	10/01/2024	(d)	115	110
KazMunayGas National Co JSC												$15,408
4.40	%,	04/30/2023	(d)	350	336
7.00	%,	05/05/2020		130	145		Oil & Gas Services - 0.27%
Kerr-McGee Corp							CGG SA
							6.88	%,	01/15/2022	(d)	40	36
7.88	%,	09/15/2031		255	353
Kodiak Oil & Gas Corp							Exterran Partners LP / EXLP Finance Corp
							6.00	%,	10/01/2022	(d)	55	53
5.50	%,	01/15/2021		140	141
5.50	%,	02/01/2022		40	40		FTS International Inc
							6.25	%,	05/01/2022	(d)	110	108
8.13	%,	12/01/2019		40	43
Linn Energy LLC / Linn Energy Finance Corp							Hornbeck Offshore Services Inc
6.25	%,	11/01/2019	(e)	80	78		5.00	%,	03/01/2021		65	62
6.50	%,	05/15/2019		85	83		Key Energy Services Inc
6.50	%,	09/15/2021		125	122		6.75	%,	03/01/2021		135	130
Nabors Industries Inc							Weatherford International LLC
2.35	%,	09/15/2016		170	174		6.35	%,	06/15/2017		125	140
Northern Blizzard Resources Inc							Weatherford International Ltd/Bermuda
7.25	%,	02/01/2022	(d)	93	96		5.95	%,	04/15/2042		185	199
Oasis Petroleum Inc							6.50	%,	08/01/2036		150	173
6.50	%,	11/01/2021		65	68							$901
6.88	%,	03/15/2022		45	48		Other Asset Backed Securities - 3.00%
6.88	%,	01/15/2023		140	147		CNH Equipment Trust 2013-D
Ocean Rig UDW Inc							0.49	%,	03/15/2017		392	392
7.25	%,	04/01/2019	(d)	175	160		Countrywide Asset-Backed Certificates
Pacific Drilling SA							0.40	%,	03/25/2036	(e)	349	299
5.38	%,	06/01/2020	(d)	150	137		0.93	%,	06/25/2035	(e)	45	45
Pacific Rubiales Energy Corp							Dell Equipment Finance Trust 2014-1
5.13	%,	03/28/2023	(d)	250	239		0.64	%,	07/22/2016	(d)	3,000	3,000
5.63	%,	01/19/2025	(d)	400	384		GE Dealer Floorplan Master Note Trust
7.25	%,	12/12/2021	(d)	275	299		0.53	%,	07/20/2019	(e)	1,600	1,601
PDC Energy Inc							GreatAmerica Leasing Receivables
7.75	%,	10/15/2022		170	182		0.61	%,	05/15/2016(d)	,(e)	500	500
Petrobras Global Finance BV							JP Morgan Mortgage Acquisition Trust 2007-
3.25	%,	03/17/2017		525	531		CH3
Petrobras International Finance Co SA							0.30	%,	03/25/2037	(e)	470	463
5.38	%,	01/27/2021		390	394		MSDWCC Heloc Trust 2005-1
Petroleos de Venezuela SA							0.53	%,	07/25/2017	(e)	17	17
5.25	%,	04/12/2017		750	521		Trade MAPS 1 Ltd
Petroleos Mexicanos							0.85	%,	12/10/2018(d)	,(e)	1,500	1,504
4.88	%,	01/24/2022		550	584		Volvo Financial Equipment LLC Series 2013-
4.88	%,	01/18/2024	(d)	150	157		1
QGOG Constellation SA							0.53	%,	11/16/2015(d)	,(e)	276	276
6.25	%,	11/09/2019	(d)	250	250

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's)	Value (000's)		BONDS (continued)				Amount (000's)	Value (000's)

Other Asset Backed Securities (continued)							Pipelines (continued)
Volvo Financial Equipment LLC Series 2014-							Enbridge Inc
1							0.68	%,	06/02/2017	(e)	$520	$522
0.54	%,	11/15/2016(d)	,(e)	$1,500	$1,500		3.50	%,	06/10/2024		430	423
Washington Mutual Asset-Backed Certificates							Energy Transfer Equity LP
WMABS Series 2006-HE1 Trust							5.88	%,	01/15/2024		50	51
0.34	%,	04/25/2036	(e)	366	357		Kinder Morgan Energy Partners LP
					$9,954		2.65	%,	02/01/2019		355	354
							5.63	%,	09/01/2041		135	140
Packaging & Containers - 0.48%							Plains All American Pipeline LP / PAA
Ardagh Packaging Finance PLC / Ardagh							Finance Corp
Holdings USA Inc							3.60	%,	11/01/2024		240	235
3.23	%,	12/15/2019(d)	,(e)	200	193
							Regency Energy Partners LP / Regency Energy
Berry Plastics Corp							Finance Corp
5.50	%,	05/15/2022		165	159		5.00	%,	10/01/2022		115	113
Beverage Packaging Holdings Luxembourg II							Sabine Pass Liquefaction LLC
SA / Beverage Packaging Holdings II							6.25	%,	03/15/2022	(d)	110	116
5.63	%,	12/15/2016	(d)	25	25
6.00	%,	06/15/2017	(d)	30	30		TransCanada PipeLines Ltd
							4.63	%,	03/01/2034		175	179
Crown Cork & Seal Co Inc							5.00	%,	10/16/2043		50	52
7.38	%,	12/15/2026		152	167		7.13	%,	01/15/2019		95	114
Exopack Holding Corp							Transportadora de Gas Internacional SA ESP
10.00%, 06/01/2018(d)				105	113
							5.70	%,	03/20/2022		250	263
Packaging Corp of America							Western Gas Partners LP
4.50	%,	11/01/2023		330	349		2.60	%,	08/15/2018		435	438
Rock-Tenn Co							5.45	%,	04/01/2044		240	264
3.50	%,	03/01/2020		565	574		Williams Cos Inc/The
					$1,610		7.88	%,	09/01/2021		355	428
Pharmaceuticals - 1.01%							Williams Partners LP
Actavis Funding SCS							4.30	%,	03/04/2024		5	5
3.85	%,	06/15/2024(d)	,(e)	250	242							$6,271
4.85	%,	06/15/2044	(d)	355	334
							Real Estate - 0.43%
Express Scripts Holding Co							China Overseas Finance Cayman VI Ltd
2.25	%,	06/15/2019		305	301		4.25	%,	05/08/2019		250	253
2.75	%,	11/21/2014		370	371		Crescent Resources LLC / Crescent Ventures
6.13	%,	11/15/2041		90	111		Inc
Forest Laboratories Inc							10.25%, 08/15/2017(d)				110	119
5.00	%,	12/15/2021	(d)	1,065	1,138
							Regency Centers LP
GlaxoSmithKline Capital Inc							5.88	%,	06/15/2017		950	1,053
5.38	%,	04/15/2034		55	64							$1,425
Grifols Worldwide Operations Ltd
5.25	%,	04/01/2022	(d)	200	198	REITS	- 0.40%
Par Pharmaceutical Cos Inc							DuPont Fabros Technology LP
7.38	%,	10/15/2020		70	73		5.88	%,	09/15/2021		40	41
Salix Pharmaceuticals Ltd							HCP Inc
6.00	%,	01/15/2021	(d)	140	152		2.63	%,	02/01/2020		235	232
Valeant Pharmaceuticals International Inc							3.88	%,	08/15/2024		260	255
5.63	%,	12/01/2021	(d)	25	25		Hospitality Properties Trust
7.50	%,	07/15/2021	(d)	145	155		4.50	%,	03/15/2025		385	380
Wyeth LLC							iStar Financial Inc
6.00	%,	02/15/2036		90	113		4.88	%,	07/01/2018		35	34
Zoetis Inc							5.00	%,	07/01/2019		15	14
1.15	%,	02/01/2016		75	75		9.00	%,	06/01/2017		80	89
					$3,352		Prologis LP
							4.25	%,	08/15/2023		155	160
Pipelines - 1.89%							6.88	%,	03/15/2020		112	132
Access Midstream Partners LP / ACMP												$1,337
Finance Corp
4.88	%,	05/15/2023		645	662		Retail - 1.05%
4.88	%,	03/15/2024		125	128		Building Materials Holding Corp
Boardwalk Pipelines LP							9.00	%,	09/15/2018	(d)	45	49
3.38	%,	02/01/2023		250	233		Claire's Stores Inc
Buckeye Partners LP							9.00	%,	03/15/2019	(d)	20	20
2.65	%,	11/15/2018		75	75		CVS Health Corp
4.35	%,	10/15/2024		450	446		2.25	%,	12/05/2018		65	65
DCP Midstream LLC							2.25	%,	08/12/2019		390	386
5.85	%,	05/21/2043(d)	,(e)	125	123		3.38	%,	08/12/2024		220	217
El Paso Pipeline Partners Operating Co LLC							4.13	%,	05/15/2021		445	477
4.70	%,	11/01/2042		220	195		CVS Pass-Through Trust
5.00	%,	10/01/2021		220	237		5.93	%,	01/10/2034	(d)	178	206
Enable Midstream Partners LP							7.51	%,	01/10/2032	(d)	54	69
2.40	%,	05/15/2019	(d)	480	475

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

				Principal						Principal
BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)				Amount (000's)	Value (000's)

Retail (continued)						Telecommunications - 3.79%
Landry's Holdings II Inc						Altice Finco SA
10.25%, 01/01/2018(d)				$90	$93	8.13	%,	01/15/2024	(d)	$200	$214
Landry's Inc						Altice SA
9.38	%,	05/01/2020	(d)	85	90	7.75	%,	05/15/2022	(d)	200	207
Macy's Retail Holdings Inc						AT&T Inc
5.90	%,	12/01/2016		420	462	4.30	%,	12/15/2042		345	315
6.38	%,	03/15/2037		185	230	4.35	%,	06/15/2045		724	665
6.90	%,	04/01/2029		25	32	5.80	%,	02/15/2019		5	6
Michaels FinCo Holdings LLC / Michaels						B Communications Ltd
FinCo Inc						7.38	%,	02/15/2021	(d)	35	37
7.50%, PIK 8.25%, 08/01/2018(d),(g)				30	30	CC Holdings GS V LLC / Crown Castle GS III
Michaels Stores Inc						Corp
5.88	%,	12/15/2020	(d)	91	91	3.85	%,	04/15/2023		510	502
Neiman Marcus Group LTD LLC						Digicel Group Ltd
8.75	%,	10/15/2021	(d)	85	89	8.25	%,	09/30/2020	(d)	600	618
Suburban Propane Partners LP/Suburban						Digicel Ltd
Energy Finance Corp						8.25	%,	09/01/2017		400	408
7.38	%,	03/15/2020		135	141	Eileme 2 AB
Target Corp						11.63%, 01/31/2020(d)				200	231
2.30	%,	06/26/2019		85	85	Embarq Corp
4.00	%,	07/01/2042		65	60	8.00	%,	06/01/2036		100	108
Wal-Mart Stores Inc						ENTEL Chile SA
1.00	%,	04/21/2017		600	599	4.75	%,	08/01/2026	(d)	300	299
					$3,491	Frontier Communications Corp
						6.25	%,	09/15/2021		40	40
Semiconductors - 0.06%						Goodman Networks Inc
Semiconductor Manufacturing International						12.13%, 07/01/2018				100	105
Corp						Intelsat Jackson Holdings SA
4.13	%,	10/07/2019(d)	,(f)	200	198
						5.50	%,	08/01/2023		50	48
						7.25	%,	10/15/2020		55	58
Software - 0.38%						Intelsat Luxembourg SA
Activision Blizzard Inc						7.75	%,	06/01/2021		205	209
5.63	%,	09/15/2021	(d)	130	135	8.13	%,	06/01/2023		115	120
6.13	%,	09/15/2023	(d)	145	154	Level 3 Escrow II Inc
Oracle Corp						5.38	%,	08/15/2022	(d)	50	49
2.38	%,	01/15/2019		595	603	Level 3 Financing Inc
4.30	%,	07/08/2034		380	383	6.13	%,	01/15/2021	(d)	40	41
					$1,275	8.13	%,	07/01/2019		105	112
						Ooredoo International Finance Ltd
Sovereign - 0.39%						3.25	%,	02/21/2023		250	237
Brazilian Government International Bond						SBA Tower Trust
4.88	%,	01/22/2021		350	372	4.25	%,	04/15/2040(b)	,(d),(e)	415	423
Kenya Government International Bond						SoftBank Corp
5.88	%,	06/24/2019	(d)	200	206	4.50	%,	04/15/2020	(d)	255	254
Panama Government International Bond						Sprint Capital Corp
4.00	%,	09/22/2024		200	200	6.88	%,	11/15/2028		85	81
Romanian Government International Bond						Sprint Communications Inc
4.88	%,	01/22/2024	(d)	170	180
						6.00	%,	11/15/2022		115	112
Russian Foreign Bond - Eurobond						7.00	%,	08/15/2020		135	141
7.50	%,	03/31/2030	(e)	308	345	9.00	%,	11/15/2018	(d)	45	52
					$1,303	9.13	%,	03/01/2017		25	28
Student Loan Asset Backed Securities - 2.19%						Sprint Corp
						7.13	%,	06/15/2024	(d)	45	45
SLM 1.55%, Private 08/15/2025 Education (d),(e) Loan Trust 2012-A				73	74	7.88	%,	09/15/2023	(d)	105	111
SLM Private Education Loan Trust 2012-B						Telefonica Emisiones SAU
1.25	%,	12/15/2021(d)	,(e)	954	957	4.57	%,	04/27/2023		150	157
SLM Private Education Loan Trust 2012-C						5.13	%,	04/27/2020		1,095	1,204
1.25	%,	08/15/2023(d)	,(e)	130	131	6.42	%,	06/20/2016		95	103
SLM Private Education Loan Trust 2012-E						T-Mobile USA Inc
0.90	%,	06/15/2016(d)	,(e)	1,301	1,306	6.00	%,	03/01/2023		60	60
SLM Private Education Loan Trust 2013-A						6.13	%,	01/15/2022		20	20
0.75	%,	08/15/2022(d)	,(e)	2,220	2,224	6.25	%,	04/01/2021		145	146
SLM Student Loan Trust 2008-6						6.50	%,	01/15/2024		30	30
0.78	%,	10/25/2017	(e)	243	243	6.63	%,	04/28/2021		85	87
SLM Student Loan Trust 2012-7						Verizon Communications Inc
0.31	%,	02/27/2017	(e)	176	175	0.63	%,	06/09/2017	(e)	1,250	1,253
SLM Student Loan Trust 2013-5						1.35	%,	06/09/2017		410	408
0.42	%,	05/25/2018	(e)	377	378	1.98	%,	09/14/2018	(e)	750	790
						2.63	%,	02/21/2020	(d)	203	200
SLM 0.43%, Student 02/25/2019 Loan Trust (e) 2013-6				1,783	1,784	4.86	%,	08/21/2046	(d)	263	264
						5.01	%,	08/21/2054	(d)	111	112
					$7,272

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

				Principal			SENIOR FLOATING RATE INTERESTS				Principal
BONDS (continued)				Amount (000's)	Value (000's)		(continued)				Amount (000's)	Value (000's)

Telecommunications (continued)							Automobile Parts & Equipment (continued)
Verizon Communications Inc (continued)							INA Beteiligungsgesellschaft mbH, Term Loan
5.05	%,	03/15/2034		$205	$217		E
6.25	%,	04/01/2037		25	30		3.75	%,	05/15/2020	(e)	$80	$79
6.40	%,	09/15/2033		254	309							$287
6.55	%,	09/15/2043		237	296
6.90	%,	04/15/2038		175	226		Building Materials - 0.08%
Virgin Media Finance PLC							GYP Holdings III Corp, Term Loan B
							4.75	%,	03/26/2021	(e)	125	123
6.00	%,	10/15/2024(d)	,(f)	200	200
							7.75	%,	03/25/2022	(e)	145	144
Wind Acquisition Finance SA
7.38	%,	04/23/2021	(d)	590	593							$267
					$12,581		Chemicals - 0.39%
Transportation - 0.80%							AZ Chem US Inc, Term Loan
							7.50	%,	06/10/2022	(e)	266	267
CSX Corp
3.40	%,	08/01/2024		425	426		AZ Chem US Inc, Term Loan B
							4.53	%,	06/10/2021	(e)	30	30
3.70	%,	10/30/2020		320	337
5.50	%,	04/15/2041		185	214		Eagle Spinco Inc, Term Loan B
							3.50	%,	01/28/2017	(e)	122	121
6.25	%,	03/15/2018		200	230
7.38	%,	02/01/2019		170	205		Emerald Performance Materials LLC, Term
Eletson Holdings							Loan
							7.75	%,	07/22/2022	(e)	405	402
9.63	%,	01/15/2022	(d)	110	112
Navios Maritime Acquisition Corp / Navios							Ineos US Finance LLC, Term Loan B
							3.75	%,	05/04/2018	(e)	184	180
Acquisition Finance US Inc
8.13	%,	11/15/2021	(d)	190	183		Taminco Global Chemical Corp, Term Loan B
							3.25	%,	02/15/2019	(e)	284	282
Navios Maritime Holdings Inc / Navios
Maritime Finance II US Inc												$1,282
7.38	%,	01/15/2022	(d)	115	109	Coal	- 0.04%
Navios South American Logistics Inc / Navios							Arch Coal Inc, Term Loan
Logistics Finance US Inc							6.25	%,	05/16/2018	(e)	139	127
7.25	%,	05/01/2022	(d)	85	84
Pelabuhan Indonesia III PT
4.88	%,	10/01/2024(d)	,(f)	400	396		Commercial Services - 0.05%
PHI Inc							Interactive Data Corp, Term Loan B
							4.75	%,	05/02/2021	(e)	122	121
5.25	%,	03/15/2019		65	65
Union Pacific Corp							TMS International Corp, Term Loan B
							4.50	%,	10/04/2020	(e)	50	50
4.15	%,	01/15/2045		170	167
Union Pacific Railroad Co 2014-1 Pass												$171
Through Trust							Computers - 0.11%
3.23	%,	05/14/2026		120	120		Oberthur Technologies of America Corp, Term
					$2,648		Loan B2
							4.50	%,	10/18/2019	(e)	249	247
Trucking & Leasing - 0.02%
Jurassic Holdings III Inc							Spansion LLC, Term Loan B
6.88	%,	02/15/2021	(d)	55	55		3.75	%,	12/18/2019	(e)	113	111
												$358

TOTAL BONDS					$219,633		Consumer Products - 0.07%
				Principal			Dell International LLC, Term Loan B
CONVERTIBLE BONDS - 0.06%				Amount (000's)	Value (000's)		4.50	%,	03/24/2020	(e)	238	236
Semiconductors - 0.06%
Jazz Technologies Inc							Diversified Financial Services - 0.03%
8.00	%,	12/31/2018	(d)	165	194		Delos Finance Sarl, Term Loan B
							3.50	%,	02/26/2021	(e)	100	99
TOTAL CONVERTIBLE BONDS					$194
SENIOR FLOATING RATE INTERESTS -				Principal
4.24%				Amount (000's)	Value (000's)		Electric - 0.09%
							EFS Cogen Holdings I LLC, Term Loan B
Apparel - 0.03%							3.75	%,	11/17/2020	(e)	97	96
Calceus Acquisition Inc, Term Loan B1							Texas Competitive Electric Holdings Co LLC,
5.00	%,	09/24/2020	(e)	$117	$114		Term Loan NONEXT
							4.69	%,	10/10/2014	(e)	285	209

Automobile Manufacturers - 0.03%												$305
Chrysler Group LLC, Term Loan B							Electronics - 0.13%
2.91	%,	05/24/2017	(e)	86	85		Isola USA Corp, Term Loan B
							9.25	%,	11/29/2018	(e)	423	424
Automobile Parts & Equipment - 0.09%
Federal-Mogul Holdings Corp, Term Loan C							Entertainment - 0.42%
4.41	%,	04/02/2021	(e)	210	208		CCM Merger Inc, Term Loan B
							4.50	%,	07/30/2021	(e)	620	614
							Lions Gate Entertainment Corp, Term Loan
							5.00	%,	07/17/2020	(e)	105	105

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

	SENIOR FLOATING RATE INTERESTS				Principal			SENIOR FLOATING RATE INTERESTS				Principal
	(continued)				Amount (000's)	Value (000's)		(continued)				Amount (000's)	Value (000's)

	Entertainment (continued)							Media (continued)
	NEP/NCP Holdco Inc, Term Loan B							iHeartCommunications Inc, Term Loan D-
	4.25	%,	01/22/2020	(e)	$222	$216		EXT
	Peninsula Gaming LLC, Term Loan B							6.90	%,	01/30/2019	(e)	$245	$234
	4.25	%,	11/30/2017	(e)	77	76		Numericable US LLC, Term Loan B1
	WMG Acquisition Corp, Term Loan B							4.50	%,	04/23/2020	(e)	71	70
	3.75	%,	07/07/2020	(e)	403	388		Numericable US LLC, Term Loan B2
						$1,399		4.50	%,	04/23/2020	(e)	61	61
								Univision Communications Inc, Term Loan
Food	- 0.05%							C3
	HJ Heinz Co, Term Loan B2							4.00	%,	03/01/2020	(e)	25	24
	3.50	%,	03/27/2020	(e)	158	156
								Univision Communications Inc, Term Loan
								C4
	Forest Products & Paper - 0.29%							4.00	%,	03/01/2020	(e)	192	188
	Caraustar Industries Inc, Term Loan B							WideOpenWest Finance LLC, Term Loan B
	7.50	%,	04/26/2019	(e)	391	393		4.75	%,	03/27/2019	(e)	122	122
	NewPage Corp, Term Loan B							WideOpenWest Finance LLC, Term Loan B1
	9.50	%,	02/05/2021	(e)	580	579		3.75	%,	07/17/2017	(e)	223	221
						$972							$1,184

	Healthcare - Products - 0.08%							Mining - 0.15%
	Accellent Inc, Term Loan							American Rock Salt Co LLC, Term Loan
	3.72	%,	02/19/2021	(e)	179	175		8.00	%,	05/16/2022	(e)	400	404
	Kinetic Concepts Inc, Term Loan E1							FMG Resources August 2006 Pty Ltd, Term
	4.00	%,	05/04/2018	(e)	88	87		Loan B
						$262		3.75	%,	06/30/2019	(e)	114	111
													$515
	Healthcare - Services - 0.22%
	CHS/Community Health Systems Inc, Term							Miscellaneous Manufacturing - 0.02%
	Loan D							Momentive Performance Materials USA Inc,
	4.25	%,	01/27/2021	(e)	40	39		DIP Term Loan
	CHS/Community Health Systems Inc, Term							4.00	%,	04/15/2015	(e)	60	60
	Loan E
	3.48	%,	01/25/2017	(e)	124	123
								Oil & Gas - 0.25%
	DaVita HealthCare Partners Inc, Term Loan B							Drillships Financing Holding Inc, Term Loan
	3.49	%,	06/18/2021	(e)	60	59
								B1
	MPH Acquisition Holdings LLC, Term Loan							6.00	%,	03/31/2021	(e)	250	239
	B							Drillships Ocean Ventures Inc, Term Loan B
	4.00	%,	03/19/2021	(e)	232	227
								5.50	%,	07/16/2021	(e)	55	53
	Radnet Management Inc, Term Loan B							Seadrill Operating LP, Term Loan B
	8.00	%,	03/25/2021	(e)	295	296
								4.00	%,	02/12/2021	(e)	522	496
						$744		Seventy Seven Operating LLC, Term Loan B
	Insurance - 0.19%							3.75	%,	06/17/2021	(e)	55	55
	Asurion LLC, Term Loan												$843
	8.50	%,	02/19/2021	(e)	505	510
								Oil & Gas Services - 0.02%
	Asurion LLC, Term Loan B1							FTS International Inc, Term Loan
	5.00	%,	05/24/2019	(e)	68	67
								5.75	%,	04/09/2021	(e)	79	78
	Asurion LLC, Term Loan B2
	4.24	%,	06/19/2020	(e)	52	51
						$628		Pharmaceuticals - 0.21%
								Grifols Worldwide Operations USA Inc, Term
	Internet - 0.07%							Loan B
	Zayo Group LLC, Term Loan B							3.15	%,	03/05/2021	(e)	114	112
	4.00	%,	07/02/2019	(e)	228	225
								JLL/Delta Dutch Newco BV, Term Loan B
								4.25	%,	01/22/2021	(e)	105	102
	Lodging - 0.14%							Par Pharmaceutical Cos Inc, Term Loan B1
	Caesars Entertainment Operating Co Inc, Term							4.00	%,	09/30/2019	(e)	342	335
	Loan B6B							Valeant Pharmaceuticals International Inc,
	6.95	%,	01/28/2018	(e)	255	232		Term Loan BE
	Caesars Entertainment Operating Co Inc, Term							3.75	%,	08/05/2020	(e)	163	161
	Loan B7												$710
	9.75	%,	03/01/2017	(e)	200	189
								Pipelines - 0.02%
	Hilton Worldwide Finance LLC, Term Loan B							NGPL PipeCo LLC, Term Loan B
	3.50	%,	09/23/2020	(e)	45	45
								6.75	%,	05/04/2017	(e)	54	54
						$466

Media	- 0.36%						REITS	- 0.07%
	Charter Communications Operating LLC, Term							iStar Financial Inc, Term Loan A2
	Loan G							7.00	%,	03/19/2017	(e)	213	217
	4.25	%,	08/12/2021	(e)	135	135
	Cumulus Media Holdings Inc, Term Loan B
	4.18	%,	12/23/2020	(e)	131	129

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS				Principal		U.S. GOVERNMENT & GOVERNMENT				Principal
(continued)				Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)				Amount (000's) )	Value (000's
						Federal Home Loan Mortgage Corporation (FHLMC)
Retail - 0.25%						(continued)
Academy Ltd, Term Loan B
4.50	%,	08/03/2018	(e)	$163	$161	8.00	%,	09/01/2030		$80	$89
Michaels Stores Inc, Term Loan B											$6,540
3.75	%,	01/24/2020	(e)	202	198	Federal National Mortgage Association (FNMA) - 16.02%
4.00	%,	01/20/2028	(e)	180	176	2.13	%,	07/01/2034	(e)	36	38
Neiman Marcus Group LTD LLC, Term Loan						2.27	%,	07/01/2034	(e)	4	5
0.00	%,	10/25/2020(e)	,(h)	300	295	2.27	%,	06/01/2043	(e)	838	833
					$830	2.31	%,	03/01/2035	(e)	82	88
						2.50	%,	10/01/2029	(i)	2,180	2,192
Semiconductors - 0.03%						3.00	%,	10/01/2026	(i)	750	773
Entegris Inc, Term Loan B
3.50	%,	03/25/2021	(e)	118	116	3.00	%,	03/01/2034		839	850
						3.00	%,	11/01/2042		1,331	1,320
						3.00	%,	05/01/2043		319	316
Software - 0.11%						3.00	%,	10/01/2044	(i)	5,250	5,175
Activision Blizzard Inc, Term Loan B						3.50	%,	10/01/2025	(i)	1,400	1,472
3.25	%,	07/26/2020	(e)	136	135	3.50	%,	08/01/2034		993	1,033
Evergreen Skills Lux Sarl, Term Loan						3.50	%,	01/01/2041		79	80
4.00	%,	04/08/2021	(e)	101	100	3.50	%,	03/01/2042		1,289	1,324
First Data Corp, Term Loan B						3.50	%,	06/01/2042		1,289	1,324
4.15	%,	03/24/2021	(e)	125	123	3.50	%,	11/01/2042		1,703	1,751
					$358	3.50	%,	07/01/2043		655	672
						3.50	%,	09/01/2044		3,491	3,580
Telecommunications - 0.15%						3.50	%,	10/01/2044	(i)	500	511
Altice Financing SA, Delay-Draw Term Loan						4.00	%,	10/01/2019		78	82
DD						4.00	%,	08/01/2020		358	379
5.50	%,	07/03/2019	(e)	273	275
						4.00	%,	06/01/2026		823	878
Integra Telecom Holdings Inc, Term Loan						4.00	%,	03/01/2034		812	868
5.25	%,	02/19/2020	(e)	73	73
9.75	%,	02/19/2020	(e)	115	115	4.00	%,	11/01/2040		2,875	3,042
						4.00	%,	10/01/2041	(i)	4,500	4,742
NTELOS Inc, Term Loan B						4.00	%,	05/01/2044		2,444	2,589
5.75	%,	11/09/2019	(e)	45	45
						4.50	%,	07/01/2025		141	150
					$508	4.50	%,	04/01/2039		2,046	2,210
TOTAL SENIOR FLOATING RATE INTERESTS					$14,080	4.50	%,	09/01/2040		467	508
U.S. GOVERNMENT & GOVERNMENT				Principal		4.50	%,	11/01/2040		1,860	2,021
AGENCY OBLIGATIONS - 35.38%				Amount (000's)	Value (000's)	4.50	%,	01/01/2041		889	968
Federal Home Loan Mortgage Corporation (FHLMC) -						4.50	%,	01/01/2041		532	580
1.97%						4.50	%,	09/01/2041		441	477
2.25	%,	02/01/2037	(e)	$25	$25	4.50	%,	10/01/2041	(i)	1,300	1,403
2.62	%,	02/01/2034	(e)	5	5	5.00	%,	12/01/2039		87	97
3.50	%,	04/01/2042		346	355	5.00	%,	02/01/2040		438	486
4.00	%,	10/01/2044		900	950	5.00	%,	06/01/2040		39	43
4.50	%,	07/01/2024		68	73	5.00	%,	10/01/2041	(i)	3,000	3,310
4.50	%,	08/01/2040		53	57	5.50	%,	06/01/2019		53	57
4.50	%,	06/01/2044		688	747	5.50	%,	07/01/2019		32	35
5.00	%,	05/01/2018		205	216	5.50	%,	07/01/2019		12	13
5.00	%,	06/01/2031		314	348	5.50	%,	08/01/2019		10	10
5.00	%,	10/01/2035		109	121	5.50	%,	08/01/2019		39	42
5.00	%,	06/01/2041		2,675	2,973	5.50	%,	10/01/2019		54	58
6.00	%,	03/01/2031		18	20	5.50	%,	10/01/2019		79	85
6.00	%,	06/01/2032		61	70	5.50	%,	12/01/2022		56	62
6.00	%,	10/01/2032		37	42	5.50	%,	07/01/2033		717	805
6.00	%,	01/01/2038		171	196	5.50	%,	04/01/2035		82	92
6.50	%,	04/01/2016		2	2	5.50	%,	08/01/2036		1,238	1,382
6.50	%,	03/01/2029		8	10	5.50	%,	02/01/2037		20	22
6.50	%,	05/01/2029		13	15	5.50	%,	05/01/2040		150	167
6.50	%,	04/01/2031		6	6	5.50	%,	05/01/2040		137	154
6.50	%,	02/01/2032		12	14	5.72	%,	02/01/2036	(e)	39	42
6.50	%,	05/01/2032		30	35	6.00	%,	05/01/2031		6	7
6.50	%,	05/01/2032		11	13	6.00	%,	07/01/2035		330	376
6.50	%,	04/01/2035		24	27	6.00	%,	02/01/2037		542	612
7.00	%,	12/01/2029		30	34	6.00	%,	02/01/2038		168	192
7.00	%,	06/01/2030		5	5	6.50	%,	03/01/2032		11	13
7.00	%,	12/01/2030		4	4	6.50	%,	07/01/2037		90	105
7.00	%,	01/01/2031		6	7	6.50	%,	07/01/2037		62	70
7.00	%,	01/01/2031		2	2	6.50	%,	02/01/2038		65	75
7.00	%,	02/01/2031		3	3	6.50	%,	03/01/2038		43	49
7.00	%,	12/01/2031		37	39	6.50	%,	09/01/2038		451	510
7.50	%,	04/01/2030		6	7	7.00	%,	02/01/2032		18	20
7.50	%,	09/01/2030		5	5						$53,225
7.50	%,	03/01/2031		22	25

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT					Principal		(d)	Security exempt from registration under Rule 144A of the Securities Act of
AGENCY OBLIGATIONS (continued)					Amount (000's)	Value (000's)	1933. These securities may be resold in transactions exempt from
Government National Mortgage Association (GNMA) -							registration, normally to qualified institutional buyers. Unless otherwise
6.29%							indicated, these securities are not considered illiquid. At the end of the
	1.50	%,	07/20/2043	(e)	$635	$643	period, the value of these securities totaled $59,280 or 17.84% of net
	1.63	%,	01/20/2035	(e)	47	48	assets.
	2.00	%,	04/20/2043	(e)	794	813	(e) Variable Rate. Rate shown is in effect at September 30, 2014.
	3.00	%,	10/01/2044		1,500	1,510	(f) Security purchased on a when-issued basis.
	3.50	%,	10/01/2041	(i)	5,000	5,166	(g)	Payment in kind; the issuer has the option of paying additional securities
	3.50	%,	10/15/2042		83	86	in lieu of cash.
	3.50	%,	08/15/2043		467	485	(h)	This Senior Floating Rate Note will settle after September 30, 2014, at
	4.00	%,	10/01/2040	(i)	2,750	2,917	which time the interest rate will be determined.
	4.00	%,	02/15/2042		345	369	(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
	4.00	%,	10/01/2044		2,500	2,649	Notes to Financial Statements for additional information.
	4.50	%,	09/15/2039		1,375	1,513	(j) Security or a portion of the security was pledged to cover margin
	4.50	%,	01/20/2040		347	377	requirements for swap and/or swaption contracts. At the end of the period,
	4.50	%,	08/20/2040		699	762	the value of these securities totaled $1,543 or 0.46% of net assets.
	4.50	%,	10/20/2040		263	287	(k) Security or a portion of the security was pledged to cover margin
	4.50	%,	11/15/2040		295	326	requirements for futures contracts. At the end of the period, the value of
	5.00	%,	02/15/2034		579	644	these securities totaled $52 or 0.02% of net assets.
	5.00	%,	10/15/2034		207	229	(l) Rate shown is the discount rate of the original purchase.
	5.00	%,	10/20/2039		153	171
	5.00	%,	07/20/2040		64	71
	5.00	%,	09/20/2041		362	402
	5.50	%,	12/20/2033		282	321	Portfolio Summary (unaudited)
	5.50	%,	05/20/2035		33	37	Sector	Percent
	6.00	%,	01/20/2029		54	62	Mortgage Securities	30.56%
	6.00	%,	07/20/2029		8	10	Financial	13.93%
	6.00	%,	12/15/2033		44	51	Asset Backed Securities	13.07%
	6.00	%,	12/20/2036		176	198	Government	11.49%
	6.50	%,	03/20/2028		8	10	Communications	7.92%
	6.50	%,	05/20/2029		7	9	Energy	7.13%
	6.50	%,	12/15/2032		598	689	Consumer, Non-cyclical	6.08%
	7.00	%,	03/15/2031		16	18	Consumer, Cyclical	4.09%
	7.50	%,	05/15/2029		20	20	Exchange Traded Funds	3.91%
	8.00	%,	12/15/2030		11	13	Industrial	3.83%
						$20,906	Basic Materials	3.17%
							Technology	2.40%
U.S. Treasury - 9.59%							Utilities	2.38%
	0.25	%,	05/15/2015		235	235	Diversified	0.24%
	0.38	%,	03/15/2016		3,000	3,001	Liabilities in Excess of Other Assets, Net	(10.20)%
	0.88	%,	04/30/2017		200	200	TOTAL NET ASSETS	100.00%
	1.00	%,	08/31/2016	(j)	3,320	3,347
	1.25	%,	10/31/2015		2,200	2,226
	1.88	%,	08/31/2017	(j)	5,200	5,321
	2.38	%,	12/31/2020		1,900	1,930
	2.63	%,	01/31/2018		1,700	1,775
	3.13	%,	05/15/2019	(k)	1,150	1,222
	3.13	%,	11/15/2041		125	124
	3.13	%,	02/15/2042		1,290	1,277
	3.38	%,	11/15/2019		2,000	2,153
	3.88	%,	08/15/2040		2,325	2,632
	4.13	%,	05/15/2015		35	36
	4.38	%,	05/15/2040		1,900	2,323
	4.50	%,	02/15/2036		3,300	4,073
						$31,875

U.S. Treasury Bill - 1.51%
	0.00	%,	02/12/2015	(l)	2,500	2,500
	0.06	%,	01/15/2015	(l)	2,500	2,500
						$5,000
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS						$117,546
Total Investments						$366,155
Liabilities in Excess of Other Assets, Net - (10.20)%						$(33,893)
TOTAL NET ASSETS - 100.00%						$332,262

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager
	under procedures established and periodically reviewed by the Board of
	Directors. At the end of the period, the fair value of these securities totaled
	$997 or 0.30% of net assets.

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2014 (unaudited)

Credit Default Swaps

Buy Protection
		(Pay)/					Upfront	Unrealized
		Receive	Expiration				Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Notional Amount	Fair Value		Paid/(Received)	(Depreciation)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019	$2,880	$(268	) $	(257)	$(11)
Total					$(268	) $	(257)	$(11)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/
		Receive	Expiration				Unrealized Appreciation/
	Reference Entity	Fixed Rate	Date	Notional Amount	Fair Value		(Depreciation)
	CDX.NA.HY.22	(5.00)%	06/20/2019	$495	$(29)			$8
	CDX.NA.HY.22	(5.00)%	06/20/2019	2,079	(124)			31
	CDX.NA.HY.22	(5.00)%	06/20/2019	1,683	(101)			26
	CDX.NA.HY.22	(5.00)%	06/20/2019	1,683	(101)			31
Total					$(355)			$96

Amounts in thousands

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

	INVESTMENT COMPANIES - 10.63%				Shares Held )	Value (000's					Principal
							BONDS (continued)				Amount (000's)	Value (000's)
	Publicly Traded Investment Fund - 10.63%
	Goldman Sachs Financial Square Funds -				170,797,640	$170,798	Agriculture (continued)
	Money Market Fund						Reynolds American Inc
							4.85	%,	09/15/2023		$350	$373
	TOTAL INVESTMENT COMPANIES					$170,798						$4,520
					Principal		Airlines - 0.09%
BONDS	- 34.26%				Amount (000's)	Value (000's)	American Airlines 2011-1 Class A Pass
	Advertising - 0.01%						Through Trust
	Omnicom Group Inc						5.25	%,	07/31/2022	(b)	153	166
	4.45	%,	08/15/2020		$128	$137	American Airlines 2014-1 Class A Pass
							Through Trust
							3.70	%,	10/01/2026	(b)	400	401
	Aerospace & Defense - 0.35%						Continental Airlines 2010-1 Class A Pass
	Boeing Capital Corp						Through Trust
	4.70	%,	10/27/2019		33	37	4.75	%,	01/12/2021	(b)	42	45
	Boeing Co/The						Continental Airlines 2012-2 Class A Pass
	3.75	%,	11/20/2016		51	54	Through Trust
	5.88	%,	02/15/2040		154	196	4.00	%,	04/29/2026	(b)	194	199
	7.95	%,	08/15/2024		200	278	Delta Air Lines 2007-1 Class A Pass Through
	Exelis Inc						Trust
	4.25	%,	10/01/2016		128	135	6.82	%,	02/10/2024	(b)	81	94
	L-3 Communications Corp						UAL 2009-2A Pass Through Trust
	1.50	%,	05/28/2017		250	248	9.75	%,	01/15/2017	(b)	139	157
	4.95	%,	02/15/2021		277	301	United Airlines 2014-2 Class A Pass Through
	Lockheed Martin Corp						Trust
	2.13	%,	09/15/2016		100	102	3.75	%,	09/03/2026	(b)	200	203
	3.35	%,	09/15/2021		102	105	US Airways 2013-1 Class A Pass Through
	4.07	%,	12/15/2042		47	45	Trust
	Northrop Grumman Corp						3.95	%,	11/15/2025	(b)	200	202
	1.75	%,	06/01/2018		1,000	991						$1,467
	3.50	%,	03/15/2021		277	287
	Raytheon Co						Apparel - 0.02%
	3.13	%,	10/15/2020		77	79	NIKE Inc
	4.88	%,	10/15/2040		154	168	2.25	%,	05/01/2023		200	189
	United Technologies Corp						3.63	%,	05/01/2043		200	188
	3.10	%,	06/01/2022		1,950	1,949						$377
	4.50	%,	04/15/2020		74	82
	4.50	%,	06/01/2042		200	209	Automobile Asset Backed Securities - 0.21%
							Ally Auto Receivables Trust 2012-3
	5.38	%,	12/15/2017		102	114	1.06	%,	02/15/2017	(a)	349	351
	5.70	%,	04/15/2040		51	62
	6.13	%,	07/15/2038		18	23	Ally Auto Receivables Trust 2012-4
	6.70	%,	08/01/2028		175	230	0.59	%,	01/17/2017		95	95
							Ally Auto Receivables Trust 2013-2
						$5,695	1.24	%,	11/15/2018		500	499
	Agriculture - 0.28%						Carmax Auto Owner Trust 2013-2
	Altria Group Inc						0.84	%,	11/15/2018		300	297
	4.00	%,	01/31/2024		350	357	CarMax Auto Owner Trust 2013-4
	4.13	%,	09/11/2015		36	37	0.80	%,	07/16/2018		500	499
	4.75	%,	05/05/2021		128	139	Ford Credit Auto Owner Trust 2012-A
	5.38	%,	01/31/2044		200	213	1.15	%,	06/15/2017		500	503
	9.25	%,	08/06/2019		126	164	Ford Credit Auto Owner Trust 2012-B
	9.70	%,	11/10/2018		51	66	1.00	%,	09/15/2017		400	401
	9.95	%,	11/10/2038		57	94	Nissan Auto Receivables 2012-A Owner Trust
	10.20%, 02/06/2039				68	115	1.00	%,	07/16/2018		150	151
	Archer-Daniels-Midland Co						World Omni Auto Receivables Trust 2013-B
	4.48	%,	03/01/2021	(a)	128	141	1.32	%,	01/15/2020	(a)	515	513
	5.38	%,	09/15/2035		892	1,045						$3,309
	Bunge Ltd Finance Corp
	4.10	%,	03/15/2016		77	80	Automobile Manufacturers - 0.15%
	Lorillard Tobacco Co						Daimler Finance North America LLC
	6.88	%,	05/01/2020		500	586	8.50	%,	01/18/2031		102	154
	8.13	%,	06/23/2019		36	44	Ford Motor Co
	8.13	%,	05/01/2040		25	34	4.75	%,	01/15/2043		400	400
	Philip Morris International Inc						7.45	%,	07/16/2031		100	132
	1.13	%,	08/21/2017		100	99	Toyota Motor Credit Corp
	2.50	%,	05/16/2016		128	132	1.13	%,	05/16/2017		500	498
	2.90	%,	11/15/2021		51	51	1.25	%,	10/05/2017		400	398
	4.38	%,	11/15/2041		51	50	2.05	%,	01/12/2017		77	79
	4.50	%,	03/26/2020		131	144	2.13	%,	07/18/2019		500	498
	4.50	%,	03/20/2042		400	402	2.63	%,	01/10/2023		100	97
	5.65	%,	05/16/2018		25	28	3.30	%,	01/12/2022		77	80
	6.38	%,	05/16/2038		100	126						$2,336

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

				Principal					Principal
	BONDS (continued)			Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

	Automobile Parts & Equipment - 0.03%					Banks (continued)
	Johnson Controls Inc					BPCE SA
	1.40	%,	11/02/2017	$200	$198	1.61	%,	07/25/2017	$750	$749
	3.75	%,	12/01/2021	77	79	4.00	%,	04/15/2024	250	252
	5.00	%,	03/30/2020	64	71	Branch Banking & Trust Co
	5.25	%,	12/01/2041	128	138	1.45	%,	10/03/2016	200	202
					$486	2.30	%,	10/15/2018	750	759
						Canadian Imperial Bank of
Banks	- 5.40%					Commerce/Canada
	Abbey National Treasury Services					1.35	%,	07/18/2016	300	303
	PLC/London					2.35	%,	12/11/2015	151	154
	3.05	%,	08/23/2018	500	518	Capital One Financial Corp
	American Express Centurion Bank					2.45	%,	04/24/2019	250	249
	0.88	%,	11/13/2015	400	401	3.50	%,	06/15/2023	84	83
	Australia & New Zealand Banking Group					Capital One NA/Mclean VA
	Ltd/New York NY					1.50	%,	09/05/2017	500	498
	1.25	%,	06/13/2017	400	399	Citigroup Inc
	Bank of America Corp					1.30	%,	04/01/2016	360	361
	1.25	%,	01/11/2016	100	100	1.30	%,	11/15/2016	250	250
	1.35	%,	11/21/2016	500	501	1.70	%,	07/25/2016	300	303
	1.50	%,	10/09/2015	200	201	3.50	%,	05/15/2023	600	575
	2.00	%,	01/11/2018	500	498	3.95	%,	06/15/2016	257	270
	2.60	%,	01/15/2019	750	749	4.05	%,	07/30/2022	200	203
	3.30	%,	01/11/2023	300	293	4.45	%,	01/10/2017	154	164
	3.63	%,	03/17/2016	180	186	4.50	%,	01/14/2022	454	487
	3.70	%,	09/01/2015	130	133	4.59	%,	12/15/2015	4	4
	3.88	%,	03/22/2017	200	211	5.50	%,	09/13/2025	300	327
	4.13	%,	01/22/2024	1,000	1,019	5.88	%,	02/22/2033	48	54
	4.75	%,	08/01/2015	25	26	5.88	%,	01/30/2042	328	395
	5.30	%,	09/30/2015	25	26	6.00	%,	10/31/2033	115	129
	5.42	%,	03/15/2017	201	218	6.13	%,	11/21/2017	328	370
	5.63	%,	07/01/2020	380	429	6.13	%,	05/15/2018	300	340
	5.65	%,	05/01/2018	455	506	6.63	%,	06/15/2032	112	135
	5.70	%,	01/24/2022	580	665	8.13	%,	07/15/2039	228	338
	5.88	%,	02/07/2042	228	273	8.50	%,	05/22/2019	728	910
	6.00	%,	09/01/2017	265	295	Commonwealth Bank of Australia/New York
	6.05	%,	05/16/2016	224	241	NY
	6.11	%,	01/29/2037	450	515	1.13	%,	03/13/2017	500	498
	6.50	%,	08/01/2016	890	971	1.25	%,	09/18/2015	200	202
	6.88	%,	04/25/2018	205	236	2.50	%,	09/20/2018	200	204
	7.63	%,	06/01/2019	300	362	Cooperatieve Centrale Raiffeisen-
	Bank of America NA					Boerenleenbank BA/Netherlands
	1.13	%,	11/14/2016	300	299	3.38	%,	01/19/2017	128	134
	1.25	%,	02/14/2017	350	349	3.88	%,	02/08/2022	328	345
	Bank of Montreal					3.95	%,	11/09/2022	300	301
	1.30	%,	07/14/2017	750	749	4.50	%,	01/11/2021	51	56
	1.45	%,	04/09/2018	300	297	5.25	%,	05/24/2041	500	561
	2.50	%,	01/11/2017	228	235	Credit Suisse/New York NY
	Bank of New York Mellon Corp/The					1.38	%,	05/26/2017	300	298
	0.70	%,	10/23/2015	150	150	3.63	%,	09/09/2024	400	395
	2.10	%,	08/01/2018	300	303	5.40	%,	01/14/2020	200	223
	2.20	%,	05/15/2019	500	497	Deutsche Bank AG/London
	3.55	%,	09/23/2021	51	53	1.40	%,	02/13/2017	500	500
	5.50	%,	12/01/2017	32	36	6.00	%,	09/01/2017	344	385
	Bank of Nova Scotia/The					Discover Bank/Greenwood DE
	1.10	%,	12/13/2016	750	751	2.00	%,	02/21/2018	200	199
	1.45	%,	04/25/2018	300	296	4.25	%,	03/13/2026	500	511
	2.90	%,	03/29/2016	302	312	Fifth Third Bancorp
	Barclays Bank PLC					5.45	%,	01/15/2017	51	55
	5.14	%,	10/14/2020	1,000	1,079	8.25	%,	03/01/2038	385	566
	6.75	%,	05/22/2019	200	238	Goldman Sachs Group Inc/The
	BB&T Corp					1.60	%,	11/23/2015	630	635
	1.60	%,	08/15/2017	200	201	3.63	%,	02/07/2016	757	782
	3.95	%,	04/29/2016	29	30	4.00	%,	03/03/2024	500	504
	5.20	%,	12/23/2015	125	131	5.25	%,	07/27/2021	502	557
	6.85	%,	04/30/2019	18	21	5.38	%,	03/15/2020	500	557
	BBVA US Senior SAU					5.63	%,	01/15/2017	282	306
	4.66	%,	10/09/2015	200	208	5.75	%,	01/24/2022	228	259
	BNP Paribas SA					6.13	%,	02/15/2033	750	898
	2.38	%,	09/14/2017	200	203	6.15	%,	04/01/2018	821	926
	2.40	%,	12/12/2018	750	752	6.25	%,	02/01/2041	700	848
	5.00	%,	01/15/2021	77	86	6.45	%,	05/01/2036	351	409

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

			Principal							Principal
BONDS (continued)			Amount (000's)	Value(000	's)	BONDS (continued)				Amount (000's)	Value (000's)

Banks (continued)						Banks (continued)
Goldman Sachs Group Inc/The (continued)						Morgan Stanley (continued)
6.75	%,	10/01/2037	$673	$ 803		3.75	%,	02/25/2023		$200	$200
HSBC Holdings PLC						3.80	%,	04/29/2016		278	290
4.00	%,	03/30/2022	128	135		4.75	%,	03/22/2017		400	430
4.25	%,	03/14/2024	500	506		5.00	%,	11/24/2025		500	523
5.10	%,	04/05/2021	228	257		5.63	%,	09/23/2019		1,321	1,487
6.10	%,	01/14/2042	154	194		5.75	%,	10/18/2016		590	642
6.50	%,	05/02/2036	400	490		5.75	%,	01/25/2021		1,050	1,193
6.50	%,	09/15/2037	500	615		6.25	%,	08/28/2017		375	421
HSBC USA Inc						6.38	%,	07/24/2042		100	125
1.63	%,	01/16/2018	300	299		7.25	%,	04/01/2032		165	219
2.63	%,	09/24/2018	200	205		MUFG Capital Finance 1 Ltd
Intesa Sanpaolo SpA						6.35	%,	07/29/2049	(a)	1,000	1,071
2.38	%,	01/13/2017	500	506		MUFG Union Bank NA
3.13	%,	01/15/2016	100	102		2.25	%,	05/06/2019		400	397
JP Morgan Chase & Co						National Australia Bank Ltd/New York
1.13	%,	02/26/2016	300	301		1.30	%,	07/25/2016		400	403
1.35	%,	02/15/2017	350	349		2.30	%,	07/25/2018		400	405
1.63	%,	05/15/2018	300	296		Northern Trust Corp
2.60	%,	01/15/2016	257	262		3.95	%,	10/30/2025		500	518
3.20	%,	01/25/2023	1,000	976		Oesterreichische Kontrollbank AG
3.25	%,	09/23/2022	300	295		2.00	%,	06/03/2016		400	409
3.38	%,	05/01/2023	400	383		PNC Bank NA
3.45	%,	03/01/2016	277	287		1.30	%,	10/03/2016		350	352
4.40	%,	07/22/2020	162	175		2.25	%,	07/02/2019		1,000	995
4.50	%,	01/24/2022	257	275		3.80	%,	07/25/2023		400	411
4.63	%,	05/10/2021	257	279		PNC Funding Corp
4.95	%,	03/25/2020	57	63		2.70	%,	09/19/2016		228	235
5.15	%,	10/01/2015	200	209		4.38	%,	08/11/2020		51	56
5.40	%,	01/06/2042	102	116		5.13	%,	02/08/2020		25	28
5.60	%,	07/15/2041	154	176		5.63	%,	02/01/2017		102	111
5.63	%,	08/16/2043	350	388		6.70	%,	06/10/2019		25	30
6.30	%,	04/23/2019	800	928		Royal Bank of Canada
6.40	%,	05/15/2038	200	252		1.25	%,	06/16/2017		400	399
JP Morgan Chase Bank NA						2.20	%,	07/27/2018		400	405
6.00	%,	10/01/2017	1,000	1,118		2.63	%,	12/15/2015		151	155
KeyCorp						2.88	%,	04/19/2016		251	259
3.75	%,	08/13/2015	279	287		Royal Bank of Scotland Group PLC
5.10	%,	03/24/2021	102	114		2.55	%,	09/18/2015		300	304
KFW						Royal Bank of Scotland PLC/The
0.50	%,	09/30/2015	500	501		5.63	%,	08/24/2020		167	190
0.63	%,	12/15/2016	2,250	2,241		Societe Generale SA
0.75	%,	03/17/2017	350	348		2.63	%,	10/01/2018		300	304
1.25	%,	02/15/2017	257	259		State Street Corp
1.88	%,	04/01/2019	250	251		3.10	%,	05/15/2023		300	291
2.63	%,	02/16/2016	257	265		5.38	%,	04/30/2017		18	20
2.63	%,	01/25/2022	1,257	1,278		Sumitomo Mitsui Banking Corp
2.75	%,	09/08/2020	300	310		1.45	%,	07/19/2016		300	303
4.00	%,	01/27/2020	847	932		2.50	%,	07/19/2018		300	305
4.38	%,	03/15/2018	295	324		3.20	%,	07/18/2022		100	100
4.50	%,	07/16/2018	102	113		SunTrust Bank/Atlanta GA
4.88	%,	01/17/2017	500	545		2.75	%,	05/01/2023		200	191
4.88	%,	06/17/2019	282	321		SunTrust Banks Inc
5.13	%,	03/14/2016	277	295		3.60	%,	04/15/2016		102	106
Korea Development Bank/The						Svenska Handelsbanken AB
1.00	%,	01/22/2016	400	399		2.25	%,	06/17/2019		500	500
2.50	%,	03/11/2020	500	495		Toronto-Dominion Bank/The
3.25	%,	03/09/2016	300	309		2.38	%,	10/19/2016		180	185
Korea Finance Corp						2.63	%,	09/10/2018		350	358
2.88	%,	08/22/2018	350	357		UBS AG/Stamford CT
Landwirtschaftliche Rentenbank						1.38	%,	08/14/2017		500	496
0.88	%,	09/12/2017	200	198		4.88	%,	08/04/2020		200	223
1.75	%,	04/15/2019	350	349		5.88	%,	12/20/2017		150	169
2.38	%,	09/13/2017	200	207		UBS Preferred Funding Trust V
5.00	%,	11/08/2016	102	111		6.24	%,	05/29/2049		300	316
Lloyds Bank PLC						US Bancorp/MN
2.35	%,	09/05/2019	400	397		1.65	%,	05/15/2017		205	207
4.88	%,	01/21/2016	180	189		2.95	%,	07/15/2022		200	194
6.38	%,	01/21/2021	51	61		3.00	%,	03/15/2022		128	127
Morgan Stanley						4.13	%,	05/24/2021		77	83
1.75	%,	02/25/2016	1,200	1,213

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

				Principal					Principal
BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

Banks (continued)						Biotechnology - 0.33%
US Bank NA/Cincinnati OH						Amgen Inc
1.10	%,	01/30/2017		$500	$499	1.25	%,	05/22/2017	$1,000	$995
Wachovia Corp						2.13	%,	05/15/2017	85	87
5.75	%,	02/01/2018		280	316	2.50	%,	11/15/2016	600	617
Wells Fargo & Co						4.10	%,	06/15/2021	501	533
1.15	%,	06/02/2017		650	646	5.15	%,	11/15/2041	77	81
1.25	%,	07/20/2016		510	513	5.38	%,	05/15/2043	600	653
1.50	%,	01/16/2018		300	298	5.70	%,	02/01/2019	12	14
2.10	%,	05/08/2017		450	459	5.75	%,	03/15/2040	25	29
2.13	%,	04/22/2019		1,000	988	5.85	%,	06/01/2017	279	311
3.45	%,	02/13/2023		200	197	6.40	%,	02/01/2039	262	320
3.50	%,	03/08/2022		180	184	6.90	%,	06/01/2038	90	117
3.68	%,	06/15/2016	(a)	777	812	Celgene Corp
4.60	%,	04/01/2021		102	112	2.45	%,	10/15/2015	651	662
Wells Fargo Bank NA						4.63	%,	05/15/2044	350	343
5.95	%,	08/26/2036		750	936	Gilead Sciences Inc
6.60	%,	01/15/2038		250	334	4.40	%,	12/01/2021	77	84
Wells Fargo Capital X						4.80	%,	04/01/2044	500	525
5.95	%,	12/15/2036		200	205					$5,371
Westpac Banking Corp
1.13	%,	09/25/2015		150	151	Building Materials - 0.06%
1.20	%,	05/19/2017		500	498	Owens Corning
3.00	%,	12/09/2015		77	79	4.20	%,	12/15/2022	1,000	1,018
4.88	%,	11/19/2019		225	251
					$86,754	Chemicals - 0.43%
						Airgas Inc
Beverages - 0.42%						2.38	%,	02/15/2020	200	197
Anheuser-Busch Cos LLC
5.50	%,	01/15/2018		90	100	2.95	%,	06/15/2016	77	79
						CF Industries Inc
6.50	%,	02/01/2043		500	651	5.15	%,	03/15/2034	500	527
Anheuser-Busch InBev Finance Inc
0.80	%,	01/15/2016		100	100	6.88	%,	05/01/2018	100	116
Anheuser-Busch InBev Worldwide Inc						7.13	%,	05/01/2020	100	121
2.50	%,	07/15/2022		300	283	Dow Chemical Co/The
						2.50	%,	02/15/2016	177	181
3.75	%,	07/15/2042		100	90	4.13	%,	11/15/2021	201	211
5.00	%,	04/15/2020		38	42
5.38	%,	01/15/2020		68	77	4.38	%,	11/15/2042	200	187
						7.38	%,	11/01/2029	350	461
6.38	%,	01/15/2040		251	321	8.55	%,	05/15/2019	144	181
6.88	%,	11/15/2019		551	661
7.75	%,	01/15/2019		478	577	9.40	%,	05/15/2039	51	81
						Eastman Chemical Co
8.20	%,	01/15/2039		51	77	3.00	%,	12/15/2015	51	52
Beam Suntory Inc
5.38	%,	01/15/2016		2	2	3.60	%,	08/15/2022	100	101
						4.50	%,	01/15/2021	51	55
Coca-Cola Co/The						4.80	%,	09/01/2042	100	99
1.50	%,	11/15/2015		77	78
1.65	%,	03/14/2018		200	201	Ecolab Inc
						1.45	%,	12/08/2017	300	298
1.80	%,	09/01/2016		77	79	4.35	%,	12/08/2021	102	111
3.15	%,	11/15/2020		528	550
Coca-Cola Femsa SAB de CV						5.50	%,	12/08/2041	307	351
						EI du Pont de Nemours & Co
2.38	%,	11/26/2018		400	402	2.75	%,	04/01/2016	77	79
Diageo Capital PLC
1.50	%,	05/11/2017		200	201	2.80	%,	02/15/2023	200	194
						4.15	%,	02/15/2043	100	93
4.83	%,	07/15/2020		51	57	4.25	%,	04/01/2021	177	192
5.88	%,	09/30/2036		219	269
Diageo Investment Corp						4.63	%,	01/15/2020	25	28
						6.00	%,	07/15/2018	200	229
2.88	%,	05/11/2022		200	196	LyondellBasell Industries NV
Dr Pepper Snapple Group Inc
2.60	%,	01/15/2019		277	280	5.00	%,	04/15/2019	300	331
						5.75	%,	04/15/2024	100	116
Pepsi Bottling Group Inc/The						Methanex Corp
7.00	%,	03/01/2029		300	400
PepsiCo Inc						3.25	%,	12/15/2019	300	305
						Monsanto Co
2.50	%,	05/10/2016		51	53	1.85	%,	11/15/2018	280	278
2.75	%,	03/05/2022		128	126
3.13	%,	11/01/2020		128	132	Mosaic Co/The
						4.25	%,	11/15/2023	146	152
4.50	%,	01/15/2020		51	56	Potash Corp of Saskatchewan Inc
4.88	%,	11/01/2040		128	138
5.00	%,	06/01/2018		300	334	3.63	%,	03/15/2024	500	509
						4.88	%,	03/30/2020	51	57
5.50	%,	01/15/2040		51	60	PPG Industries Inc
7.90	%,	11/01/2018		158	194	3.60	%,	11/15/2020	251	260
					$6,787	Praxair Inc
						2.20	%,	08/15/2022	300	283

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

			Principal						Principal
BONDS (continued)			Amount (000's)	Value (000's)	BONDS (continued)				Amount (000's)	Value (000's)

Chemicals (continued)					Consumer Products (continued)
Praxair Inc (continued)					Kimberly-Clark Corp (continued)
5.38	%,	11/01/2016	$51	$55	7.50	%,	11/01/2018		$18	$22
Sigma-Aldrich Corp										$716
3.38	%,	11/01/2020	330	342
				$6,912	Cosmetics & Personal Care - 0.18%
					Avon Products Inc
Commercial Services - 0.15%					4.60	%,	03/15/2020		500	511
Leidos Holdings Inc					Colgate-Palmolive Co
5.95	%,	12/01/2040	500	499	2.95	%,	11/01/2020		154	160
Lender Processing Services Inc / Black Knight					Procter & Gamble Co/The
Lending Solutions Inc					2.30	%,	02/06/2022		411	402
5.75	%,	04/15/2023	300	313	3.10	%,	08/15/2023		350	354
Massachusetts Institute of Technology					4.70	%,	02/15/2019		177	198
4.68	%,	07/01/2114	250	269	4.85	%,	12/15/2015		764	804
MasterCard Inc					5.50	%,	02/01/2034		350	427
2.00	%,	04/01/2019	300	298						$2,856
McGraw Hill Financial Inc
6.55	%,	11/15/2037	51	53	Credit Card Asset Backed Securities - 0.17%
Moody's Corp					Capital One Multi-Asset Execution Trust
5.25	%,	07/15/2044	500	522	5.75	%,	07/15/2020		476	532
Western Union Co/The					Chase Issuance Trust
					0.54	%,	10/16/2017	(a)	650	650
5.25	%,	04/01/2020	25	27
Yale University					Citibank Credit Card Issuance Trust
					1.02	%,	02/22/2019	(a)	600	597
2.09	%,	04/15/2019	400	401
				$2,382	1.11	%,	07/23/2018		500	502
					2.88	%,	01/23/2023		500	508
Computers - 0.52%										$2,789
Apple Inc
0.45	%,	05/03/2016	300	299	Distribution & Wholesale - 0.03%
1.00	%,	05/03/2018	300	293	Arrow Electronics Inc
1.05	%,	05/05/2017	1,000	997	3.00	%,	03/01/2018		300	307
2.40	%,	05/03/2023	300	284	4.50	%,	03/01/2023		200	207
2.85	%,	05/06/2021	500	501						$514
3.45	%,	05/06/2024	400	404	Diversified Financial Services - 1.30%
3.85	%,	05/04/2043	300	278	Air Lease Corp
Computer Sciences Corp					3.38	%,	01/15/2019		400	405
2.50	%,	09/15/2015	170	173	American Express Co
4.45	%,	09/15/2022	100	101	2.65	%,	12/02/2022		400	386
6.50	%,	03/15/2018	302	323	6.15	%,	08/28/2017		128	144
EMC Corp/MA					7.00	%,	03/19/2018		282	328
1.88	%,	06/01/2018	500	497	American Express Credit Corp
Hewlett-Packard Co					1.55	%,	09/22/2017		400	400
2.13	%,	09/13/2015	77	78	2.25	%,	08/15/2019		500	497
2.60	%,	09/15/2017	154	158	2.80	%,	09/19/2016		835	863
2.65	%,	06/01/2016	200	205	Ameriprise Financial Inc
3.00	%,	09/15/2016	128	132	4.00	%,	10/15/2023		200	209
3.75	%,	12/01/2020	750	778	7.30	%,	06/28/2019		600	729
4.65	%,	12/09/2021	180	195	Bear Stearns Cos LLC/The
6.00	%,	09/15/2041	154	176	5.55	%,	01/22/2017		51	56
International Business Machines Corp					6.40	%,	10/02/2017		328	371
0.45	%,	05/06/2016	200	199	7.25	%,	02/01/2018		444	517
1.25	%,	02/08/2018	500	495	BlackRock Inc
1.63	%,	05/15/2020	200	192	3.38	%,	06/01/2022		200	205
5.60	%,	11/30/2039	92	110	3.50	%,	03/18/2024		500	504
5.70	%,	09/14/2017	180	202	5.00	%,	12/10/2019		25	28
5.88	%,	11/29/2032	200	248	Capital One Bank USA NA
6.22	%,	08/01/2027	351	442	1.15	%,	11/21/2016		200	200
Seagate HDD Cayman					2.30	%,	06/05/2019		400	397
4.75	%,	06/01/2023	500	504	3.38	%,	02/15/2023		300	294
Seagate Technology HDD Holdings					Charles Schwab Corp/The
6.80	%,	10/01/2016	65	71	2.20	%,	07/25/2018		300	303
				$8,335	CME Group Inc/IL
Consumer Products - 0.04%					5.30	%,	09/15/2043		200	229
Avery Dennison Corp					Countrywide Financial Corp
5.38	%,	04/15/2020	25	27	6.25	%,	05/15/2016		56	60
Clorox Co/The					Credit Suisse USA Inc
3.80	%,	11/15/2021	128	134	7.13	%,	07/15/2032		300	414
Kimberly-Clark Corp					Ford Motor Credit Co LLC
2.40	%,	03/01/2022	257	251	1.50	%,	01/17/2017		500	499
2.40	%,	06/01/2023	150	142	3.98	%,	06/15/2016		300	314
3.70	%,	06/01/2043	150	140	4.25	%,	02/03/2017		200	212
					4.25	%,	09/20/2022		200	211

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

					Principal					Principal
BONDS (continued)					Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

Diversified Financial Services (continued)							Electric (continued)
Ford Motor Credit Co LLC				(continued)			Consolidated Edison Co of New York
4.38	%,	08/06/2023			$350	$367	Inc (continued)
5.00	%,	05/15/2018			200	218	6.75	%,	04/01/2038	$125	$168
5.88	%,	08/02/2021			200	230	Consumers Energy Co
GE Capital Trust I							3.13	%,	08/31/2024	500	497
6.38	%,	11/15/2067			15	16	5.50	%,	08/15/2016	39	42
General Electric Capital Corp							Dominion Gas Holdings LLC
2.30	%,	04/27/2017			257	264	1.05	%,	11/01/2016	500	499
2.30	%,	01/14/2019			500	505	Dominion Resources Inc/VA
4.63	%,	01/07/2021			77	85	4.90	%,	08/01/2041	77	82
5.00	%,	01/08/2016			1,500	1,581	8.88	%,	01/15/2019	400	503
5.30	%,	02/11/2021			308	347	DTE Electric Co
5.38	%,	10/20/2016			554	603	3.45	%,	10/01/2020	405	422
5.50	%,	01/08/2020			295	338	Duke Energy Carolinas LLC
5.63	%,	09/15/2017			154	172	4.00	%,	09/30/2042	100	98
5.63	%,	05/01/2018			300	339	5.30	%,	10/01/2015	154	161
5.88	%,	01/14/2038			266	321	5.30	%,	02/15/2040	12	14
6.00	%,	08/07/2019			181	211	Duke Energy Corp
6.15	%,	08/07/2037			155	191	3.75	%,	04/15/2024	500	513
6.38	%,	11/15/2067	(a)		300	325	Duke Energy Florida Inc
6.75	%,	03/15/2032			1,881	2,480	0.65	%,	11/15/2015	300	300
6.88	%,	01/10/2039			200	269	4.55	%,	04/01/2020	77	85
HSBC Finance Corp							5.65	%,	06/15/2018	128	145
6.68	%,	01/15/2021			99	116	5.65	%,	04/01/2040	25	31
Jefferies Group LLC							6.40	%,	06/15/2038	66	88
3.88	%,	11/09/2015			102	105	Duke Energy Indiana Inc
6.50	%,	01/20/2043			200	221	3.75	%,	07/15/2020	37	39
6.88	%,	04/15/2021			27	31	4.20	%,	03/15/2042	128	129
8.50	%,	07/15/2019			12	15	6.12	%,	10/15/2035	77	94
Murray Street Investment Trust I							6.45	%,	04/01/2039	300	401
4.65	%,	03/09/2017	(a)		257	275	Duke Energy Ohio Inc
NASDAQ OMX Group Inc/The							5.45	%,	04/01/2019	128	146
4.25	%,	06/01/2024			350	350	Entergy Arkansas Inc
National Rural Utilities Cooperative Finance							3.70	%,	06/01/2024	500	514
Corp							3.75	%,	02/15/2021	25	26
3.05	%,	02/15/2022			102	102	Entergy Corp
3.88	%,	09/16/2015			128	132	4.70	%,	01/15/2017	128	137
5.45	%,	04/10/2017			400	442	5.13	%,	09/15/2020	89	98
10.38%, 11/01/2018					218	287	Exelon Generation Co LLC
Nomura Holdings Inc							5.20	%,	10/01/2019	102	113
2.75	%,	03/19/2019			500	501	6.25	%,	10/01/2039	344	400
4.13	%,	01/19/2016			154	160	FirstEnergy Solutions Corp
6.70	%,	03/04/2020			129	154	6.80	%,	08/15/2039	101	111
Private Export Funding Corp							Florida Power & Light Co
3.05	%,	10/15/2014			25	25	4.05	%,	10/01/2044	500	494
Synchrony Financial							5.13	%,	06/01/2041	154	179
4.25	%,	08/15/2024			300	300	5.63	%,	04/01/2034	25	30
						$20,853	5.69	%,	03/01/2040	48	60
							Georgia Power Co
Electric - 1.76%							0.75	%,	08/10/2015	300	300
Ameren Illinois Co							3.00	%,	04/15/2016	77	80
2.70	%,	09/01/2022			300	295	4.25	%,	12/01/2019	77	85
Appalachian Power Co							4.30	%,	03/15/2042	228	228
6.70	%,	08/15/2037			277	361	Great Plains Energy Inc
7.00	%,	04/01/2038			120	163	4.85	%,	06/01/2021	77	85
Arizona Public Service Co							Hydro-Quebec
3.35	%,	06/15/2024			200	201	1.38	%,	06/19/2017	300	302
4.50	%,	04/01/2042			77	80	8.05	%,	07/07/2024	102	141
Baltimore Gas & Electric Co							Iberdrola International BV
5.90	%,	10/01/2016			69	76	6.75	%,	07/15/2036	128	157
Berkshire Hathaway Energy Co							LG&E and KU Energy LLC
2.00	%,	11/15/2018			250	248	3.75	%,	11/15/2020	77	80
6.13	%,	04/01/2036			156	193	Louisville Gas & Electric Co
Commonwealth Edison Co							5.13	%,	11/15/2040	51	59
4.00	%,	08/01/2020			10	11	MidAmerican Energy Co
5.80	%,	03/15/2018			212	240	3.50	%,	10/15/2024	750	762
5.88	%,	02/01/2033			300	371	Mississippi Power Co
Consolidated Edison Co of New York Inc							4.25	%,	03/15/2042	100	98
4.20	%,	03/15/2042			128	126	Nevada Power Co
5.50	%,	12/01/2039			400	472	5.45	%,	05/15/2041	150	182
5.85	%,	03/15/2036			51	62	6.50	%,	05/15/2018	77	89
6.65	%,	04/01/2019			51	61

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

			Principal						Principal
BONDS (continued)			Amount (000's)	Value(000	's)	BONDS (continued)			Amount (000's)	Value (000's)

Electric (continued)						Electric (continued)
Nevada Power Co (continued)						Southern Power Co
7.13	%,	03/15/2019	$12	$ 14		5.25	%,	07/15/2043	$200	$222
NextEra Energy Capital Holdings Inc						Southwestern Electric Power Co
4.50	%,	06/01/2021	351	380		6.20	%,	03/15/2040	51	65
NiSource Finance Corp						6.45	%,	01/15/2019	125	146
5.25	%,	09/15/2017	70	77		Tampa Electric Co
5.95	%,	06/15/2041	1,025	1,197		4.35	%,	05/15/2044	500	514
6.40	%,	03/15/2018	215	245		TransAlta Corp
Northern States Power Co/MN						6.50	%,	03/15/2040	25	26
5.25	%,	03/01/2018	41	46		Union Electric Co
5.35	%,	11/01/2039	82	97		3.50	%,	04/15/2024	500	513
NSTAR Electric Co						6.40	%,	06/15/2017	77	86
2.38	%,	10/15/2022	750	717		Virginia Electric and Power Co
Ohio Edison Co						2.75	%,	03/15/2023	500	489
8.25	%,	10/15/2038	119	184		4.65	%,	08/15/2043	250	269
Ohio Power Co						6.00	%,	05/15/2037	77	97
6.00	%,	06/01/2016	181	196		8.88	%,	11/15/2038	10	16
Oncor Electric Delivery Co LLC						Westar Energy Inc
5.00	%,	09/30/2017	400	440		5.10	%,	07/15/2020	167	189
5.25	%,	09/30/2040	51	59		Xcel Energy Inc
6.80	%,	09/01/2018	374	438		0.75	%,	05/09/2016	500	499
7.25	%,	01/15/2033	300	424						$28,205
Pacific Gas & Electric Co
3.25	%,	06/15/2023	1,000	990		Electrical Components & Equipment - 0.01%
3.50	%,	10/01/2020	25	26		Emerson Electric Co
4.45	%,	04/15/2042	102	102		2.63	%,	02/15/2023	100	96
5.40	%,	01/15/2040	128	146		4.88	%,	10/15/2019	25	28
6.05	%,	03/01/2034	452	557						$124
PacifiCorp						Electronics - 0.11%
5.65	%,	07/15/2018	70	80		Agilent Technologies Inc
5.75	%,	04/01/2037	400	497		6.50	%,	11/01/2017	265	305
6.25	%,	10/15/2037	92	119		Honeywell International Inc
PECO Energy Co						5.30	%,	03/01/2018	128	143
2.38	%,	09/15/2022	100	96		5.38	%,	03/01/2041	77	91
4.80	%,	10/15/2043	250	281		5.70	%,	03/15/2037	12	15
PPL Capital Funding Inc						Jabil Circuit Inc
3.40	%,	06/01/2023	300	296		4.70	%,	09/15/2022	100	101
4.70	%,	06/01/2043	100	102		Koninklijke Philips NV
PPL Electric Utilities Corp						5.00	%,	03/15/2042	128	137
2.50	%,	09/01/2022	200	195		5.75	%,	03/11/2018	10	11
Progress Energy Inc						Thermo Fisher Scientific Inc
3.15	%,	04/01/2022	128	128		1.85	%,	01/15/2018	476	476
7.75	%,	03/01/2031	136	191		2.40	%,	02/01/2019	500	501
PSEG Power LLC						4.70	%,	05/01/2020	51	55
2.45	%,	11/15/2018	180	181						$1,835
2.75	%,	09/15/2016	77	80
5.13	%,	04/15/2020	300	332		Engineering & Construction - 0.01%
Public Service Co of Colorado						ABB Finance USA Inc
3.95	%,	03/15/2043	100	99		2.88	%,	05/08/2022	100	99
4.75	%,	08/15/2041	550	605
Public Service Co of New Mexico						Entertainment - 0.01%
7.95	%,	05/15/2018	154	184		International Game Technology
Public Service Electric & Gas Co						5.35	%,	10/15/2023	200	206
3.50	%,	08/15/2020	73	77
3.65	%,	09/01/2042	200	185
Puget Sound Energy Inc						Environmental Control - 0.08%
4.43	%,	11/15/2041	77	82		Republic Services Inc
5.80	%,	03/15/2040	351	437		4.75	%,	05/15/2023	51	56
San Diego Gas & Electric Co						5.25	%,	11/15/2021	200	227
5.35	%,	05/15/2040	84	100		5.50	%,	09/15/2019	104	118
South Carolina Electric & Gas Co						6.20	%,	03/01/2040	59	73
5.45	%,	02/01/2041	77	92		Waste Management Inc
Southern California Edison Co						7.00	%,	07/15/2028	515	674
1.13	%,	05/01/2017	500	498		7.38	%,	03/11/2019	77	93
4.05	%,	03/15/2042	318	312						$1,241
5.50	%,	03/15/2040	102	124		Federal & Federally Sponsored Credit - 0.03%
5.95	%,	02/01/2038	117	146		Federal Farm Credit Banks
Southern Co/The						0.54	%,	11/07/2016	200	199
1.30	%,	08/15/2017	500	498		1.50	%,	11/16/2015	257	260
2.15	%,	09/01/2019	500	495						$459

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's)	Value(000	's)		BONDS (continued)			Amount (000's)	Value (000's)

Finance - Mortgage Loan/Banker - 3.06%								Finance - Mortgage Loan/Banker (continued)
Fannie Mae								Freddie Mac (continued)
0.00	%,	06/01/2017	(c)	$154	$ 149			1.25	%,	10/02/2019	$1,000	$971
0.00	%,	10/09/2019	(c)	1,390	1,233			1.38	%,	05/01/2020	1,000	964
0.50	%,	03/30/2016		525	525			1.40	%,	08/22/2019	500	490
0.50	%,	04/29/2016		415	415			1.75	%,	09/10/2015	564	572
0.63	%,	08/26/2016		1,000	1,001			2.00	%,	08/25/2016	500	513
0.75	%,	04/20/2017		1,500	1,491			2.38	%,	01/13/2022	757	753
0.88	%,	08/28/2017		500	497			2.50	%,	05/27/2016	180	186
0.88	%,	12/20/2017		800	790			3.00	%,	01/18/2028	205	190
0.88	%,	02/08/2018		1,000	984			3.75	%,	03/27/2019	1,052	1,139
0.88	%,	05/21/2018		1,000	979			4.75	%,	11/17/2015	564	592
0.95	%,	08/23/2017		700	694			4.75	%,	01/19/2016	231	245
1.00	%,	12/28/2017		500	491			4.88	%,	06/13/2018	212	238
1.00	%,	04/30/2018		575	566			5.00	%,	02/16/2017	102	112
1.00	%,	09/27/2017		300	299			5.00	%,	04/18/2017	257	283
1.07	%,	09/27/2017		300	300			5.13	%,	11/17/2017	180	201
1.13	%,	04/27/2017		500	503			5.25	%,	04/18/2016	180	193
1.13	%,	03/28/2018		200	198			5.50	%,	07/18/2016	321	349
1.15	%,	02/28/2018		400	393			5.50	%,	08/23/2017	231	260
1.25	%,	09/28/2016		321	325			6.25	%,	07/15/2032	231	322
1.25	%,	01/30/2017		1,192	1,203			6.75	%,	03/15/2031	577	831
1.38	%,	11/15/2016		257	261							$49,152
1.55	%,	10/29/2019		250	244
1.63	%,	10/26/2015		2,007	2,037		Food	- 0.52%
1.75	%,	09/12/2019		300	297			Campbell Soup Co
2.38	%,	04/11/2016		180	185			3.05	%,	07/15/2017	128	134
4.38	%,	10/15/2015		102	107			4.25	%,	04/15/2021	51	55
5.00	%,	03/15/2016		321	342			ConAgra Foods Inc
5.00	%,	02/13/2017		64	70			1.30	%,	01/25/2016	200	201
5.00	%,	05/11/2017		64	71			2.10	%,	03/15/2018	159	159
5.25	%,	09/15/2016		701	763			3.20	%,	01/25/2023	724	694
5.38	%,	06/12/2017		321	358			3.25	%,	09/15/2022	100	97
5.63	%,	07/15/2037		200	267			4.65	%,	01/25/2043	66	64
6.00	%,	04/18/2036		51	55			Delhaize Group SA
6.63	%,	11/15/2030		602	855			5.70	%,	10/01/2040	102	108
7.13	%,	01/15/2030		199	291			General Mills Inc
7.25	%,	05/15/2030		780	1,160			3.15	%,	12/15/2021	77	78
Federal Home Loan Banks								5.65	%,	02/15/2019	75	85
0.38	%,	02/19/2016		1,200	1,201			5.70	%,	02/15/2017	500	552
0.38	%,	06/24/2016		800	798			Kellogg Co
0.50	%,	11/20/2015		500	501			1.75	%,	05/17/2017	1,000	1,008
0.50	%,	09/28/2016		300	299			4.00	%,	12/15/2020	112	120
0.63	%,	12/28/2016		1,200	1,197			Kraft Foods Group Inc
0.88	%,	05/24/2017		250	249			3.50	%,	06/06/2022	300	304
1.00	%,	06/21/2017		500	500			5.00	%,	06/04/2042	200	209
1.25	%,	02/28/2018		260	259			5.38	%,	02/10/2020	95	107
1.38	%,	03/09/2018		1,000	1,000			6.50	%,	02/09/2040	75	93
1.50	%,	02/28/2017		1,000	1,009			6.88	%,	01/26/2039	161	206
1.63	%,	04/28/2017		100	101			Kroger Co/The
1.63	%,	06/14/2019		500	492			3.40	%,	04/15/2022	154	154
4.75	%,	12/16/2016		60	65			5.15	%,	08/01/2043	300	321
4.88	%,	05/17/2017		320	352			5.40	%,	07/15/2040	25	28
5.00	%,	11/17/2017		690	769			6.15	%,	01/15/2020	12	14
5.38	%,	05/18/2016		575	620			6.40	%,	08/15/2017	18	20
5.38	%,	09/30/2022		500	597			7.50	%,	04/01/2031	400	522
5.50	%,	07/15/2036		180	233			Mondelez International Inc
5.63	%,	06/11/2021		150	180			4.13	%,	02/09/2016	615	642
Freddie Mac								5.38	%,	02/10/2020	500	567
0.42	%,	09/18/2015		750	751			6.13	%,	02/01/2018	255	288
0.50	%,	01/28/2016		350	350			6.50	%,	02/09/2040	139	174
0.50	%,	05/13/2016		1,000	1,001			Safeway Inc
0.75	%,	01/12/2018		500	490			3.40	%,	12/01/2016	31	31
0.88	%,	10/14/2016		1,000	1,004			3.95	%,	08/15/2020	32	32
0.88	%,	03/07/2018		500	492			Tyson Foods Inc
1.00	%,	03/08/2017		1,500	1,504			2.65	%,	08/15/2019	350	351
1.00	%,	09/29/2017		1,200	1,195			5.15	%,	08/15/2044	350	362
1.02	%,	04/30/2018		775	762			Unilever Capital Corp
1.20	%,	06/12/2018		640	634			2.20	%,	03/06/2019	250	252
1.25	%,	05/12/2017		257	259			5.90	%,	11/15/2032	230	303
1.25	%,	08/01/2019		500	485							$8,335

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

					Principal					Principal
	BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

	Forest Products & Paper - 0.09%						Healthcare - Services (continued)
	Georgia-Pacific LLC						Cigna Corp
	7.75	%,	11/15/2029		$51	$70	2.75	%,	11/15/2016	$128	$132
	8.00	%,	01/15/2024		228	305	5.38	%,	02/15/2042	128	141
	International Paper Co						Coventry Health Care Inc
	4.75	%,	02/15/2022		500	539	5.45	%,	06/15/2021	500	574
	7.30	%,	11/15/2039		25	32	Howard Hughes Medical Institute
	7.50	%,	08/15/2021		136	169	3.50	%,	09/01/2023	400	412
	9.38	%,	05/15/2019		61	80	Humana Inc
	MeadWestvaco Corp						4.95	%,	10/01/2044	300	301
	7.38	%,	09/01/2019		100	120	Quest Diagnostics Inc
	Plum Creek Timberlands LP						4.70	%,	04/01/2021	102	110
	4.70	%,	03/15/2021		51	55	4.75	%,	01/30/2020	3	3
						$1,370	5.45	%,	11/01/2015	18	19
							UnitedHealth Group Inc
Gas	- 0.18%						0.85	%,	10/15/2015	160	161
	CenterPoint Energy Inc						1.40	%,	10/15/2017	400	399
	6.50	%,	05/01/2018		77	89	2.88	%,	03/15/2022	180	179
	National Grid PLC						4.38	%,	03/15/2042	750	743
	6.30	%,	08/01/2016		41	45	4.70	%,	02/15/2021	90	100
	ONE Gas Inc						6.50	%,	06/15/2037	77	101
	2.07	%,	02/01/2019	(d)	1,000	997
							6.88	%,	02/15/2038	141	193
	Piedmont Natural Gas Co Inc						WellPoint Inc
	4.10	%,	09/18/2034		500	508	2.30	%,	07/15/2018	500	501
	Sempra Energy						3.30	%,	01/15/2023	300	297
	6.00	%,	10/15/2039		112	139	4.65	%,	01/15/2043	100	98
	6.15	%,	06/15/2018		120	137	5.85	%,	01/15/2036	250	294
	Southern California Gas Co										$5,346
	3.15	%,	09/15/2024		500	498
	4.45	%,	03/15/2044		400	425	Home Furnishings - 0.00%
						$2,838	Whirlpool Corp
							4.85	%,	06/15/2021	77	84
	Hand & Machine Tools - 0.01%
	Stanley Black & Decker Inc
	2.90	%,	11/01/2022		200	195	Insurance - 1.01%
							Aegon NV
							4.63	%,	12/01/2015	23	24
	Healthcare - Products - 0.24%						Aflac Inc
	Baxter International Inc						6.45	%,	08/15/2040	132	165
	1.85	%,	06/15/2018		500	498	8.50	%,	05/15/2019	12	15
	2.40	%,	08/15/2022		250	236	Allstate Corp/The
	4.25	%,	03/15/2020		51	55	5.55	%,	05/09/2035	200	235
	5.90	%,	09/01/2016		18	20	American International Group Inc
	Becton Dickinson and Co						4.88	%,	06/01/2022	250	275
	5.00	%,	11/12/2040		51	57	5.05	%,	10/01/2015	750	783
	Boston Scientific Corp						5.60	%,	10/18/2016	577	628
	4.13	%,	10/01/2023		350	358	5.85	%,	01/16/2018	154	173
	6.00	%,	01/15/2020		51	58	6.25	%,	05/01/2036	500	625
	6.25	%,	11/15/2015		51	54	6.40	%,	12/15/2020	89	106
	7.38	%,	01/15/2040		51	71	6.82	%,	11/15/2037	750	998
	Covidien International Finance SA						8.25	%,	08/15/2018	313	382
	6.00	%,	10/15/2017		123	139	Aon Corp
	Medtronic Inc						5.00	%,	09/30/2020	128	142
	0.88	%,	02/27/2017		250	248	Aon PLC
	1.38	%,	04/01/2018		655	645	4.45	%,	05/24/2043	300	290
	2.75	%,	04/01/2023		200	192	Arch Capital Group US Inc
	4.00	%,	04/01/2043		150	142	5.14	%,	11/01/2043	375	402
	4.45	%,	03/15/2020		102	112	AXA SA
	St Jude Medical Inc						8.60	%,	12/15/2030	38	51
	3.25	%,	04/15/2023		600	593	Berkshire Hathaway Finance Corp
	Stryker Corp						1.30	%,	05/15/2018	300	296
	4.10	%,	04/01/2043		200	192	2.00	%,	08/15/2018	500	502
	4.38	%,	01/15/2020		25	27	4.25	%,	01/15/2021	102	112
	4.38	%,	05/15/2044		200	200	4.30	%,	05/15/2043	300	297
						$3,897	5.75	%,	01/15/2040	115	139
	Healthcare - Services - 0.33%						Berkshire Hathaway Inc
	Aetna Inc						1.90	%,	01/31/2017	128	130
	1.50	%,	11/15/2017		100	100	3.40	%,	01/31/2022	205	211
	4.13	%,	06/01/2021		102	109	Chubb Corp/The
	4.13	%,	11/15/2042		100	95	6.50	%,	05/15/2038	10	14
	6.63	%,	06/15/2036		105	136	CNA Financial Corp
	6.75	%,	12/15/2037		112	148	5.75	%,	08/15/2021	77	88

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

				Principal						Principal
BONDS (continued)				Amount (000's)	Value (000's)		BONDS (continued)			Amount (000's)	Value (000's)

Insurance (continued)							Internet (continued)
Fidelity National Financial Inc							eBay Inc
6.60	%,	05/15/2017		$51	$57		1.63	%,	10/15/2015	$51	$52
Genworth Holdings Inc							2.60	%,	07/15/2022	100	94
4.90	%,	08/15/2023		500	515		4.00	%,	07/15/2042	100	88
7.70	%,	06/15/2020		25	30		Expedia Inc
Hartford Financial Services Group Inc/The							7.46	%,	08/15/2018	128	150
5.38	%,	03/15/2017		177	193		Google Inc
6.63	%,	03/30/2040		25	33		2.13	%,	05/19/2016	51	52
Lincoln National Corp							3.63	%,	05/19/2021	51	54
6.15	%,	04/07/2036		80	98						$1,398
7.00	%,	06/15/2040		47	63
8.75	%,	07/01/2019		141	180		Investment Companies - 0.02%
Loews Corp							Prospect Capital Corp
2.63	%,	05/15/2023		200	188		5.00	%,	07/15/2019	250	260
4.13	%,	05/15/2043		200	189
Markel Corp							Iron & Steel - 0.11%
5.00	%,	03/30/2043		200	205		Allegheny Technologies Inc
Marsh & McLennan Cos Inc							5.88	%,	08/15/2023	350	368
2.35	%,	09/10/2019		400	398		Nucor Corp
MetLife Inc							5.75	%,	12/01/2017	12	13
3.60	%,	04/10/2024		250	253		Vale Overseas Ltd
4.37	%,	09/15/2023	(a)	200	214		5.63	%,	09/15/2019	546	610
5.70	%,	06/15/2035		164	196		6.25	%,	01/23/2017	351	387
6.40	%,	12/15/2066	(a)	288	321		6.88	%,	11/21/2036	367	414
6.75	%,	06/01/2016		257	282		8.25	%,	01/17/2034	38	48
7.72	%,	02/15/2019		225	275						$1,840
PartnerRe Finance B LLC
5.50	%,	06/01/2020		115	129		Lodging - 0.02%
Progressive Corp/The							Wyndham Worldwide Corp
3.75	%,	08/23/2021		277	292		3.90	%,	03/01/2023	300	296
4.35	%,	04/25/2044		200	202
Protective Life Corp							Machinery - Construction & Mining - 0.14%
8.45	%,	10/15/2039		51	76		Caterpillar Financial Services Corp
Prudential Financial Inc							1.25	%,	08/18/2017	500	499
3.00	%,	05/12/2016		600	619		1.63	%,	06/01/2017	150	152
3.50	%,	05/15/2024		1,000	990		2.45	%,	09/06/2018	200	204
4.50	%,	11/16/2021		128	139		2.65	%,	04/01/2016	77	79
4.75	%,	09/17/2015		51	53		7.05	%,	10/01/2018	200	238
5.70	%,	12/14/2036		25	29		7.15	%,	02/15/2019	113	136
5.80	%,	11/16/2041		51	59		Caterpillar Inc
5.88	%,	09/15/2042	(a)	100	106		3.80	%,	08/15/2042	105	97
6.00	%,	12/01/2017		77	87		4.75	%,	05/15/2064	350	363
6.63	%,	12/01/2037		126	158		6.05	%,	08/15/2036	332	418
7.38	%,	06/15/2019		350	426						$2,186
Reinsurance Group of America Inc
4.70	%,	09/15/2023		200	213		Machinery - Diversified - 0.15%
Travelers Cos Inc/The							Deere & Co
5.90	%,	06/02/2019		350	406		4.38	%,	10/16/2019	56	62
6.25	%,	06/15/2037		12	15		John Deere Capital Corp
6.75	%,	06/20/2036		51	69		1.20	%,	10/10/2017	200	199
Unum Group							1.30	%,	03/12/2018	1,525	1,499
7.13	%,	09/30/2016		77	86		1.40	%,	03/15/2017	180	181
Validus Holdings Ltd							2.25	%,	06/07/2016	77	79
8.88	%,	01/26/2040		51	72		Rockwell Automation Inc
Voya Financial Inc							6.25	%,	12/01/2037	51	65
5.50	%,	07/15/2022		350	395		Roper Industries Inc
5.70	%,	07/15/2043		300	339		1.85	%,	11/15/2017	300	301
Willis Group Holdings PLC											$2,386
4.13	%,	03/15/2016		128	133	Media	- 1.06%
WR Berkley Corp							21st Century Fox America Inc
6.25	%,	02/15/2037		29	34		4.50	%,	02/15/2021	200	217
XLIT Ltd							5.65	%,	08/15/2020	51	58
2.30	%,	12/15/2018		350	350		6.15	%,	02/15/2041	577	685
					$16,250		6.20	%,	12/15/2034	154	187
Internet - 0.09%							6.40	%,	12/15/2035	128	159
Amazon.com Inc							6.90	%,	03/01/2019	154	183
0.65	%,	11/27/2015		200	200		CBS Corp
1.20	%,	11/29/2017		100	99		1.95	%,	07/01/2017	200	203
2.50	%,	11/29/2022		100	94		4.85	%,	07/01/2042	200	197
Baidu Inc							5.75	%,	04/15/2020	65	74
3.25	%,	08/06/2018		500	515		7.88	%,	07/30/2030	178	241

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

			Principal						Principal
BONDS (continued)			Amount (000's)	Value(000	's)	BONDS (continued)			Amount (000's)	Value (000's)

Media (continued)						Media (continued)
Comcast Corp						Walt Disney Co/The(continued)
2.85	%,	01/15/2023	$100	$ 98		1.10	%,	12/01/2017	$100	$99
4.25	%,	01/15/2033	100	101		1.35	%,	08/16/2016	51	52
4.65	%,	07/15/2042	100	103		2.35	%,	12/01/2022	750	720
5.15	%,	03/01/2020	774	877		2.75	%,	08/16/2021	102	104
5.90	%,	03/15/2016	1,128	1,212		3.70	%,	12/01/2042	100	93
6.30	%,	11/15/2017	128	146		3.75	%,	06/01/2021	200	214
6.45	%,	03/15/2037	60	77		7.00	%,	03/01/2032	51	70
6.95	%,	08/15/2037	274	367						$17,030
7.05	%,	03/15/2033	300	402
Cox Communications Inc						Metal Fabrication & Hardware - 0.04%
5.50	%,	10/01/2015	25	26		Precision Castparts Corp
DIRECTV Holdings LLC / DIRECTV						0.70	%,	12/20/2015	200	200
Financing Co Inc						1.25	%,	01/15/2018	200	197
1.75	%,	01/15/2018	600	597		2.50	%,	01/15/2023	100	96
2.40	%,	03/15/2017	200	204		3.90	%,	01/15/2043	175	169
3.80	%,	03/15/2022	102	104						$662
4.60	%,	02/15/2021	171	186		Mining - 0.55%
5.88	%,	10/01/2019	56	64		Barrick Gold Corp
6.00	%,	08/15/2040	1,163	1,306		4.10	%,	05/01/2023	150	144
Discovery Communications LLC						6.95	%,	04/01/2019	200	232
3.25	%,	04/01/2023	200	194		Barrick North America Finance LLC
5.05	%,	06/01/2020	51	57		5.75	%,	05/01/2043	750	742
5.63	%,	08/15/2019	51	58		Barrick PD Australia Finance Pty Ltd
6.35	%,	06/01/2040	43	52		4.95	%,	01/15/2020	60	65
Historic TW Inc						5.95	%,	10/15/2039	90	91
6.88	%,	06/15/2018	25	29		BHP Billiton Finance USA Ltd
NBCUniversal Media LLC						1.63	%,	02/24/2017	128	129
4.38	%,	04/01/2021	151	165		3.25	%,	11/21/2021	128	131
5.15	%,	04/30/2020	75	85		4.13	%,	02/24/2042	328	314
5.95	%,	04/01/2041	100	122		5.00	%,	09/30/2043	500	548
6.40	%,	04/30/2040	251	323		6.50	%,	04/01/2019	23	27
Reed Elsevier Capital Inc						Freeport-McMoRan Inc
3.13	%,	10/15/2022	125	122		3.55	%,	03/01/2022	302	295
Thomson Reuters Corp						3.88	%,	03/15/2023	1,000	986
0.88	%,	05/23/2016	300	300		Goldcorp Inc
4.50	%,	05/23/2043	300	286		3.63	%,	06/09/2021	300	304
5.85	%,	04/15/2040	25	28		Newmont Mining Corp
Time Warner Cable Inc						3.50	%,	03/15/2022	102	95
4.00	%,	09/01/2021	180	189		5.13	%,	10/01/2019	801	870
5.50	%,	09/01/2041	300	338		6.25	%,	10/01/2039	118	116
5.85	%,	05/01/2017	51	57		Placer Dome Inc
6.55	%,	05/01/2037	151	190		6.45	%,	10/15/2035	150	168
6.75	%,	07/01/2018	51	59		Rio Tinto Alcan Inc
6.75	%,	06/15/2039	77	99		5.75	%,	06/01/2035	650	739
7.30	%,	07/01/2038	300	408		6.13	%,	12/15/2033	77	92
8.25	%,	04/01/2019	154	192		Rio Tinto Finance USA Ltd
8.75	%,	02/14/2019	48	60		2.25	%,	09/20/2016	200	205
Time Warner Entertainment Co LP						3.75	%,	09/20/2021	128	133
8.38	%,	07/15/2033	95	140		6.50	%,	07/15/2018	203	235
Time Warner Inc						7.13	%,	07/15/2028	512	656
4.00	%,	01/15/2022	180	187		9.00	%,	05/01/2019	83	106
4.05	%,	12/15/2023	500	512		Rio Tinto Finance USA PLC
4.65	%,	06/01/2044	500	484		4.75	%,	03/22/2042	328	334
4.70	%,	01/15/2021	81	89		Southern Copper Corp
4.88	%,	03/15/2020	42	46		5.38	%,	04/16/2020	25	27
5.38	%,	10/15/2041	128	136		6.75	%,	04/16/2040	258	287
5.88	%,	11/15/2016	180	198		Teck Resources Ltd
6.10	%,	07/15/2040	43	50		2.50	%,	02/01/2018	300	300
6.20	%,	03/15/2040	51	60		3.00	%,	03/01/2019	102	101
6.50	%,	11/15/2036	120	144		4.50	%,	01/15/2021	200	208
7.63	%,	04/15/2031	445	601		6.25	%,	07/15/2041	154	157
Viacom Inc										$8,837
2.50	%,	12/15/2016	102	105
3.25	%,	03/15/2023	750	733		Miscellaneous Manufacturing - 0.22%
3.88	%,	12/15/2021	128	133		3 M Co
4.25	%,	09/15/2015	22	23		1.38	%,	09/29/2016	128	130
4.38	%,	03/15/2043	100	92		5.70	%,	03/15/2037	38	48
6.88	%,	04/30/2036	166	208		Crane Co
Walt Disney Co/The						4.45	%,	12/15/2023	100	105
0.45	%,	12/01/2015	250	250

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's)	Value (000's)		BONDS (continued)				Amount (000's)	Value (000's)

Miscellaneous Manufacturing (continued)							Mortgage Backed Securities (continued)
Danaher Corp							COMM 2014-LC15 Mortgage Trust
5.63	%,	01/15/2018		$128	$144		2.84	%,	04/10/2047		$1,000	$1,023
Dover Corp							Commercial Mortgage Loan Trust 2008-LS1
5.38	%,	03/01/2041		77	91		6.24	%,	12/10/2049	(a)	83	90
Eaton Corp							Commercial Mortgage Pass Through
0.95	%,	11/02/2015		200	201		Certificates
1.50	%,	11/02/2017		400	398		2.82	%,	10/15/2045	(a)	500	489
2.75	%,	11/02/2022		100	96		Commercial Mortgage Trust 2007-GG11
4.00	%,	11/02/2032		100	99		5.74	%,	12/10/2049		386	423
4.15	%,	11/02/2042		50	48		Commercial Mortgage Trust 2007-GG9
General Electric Co							5.44	%,	03/10/2039	(a)	217	234
0.85	%,	10/09/2015		100	100		Credit Suisse Commercial Mortgage Trust
2.70	%,	10/09/2022		300	292		Series 2006-C4
4.13	%,	10/09/2042		300	298		5.47	%,	09/15/2039		432	460
4.50	%,	03/11/2044		500	518		Fannie Mae-Aces
5.25	%,	12/06/2017		300	333		2.61	%,	04/25/2023	(a)	869	851
Illinois Tool Works Inc							3.46	%,	01/25/2024	(a)	700	719
3.50	%,	03/01/2024		350	356		FHLMC Multifamily Structured Pass Through
Parker-Hannifin Corp							Certificates
3.50	%,	09/15/2022		77	79		2.08	%,	12/25/2019	(a)	591	599
Tyco Electronics Group SA							2.87	%,	12/25/2021		540	547
6.55	%,	10/01/2017		112	127		3.02	%,	02/25/2023	(a)	428	443
7.13	%,	10/01/2037		14	19		3.06	%,	07/25/2023	(a)	750	758
					$3,482		3.31	%,	05/25/2023	(a)	810	835
							3.87	%,	04/25/2021	(a)	1,350	1,453
Mortgage Backed Securities - 2.00%							4.19	%,	12/25/2020	(a)	850	930
Banc of America Commercial Mortgage Trust							GE Capital Commercial Mortgage Corp
2006-3							5.49	%,	11/10/2045	(a)	26	26
5.89	%,	07/10/2044		15	16		GMAC Commercial Mortgage Securities Inc
Banc of America Commercial Mortgage Trust							Series 2006-C1 Trust
2006-5							5.24	%,	11/10/2045		671	693
5.41	%,	09/10/2047	(a)	514	546
							GS Mortgage Securities Corp II
Banc of America Commercial Mortgage Trust							2.77	%,	11/10/2045		500	487
2007-2							GS Mortgage Securities Trust 2007-GG10
5.63	%,	04/10/2049		8	8		5.99	%,	08/10/2045	(a)	467	509
Banc of America Commercial Mortgage Trust							GS Mortgage Securities Trust 2014-GC18
2008-1							3.80	%,	01/10/2047	(a)	500	517
6.43	%,	02/10/2051	(a)	41	46
							JP Morgan Chase Commercial Mortgage
Banc of America Merrill Lynch Commercial							Securities Trust 2005-LDP5
Mortgage Inc							5.40	%,	12/15/2044	(a)	500	515
5.35	%,	09/10/2047	(a)	128	132
							5.45	%,	12/15/2044	(a)	700	734
Bear Stearns Commercial Mortgage Securities							JP Morgan Chase Commercial Mortgage
Trust 2005-PWR10							Securities Trust 2006-CIBC17
5.41	%,	12/11/2040		111	115		5.43	%,	12/12/2043		305	325
Bear Stearns Commercial Mortgage Securities							JP Morgan Chase Commercial Mortgage
Trust 2006-PWR12							Securities Trust 2006-LDP7
5.89	%,	09/11/2038	(a)	98	104
							6.06	%,	04/15/2045	(a)	257	276
Bear Stearns Commercial Mortgage Securities							JP Morgan Chase Commercial Mortgage
Trust 2006-PWR13							Securities Trust 2006-LDP8
5.54	%,	09/11/2041		123	131		5.44	%,	05/15/2045	(a)	17	18
Bear Stearns Commercial Mortgage Securities							JP Morgan Chase Commercial Mortgage
Trust 2006-PWR14							Securities Trust 2006-LDP9
5.20	%,	12/11/2038		500	536		5.34	%,	05/15/2047		338	362
Bear Stearns Commercial Mortgage Securities							JP Morgan Chase Commercial Mortgage
Trust 2006-TOP24							Securities Trust 2007-LDP10
5.54	%,	10/12/2041		186	199		5.42	%,	01/15/2049		524	565
CD 2006-CD3 Mortgage Trust							JP Morgan Chase Commercial Mortgage
5.62	%,	10/15/2048		74	78		Securities Trust 2007-LDP12
Citigroup Commercial Mortgage Trust 2013-							5.88	%,	02/15/2051		1,000	1,089
GC11							JP Morgan Chase Commercial Mortgage
0.75	%,	04/10/2046		333	332		Securities Trust 2011-C5
Citigroup Commercial Mortgage Trust 2013-							4.17	%,	08/15/2046		257	276
GC15							JPMBB Commercial Mortgage Securities Trust
4.37	%,	09/10/2046		1,000	1,079		2013	-C15
COMM 2007-C9 Mortgage Trust							4.13	%,	11/15/2045	(a)	500	530
5.99	%,	12/10/2049	(a)	629	692
							LB Commercial Mortgage Trust 2007-C3
COMM 2012-CCRE5 Mortgage Trust							6.10	%,	07/15/2044	(a)	63	69
1.68	%,	12/10/2045		531	526	LB	-UBS Commercial Mortgage Trust 2006-
COMM 2013-CCRE8 Mortgage Trust							C3
3.61	%,	06/10/2046		500	512		5.66	%,	03/15/2039		119	125
COMM 2013-LC6 Mortgage Trust
2.94	%,	01/10/2046		500	490

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

					Principal					Principal
	BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

	Mortgage Backed Securities (continued)						Oil & Gas - 2.02%
LB	-UBS Commercial Mortgage Trust 2007-						Alberta Energy Co Ltd
	C2						7.38	%,	11/01/2031	$77	$101
	5.43	%,	02/15/2040		$1,064	$1,152	Anadarko Finance Co
LB	-UBS Commercial Mortgage Trust 2007-						7.50	%,	05/01/2031	77	104
	C6						Anadarko Petroleum Corp
	5.86	%,	07/15/2040	(a)	41	44	4.50	%,	07/15/2044	500	482
	Merrill Lynch Mortgage Trust 2006-C2						5.95	%,	09/15/2016	178	194
	5.74	%,	08/12/2043		721	769	6.20	%,	03/15/2040	25	31
	Merrill Lynch Mortgage Trust 2007-C1						6.38	%,	09/15/2017	206	233
	6.03	%,	06/12/2050	(a)	77	85	6.45	%,	09/15/2036	225	274
ML	-CFC Commercial Mortgage Trust 2006-2						Apache Corp
	6.07	%,	06/12/2046	(a)	494	524	3.63	%,	02/01/2021	577	601
	Morgan Stanley Bank of America Merrill						4.75	%,	04/15/2043	128	128
	Lynch Trust 2013-C11						5.10	%,	09/01/2040	92	97
	3.09	%,	08/15/2046	(a)	225	233	Apache Finance Canada Corp
	Morgan Stanley Capital I Trust 2006-HQ8						7.75	%,	12/15/2029	750	1,062
	5.60	%,	03/12/2044	(a)	245	255	BP Capital Markets PLC
	Morgan Stanley Capital I Trust 2006-TOP23						1.85	%,	05/05/2017	200	202
	5.98	%,	08/12/2041	(a)	500	533	2.50	%,	11/06/2022	200	188
	Morgan Stanley Capital I Trust 2007-HQ12						3.13	%,	10/01/2015	151	155
	5.77	%,	04/12/2049	(a)	135	138	3.20	%,	03/11/2016	102	106
	5.77	%,	04/12/2049	(a)	278	298	3.56	%,	11/01/2021	200	206
	Morgan Stanley Capital I Trust 2007-IQ13						3.81	%,	02/10/2024	400	405
	5.36	%,	03/15/2044	(a)	100	108	4.74	%,	03/11/2021	128	141
	Morgan Stanley Capital I Trust 2007-IQ16						4.75	%,	03/10/2019	25	27
	5.81	%,	12/12/2049		499	545	Canadian Natural Resources Ltd
	Morgan Stanley Capital I Trust 2007-TOP25						5.70	%,	05/15/2017	516	570
	5.51	%,	11/12/2049		254	274	6.25	%,	03/15/2038	164	200
	UBS Commercial Mortgage Trust 2012-C1						Cenovus Energy Inc
	3.40	%,	05/10/2045	(a)	500	508	5.70	%,	10/15/2019	152	174
	UBS-Barclays Commercial Mortgage Trust						6.75	%,	11/15/2039	128	163
	2013	-C6					Chevron Corp
	3.24	%,	04/10/2046	(a)	500	499	0.89	%,	06/24/2016	300	301
	Wachovia Bank Commercial Mortgage Trust						2.36	%,	12/05/2022	300	286
	Series 2005-C22						4.95	%,	03/03/2019	400	447
	5.45	%,	12/15/2044	(a)	123	127	CNOOC Finance 2013 Ltd
	Wachovia Bank Commercial Mortgage Trust						1.13	%,	05/09/2016	150	150
	Series 2006-C23						1.75	%,	05/09/2018	150	148
	5.42	%,	01/15/2045		193	202	3.00	%,	05/09/2023	150	139
	Wachovia Bank Commercial Mortgage Trust						4.25	%,	05/09/2043	100	94
	Series 2006-C27						CNOOC Nexen Finance 2014 ULC
	5.80	%,	07/15/2045		287	307	4.25	%,	04/30/2024	500	507
	Wachovia Bank Commercial Mortgage Trust						Conoco Funding Co
	Series 2007-C34						7.25	%,	10/15/2031	200	279
	5.68	%,	05/15/2046	(a)	90	98	ConocoPhillips
	Wells Fargo Commercial Mortgage Trust 2012-						6.00	%,	01/15/2020	293	345
	LC5						6.50	%,	02/01/2039	169	221
	2.92	%,	10/15/2045		500	493	ConocoPhillips Canada Funding Co I
	WFRBS Commercial Mortgage Trust 2013-						5.63	%,	10/15/2016	77	85
	C11						ConocoPhillips Holding Co
	2.03	%,	03/15/2045	(a)	500	503	6.95	%,	04/15/2029	202	270
	WFRBS Commercial Mortgage Trust 2013-						Continental Resources Inc/OK
	C14						4.90	%,	06/01/2044	250	244
	2.98	%,	06/15/2046		1,000	1,009	5.00	%,	09/15/2022	500	527
	WFRBS Commercial Mortgage Trust 2014-						Devon Energy Corp
	C20						1.88	%,	05/15/2017	102	103
	3.04	%,	05/15/2047	(a)	500	514	5.60	%,	07/15/2041	125	139
	WFRBS Commercial Mortgage Trust 2014-						6.30	%,	01/15/2019	154	178
	LC14						7.95	%,	04/15/2032	192	271
	1.19	%,	03/15/2047		455	453	Devon Financing Corp LLC
						$32,183	7.88	%,	09/30/2031	128	179
							Ecopetrol SA
	Office & Business Equipment - 0.06%						4.13	%,	01/16/2025	500	484
	Pitney Bowes Inc						4.25	%,	09/18/2018	250	265
	5.75	%,	09/15/2017		27	30	5.88	%,	09/18/2023	250	276
	Xerox Corp						Encana Corp
	2.80	%,	05/15/2020		500	493	3.90	%,	11/15/2021	200	206
	2.95	%,	03/15/2017		154	159	5.90	%,	12/01/2017	25	28
	4.50	%,	05/15/2021		226	242	6.50	%,	02/01/2038	166	204
	5.63	%,	12/15/2019		21	24	Ensco PLC
						$948	3.25	%,	03/15/2016	51	52

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

				Principal						Principal
BONDS (continued)				Amount (000's)	Value(000	's)	BONDS (continued)			Amount (000's)	Value (000's)

Oil & Gas (continued)							Oil & Gas (continued)
Ensco PLC		(continued)					Pride International Inc
4.70	%,	03/15/2021		$200	$ 210		6.88	%,	08/15/2020	$77	$91
EOG Resources Inc							Rowan Cos Inc
2.63	%,	03/15/2023		200	191		5.00	%,	09/01/2017	23	25
4.40	%,	06/01/2020		51	56		Shell International Finance BV
EQT Corp							0.90	%,	11/15/2016	200	200
6.50	%,	04/01/2018		127	145		1.13	%,	08/21/2017	200	199
Exxon Mobil Corp							2.38	%,	08/21/2022	100	96
3.18	%,	03/15/2024		500	510		3.40	%,	08/12/2023	500	508
Hess Corp							3.63	%,	08/21/2042	100	91
5.60	%,	02/15/2041		51	57		4.30	%,	09/22/2019	651	715
7.13	%,	03/15/2033		200	267		4.38	%,	03/25/2020	25	28
7.30	%,	08/15/2031		38	51		5.50	%,	03/25/2040	25	30
8.13	%,	02/15/2019		25	31		6.38	%,	12/15/2038	43	56
Husky Energy Inc							Southwestern Energy Co
7.25	%,	12/15/2019		550	670		4.10	%,	03/15/2022	150	154
Marathon Oil Corp							Statoil ASA
5.90	%,	03/15/2018		251	284		1.15	%,	05/15/2018	400	392
6.60	%,	10/01/2037		223	281		2.65	%,	01/15/2024	400	383
Marathon Petroleum Corp							3.15	%,	01/23/2022	102	104
3.50	%,	03/01/2016		77	80		3.95	%,	05/15/2043	200	191
3.63	%,	09/15/2024		400	391		5.10	%,	08/17/2040	263	295
5.13	%,	03/01/2021		77	86		5.25	%,	04/15/2019	23	26
Nabors Industries Inc							Suncor Energy Inc
2.35	%,	09/15/2016		300	307		6.10	%,	06/01/2018	128	146
Nexen Energy ULC							6.50	%,	06/15/2038	428	545
6.40	%,	05/15/2037		157	191		6.85	%,	06/01/2039	5	7
7.50	%,	07/30/2039		15	21		Talisman Energy Inc
Noble Energy Inc							6.25	%,	02/01/2038	248	277
5.25	%,	11/15/2043		350	369		Total Capital International SA
6.00	%,	03/01/2041		102	118		0.75	%,	01/25/2016	300	301
8.25	%,	03/01/2019		400	495		1.00	%,	01/10/2017	200	199
Noble Holding International Ltd							2.75	%,	06/19/2021	400	398
2.50	%,	03/15/2017		128	130		2.88	%,	02/17/2022	128	127
3.45	%,	08/01/2015		25	25		Total Capital SA
6.20	%,	08/01/2040		25	26		3.13	%,	10/02/2015	200	205
Occidental Petroleum Corp							4.25	%,	12/15/2021	51	56
2.70	%,	02/15/2023		300	288		4.45	%,	06/24/2020	500	551
4.13	%,	06/01/2016		77	81		Transocean Inc
Petrobras Global Finance BV							5.05	%,	12/15/2016	200	213
3.00	%,	01/15/2019		700	682		6.00	%,	03/15/2018	154	166
3.25	%,	03/17/2017		250	253		6.38	%,	12/15/2021	77	82
4.38	%,	05/20/2023		950	890		6.80	%,	03/15/2038	100	97
4.88	%,	03/17/2020		250	253		Valero Energy Corp
5.63	%,	05/20/2043		200	177		6.13	%,	02/01/2020	138	160
Petrobras International Finance Co SA							6.63	%,	06/15/2037	234	279
3.88	%,	01/27/2016		377	386		7.50	%,	04/15/2032	15	19
5.38	%,	01/27/2021		205	207		9.38	%,	03/15/2019	128	165
5.75	%,	01/20/2020		738	776						$32,454
5.88	%,	03/01/2018		77	83
6.75	%,	01/27/2041		177	182		Oil & Gas Services - 0.20%
6.88	%,	01/20/2040		25	26		Baker Hughes Inc
7.88	%,	03/15/2019		116	133		5.13	%,	09/15/2040	281	313
Petro-Canada							7.50	%,	11/15/2018	12	15
6.80	%,	05/15/2038		12	16		Cameron International Corp
7.88	%,	06/15/2026		200	270		1.15	%,	12/15/2016	400	400
Petroleos Mexicanos							6.38	%,	07/15/2018	154	177
3.50	%,	07/18/2018		400	415		Halliburton Co
4.88	%,	01/24/2022		385	409		1.00	%,	08/01/2016	300	301
5.50	%,	01/21/2021		208	229		3.25	%,	11/15/2021	651	667
5.50	%,	06/27/2044		350	357		4.50	%,	11/15/2041	51	52
5.75	%,	03/01/2018		141	156		5.90	%,	09/15/2018	350	402
6.38	%,	01/23/2045	(d)	400	452		7.45	%,	09/15/2039	10	14
6.63	%,	06/15/2035		286	332		Weatherford International Ltd/Bermuda
8.00	%,	05/03/2019		31	38		5.13	%,	09/15/2020	51	56
Phillips 66							6.00	%,	03/15/2018	12	13
2.95	%,	05/01/2017		128	133		6.75	%,	09/15/2040	51	60
4.30	%,	04/01/2022		128	136		7.00	%,	03/15/2038	400	473
5.88	%,	05/01/2042		128	152		9.63	%,	03/01/2019	164	210
Pioneer Natural Resources Co											$3,153
3.95	%,	07/15/2022		100	101

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's)	Value(000	's)	BONDS (continued)				Amount (000's)	Value (000's)

Other Asset Backed Securities - 0.01%							Pharmaceuticals (continued)
CenterPoint Energy Restoration Bond Co LLC							Merck & Co Inc (continued)
3.46	%,	08/15/2019		$103	$ 108		2.80	%,	05/18/2023		$200	$194
							3.60	%,	09/15/2042		100	91
							4.15	%,	05/18/2043		200	198
Pharmaceuticals - 1.12%							6.55	%,	09/15/2037		187	248
Abbott Laboratories
5.30	%,	05/27/2040		200	236		Merck Sharp & Dohme Corp
							5.00	%,	06/30/2019		154	173
AbbVie Inc							Mylan Inc/PA
1.20	%,	11/06/2015		300	301
1.75	%,	11/06/2017		300	299		1.35	%,	11/29/2016		250	250
							2.55	%,	03/28/2019		250	249
2.00	%,	11/06/2018		200	197		Novartis Capital Corp
2.90	%,	11/06/2022		200	191
4.40	%,	11/06/2042		200	188		4.40	%,	04/24/2020		77	85
Actavis Funding SCS							4.40	%,	05/06/2044		330	343
1.30%, 06/15/2017 (d)				300	294		Novartis Securities Investment Ltd
4.85	%,	06/15/2044	(d)	500	470		5.13	%,	02/10/2019		564	633
							Pfizer Inc
Actavis Inc							1.10	%,	05/15/2017		500	499
1.88	%,	10/01/2017		200	198
3.25	%,	10/01/2022		150	145		3.00	%,	06/15/2023		500	496
							3.40	%,	05/15/2024		1,000	999
4.63	%,	10/01/2042		100	91		4.65	%,	03/01/2018		51	56
6.13	%,	08/15/2019		12	14
AmerisourceBergen Corp							6.20	%,	03/15/2019		280	327
							7.20	%,	03/15/2039		151	213
3.40	%,	05/15/2024		250	248		Sanofi
AstraZeneca PLC
1.95	%,	09/18/2019		100	99		1.25	%,	04/10/2018		400	394
							2.63	%,	03/29/2016		77	79
4.00	%,	09/18/2042		100	94		Teva Pharmaceutical Finance Co BV
5.90	%,	09/15/2017		77	87
6.45	%,	09/15/2037		144	187		3.65	%,	11/10/2021		400	407
							Teva Pharmaceutical Finance Co LLC
Bristol-Myers Squibb Co							6.15	%,	02/01/2036		51	61
0.88	%,	08/01/2017		100	99
1.75	%,	03/01/2019		1,000	987		Wyeth LLC
							5.50	%,	02/15/2016		77	82
3.25	%,	08/01/2042		100	84		5.95	%,	04/01/2037		91	112
5.88	%,	11/15/2036		5	6		6.50	%,	02/01/2034		144	188
6.80	%,	11/15/2026		25	33		Zoetis Inc
Cardinal Health Inc
1.70	%,	03/15/2018		300	297		1.15	%,	02/01/2016		100	100
3.20	%,	03/15/2023		200	196		3.25	%,	02/01/2023		100	98
4.60	%,	03/15/2043		100	102							$17,996
Eli Lilly & Co							Pipelines - 0.76%
1.95	%,	03/15/2019		1,000	996		ANR Pipeline Co
5.20	%,	03/15/2017		164	180		9.63	%,	11/01/2021		600	847
7.13	%,	06/01/2025		220	290		Boardwalk Pipelines LP
Express Scripts Holding Co							3.38	%,	02/01/2023		200	186
3.13	%,	05/15/2016		128	133		Buckeye Partners LP
3.50	%,	06/15/2024		500	490		2.65	%,	11/15/2018		250	250
3.90	%,	02/15/2022		200	207		DCP Midstream Operating LP
4.75	%,	11/15/2021		77	84		2.70	%,	04/01/2019		300	301
6.13	%,	11/15/2041		77	95		El Paso Pipeline Partners Operating Co LLC
GlaxoSmithKline Capital Inc							4.70	%,	11/01/2042		200	177
5.65	%,	05/15/2018		202	229		Enable Midstream Partners LP
6.38	%,	05/15/2038		332	427		5.00	%,	05/15/2044	(d)	500	502
GlaxoSmithKline Capital PLC							Enbridge Energy Partners LP
1.50	%,	05/08/2017		100	101		5.20	%,	03/15/2020		9	10
2.85	%,	05/08/2022		128	125		9.88	%,	03/01/2019		87	113
Johnson & Johnson							Energy Transfer Partners LP
2.95	%,	09/01/2020		128	133		4.90	%,	02/01/2024		350	366
3.38	%,	12/05/2023		500	522		5.20	%,	02/01/2022		102	109
4.95	%,	05/15/2033		201	236		5.95	%,	10/01/2043		350	375
5.55	%,	08/15/2017		128	144		6.50	%,	02/01/2042		102	116
McKesson Corp							6.70	%,	07/01/2018		23	27
3.25	%,	03/01/2016		500	516		9.00	%,	04/15/2019		6	8
4.75	%,	03/01/2021		250	278		Enterprise Products Operating LLC
Mead Johnson Nutrition Co							1.25	%,	08/13/2015		70	70
4.60	%,	06/01/2044		250	252		3.20	%,	02/01/2016		51	53
Medco Health Solutions Inc							3.35	%,	03/15/2023		300	295
7.13	%,	03/15/2018		169	197		3.90	%,	02/15/2024		250	254
Merck & Co Inc							4.85	%,	08/15/2042		300	308
0.70	%,	05/18/2016		200	200		5.20	%,	09/01/2020		77	86
1.10	%,	01/31/2018		100	99		6.13	%,	10/15/2039		123	148
1.30	%,	05/18/2018		200	197		6.45	%,	09/01/2040		177	220
2.25	%,	01/15/2016		51	52		6.50	%,	01/31/2019		161	189
2.40	%,	09/15/2022		100	95		6.88	%,	03/01/2033		15	19

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's)	Value (000's)		BONDS (continued)				Amount (000's)	Value (000's)

Pipelines (continued)							Regional Authority (continued)
Kinder Morgan Energy Partners LP							Province of Manitoba Canada(continued)
3.50	%,	03/01/2016		$180	$186		3.05	%,	05/14/2024		$500	$504
3.50	%,	03/01/2021		250	251		Province of Nova Scotia Canada
3.50	%,	09/01/2023		200	190		5.13	%,	01/26/2017		41	45
4.15	%,	03/01/2022		300	303		Province of Ontario Canada
5.00	%,	03/01/2043		100	92		1.00	%,	07/22/2016		350	352
5.40	%,	09/01/2044		400	393		2.50	%,	09/10/2021		500	496
6.38	%,	03/01/2041		128	144		3.15	%,	12/15/2017		200	211
6.50	%,	09/01/2039		112	125		3.20	%,	05/16/2024		750	764
6.95	%,	01/15/2038		112	131		4.00	%,	10/07/2019		277	302
7.40	%,	03/15/2031		177	214		4.40	%,	04/14/2020		151	167
9.00	%,	02/01/2019		77	96		4.95	%,	11/28/2016		180	195
Magellan Midstream Partners LP							5.45	%,	04/27/2016		302	325
4.20	%,	12/01/2042		200	187		Province of Quebec Canada
ONEOK Partners LP							2.75	%,	08/25/2021		231	233
5.00	%,	09/15/2023		250	270		3.50	%,	07/29/2020		750	799
6.13	%,	02/01/2041		128	146		5.13	%,	11/14/2016		351	382
8.63	%,	03/01/2019		20	25		7.50	%,	09/15/2029		64	91
Panhandle Eastern Pipe Line Co LP							Province of Saskatchewan Canada
6.20	%,	11/01/2017		81	92		8.50	%,	07/15/2022		6	8
Plains All American Pipeline LP / PAA												$6,282
Finance Corp
2.85	%,	01/31/2023		200	191	REITS	- 0.67%
3.65	%,	06/01/2022		128	130		Alexandria Real Estate Equities Inc
3.95	%,	09/15/2015		51	53		2.75	%,	01/15/2020		750	743
4.30	%,	01/31/2043		200	189		American Tower Corp
4.70	%,	06/15/2044		500	495		4.70	%,	03/15/2022		278	291
5.75	%,	01/15/2020		15	17		7.00	%,	10/15/2017		32	36
Southern Natural Gas Co LLC							ARC Properties Operating Partnership
5.90	%,	04/01/2017(a)	,(d)	12	13		LP/Clark Acquisition LLC
							2.00	%,	02/06/2017	(d)	400	400
Southern Natural Gas Co LLC / Southern
Natural Issuing Corp							AvalonBay Communities Inc
4.40	%,	06/15/2021		51	53		2.95	%,	09/15/2022		100	97
Spectra Energy Capital LLC							4.20	%,	12/15/2023		750	790
8.00	%,	10/01/2019		300	371		BioMed Realty LP
Spectra Energy Partners LP							2.63	%,	05/01/2019		200	199
5.95	%,	09/25/2043		200	235		6.13	%,	04/15/2020		6	7
Sunoco Logistics Partners Operations LP							Boston Properties LP
3.45	%,	01/15/2023		200	194		3.85	%,	02/01/2023		200	204
4.95	%,	01/15/2043		200	195		4.13	%,	05/15/2021		77	82
5.50	%,	02/15/2020		46	52		5.63	%,	11/15/2020		25	29
Tennessee Gas Pipeline Co LLC							5.88	%,	10/15/2019		750	864
7.50	%,	04/01/2017		77	88		Brandywine Operating Partnership LP
Texas Eastern Transmission LP							3.95	%,	02/15/2023		200	200
7.00	%,	07/15/2032		100	131		DDR Corp
TransCanada PipeLines Ltd							4.63	%,	07/15/2022		200	211
3.80	%,	10/01/2020		128	135		Duke Realty LP
5.60	%,	03/31/2034		300	348		3.88	%,	10/15/2022		100	101
6.10	%,	06/01/2040		25	30		EPR Properties
6.35	%,	05/15/2067	(a)	500	516		7.75	%,	07/15/2020		63	76
6.50	%,	08/15/2018		42	49		ERP Operating LP
7.25	%,	08/15/2038		51	69		2.38	%,	07/01/2019		400	397
Williams Cos Inc/The							4.75	%,	07/15/2020		51	56
7.50	%,	01/15/2031		11	13		Federal Realty Investment Trust
7.88	%,	09/01/2021		128	154		2.75	%,	06/01/2023		150	143
Williams Partners LP							HCP Inc
5.25	%,	03/15/2020		180	200		3.75	%,	02/01/2016		51	53
6.30	%,	04/15/2040		343	403		3.88	%,	08/15/2024		500	490
					$12,198		4.20	%,	03/01/2024		250	252
							4.25	%,	11/15/2023		200	206
Real Estate - 0.01%							5.38	%,	02/01/2021		51	57
Regency Centers LP							6.70	%,	01/30/2018		15	17
3.75	%,	06/15/2024		200	200		Health Care REIT Inc
							3.75	%,	03/15/2023		200	198
							6.13	%,	04/15/2020		115	133
Regional Authority - 0.39%							Highwoods Realty LP
Province of British Columbia							3.20	%,	06/15/2021		350	344
2.10	%,	05/18/2016		1,000	1,024
2.65	%,	09/22/2021		77	78		Hospitality Properties Trust
							5.00	%,	08/15/2022		100	105
6.50	%,	01/15/2026		18	24		6.70	%,	01/15/2018		77	86
Province of Manitoba Canada
1.30	%,	04/03/2017		280	282		Host Hotels & Resorts LP
							6.00	%,	10/01/2021		200	228

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

				Principal					Principal
BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

REITS (continued)						Retail (continued)
Kimco Realty Corp						McDonald's Corp (continued)
3.13	%,	06/01/2023		$200	$192	4.88	%,	07/15/2040	$9	$10
3.20	%,	05/01/2021		250	249	5.35	%,	03/01/2018	36	40
Liberty Property LP						6.30	%,	10/15/2037	262	337
3.38	%,	06/15/2023		300	291	Nordstrom Inc
Prologis LP						4.75	%,	05/01/2020	36	40
4.50	%,	08/15/2017		200	214	6.25	%,	01/15/2018	12	14
6.88	%,	03/15/2020		2	2	O'Reilly Automotive Inc
Realty Income Corp						3.85	%,	06/15/2023	300	306
4.65	%,	08/01/2023		250	267	QVC Inc
5.88	%,	03/15/2035		51	59	4.38	%,	03/15/2023	250	249
Simon Property Group LP						Signet UK Finance PLC
2.15	%,	09/15/2017		102	104	4.70	%,	06/15/2024	250	251
2.20	%,	02/01/2019		400	401	Starbucks Corp
4.13	%,	12/01/2021		200	215	0.88	%,	12/05/2016	500	500
5.65	%,	02/01/2020		47	54	Target Corp
6.75	%,	02/01/2040		25	34	4.00	%,	07/01/2042	300	278
10.35%, 04/01/2019				90	120	6.00	%,	01/15/2018	149	170
Tanger Properties LP						6.50	%,	10/15/2037	700	901
3.88	%,	12/01/2023		250	253	Walgreen Co
Ventas Realty LP / Ventas Capital Corp						4.40	%,	09/15/2042	100	93
2.00	%,	02/15/2018		750	750	5.25	%,	01/15/2019	30	33
4.25	%,	03/01/2022		128	133	Wal-Mart Stores Inc
Weyerhaeuser Co						0.60	%,	04/11/2016	200	200
7.38	%,	03/15/2032		300	398	2.55	%,	04/11/2023	950	912
					$10,831	2.80	%,	04/15/2016	51	53
						3.25	%,	10/25/2020	51	53
Retail - 1.04%						3.63	%,	07/08/2020	51	54
AutoNation Inc						4.13	%,	02/01/2019	102	111
6.75	%,	04/15/2018		200	228	4.25	%,	04/15/2021	51	56
AutoZone Inc						4.30	%,	04/22/2044	500	503
4.00	%,	11/15/2020		251	266	5.25	%,	09/01/2035	350	404
Bed Bath & Beyond Inc						5.63	%,	04/01/2040	38	46
5.17	%,	08/01/2044		500	490	5.63	%,	04/15/2041	280	339
Costco Wholesale Corp						5.80	%,	02/15/2018	128	145
0.65	%,	12/07/2015		500	501	6.20	%,	04/15/2038	25	32
1.13	%,	12/15/2017		1,000	991	6.50	%,	08/15/2037	415	550
CVS Health Corp						7.55	%,	02/15/2030	128	182
2.25	%,	08/12/2019		500	495	Yum! Brands Inc
4.13	%,	05/15/2021		500	536	4.25	%,	09/15/2015	500	517
5.75	%,	06/01/2017		15	17	6.25	%,	03/15/2018	7	8
6.13	%,	09/15/2039		79	97	6.88	%,	11/15/2037	7	9
6.25	%,	06/01/2027		100	126					$16,727
Darden Restaurants Inc
6.80	%,	10/15/2037	(a)	27	30	Semiconductors - 0.13%
Dollar General Corp						Intel Corp
1.88	%,	04/15/2018		300	289	1.35	%,	12/15/2017	300	299
Gap Inc/The						3.30	%,	10/01/2021	177	182
5.95	%,	04/12/2021		275	313	4.00	%,	12/15/2032	200	198
Home Depot Inc/The						4.25	%,	12/15/2042	200	195
3.75	%,	02/15/2024		350	365	4.80	%,	10/01/2041	77	80
5.40	%,	03/01/2016		1,164	1,241	Maxim Integrated Products Inc
5.88	%,	12/16/2036		237	292	2.50	%,	11/15/2018	200	201
5.95	%,	04/01/2041		351	437	Texas Instruments Inc
Kohl's Corp						0.88	%,	03/12/2017	200	200
4.00	%,	11/01/2021		177	184	1.65	%,	08/03/2019	200	194
6.00	%,	01/15/2033		300	329	2.75	%,	03/12/2021	400	403
6.25	%,	12/15/2017		200	227	Xilinx Inc
Lowe's Cos Inc						2.13	%,	03/15/2019	175	174
3.80	%,	11/15/2021		102	108					$2,126
4.63	%,	04/15/2020		77	85
5.80	%,	04/15/2040		77	93	Software - 0.33%
6.65	%,	09/15/2037		312	409	Adobe Systems Inc
Macy's Retail Holdings Inc						4.75	%,	02/01/2020	51	56
2.88	%,	02/15/2023		300	286	Fidelity National Information Services Inc
4.30	%,	02/15/2043		200	184	2.00	%,	04/15/2018	300	298
5.90	%,	12/01/2016		225	247	Fiserv Inc
6.65	%,	07/15/2024		25	31	3.50	%,	10/01/2022	100	100
6.90	%,	04/01/2029		125	158	Microsoft Corp
McDonald's Corp						1.63	%,	09/25/2015	300	304
3.50	%,	07/15/2020		151	159	3.00	%,	10/01/2020	600	622
3.70	%,	02/15/2042		128	117	4.20	%,	06/01/2019	115	126

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

			Principal					Principal
BONDS (continued)			Amount (000's)	Value (000's)	BONDS (continued)			Amount (000's)	Value (000's)

Software (continued)					Sovereign (continued)
Microsoft Corp (continued)					Mexico Government International
4.50	%,	10/01/2040	$100	$104	Bond (continued)
5.30	%,	02/08/2041	77	90	8.30	%,	08/15/2031	$238	$350
Oracle Corp					Panama Government International Bond
2.38	%,	01/15/2019	450	456	5.20	%,	01/30/2020	1,154	1,269
2.50	%,	10/15/2022	1,500	1,434	6.70	%,	01/26/2036	224	275
3.88	%,	07/15/2020	77	82	8.88	%,	09/30/2027	77	110
4.30	%,	07/08/2034	1,000	1,007	Peruvian Government International Bond
5.00	%,	07/08/2019	48	54	5.63	%,	11/18/2050	128	145
5.25	%,	01/15/2016	77	82	6.55	%,	03/14/2037	126	159
5.38	%,	07/15/2040	186	211	7.13	%,	03/30/2019	30	36
5.75	%,	04/15/2018	180	204	7.35	%,	07/21/2025	180	234
				$5,230	8.75	%,	11/21/2033	192	292
					Philippine Government International Bond
Sovereign - 1.82%					5.00	%,	01/13/2037	300	332
Brazilian Government International Bond					6.50	%,	01/20/2020	200	236
2.63	%,	01/05/2023	300	270	9.38	%,	01/18/2017	200	236
4.88	%,	01/22/2021	257	273	9.50	%,	02/02/2030	400	624
5.88	%,	01/15/2019	102	115	10.63%, 03/16/2025			400	628
7.13	%,	01/20/2037	210	258	Poland Government International Bond
8.00	%,	01/15/2018	70	77	5.00	%,	03/23/2022	528	580
8.25	%,	01/20/2034	651	874	5.13	%,	04/21/2021	51	57
8.88	%,	10/14/2019	122	155	6.38	%,	07/15/2019	844	992
8.88	%,	04/15/2024	150	204	Republic of Korea
8.88	%,	04/15/2024	200	272	3.88	%,	09/11/2023	250	267
12.25	%,	03/06/2030	341	627	South Africa Government International Bond
11.00%, 08/17/2040			12	13	4.67	%,	01/17/2024	200	201
Canada Government International Bond					5.88	%,	05/30/2022	200	221
0.88	%,	02/14/2017	255	255	6.88	%,	05/27/2019	500	568
Chile Government International Bond					Svensk Exportkredit AB
3.25	%,	09/14/2021	180	184	1.75	%,	05/30/2017	200	203
Colombia Government International Bond					1.88	%,	06/17/2019	500	499
4.38	%,	07/12/2021	100	106	5.13	%,	03/01/2017	218	239
5.63	%,	02/26/2044	500	550	Tennessee Valley Authority
6.13	%,	01/18/2041	200	234	3.50	%,	12/15/2042	400	373
8.13	%,	05/21/2024	201	266	4.50	%,	04/01/2018	51	56
11.75%, 02/25/2020			180	256	5.25	%,	09/15/2039	51	62
10.38%, 01/28/2033			100	155	5.38	%,	04/01/2056	154	189
Export Development Canada					6.75	%,	11/01/2025	102	137
0.63	%,	12/15/2016	500	498	Turkey Government International Bond
1.75	%,	08/19/2019	400	397	3.25	%,	03/23/2023	700	630
Export-Import Bank of Korea					4.88	%,	04/16/2043	900	812
3.25	%,	08/12/2026	500	489	5.75	%,	03/22/2024	250	265
4.00	%,	01/11/2017	300	316	6.63	%,	02/17/2045	200	224
4.00	%,	01/14/2024	250	261	6.75	%,	04/03/2018	500	554
5.00	%,	04/11/2022	200	223	7.00	%,	09/26/2016	200	219
Israel Government AID Bond					7.50	%,	11/07/2019	300	345
5.50	%,	09/18/2023	25	30	8.00	%,	02/14/2034	400	513
5.50	%,	04/26/2024	25	30	Uruguay Government International Bond
5.50	%,	09/18/2033	12	15	4.13	%,	11/20/2045	100	84
Israel Government International Bond					8.00	%,	11/18/2022	265	344
5.13	%,	03/26/2019	147	166					$29,176
Italy Government International Bond
5.25	%,	09/20/2016	333	359	Supranational Bank - 1.54%
5.38	%,	06/12/2017	750	824	African Development Bank
5.38	%,	06/15/2033	64	77	0.75	%,	10/18/2016	330	330
6.88	%,	09/27/2023	212	271	0.88	%,	03/15/2018	800	785
Japan Bank for International					1.25	%,	09/02/2016	257	260
Cooperation/Japan					Asian Development Bank
1.13	%,	07/19/2017	100	100	0.75	%,	01/11/2017	500	499
1.75	%,	07/31/2018	650	652	1.13	%,	03/15/2017	428	430
2.50	%,	01/21/2016	300	308	1.75	%,	09/11/2018	500	503
3.00	%,	05/29/2024	1,000	1,017	2.50	%,	03/15/2016	305	314
Mexico Government International Bond					5.82	%,	06/16/2028	15	19
3.50	%,	01/21/2021	500	507	6.38	%,	10/01/2028	51	66
3.63	%,	03/15/2022	300	305	Corp Andina de Fomento
4.75	%,	03/08/2044	506	502	3.75	%,	01/15/2016	3	3
5.13	%,	01/15/2020	600	666	4.38	%,	06/15/2022	22	23
5.55	%,	01/21/2045	300	333	Council Of Europe Development Bank
5.63	%,	01/15/2017	318	347	1.13	%,	05/31/2018	1,000	986
5.95	%,	03/19/2019	1,078	1,231	1.50	%,	02/22/2017	128	130
6.05	%,	01/11/2040	464	548

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

			Principal						Principal
BONDS (continued)			Amount (000's)	Value (000's)	BONDS (continued)				Amount (000's)	Value (000's)

Supranational Bank (continued)					Telecommunications (continued)
European Bank for Reconstruction &					AT&T Inc		(continued)
Development					4.35	%,	06/15/2045		$950	$873
1.00	%,	02/16/2017	$357	$358	5.50	%,	02/01/2018		702	785
1.63	%,	04/10/2018	250	250	6.50	%,	09/01/2037		521	633
1.63	%,	11/15/2018	300	300	British Telecommunications PLC
1.75	%,	06/14/2019	500	498	5.95	%,	01/15/2018		669	755
2.50	%,	03/15/2016	77	79	9.62	%,	12/15/2030	(a)	77	121
European Investment Bank					Cellco Partnership / Verizon Wireless Capital
1.00	%,	08/17/2017	500	498	LLC
1.00	%,	03/15/2018	750	740	8.50	%,	11/15/2018		155	193
1.13	%,	09/15/2017	1,400	1,398	Cisco Systems Inc
1.63	%,	09/01/2015	257	260	4.45	%,	01/15/2020		102	112
1.75	%,	03/15/2017	528	538	4.95	%,	02/15/2019		855	957
1.75	%,	06/17/2019	750	746	5.50	%,	02/22/2016		180	192
1.88	%,	03/15/2019	500	502	5.90	%,	02/15/2039		180	217
2.25	%,	03/15/2016	450	461	Corning Inc
2.50	%,	05/16/2016	102	105	4.75	%,	03/15/2042		102	108
2.50	%,	04/15/2021	1,000	1,014	Deutsche Telekom International Finance BV
3.25	%,	01/29/2024	1,000	1,049	5.75	%,	03/23/2016		577	616
4.88	%,	02/16/2016	1,007	1,068	6.00	%,	07/08/2019		300	347
4.88	%,	01/17/2017	400	436	8.75	%,	06/15/2030	(a)	141	205
4.88	%,	02/15/2036	25	31	Embarq Corp
5.13	%,	09/13/2016	154	167	7.08	%,	06/01/2016		202	220
5.13	%,	05/30/2017	102	113	Harris Corp
FMS Wertmanagement AoeR					4.40	%,	12/15/2020		51	54
0.63	%,	04/18/2016	300	300	Juniper Networks Inc
1.13	%,	10/14/2016	400	403	3.10	%,	03/15/2016		77	79
Inter-American Development Bank					Motorola Solutions Inc
0.88	%,	11/15/2016	350	351	4.00	%,	09/01/2024		500	488
1.13	%,	03/15/2017	257	259	Orange SA
1.75	%,	08/24/2018	500	503	4.13	%,	09/14/2021		128	135
1.75	%,	10/15/2019	500	498	5.38	%,	01/13/2042		102	111
2.13	%,	11/09/2020	250	250	9.00	%,	03/01/2031	(a)	315	464
3.00	%,	02/21/2024	250	259	Pacific Bell Telephone Co
3.88	%,	09/17/2019	77	85	7.13	%,	03/15/2026		377	480
3.88	%,	02/14/2020	77	84	Qwest Corp
4.25	%,	09/14/2015	428	445	6.75	%,	12/01/2021		200	229
International Bank for Reconstruction &					7.25	%,	10/15/2035		200	206
Development					Rogers Communications Inc
0.50	%,	05/16/2016	500	499	3.00	%,	03/15/2023		400	381
0.88	%,	04/17/2017	400	400	5.00	%,	03/15/2044		500	510
1.00	%,	09/15/2016	257	259	6.80	%,	08/15/2018		108	126
1.38	%,	04/10/2018	500	501	Telefonica Emisiones SAU
1.88	%,	03/15/2019	500	505	3.19	%,	04/27/2018		1,500	1,547
2.13	%,	03/15/2016	800	818	3.99	%,	02/16/2016		200	208
2.13	%,	11/01/2020	750	751	5.13	%,	04/27/2020		168	185
2.25	%,	06/24/2021	500	497	7.05	%,	06/20/2036		295	374
7.63	%,	01/19/2023	12	17	Verizon Communications Inc
International Finance Corp					0.70	%,	11/02/2015		150	150
0.63	%,	11/15/2016	250	249	1.10	%,	11/01/2017		100	99
0.88	%,	06/15/2018	300	293	2.00	%,	11/01/2016		500	508
1.13	%,	11/23/2016	328	330	2.45	%,	11/01/2022		100	93
1.25	%,	07/16/2018	500	495	2.63	%,	02/21/2020	(d)	1,189	1,174
2.25	%,	04/11/2016	300	308	3.00	%,	04/01/2016		257	265
Nordic Investment Bank					4.50	%,	09/15/2020		400	433
5.00	%,	02/01/2017	354	387	4.60	%,	04/01/2021		77	84
				$24,705	5.15	%,	09/15/2023		1,100	1,218
					6.25	%,	04/01/2037		261	316
Telecommunications - 1.63%					6.35	%,	04/01/2019		482	560
America Movil SAB de CV					6.40	%,	09/15/2033		900	1,096
2.38	%,	09/08/2016	357	365	6.55	%,	09/15/2043		1,960	2,449
3.13	%,	07/16/2022	100	97	6.90	%,	04/15/2038		256	330
5.63	%,	11/15/2017	1,015	1,131	7.75	%,	12/01/2030		146	200
6.13	%,	03/30/2040	102	119	8.75	%,	11/01/2018		145	181
6.38	%,	03/01/2035	200	241	Vodafone Group PLC
AT&T Inc					2.95	%,	02/19/2023		200	188
1.60	%,	02/15/2017	128	129	5.45	%,	06/10/2019		180	203
1.70	%,	06/01/2017	1,000	1,008	5.63	%,	02/27/2017		448	491
2.63	%,	12/01/2022	600	567	6.15	%,	02/27/2037		201	231
3.00	%,	02/15/2022	100	99						$26,201
3.88	%,	08/15/2021	77	81
4.30	%,	12/15/2042	201	184

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

				Principal					Principal
	BONDS (continued)			Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)			Amount (000's)	Value (000's)

	Toys, Games & Hobbies - 0.03%					California (continued)
	Hasbro Inc					Los Angeles Department of Water & Power
	3.15	%,	05/15/2021	$250	$250	6.01	%,	07/01/2039	$55	$68
	6.35	%,	03/15/2040	25	30	6.57	%,	07/01/2045	150	206
	Mattel Inc					Los Angeles Unified School District/CA
	2.35	%,	05/06/2019	250	249	5.75	%,	07/01/2034	80	97
					$529	5.76	%,	07/01/2029	50	60
						6.76	%,	07/01/2034	130	173
	Transportation - 0.47%					Regents of the University of California Medical
	Burlington Northern Santa Fe LLC					Center Pooled Revenue
	4.70	%,	10/01/2019	783	871	6.55	%,	05/15/2048	250	322
	5.15	%,	09/01/2043	350	384	Sacramento Municipal Utility District
	5.65	%,	05/01/2017	54	60	6.16	%,	05/15/2036	120	148
	6.20	%,	08/15/2036	500	628	San Diego County Water Authority
	7.95	%,	08/15/2030	77	107	6.14	%,	05/01/2049	110	142
	Canadian National Railway Co					Santa Clara Valley Transportation Authority
	1.45	%,	12/15/2016	51	52	5.88	%,	04/01/2032	25	30
	2.25	%,	11/15/2022	200	190	State of California
	3.50	%,	11/15/2042	200	181	6.65	%,	03/01/2022	775	954
	5.55	%,	03/01/2019	15	17	7.30	%,	10/01/2039	75	105
	Canadian Pacific Railway Co					7.60	%,	11/01/2040	180	266
	4.45	%,	03/15/2023	128	139	7.63	%,	03/01/2040	280	407
	CSX Corp					University of California
	3.70	%,	11/01/2023	500	515	1.80	%,	07/01/2019	300	296
	4.75	%,	05/30/2042	277	290	5.77	%,	05/15/2043	200	243
	6.25	%,	03/15/2018	82	94					$4,731
	FedEx Corp
	2.63	%,	08/01/2022	100	97	Connecticut - 0.00%
	3.88	%,	08/01/2042	100	90	State of Connecticut
	Norfolk Southern Corp					5.85	%,	03/15/2032	25	30
	3.25	%,	12/01/2021	251	256
	4.80	%,	08/15/2043	350	375
	4.84	%,	10/01/2041	100	107	District of Columbia - 0.05%
	7.25	%,	02/15/2031	130	177	District of Columbia Water & Sewer
	Ryder System Inc					Authority
	2.35	%,	02/26/2019	200	200	4.81	%,	10/01/2114	750	771
	2.45	%,	09/03/2019	350	348
	Union Pacific Corp					Florida - 0.01%
	4.15	%,	01/15/2045	350	343	State Board of Administration Finance Corp
	4.16	%,	07/15/2022	241	262	2.11	%,	07/01/2018	200	202
	4.75	%,	09/15/2041	77	83
	United Parcel Service Inc
	1.13	%,	10/01/2017	400	397	Georgia - 0.03%
	3.13	%,	01/15/2021	1,128	1,168	Municipal Electric Authority of Georgia
						6.64	%,	04/01/2057	151	189
	4.88	%,	11/15/2040	25	28	7.06	%,	04/01/2057	200	226
	6.20	%,	01/15/2038	23	30	State of Georgia
					$7,489	4.50	%,	11/01/2025	175	192
	Trucking & Leasing - 0.01%									$607
	GATX Corp
	4.75	%,	06/15/2022	200	216	Illinois - 0.14%
						Chicago Transit Authority
						6.20	%,	12/01/2040	70	80
Water	- 0.00%					6.90	%,	12/01/2040	200	244
	American Water Capital Corp					City of Chicago IL
	6.59	%,	10/15/2037	5	7	6.31	%,	01/01/2044	250	256
						City of Chicago IL Waterworks Revenue
	TOTAL BONDS				$550,386	6.74	%,	11/01/2040	145	182
				Principal		County of Cook IL
	MUNICIPAL BONDS - 0.91%			Amount (000's)	Value (000's)	6.23	%,	11/15/2034	102	114
						State of Illinois
	California - 0.31%					4.95	%,	06/01/2023	30	31
	Bay Area Toll Authority					4.96	%,	03/01/2016	75	79
	6.26	%,	04/01/2049	$300	$402	5.10	%,	06/01/2033	735	713
	6.92	%,	04/01/2040	270	364	5.37	%,	03/01/2017	100	108
	City of Los Angeles Department of Airports					5.88	%,	03/01/2019	345	383
	6.58	%,	05/15/2039	100	124	7.35	%,	07/01/2035	70	80
	City of San Francisco CA Public Utilities									$2,270
	Commission Water Revenue
	6.00	%,	11/01/2040	200	249	Kansas - 0.01%
	East Bay Municipal Utility District Water					State of Kansas Department of Transportation
	System Revenue					4.60	%,	09/01/2035	115	125
	5.87	%,	06/01/2040	60	75

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

					Principal							Principal
	MUNICIPAL BONDS (continued)				Amount (000's)	Value (000's)		MUNICIPAL BONDS (continued)				Amount (000's) Value (000's)

	Nevada - 0.00%							Texas (continued)
	County of Clark Department of Aviation							State of Texas
	6.82	%,	07/01/2045		$25	$34		4.68	%,	04/01/2040		$100	$111
	6.88	%,	07/01/2042		70	79		5.52	%,	04/01/2039		405	502
						$113		Texas Transportation Commission State
								Highway Fund
	New Jersey - 0.06%							5.18	%,	04/01/2030		125	146
	New Jersey Economic Development												$1,843
	Authority		(credit support from AGM)
	0.00	%,	02/15/2023(c)	,(e)	51	37	Utah	- 0.02%
	New Jersey Economic Development							State of Utah
	Authority (credit support from NATL-RE)							3.54	%,	07/01/2025		300	311
	7.43	%,	02/15/2029	(e)	200	256
	New Jersey State Turnpike Authority
	7.10	%,	01/01/2041		147	204		Washington - 0.00%
								State of Washington
	New Jersey Transportation Trust Fund							5.09	%,	08/01/2033		20	23
	Authority
	5.75	%,	12/15/2028		190	216
	6.56	%,	12/15/2040		110	142		Wisconsin - 0.00%
	Rutgers The State University of New							State of Wisconsin (credit support from AGM)
	Jersey (credit support from GO OF UNIV)							5.70	%,	05/01/2026	(e)	50	58
	5.67	%,	05/01/2040	(e)	130	157
						$1,012		TOTAL MUNICIPAL BONDS					$14,688
								U.S. GOVERNMENT & GOVERNMENT				Principal
	New York - 0.14%							AGENCY OBLIGATIONS - 63.50%				Amount (000's) Value (000's)
	City of New York NY
	5.52	%,	10/01/2037		25	29		Federal Home Loan Mortgage Corporation (FHLMC) -
	5.85	%,	06/01/2040		300	366		7.56%
								2.00	%,	10/01/2029	(f)	$1,300	$1,272
	Metropolitan Transportation Authority							2.24	%,	07/01/2043	(a)	267	270
	6.55	%,	11/15/2031		180	229		2.45	%,	10/01/2043	(a)	718	730
	6.65	%,	11/15/2039		100	133
	6.81	%,	11/15/2040		135	183		2.50	%,	08/01/2027		222	224
	New York City Transitional Finance Authority							2.50	%,	08/01/2027		209	211
	Future Tax Secured Revenue							2.50	%,	10/01/2027		403	407
	5.51	%,	08/01/2037		250	298		2.50	%,	03/01/2028		860	870
	New York City Water & Sewer System							2.50	%,	04/01/2028		180	182
	5.72	%,	06/15/2042		270	336		2.50	%,	04/01/2028		62	62
	5.95	%,	06/15/2042		125	159		2.50	%,	06/01/2028		1,090	1,103
	New York State Dormitory Authority							2.50	%,	06/01/2028		191	193
	5.60	%,	03/15/2040		100	120		2.50	%,	06/01/2028		456	462
	Port Authority of New York & New Jersey							2.50	%,	06/01/2028		202	204
	4.46	%,	10/01/2062		100	100		2.50	%,	07/01/2028		728	737
	4.96	%,	08/01/2046		300	329		2.50	%,	10/01/2028		367	371
	Port Authority of New York & New							2.50	%,	10/01/2028		376	380
								2.50	%,	10/01/2029	(f)	3,100	3,119
	Jersey (credit support from GO OF AUTH)
	6.04	%,	12/01/2029	(e)	50	62		2.50	%,	02/01/2043		286	270
								2.69	%,	01/01/2042	(a)	59	62
						$2,344		3.00	%,	01/01/2027		458	472
Ohio	- 0.02%							3.00	%,	02/01/2027		166	171
	American Municipal Power Inc							3.00	%,	02/01/2027		399	411
	7.50	%,	02/15/2050		75	106		3.00	%,	03/01/2027		351	361
	Ohio State University/The							3.00	%,	06/01/2027		264	272
	4.91	%,	06/01/2040		125	142		3.00	%,	10/01/2028		1,000	1,030
						$248		3.00	%,	07/01/2029		691	711
								3.00	%,	07/01/2029		1,186	1,221
Texas	- 0.12%							3.00	%,	08/01/2029		199	205
	City of Houston TX Combined Utility System							3.00	%,	10/01/2029	(f)	1,700	1,748
	Revenue							3.00	%,	02/01/2032		186	189
	3.83	%,	05/15/2028		250	259		3.00	%,	04/01/2033		455	464
	City Public Service Board of San Antonio TX							3.00	%,	04/01/2033		452	460
	5.81	%,	02/01/2041		135	169		3.00	%,	06/01/2033		278	282
	Dallas Area Rapid Transit							3.00	%,	09/01/2033		378	384
	5.02	%,	12/01/2048		50	57		3.00	%,	09/01/2033		378	384
	Dallas Convention Center Hotel Development							3.00	%,	01/01/2043		629	622
	Corp							3.00	%,	04/01/2043		535	529
	7.09	%,	01/01/2042		70	88		3.00	%,	05/01/2043		559	553
	Dallas County Hospital District							3.00	%,	06/01/2043		970	959
	5.62	%,	08/15/2044		83	101		3.00	%,	06/01/2043		291	288
	Dallas Independent School District (credit							3.00	%,	07/01/2043		1,663	1,645
	support from PSF-GTD)							3.00	%,	07/01/2043		97	96
	6.45	%,	02/15/2035	(e)	50	59
								3.00	%,	07/01/2043		854	845
	Grand Parkway Transportation Corp							3.00	%,	08/01/2043		398	393
	5.18	%,	10/01/2042		300	351		3.00	%,	08/01/2043		381	376

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT				Principal			U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)							Federal Home Loan Mortgage Corporation (FHLMC)
(continued)							(continued)
3.00	%,	08/01/2043		$394	$ 390		3.50	%,	08/01/2044		$100	$102
3.00	%,	08/01/2043		194	192		3.50	%,	09/01/2044		1,000	1,022
3.00	%,	08/01/2043		48	47		3.50	%,	10/01/2044	(f)	6,400	6,532
3.00	%,	08/01/2043		2,766	2,735		4.00	%,	05/01/2018		16	17
3.00	%,	08/01/2043		529	523		4.00	%,	05/01/2018		152	161
3.00	%,	09/01/2043		990	979		4.00	%,	04/01/2019		27	29
3.00	%,	09/01/2043		597	590		4.00	%,	05/01/2024		82	88
3.00	%,	09/01/2043		479	474		4.00	%,	05/01/2024		151	160
3.00	%,	10/01/2043		611	604		4.00	%,	12/01/2024		18	20
3.00	%,	10/01/2043		251	248		4.00	%,	01/01/2025		47	50
3.00	%,	10/01/2044	(f)	3,500	3,455		4.00	%,	02/01/2025		31	33
3.50	%,	04/01/2021		100	105		4.00	%,	03/01/2025		37	40
3.50	%,	10/01/2023		223	234		4.00	%,	03/01/2025		27	29
3.50	%,	10/01/2025		31	32		4.00	%,	04/01/2025		41	44
3.50	%,	10/01/2025		20	22		4.00	%,	06/01/2025		407	433
3.50	%,	11/01/2025		23	25		4.00	%,	06/01/2025		31	33
3.50	%,	11/01/2025		50	53		4.00	%,	06/01/2025		35	37
3.50	%,	11/01/2025		68	72		4.00	%,	06/01/2025		75	79
3.50	%,	11/01/2025		9	9		4.00	%,	07/01/2025		584	624
3.50	%,	11/01/2025		14	15		4.00	%,	07/01/2025		14	15
3.50	%,	12/01/2025		59	62		4.00	%,	08/01/2025		39	42
3.50	%,	12/01/2025		18	19		4.00	%,	08/01/2025		27	28
3.50	%,	01/01/2026		38	40		4.00	%,	09/01/2025		8	8
3.50	%,	01/01/2026		878	923		4.00	%,	10/01/2025		94	101
3.50	%,	02/01/2026		32	34		4.00	%,	02/01/2026		42	44
3.50	%,	04/01/2026		83	87		4.00	%,	05/01/2026		114	122
3.50	%,	05/01/2026		98	103		4.00	%,	07/01/2026		72	77
3.50	%,	06/01/2026		20	21		4.00	%,	10/01/2029	(f)	100	106
3.50	%,	06/01/2026		13	14		4.00	%,	12/01/2030		103	110
3.50	%,	07/01/2026		63	67		4.00	%,	08/01/2031		117	125
3.50	%,	07/01/2026		12	13		4.00	%,	10/01/2031		155	166
3.50	%,	07/01/2026		83	87		4.00	%,	11/01/2031		47	51
3.50	%,	08/01/2026		51	53		4.00	%,	12/01/2031		76	81
3.50	%,	09/01/2026		65	68		4.00	%,	11/01/2033		186	198
3.50	%,	10/01/2026		41	43		4.00	%,	01/01/2034		288	306
3.50	%,	10/01/2026	(f)	200	210		4.00	%,	06/01/2039		8	9
3.50	%,	01/01/2027		88	93		4.00	%,	07/01/2039		61	65
3.50	%,	01/01/2029		555	583		4.00	%,	09/01/2039		36	38
3.50	%,	07/01/2029		199	209		4.00	%,	12/01/2039		32	34
3.50	%,	08/01/2029		105	110		4.00	%,	12/01/2039		53	56
3.50	%,	01/01/2032		276	288		4.00	%,	01/01/2040		51	54
3.50	%,	02/01/2032		173	180		4.00	%,	03/01/2040		27	28
3.50	%,	03/01/2032		209	218		4.00	%,	09/01/2040		68	72
3.50	%,	04/01/2032		192	200		4.00	%,	10/01/2040	(f)	13,500	14,213
3.50	%,	08/01/2032		160	167		4.00	%,	10/01/2040		67	71
3.50	%,	01/01/2034		190	197		4.00	%,	10/01/2040		143	150
3.50	%,	02/01/2041		74	75		4.00	%,	12/01/2040		95	100
3.50	%,	10/01/2041		76	78		4.00	%,	12/01/2040		61	64
3.50	%,	11/01/2041		72	74		4.00	%,	12/01/2040		160	169
3.50	%,	01/01/2042		159	163		4.00	%,	12/01/2040		90	95
3.50	%,	02/01/2042		897	917		4.00	%,	12/01/2040		78	82
3.50	%,	02/01/2042		74	76		4.00	%,	02/01/2041		645	680
3.50	%,	03/01/2042		22	22		4.00	%,	02/01/2041		176	185
3.50	%,	03/01/2042		81	83		4.00	%,	02/01/2041		141	149
3.50	%,	04/01/2042		199	203		4.00	%,	04/01/2041		71	74
3.50	%,	04/01/2042		209	214		4.00	%,	07/01/2041		58	61
3.50	%,	04/01/2042		194	199		4.00	%,	08/01/2041		154	163
3.50	%,	04/01/2042		219	224		4.00	%,	08/01/2041		55	58
3.50	%,	04/01/2042		51	52		4.00	%,	10/01/2041		85	89
3.50	%,	06/01/2042		152	156		4.00	%,	10/01/2041		75	79
3.50	%,	06/01/2042		562	574		4.00	%,	10/01/2041		181	190
3.50	%,	06/01/2042		152	156		4.00	%,	10/01/2041		187	197
3.50	%,	07/01/2042		943	964		4.00	%,	10/01/2041		22	23
3.50	%,	07/01/2042		784	802		4.00	%,	11/01/2041		112	118
3.50	%,	08/01/2042		196	200		4.00	%,	11/01/2041		179	189
3.50	%,	08/01/2042		952	973		4.00	%,	11/01/2041		311	328
3.50	%,	08/01/2042		390	399		4.00	%,	03/01/2042		183	193
3.50	%,	02/01/2043		951	972		4.00	%,	06/01/2042		352	371
3.50	%,	08/01/2043		74	76		4.00	%,	01/01/2044		495	521
3.50	%,	02/01/2044		969	991		4.00	%,	02/01/2044		860	908
3.50	%,	06/01/2044		2,009	2,053		4.00	%,	02/01/2044		570	601

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)						Federal Home Loan Mortgage Corporation (FHLMC)
(continued)						(continued)
4.00	%,	02/01/2044	$381	$ 402		4.50	%,	07/01/2041		$107	$116
4.50	%,	01/01/2015	5	5		4.50	%,	08/01/2041		80	86
4.50	%,	05/01/2018	61	65		4.50	%,	09/01/2041		830	896
4.50	%,	08/01/2018	126	133		4.50	%,	10/01/2041		146	157
4.50	%,	11/01/2018	28	30		4.50	%,	10/01/2041	(f)	4,100	4,422
4.50	%,	04/01/2019	25	26		4.50	%,	03/01/2042		165	178
4.50	%,	04/01/2023	19	21		4.50	%,	09/01/2043		605	654
4.50	%,	01/01/2024	26	28		4.50	%,	01/01/2044		295	319
4.50	%,	01/01/2024	11	12		4.87	%,	06/01/2038	(a)	11	11
4.50	%,	04/01/2024	245	262		5.00	%,	05/01/2018		9	9
4.50	%,	07/01/2024	24	26		5.00	%,	08/01/2018		17	18
4.50	%,	09/01/2024	39	42		5.00	%,	10/01/2018		33	35
4.50	%,	09/01/2024	34	36		5.00	%,	04/01/2019		12	13
4.50	%,	11/01/2024	245	265		5.00	%,	12/01/2019		35	37
4.50	%,	04/01/2025	37	39		5.00	%,	12/01/2021		85	90
4.50	%,	05/01/2025	28	29		5.00	%,	02/01/2022		13	14
4.50	%,	07/01/2025	46	50		5.00	%,	09/01/2022		17	18
4.50	%,	09/01/2026	396	422		5.00	%,	06/01/2023		11	12
4.50	%,	02/01/2030	40	43		5.00	%,	06/01/2023		290	316
4.50	%,	08/01/2030	30	33		5.00	%,	12/01/2023		131	143
4.50	%,	05/01/2031	37	40		5.00	%,	04/01/2024		98	108
4.50	%,	06/01/2031	248	269		5.00	%,	07/01/2024		16	17
4.50	%,	05/01/2034	2	2		5.00	%,	06/01/2025		19	20
4.50	%,	08/01/2035	131	141		5.00	%,	06/01/2026		126	136
4.50	%,	08/01/2035	290	314		5.00	%,	08/01/2026		161	177
4.50	%,	08/01/2036	36	39		5.00	%,	12/01/2027		84	93
4.50	%,	02/01/2039	99	107		5.00	%,	02/01/2030		18	20
4.50	%,	02/01/2039	3	4		5.00	%,	03/01/2030		13	14
4.50	%,	03/01/2039	63	69		5.00	%,	08/01/2033		94	104
4.50	%,	04/01/2039	156	168		5.00	%,	08/01/2033		15	16
4.50	%,	05/01/2039	473	510		5.00	%,	09/01/2033		16	17
4.50	%,	06/01/2039	85	91		5.00	%,	09/01/2033		33	37
4.50	%,	09/01/2039	625	675		5.00	%,	03/01/2034		21	23
4.50	%,	10/01/2039	130	142		5.00	%,	04/01/2034		42	47
4.50	%,	10/01/2039	265	286		5.00	%,	05/01/2034		64	71
4.50	%,	11/01/2039	84	90		5.00	%,	05/01/2035		80	88
4.50	%,	11/01/2039	107	116		5.00	%,	06/01/2035		386	427
4.50	%,	11/01/2039	124	134		5.00	%,	08/01/2035		11	12
4.50	%,	12/01/2039	58	62		5.00	%,	08/01/2035		25	28
4.50	%,	12/01/2039	169	185		5.00	%,	09/01/2035		75	83
4.50	%,	02/01/2040	134	146		5.00	%,	09/01/2035		31	34
4.50	%,	02/01/2040	105	113		5.00	%,	10/01/2035		32	36
4.50	%,	02/01/2040	126	137		5.00	%,	11/01/2035		126	139
4.50	%,	02/01/2040	22	24		5.00	%,	12/01/2035		75	82
4.50	%,	04/01/2040	119	129		5.00	%,	12/01/2035		115	127
4.50	%,	05/01/2040	40	44		5.00	%,	04/01/2036		4	5
4.50	%,	05/01/2040	123	134		5.00	%,	06/01/2036		13	14
4.50	%,	07/01/2040	90	98		5.00	%,	08/01/2036		58	64
4.50	%,	07/01/2040	96	105		5.00	%,	01/01/2037		135	149
4.50	%,	08/01/2040	58	63		5.00	%,	05/01/2037		11	12
4.50	%,	08/01/2040	167	182		5.00	%,	01/01/2038		658	724
4.50	%,	08/01/2040	47	50		5.00	%,	02/01/2038		317	349
4.50	%,	08/01/2040	45	48		5.00	%,	02/01/2038		32	35
4.50	%,	08/01/2040	86	93		5.00	%,	03/01/2038		4	5
4.50	%,	09/01/2040	41	44		5.00	%,	06/01/2038		14	16
4.50	%,	09/01/2040	25	27		5.00	%,	09/01/2038		4	5
4.50	%,	10/01/2040	477	515		5.00	%,	09/01/2038		24	27
4.50	%,	02/01/2041	83	90		5.00	%,	11/01/2038		818	900
4.50	%,	03/01/2041	754	813		5.00	%,	12/01/2038		702	773
4.50	%,	03/01/2041	111	119		5.00	%,	01/01/2039		13	14
4.50	%,	03/01/2041	609	658		5.00	%,	01/01/2039		68	75
4.50	%,	04/01/2041	155	167		5.00	%,	02/01/2039		39	43
4.50	%,	04/01/2041	73	79		5.00	%,	03/01/2039		59	66
4.50	%,	05/01/2041	171	185		5.00	%,	06/01/2039		15	17
4.50	%,	05/01/2041	200	216		5.00	%,	07/01/2039		68	75
4.50	%,	05/01/2041	57	61		5.00	%,	09/01/2039		124	138
4.50	%,	06/01/2041	104	112		5.00	%,	09/01/2039		1,083	1,191
4.50	%,	06/01/2041	84	91		5.00	%,	10/01/2039		73	82
4.50	%,	06/01/2041	63	68		5.00	%,	01/01/2040		149	166
4.50	%,	06/01/2041	67	72		5.00	%,	03/01/2040		26	29
4.50	%,	07/01/2041	103	111		5.00	%,	07/01/2040		91	101

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT				Principal			U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)							Federal Home Loan Mortgage Corporation (FHLMC)
(continued)							(continued)
5.00	%,	07/01/2040		$94	$ 104		5.50	%,	04/01/2039		$52	$58
5.00	%,	08/01/2040		76	86		5.50	%,	09/01/2039		81	90
5.00	%,	08/01/2040		258	285		5.50	%,	12/01/2039		70	78
5.00	%,	09/01/2040		268	296		5.50	%,	01/01/2040		64	71
5.00	%,	02/01/2041		1,394	1,542		5.50	%,	03/01/2040		10	11
5.00	%,	04/01/2041		75	84		5.50	%,	06/01/2040		81	90
5.00	%,	05/01/2041		17	19		5.50	%,	06/01/2041		897	999
5.00	%,	07/01/2041		100	110		6.00	%,	05/01/2021		2	2
5.00	%,	09/01/2041		121	134		6.00	%,	11/01/2022		11	13
5.00	%,	10/01/2041		130	144		6.00	%,	02/01/2027		30	34
5.00	%,	10/01/2041	(f)	500	551		6.00	%,	07/01/2029		2	2
5.50	%,	10/01/2016		7	7		6.00	%,	07/01/2029		5	6
5.50	%,	02/01/2017		9	10		6.00	%,	02/01/2031		4	5
5.50	%,	01/01/2018		19	20		6.00	%,	12/01/2031		4	5
5.50	%,	01/01/2018		4	4		6.00	%,	01/01/2032		44	50
5.50	%,	01/01/2022		14	16		6.00	%,	11/01/2033		75	86
5.50	%,	04/01/2023		46	50		6.00	%,	06/01/2034		67	77
5.50	%,	01/01/2028		224	250		6.00	%,	08/01/2034		8	9
5.50	%,	12/01/2032		61	69		6.00	%,	05/01/2036		41	47
5.50	%,	03/01/2033		7	7		6.00	%,	06/01/2036		64	73
5.50	%,	12/01/2033		3	4		6.00	%,	11/01/2036		69	77
5.50	%,	01/01/2034		129	145		6.00	%,	12/01/2036		363	411
5.50	%,	01/01/2034		23	25		6.00	%,	02/01/2037		6	6
5.50	%,	02/01/2034		300	334		6.00	%,	03/01/2037		5	6
5.50	%,	03/01/2034		55	62		6.00	%,	05/01/2037		4	5
5.50	%,	10/01/2034		5	5		6.00	%,	10/01/2037		33	37
5.50	%,	10/01/2034		24	27		6.00	%,	11/01/2037		36	41
5.50	%,	02/01/2035		46	52		6.00	%,	12/01/2037		7	8
5.50	%,	03/01/2035		32	35		6.00	%,	12/01/2037		168	189
5.50	%,	05/01/2035		43	48		6.00	%,	01/01/2038		114	128
5.50	%,	11/01/2035		53	59		6.00	%,	01/01/2038		38	42
5.50	%,	04/01/2036		576	642		6.00	%,	01/01/2038		9	11
5.50	%,	05/01/2036		13	15		6.00	%,	01/01/2038		36	41
5.50	%,	05/01/2036		53	59		6.00	%,	01/01/2038	(a)	12	13
5.50	%,	07/01/2036		53	59		6.00	%,	01/01/2038		30	34
5.50	%,	07/01/2036		252	281		6.00	%,	04/01/2038		218	245
5.50	%,	11/01/2036		30	33		6.00	%,	05/01/2038		46	53
5.50	%,	12/01/2036		9	10		6.00	%,	07/01/2038		28	31
5.50	%,	12/01/2036		2	2		6.00	%,	07/01/2038		14	16
5.50	%,	12/01/2036		369	409		6.00	%,	08/01/2038		12	14
5.50	%,	01/01/2037		393	442		6.00	%,	09/01/2038		15	17
5.50	%,	02/01/2037		2	2		6.00	%,	09/01/2038		21	24
5.50	%,	02/01/2037		248	276		6.00	%,	12/01/2039		7	8
5.50	%,	07/01/2037		4	4		6.50	%,	06/01/2017		6	6
5.50	%,	07/01/2037		27	31		6.50	%,	04/01/2028		1	1
5.50	%,	09/01/2037		16	17		6.50	%,	03/01/2029		1	2
5.50	%,	11/01/2037		19	21		6.50	%,	05/01/2031		8	9
5.50	%,	01/01/2038		15	17		6.50	%,	06/01/2031		1	1
5.50	%,	01/01/2038		88	98		6.50	%,	10/01/2031		1	1
5.50	%,	04/01/2038		7	8		6.50	%,	05/01/2032		1	1
5.50	%,	04/01/2038		4	4		6.50	%,	04/01/2035		4	4
5.50	%,	04/01/2038		65	72		6.50	%,	03/01/2036		5	5
5.50	%,	05/01/2038		16	18		6.50	%,	09/01/2036		17	20
5.50	%,	05/01/2038		10	11		6.50	%,	08/01/2037		8	9
5.50	%,	06/01/2038		18	20		6.50	%,	10/01/2037		34	38
5.50	%,	06/01/2038		4	5		6.50	%,	11/01/2037		22	25
5.50	%,	06/01/2038		199	222		6.50	%,	12/01/2037		2	3
5.50	%,	07/01/2038		47	53		6.50	%,	02/01/2038		5	6
5.50	%,	07/01/2038		9	10		6.50	%,	09/01/2038		22	25
5.50	%,	07/01/2038		7	8		6.50	%,	10/01/2038		8	10
5.50	%,	08/01/2038		66	74		6.50	%,	01/01/2039		16	19
5.50	%,	09/01/2038		18	20		6.50	%,	09/01/2039		32	37
5.50	%,	09/01/2038		305	339		7.00	%,	10/01/2029		1	1
5.50	%,	10/01/2038		10	11		7.00	%,	09/01/2031		7	9
5.50	%,	10/01/2038		265	294		7.00	%,	01/01/2032		1	1
5.50	%,	11/01/2038		2	3		7.00	%,	09/01/2038		8	8
5.50	%,	11/01/2038		11	13		7.50	%,	07/01/2029		29	34
5.50	%,	12/01/2038		239	266		7.50	%,	10/01/2030		2	3
5.50	%,	01/01/2039		35	39							$121,450
5.50	%,	02/01/2039		450	499
5.50	%,	03/01/2039		679	757

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT				Principal			U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) - 13.27%							Federal National Mortgage Association (FNMA) (continued)
2.00	%,	09/01/2028		$358	$ 351		3.00	%,	06/01/2043		$43	$42
2.00	%,	10/01/2029	(f)	1,640	1,605		3.00	%,	06/01/2043		660	651
2.18	%,	05/01/2043	(a)	463	467		3.00	%,	06/01/2043		871	860
2.50	%,	12/01/2027		25	25		3.00	%,	07/01/2043		286	283
2.50	%,	01/01/2028		407	411		3.00	%,	07/01/2043		57	56
2.50	%,	02/01/2028		97	98		3.00	%,	07/01/2043		485	479
2.50	%,	06/01/2028		24	24		3.00	%,	07/01/2043		710	701
2.50	%,	06/01/2028		609	616		3.00	%,	07/01/2043		481	475
2.50	%,	07/01/2028		458	464		3.00	%,	07/01/2043		297	293
2.50	%,	08/01/2028		189	190		3.00	%,	08/01/2043		799	788
2.50	%,	08/01/2028		404	407		3.00	%,	08/01/2043		115	114
2.50	%,	08/01/2028		26	26		3.00	%,	08/01/2043		491	485
2.50	%,	08/01/2028		458	463		3.00	%,	08/01/2043		398	393
2.50	%,	09/01/2028		523	526		3.00	%,	08/01/2043		1,433	1,415
2.50	%,	09/01/2028		186	188		3.00	%,	08/01/2043		298	294
2.50	%,	10/01/2028		548	552		3.00	%,	08/01/2043		193	190
2.50	%,	07/01/2029		544	548		3.00	%,	09/01/2043		488	482
2.50	%,	07/01/2029		452	455		3.00	%,	09/01/2043		1,180	1,165
2.50	%,	10/01/2029	(f)	7,300	7,341		3.00	%,	09/01/2043		24	24
2.50	%,	11/01/2032		91	90		3.00	%,	09/01/2043		24	23
2.50	%,	07/01/2033		186	182		3.00	%,	10/01/2043		264	261
2.50	%,	01/01/2043		859	815		3.00	%,	11/01/2043		289	286
2.50	%,	08/01/2043		197	186		3.00	%,	11/01/2043		190	187
2.51	%,	07/01/2041		64	67		3.00	%,	11/01/2043		194	191
2.60	%,	02/01/2042	(a)	119	125		3.00	%,	01/01/2044		198	196
2.70	%,	12/01/2043	(a)	156	161		3.00	%,	10/01/2044	(f)	8,100	7,985
2.73	%,	11/01/2043	(a)	352	359		3.04	%,	12/01/2041	(a)	62	65
2.82	%,	01/01/2042	(a)	125	129		3.15	%,	06/01/2040	(a)	27	29
2.86	%,	02/01/2042	(a)	76	79		3.18	%,	12/01/2040	(a)	42	44
2.94	%,	05/01/2042	(a)	458	473		3.23	%,	07/01/2040	(a)	73	78
3.00	%,	09/01/2026		116	120		3.43	%,	01/01/2040	(a)	56	59
3.00	%,	10/01/2026	(f)	5,400	5,562		3.48	%,	02/01/2041	(a)	45	48
3.00	%,	11/01/2026		402	415		3.50	%,	08/01/2025		40	42
3.00	%,	11/01/2026		143	148		3.50	%,	10/01/2025		30	32
3.00	%,	01/01/2027		99	103		3.50	%,	10/01/2025	(f)	3,500	3,679
3.00	%,	02/01/2027		91	94		3.50	%,	11/01/2025		35	37
3.00	%,	04/01/2027		162	168		3.50	%,	12/01/2025		42	44
3.00	%,	04/01/2027		154	159		3.50	%,	12/01/2025		62	65
3.00	%,	07/01/2027		462	478		3.50	%,	01/01/2026		967	1,019
3.00	%,	08/01/2027		505	522		3.50	%,	01/01/2026		123	130
3.00	%,	10/01/2028		773	798		3.50	%,	02/01/2026		81	86
3.00	%,	12/01/2028		85	87		3.50	%,	03/01/2026		12	13
3.00	%,	12/01/2028		64	66		3.50	%,	05/01/2026		19	20
3.00	%,	05/01/2029		301	311		3.50	%,	06/01/2026		93	98
3.00	%,	07/01/2029		254	262		3.50	%,	07/01/2026		12	13
3.00	%,	08/01/2029		42	43		3.50	%,	08/01/2026		148	156
3.00	%,	08/01/2029		500	516		3.50	%,	08/01/2026		12	13
3.00	%,	08/01/2029		440	454		3.50	%,	09/01/2026		117	123
3.00	%,	08/01/2029		558	576		3.50	%,	10/01/2026		53	56
3.00	%,	08/01/2032		625	637		3.50	%,	12/01/2026		178	188
3.00	%,	10/01/2032		667	680		3.50	%,	01/01/2027		197	208
3.00	%,	08/01/2033		835	848		3.50	%,	01/01/2027		114	121
3.00	%,	12/01/2033		663	674		3.50	%,	01/01/2031		22	22
3.00	%,	04/01/2042		390	386		3.50	%,	04/01/2031		42	44
3.00	%,	09/01/2042		195	193		3.50	%,	04/01/2032		177	185
3.00	%,	12/01/2042		196	193		3.50	%,	05/01/2032		380	397
3.00	%,	02/01/2043		829	823		3.50	%,	06/01/2032		610	637
3.00	%,	02/01/2043		861	851		3.50	%,	07/01/2032		245	255
3.00	%,	04/01/2043		848	837		3.50	%,	09/01/2032		383	400
3.00	%,	04/01/2043		1,865	1,842		3.50	%,	09/01/2033		182	189
3.00	%,	04/01/2043		547	541		3.50	%,	10/01/2033		369	384
3.00	%,	04/01/2043		842	832		3.50	%,	11/01/2033		371	387
3.00	%,	04/01/2043		480	474		3.50	%,	01/01/2034		290	302
3.00	%,	04/01/2043		664	656		3.50	%,	10/01/2040		21	21
3.00	%,	04/01/2043		723	714		3.50	%,	11/01/2040		71	73
3.00	%,	04/01/2043		652	644		3.50	%,	12/01/2040		79	81
3.00	%,	05/01/2043		557	550		3.50	%,	01/01/2041		51	52
3.00	%,	05/01/2043		958	946		3.50	%,	02/01/2041		30	31
3.00	%,	05/01/2043		647	639		3.50	%,	02/01/2041		33	34
3.00	%,	05/01/2043		103	102		3.50	%,	03/01/2041		116	119
3.00	%,	06/01/2043		870	859		3.50	%,	03/01/2041		180	185

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT				Principal			U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)							Federal National Mortgage Association (FNMA) (continued)
3.50	%,	10/01/2041		$318	$ 326		4.00	%,	11/01/2025		$59	$63
3.50	%,	12/01/2041		915	937		4.00	%,	12/01/2025		73	78
3.50	%,	12/01/2041		317	324		4.00	%,	01/01/2026		424	449
3.50	%,	12/01/2041		968	991		4.00	%,	01/01/2026		198	212
3.50	%,	01/01/2042		171	175		4.00	%,	01/01/2026		36	38
3.50	%,	01/01/2042		324	332		4.00	%,	03/01/2026		8	9
3.50	%,	01/01/2042		177	181		4.00	%,	03/01/2026		96	102
3.50	%,	02/01/2042		74	76		4.00	%,	03/01/2026		172	184
3.50	%,	02/01/2042		45	46		4.00	%,	05/01/2026		51	54
3.50	%,	03/01/2042		187	192		4.00	%,	06/01/2026		53	57
3.50	%,	03/01/2042		102	104		4.00	%,	07/01/2026		50	53
3.50	%,	03/01/2042		84	86		4.00	%,	08/01/2026		232	247
3.50	%,	03/01/2042		388	397		4.00	%,	09/01/2026		109	116
3.50	%,	03/01/2042		671	687		4.00	%,	10/01/2026	(f)	200	212
3.50	%,	03/01/2042		216	221		4.00	%,	04/01/2029		14	15
3.50	%,	04/01/2042		155	158		4.00	%,	10/01/2030		40	43
3.50	%,	04/01/2042		174	178		4.00	%,	12/01/2030		322	345
3.50	%,	04/01/2042		145	149		4.00	%,	02/01/2031		109	117
3.50	%,	04/01/2042		174	178		4.00	%,	07/01/2031		68	73
3.50	%,	05/01/2042		217	222		4.00	%,	10/01/2031		263	281
3.50	%,	07/01/2042		429	439		4.00	%,	11/01/2031		62	66
3.50	%,	07/01/2042		244	249		4.00	%,	12/01/2031		51	55
3.50	%,	08/01/2042		296	303		4.00	%,	01/01/2032		79	85
3.50	%,	09/01/2042		232	237		4.00	%,	09/01/2033		521	555
3.50	%,	10/01/2042		854	875		4.00	%,	03/01/2039		22	24
3.50	%,	10/01/2042		34	35		4.00	%,	08/01/2039		11	11
3.50	%,	04/01/2043		198	203		4.00	%,	08/01/2039		71	75
3.50	%,	04/01/2043		375	383		4.00	%,	10/01/2039		24	25
3.50	%,	05/01/2043		1,207	1,237		4.00	%,	11/01/2039		84	88
3.50	%,	05/01/2043		977	1,002		4.00	%,	12/01/2039		29	31
3.50	%,	05/01/2043		526	539		4.00	%,	02/01/2040		86	91
3.50	%,	06/01/2043		974	999		4.00	%,	05/01/2040		8	8
3.50	%,	06/01/2043		562	575		4.00	%,	05/01/2040		71	75
3.50	%,	07/01/2043		542	556		4.00	%,	08/01/2040		40	42
3.50	%,	08/01/2043		288	295		4.00	%,	10/01/2040		48	50
3.50	%,	09/01/2043		982	1,005		4.00	%,	10/01/2040		73	77
3.50	%,	09/01/2043		380	389		4.00	%,	10/01/2040		44	46
3.50	%,	12/01/2043		301	308		4.00	%,	10/01/2040		70	74
3.50	%,	01/01/2044		102	104		4.00	%,	10/01/2040		136	143
3.50	%,	02/01/2044		964	987		4.00	%,	10/01/2040		32	33
3.50	%,	02/01/2044		575	589		4.00	%,	10/01/2040		23	24
3.50	%,	04/01/2044		99	101		4.00	%,	11/01/2040		35	37
3.50	%,	10/01/2044	(f)	14,800	15,127		4.00	%,	12/01/2040		39	41
3.54	%,	05/01/2041	(a)	48	50		4.00	%,	12/01/2040		150	158
3.58	%,	08/01/2040	(a)	35	37		4.00	%,	12/01/2040		89	93
3.62	%,	05/01/2041	(a)	42	45		4.00	%,	12/01/2040		130	137
4.00	%,	09/01/2018		91	96		4.00	%,	12/01/2040		102	108
4.00	%,	09/01/2018		67	71		4.00	%,	01/01/2041		173	183
4.00	%,	07/01/2019		33	35		4.00	%,	01/01/2041		107	113
4.00	%,	03/01/2024		148	158		4.00	%,	01/01/2041		62	66
4.00	%,	05/01/2024		24	26		4.00	%,	01/01/2041		904	954
4.00	%,	05/01/2024		31	33		4.00	%,	02/01/2041		265	280
4.00	%,	06/01/2024		62	66		4.00	%,	02/01/2041		149	157
4.00	%,	07/01/2024		59	63		4.00	%,	02/01/2041		80	85
4.00	%,	09/01/2024		24	25		4.00	%,	02/01/2041		151	160
4.00	%,	10/01/2024		220	234		4.00	%,	02/01/2041		102	107
4.00	%,	11/01/2024		11	12		4.00	%,	03/01/2041		64	67
4.00	%,	01/01/2025		38	41		4.00	%,	03/01/2041		755	796
4.00	%,	03/01/2025		42	45		4.00	%,	03/01/2041		151	159
4.00	%,	04/01/2025		14	15		4.00	%,	04/01/2041		12	13
4.00	%,	04/01/2025		240	254		4.00	%,	09/01/2041		328	346
4.00	%,	05/01/2025		37	40		4.00	%,	09/01/2041		262	277
4.00	%,	05/01/2025		7	7		4.00	%,	09/01/2041		43	46
4.00	%,	05/01/2025		39	42		4.00	%,	10/01/2041		139	146
4.00	%,	05/01/2025		13	14		4.00	%,	10/01/2041		274	289
4.00	%,	05/01/2025		38	40		4.00	%,	10/01/2041	(f)	30,340	31,973
4.00	%,	06/01/2025		14	14		4.00	%,	10/01/2041		25	26
4.00	%,	06/01/2025		32	34		4.00	%,	11/01/2041		151	160
4.00	%,	07/01/2025		88	94		4.00	%,	11/01/2041		119	125
4.00	%,	08/01/2025		40	42		4.00	%,	11/01/2041		215	227
4.00	%,	09/01/2025		48	51		4.00	%,	11/01/2041		50	52

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)						Federal National Mortgage Association (FNMA) (continued)
4.00	%,	12/01/2041	$138	$ 146		4.50	%,	09/01/2039		$62	$67
4.00	%,	12/01/2041	140	148		4.50	%,	10/01/2039		111	120
4.00	%,	12/01/2041	138	146		4.50	%,	10/01/2039		181	195
4.00	%,	12/01/2041	390	411		4.50	%,	12/01/2039		112	122
4.00	%,	12/01/2041	205	216		4.50	%,	12/01/2039		40	43
4.00	%,	01/01/2042	45	47		4.50	%,	12/01/2039		69	76
4.00	%,	01/01/2042	184	194		4.50	%,	12/01/2039		155	169
4.00	%,	01/01/2042	150	158		4.50	%,	12/01/2039		53	57
4.00	%,	02/01/2042	98	103		4.50	%,	01/01/2040		137	149
4.00	%,	05/01/2042	935	988		4.50	%,	01/01/2040		209	226
4.00	%,	02/01/2043	415	439		4.50	%,	02/01/2040		62	67
4.00	%,	02/01/2043	343	362		4.50	%,	02/01/2040		101	111
4.00	%,	08/01/2043	287	303		4.50	%,	03/01/2040		65	70
4.00	%,	09/01/2043	231	244		4.50	%,	04/01/2040		123	133
4.00	%,	01/01/2044	981	1,037		4.50	%,	05/01/2040		183	198
4.00	%,	06/01/2044	984	1,040		4.50	%,	05/01/2040		64	69
4.50	%,	03/01/2015	6	7		4.50	%,	05/01/2040		275	299
4.50	%,	02/01/2018	34	36		4.50	%,	05/01/2040		70	75
4.50	%,	07/01/2018	20	21		4.50	%,	06/01/2040		49	54
4.50	%,	08/01/2018	366	387		4.50	%,	07/01/2040		4	5
4.50	%,	09/01/2018	424	448		4.50	%,	07/01/2040		61	67
4.50	%,	12/01/2018	350	370		4.50	%,	08/01/2040		499	540
4.50	%,	01/01/2019	3	3		4.50	%,	08/01/2040		165	179
4.50	%,	03/01/2019	150	159		4.50	%,	08/01/2040		319	344
4.50	%,	04/01/2019	381	402		4.50	%,	08/01/2040		88	95
4.50	%,	05/01/2019	61	65		4.50	%,	09/01/2040		49	53
4.50	%,	08/01/2019	5	5		4.50	%,	09/01/2040		40	43
4.50	%,	09/01/2020	11	11		4.50	%,	09/01/2040		69	74
4.50	%,	05/01/2022	30	32		4.50	%,	10/01/2040		236	255
4.50	%,	02/01/2024	7	7		4.50	%,	12/01/2040		1,000	1,086
4.50	%,	04/01/2024	4	4		4.50	%,	12/01/2040		42	46
4.50	%,	04/01/2024	5	6		4.50	%,	03/01/2041		333	360
4.50	%,	11/01/2024	21	22		4.50	%,	03/01/2041		87	94
4.50	%,	12/01/2024	49	52		4.50	%,	03/01/2041		67	73
4.50	%,	12/01/2024	26	28		4.50	%,	03/01/2041		100	108
4.50	%,	02/01/2025	58	62		4.50	%,	04/01/2041		77	83
4.50	%,	02/01/2025	44	47		4.50	%,	05/01/2041		157	169
4.50	%,	04/01/2025	8	9		4.50	%,	05/01/2041		105	114
4.50	%,	05/01/2025	60	64		4.50	%,	05/01/2041		310	335
4.50	%,	04/01/2026	91	97		4.50	%,	06/01/2041		320	346
4.50	%,	07/01/2029	7	7		4.50	%,	06/01/2041		59	64
4.50	%,	02/01/2030	36	40		4.50	%,	06/01/2041		191	206
4.50	%,	04/01/2030	13	14		4.50	%,	06/01/2041		233	252
4.50	%,	08/01/2030	250	272		4.50	%,	06/01/2041		102	111
4.50	%,	09/01/2030	202	220		4.50	%,	07/01/2041		73	79
4.50	%,	01/01/2031	41	44		4.50	%,	07/01/2041		130	141
4.50	%,	04/01/2031	23	26		4.50	%,	07/01/2041		75	82
4.50	%,	05/01/2031	36	39		4.50	%,	08/01/2041		115	125
4.50	%,	07/01/2031	143	156		4.50	%,	09/01/2041		116	125
4.50	%,	08/01/2031	74	81		4.50	%,	09/01/2041		566	615
4.50	%,	08/01/2033	42	45		4.50	%,	10/01/2041		126	136
4.50	%,	08/01/2033	5	6		4.50	%,	10/01/2041	(f)	10,600	11,436
4.50	%,	11/01/2033	96	105		4.50	%,	11/01/2041		128	139
4.50	%,	02/01/2035	324	351		4.50	%,	11/01/2041		121	130
4.50	%,	12/01/2035	266	289		4.50	%,	11/01/2041		150	162
4.50	%,	01/01/2036	4	4		4.50	%,	12/01/2041		140	152
4.50	%,	03/01/2036	10	11		4.50	%,	09/01/2042		196	212
4.50	%,	06/01/2038	53	58		4.50	%,	09/01/2043		467	504
4.50	%,	01/01/2039	13	14		5.00	%,	02/01/2015		19	20
4.50	%,	02/01/2039	29	32		5.00	%,	12/01/2017		5	6
4.50	%,	04/01/2039	107	118		5.00	%,	03/01/2018		329	347
4.50	%,	04/01/2039	98	106		5.00	%,	11/01/2018		5	5
4.50	%,	04/01/2039	22	24		5.00	%,	06/01/2019		38	40
4.50	%,	06/01/2039	154	168		5.00	%,	07/01/2019		198	209
4.50	%,	06/01/2039	58	63		5.00	%,	11/01/2020		197	211
4.50	%,	06/01/2039	34	37		5.00	%,	11/01/2021		16	17
4.50	%,	06/01/2039	150	162		5.00	%,	02/01/2023		22	23
4.50	%,	07/01/2039	56	61		5.00	%,	07/01/2023		3	3
4.50	%,	07/01/2039	113	123		5.00	%,	09/01/2023		131	138
4.50	%,	07/01/2039	104	112		5.00	%,	12/01/2023		17	18
4.50	%,	08/01/2039	61	66		5.00	%,	12/01/2023		8	8

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT				Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)							Federal National Mortgage Association (FNMA) (continued)
5.00	%,	01/01/2024		$41	$ 44		5.50	%,	02/01/2015	$2	$2
5.00	%,	01/01/2024		29	31		5.50	%,	10/01/2016	28	29
5.00	%,	02/01/2024		225	241		5.50	%,	01/01/2017	28	29
5.00	%,	07/01/2024		17	18		5.50	%,	02/01/2018	44	47
5.00	%,	12/01/2024		110	118		5.50	%,	12/01/2018	42	45
5.00	%,	11/01/2025		234	258		5.50	%,	05/01/2019	7	7
5.00	%,	04/01/2029		27	30		5.50	%,	08/01/2019	47	50
5.00	%,	03/01/2030		53	59		5.50	%,	12/01/2019	19	20
5.00	%,	08/01/2030		65	73		5.50	%,	01/01/2021	7	8
5.00	%,	05/01/2033		29	33		5.50	%,	05/01/2021	11	11
5.00	%,	05/01/2033		19	21		5.50	%,	10/01/2021	8	9
5.00	%,	07/01/2033		145	160		5.50	%,	11/01/2022	15	16
5.00	%,	08/01/2033		7	7		5.50	%,	11/01/2022	29	31
5.00	%,	09/01/2033		63	70		5.50	%,	02/01/2023	17	19
5.00	%,	11/01/2033		84	93		5.50	%,	03/01/2023	28	29
5.00	%,	02/01/2034		10	11		5.50	%,	04/01/2023	45	47
5.00	%,	03/01/2034		14	16		5.50	%,	07/01/2023	17	18
5.00	%,	05/01/2034		108	119		5.50	%,	09/01/2023	21	23
5.00	%,	02/01/2035		102	113		5.50	%,	12/01/2023	10	11
5.00	%,	03/01/2035		10	11		5.50	%,	05/01/2025	41	43
5.00	%,	04/01/2035		16	17		5.50	%,	06/01/2028	17	19
5.00	%,	06/01/2035		195	216		5.50	%,	09/01/2028	5	5
5.00	%,	07/01/2035		9	10		5.50	%,	01/01/2029	10	11
5.00	%,	07/01/2035		27	30		5.50	%,	12/01/2029	39	43
5.00	%,	07/01/2035		443	489		5.50	%,	06/01/2033	23	25
5.00	%,	07/01/2035		90	99		5.50	%,	04/01/2034	76	86
5.00	%,	09/01/2035		18	20		5.50	%,	04/01/2034	108	122
5.00	%,	10/01/2035		44	49		5.50	%,	04/01/2034	58	65
5.00	%,	01/01/2036		86	96		5.50	%,	05/01/2034	66	74
5.00	%,	03/01/2036		54	60		5.50	%,	06/01/2034	4	4
5.00	%,	03/01/2036		84	93		5.50	%,	11/01/2034	59	66
5.00	%,	04/01/2036		3	4		5.50	%,	01/01/2035	14	15
5.00	%,	05/01/2036		1	1		5.50	%,	01/01/2035	61	68
5.00	%,	06/01/2036		175	194		5.50	%,	03/01/2035	25	28
5.00	%,	07/01/2036		106	117		5.50	%,	04/01/2035	2	3
5.00	%,	04/01/2037		993	1,095		5.50	%,	04/01/2035	36	41
5.00	%,	07/01/2037		29	32		5.50	%,	08/01/2035	18	20
5.00	%,	02/01/2038		212	235		5.50	%,	09/01/2035	5	5
5.00	%,	04/01/2038		100	110		5.50	%,	10/01/2035	7	7
5.00	%,	06/01/2038		11	12		5.50	%,	10/01/2035	7	8
5.00	%,	01/01/2039		1,055	1,164		5.50	%,	11/01/2035	460	517
5.00	%,	01/01/2039		56	62		5.50	%,	12/01/2035	22	24
5.00	%,	02/01/2039		70	78		5.50	%,	01/01/2036	8	9
5.00	%,	03/01/2039		36	40		5.50	%,	02/01/2036	85	95
5.00	%,	03/01/2039		3	4		5.50	%,	04/01/2036	4	4
5.00	%,	04/01/2039		95	105		5.50	%,	04/01/2036	67	75
5.00	%,	04/01/2039		67	74		5.50	%,	05/01/2036	320	359
5.00	%,	04/01/2039		36	40		5.50	%,	07/01/2036	36	41
5.00	%,	07/01/2039		93	103		5.50	%,	08/01/2036	91	101
5.00	%,	07/01/2039		443	488		5.50	%,	09/01/2036	101	114
5.00	%,	10/01/2039		78	86		5.50	%,	09/01/2036	41	46
5.00	%,	12/01/2039		60	67		5.50	%,	10/01/2036	92	102
5.00	%,	12/01/2039		154	171		5.50	%,	11/01/2036	25	28
5.00	%,	01/01/2040		123	137		5.50	%,	11/01/2036	15	17
5.00	%,	02/01/2040		148	166		5.50	%,	11/01/2036	35	40
5.00	%,	05/01/2040		49	54		5.50	%,	01/01/2037	35	40
5.00	%,	05/01/2040		444	490		5.50	%,	02/01/2037	73	82
5.00	%,	06/01/2040		117	130		5.50	%,	03/01/2037	231	258
5.00	%,	06/01/2040		116	128		5.50	%,	05/01/2037	3	3
5.00	%,	06/01/2040		29	32		5.50	%,	05/01/2037	32	35
5.00	%,	08/01/2040		183	203		5.50	%,	05/01/2037	336	375
5.00	%,	08/01/2040		47	52		5.50	%,	05/01/2037	1,082	1,205
5.00	%,	08/01/2040		62	68		5.50	%,	06/01/2037	97	108
5.00	%,	11/01/2040		70	78		5.50	%,	07/01/2037	5	6
5.00	%,	04/01/2041		58	64		5.50	%,	07/01/2037	9	10
5.00	%,	05/01/2041		69	76		5.50	%,	08/01/2037	349	391
5.00	%,	05/01/2041		86	95		5.50	%,	08/01/2037	351	393
5.00	%,	05/01/2041		69	77		5.50	%,	08/01/2037	483	539
5.00	%,	05/01/2041		66	73		5.50	%,	01/01/2038	9	10
5.00	%,	10/01/2041	(f)	5,600	6,179		5.50	%,	01/01/2038	15	17
5.46	%,	01/01/2036	(a)	12	13		5.50	%,	02/01/2038	54	60

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)						Federal National Mortgage Association (FNMA) (continued)
5.50	%,	02/01/2038	$95	$ 107		6.00	%,	01/01/2038		$29	$32
5.50	%,	02/01/2038	43	48		6.00	%,	01/01/2038		18	20
5.50	%,	03/01/2038	40	46		6.00	%,	01/01/2038		331	374
5.50	%,	03/01/2038	177	197		6.00	%,	02/01/2038		11	12
5.50	%,	03/01/2038	28	31		6.00	%,	03/01/2038		21	24
5.50	%,	03/01/2038	27	31		6.00	%,	03/01/2038		152	171
5.50	%,	05/01/2038	1,018	1,132		6.00	%,	05/01/2038		11	12
5.50	%,	05/01/2038	63	70		6.00	%,	05/01/2038		18	20
5.50	%,	05/01/2038	16	18		6.00	%,	08/01/2038		26	29
5.50	%,	06/01/2038	36	41		6.00	%,	09/01/2038		93	106
5.50	%,	06/01/2038	485	540		6.00	%,	10/01/2038		62	70
5.50	%,	06/01/2038	356	396		6.00	%,	11/01/2038		151	171
5.50	%,	06/01/2038	5	5		6.00	%,	12/01/2038		12	13
5.50	%,	06/01/2038	3	4		6.00	%,	10/01/2039		32	36
5.50	%,	07/01/2038	32	35		6.00	%,	10/01/2039		33	38
5.50	%,	07/01/2038	22	24		6.00	%,	04/01/2040		71	80
5.50	%,	08/01/2038	422	469		6.00	%,	09/01/2040		21	24
5.50	%,	09/01/2038	3	4		6.00	%,	10/01/2040		78	88
5.50	%,	11/01/2038	337	375		6.00	%,	10/01/2040		34	38
5.50	%,	11/01/2038	18	20		6.00	%,	05/01/2041		718	813
5.50	%,	11/01/2038	15	17		6.50	%,	12/01/2016		18	18
5.50	%,	11/01/2038	15	16		6.50	%,	07/01/2020		3	3
5.50	%,	11/01/2038	10	11		6.50	%,	03/01/2026		1	1
5.50	%,	11/01/2038	211	235		6.50	%,	12/01/2031		2	2
5.50	%,	12/01/2038	41	45		6.50	%,	03/01/2032		3	3
5.50	%,	12/01/2038	14	16		6.50	%,	07/01/2032		11	13
5.50	%,	12/01/2038	28	31		6.50	%,	11/01/2033		16	18
5.50	%,	01/01/2039	28	31		6.50	%,	08/01/2034		37	43
5.50	%,	04/01/2039	18	20		6.50	%,	09/01/2034		30	34
5.50	%,	06/01/2039	422	470		6.50	%,	10/01/2034		9	11
5.50	%,	07/01/2039	92	102		6.50	%,	07/01/2037		11	12
5.50	%,	09/01/2039	63	70		6.50	%,	07/01/2037		16	18
5.50	%,	10/01/2039	23	26		6.50	%,	08/01/2037		14	16
5.50	%,	12/01/2039	45	51		6.50	%,	10/01/2037		124	140
5.50	%,	12/01/2039	110	124		6.50	%,	01/01/2038		31	36
5.50	%,	05/01/2040	244	271		6.50	%,	01/01/2038		352	400
5.50	%,	06/01/2040	16	18		6.50	%,	02/01/2038		13	16
5.50	%,	07/01/2040	48	53		6.50	%,	02/01/2038		11	13
5.50	%,	07/01/2041	350	390		6.50	%,	03/01/2038		6	7
5.50	%,	09/01/2041	136	151		6.50	%,	03/01/2038		74	84
5.50	%,	09/01/2041	97	109		6.50	%,	05/01/2038		192	217
6.00	%,	10/01/2016	1	1		6.50	%,	05/01/2038		31	35
6.00	%,	06/01/2017	25	26		6.50	%,	09/01/2038		12	13
6.00	%,	06/01/2017	3	3		6.50	%,	10/01/2039		23	27
6.00	%,	05/01/2024	3	3		7.00	%,	12/01/2037		24	27
6.00	%,	12/01/2032	34	39		7.00	%,	12/01/2037		29	32
6.00	%,	01/01/2033	6	7		7.50	%,	05/01/2031		14	16
6.00	%,	10/01/2033	10	12							$213,247
6.00	%,	12/01/2033	25	28		Government National Mortgage Association (GNMA) -
6.00	%,	10/01/2034	41	47		7.75%
6.00	%,	12/01/2034	16	18		2.00	%,	10/20/2042	(a)	170	176
6.00	%,	01/01/2035	72	82		2.00	%,	01/20/2043		177	182
6.00	%,	07/01/2035	176	201		2.00	%,	06/20/2043	(a)	156	160
6.00	%,	07/01/2035	65	74		2.50	%,	09/20/2027		320	326
6.00	%,	10/01/2035	67	76		2.50	%,	04/20/2028		274	279
6.00	%,	05/01/2036	8	9		2.50	%,	07/20/2028		268	273
6.00	%,	05/01/2036	2	2		2.50	%,	12/20/2040		40	42
6.00	%,	05/01/2036	4	5		2.50	%,	02/20/2042	(a)	124	128
6.00	%,	06/01/2036	42	47		2.50	%,	01/20/2043	(a)	178	183
6.00	%,	02/01/2037	11	12		2.50	%,	03/15/2043		299	289
6.00	%,	02/01/2037	59	67		2.50	%,	07/20/2043		383	369
6.00	%,	03/01/2037	44	50		2.50	%,	11/20/2043	(a)	649	661
6.00	%,	03/01/2037	116	132		2.50	%,	10/01/2044		100	96
6.00	%,	06/01/2037	23	26		3.00	%,	04/15/2027		177	186
6.00	%,	07/01/2037	9	10		3.00	%,	09/20/2027		305	318
6.00	%,	09/01/2037	60	68		3.00	%,	11/20/2027		159	166
6.00	%,	10/01/2037	8	9		3.00	%,	09/20/2028		180	188
6.00	%,	11/01/2037	8	9		3.00	%,	10/20/2028		277	289
6.00	%,	11/01/2037	1	1		3.00	%,	01/20/2029		92	95
6.00	%,	11/01/2037	5	6		3.00	%,	02/20/2041	(a)	104	108
6.00	%,	12/01/2037	21	24		3.00	%,	11/20/2041	(a)	164	171

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT				Principal			U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)							Government National Mortgage Association (GNMA)
(continued)							(continued)
3.00	%,	02/20/2042	(a)	$136	$ 142		4.00	%,	08/15/2040		$155	$165
3.00	%,	04/20/2042	(a)	410	426		4.00	%,	08/15/2040		59	63
3.00	%,	07/20/2042	(a)	620	644		4.00	%,	09/15/2040		63	67
3.00	%,	09/20/2042		440	444		4.00	%,	09/15/2040		92	98
3.00	%,	10/15/2042		726	733		4.00	%,	10/01/2040	(f)	1,400	1,485
3.00	%,	12/20/2042		877	885		4.00	%,	10/15/2040		90	97
3.00	%,	03/20/2043		462	466		4.00	%,	11/15/2040		13	14
3.00	%,	03/20/2043		1,634	1,648		4.00	%,	11/15/2040		82	87
3.00	%,	04/15/2043		100	101		4.00	%,	11/20/2040		58	62
3.00	%,	05/15/2043		77	77		4.00	%,	12/20/2040		97	104
3.00	%,	06/15/2043		828	836		4.00	%,	01/15/2041		201	214
3.00	%,	06/20/2043		471	475		4.00	%,	01/15/2041		91	98
3.00	%,	08/15/2043		487	491		4.00	%,	01/15/2041		68	72
3.00	%,	08/15/2043		653	658		4.00	%,	01/20/2041		185	197
3.00	%,	08/20/2043		210	212		4.00	%,	05/15/2041		63	67
3.00	%,	09/20/2043		765	772		4.00	%,	05/15/2041		98	105
3.00	%,	10/20/2043		379	382		4.00	%,	07/20/2041		68	72
3.00	%,	11/20/2043		285	288		4.00	%,	07/20/2041	(a)	47	49
3.00	%,	03/20/2044		649	655		4.00	%,	08/15/2041		54	57
3.00	%,	05/15/2044		58	58		4.00	%,	08/15/2041		247	262
3.00	%,	08/20/2044		2,500	2,521		4.00	%,	09/15/2041		188	200
3.00	%,	10/01/2044	(f)	800	805		4.00	%,	09/15/2041		77	82
3.00	%,	10/01/2044		8,900	8,956		4.00	%,	09/15/2041		163	174
3.50	%,	12/15/2025		24	25		4.00	%,	09/20/2041		329	350
3.50	%,	02/15/2026		85	91		4.00	%,	10/15/2041		104	111
3.50	%,	05/15/2026		34	36		4.00	%,	10/15/2041		74	79
3.50	%,	03/20/2027		79	83		4.00	%,	11/15/2041		346	368
3.50	%,	04/20/2027		128	135		4.00	%,	11/20/2041		113	120
3.50	%,	09/20/2028		164	173		4.00	%,	12/15/2041		204	217
3.50	%,	07/20/2040		31	32		4.00	%,	12/15/2041		112	119
3.50	%,	01/20/2041		116	120		4.00	%,	12/20/2041		112	119
3.50	%,	03/20/2041	(a)	465	488		4.00	%,	01/20/2042		601	639
3.50	%,	05/20/2041		94	100		4.00	%,	02/20/2042		495	525
3.50	%,	10/01/2041	(f)	100	103		4.00	%,	03/15/2042		168	179
3.50	%,	11/15/2041		85	88		4.00	%,	03/15/2042		286	304
3.50	%,	11/20/2041		35	36		4.00	%,	03/20/2042		586	622
3.50	%,	01/15/2042		94	97		4.00	%,	04/20/2042		516	548
3.50	%,	01/20/2042		163	169		4.00	%,	07/20/2042		1,147	1,219
3.50	%,	02/15/2042		491	512		4.00	%,	06/20/2043		142	151
3.50	%,	02/15/2042		175	182		4.00	%,	09/15/2043		424	451
3.50	%,	02/20/2042		157	163		4.00	%,	09/20/2043		266	282
3.50	%,	03/15/2042		153	159		4.00	%,	11/20/2043		935	993
3.50	%,	03/15/2042		156	161		4.00	%,	02/20/2044		944	1,002
3.50	%,	03/20/2042		182	189		4.00	%,	04/20/2044		1,083	1,150
3.50	%,	04/15/2042		295	306		4.00	%,	05/20/2044		1,074	1,140
3.50	%,	04/20/2042		368	381		4.00	%,	06/20/2044		1,100	1,168
3.50	%,	05/20/2042		1,287	1,333		4.00	%,	07/20/2044		2,498	2,653
3.50	%,	06/20/2042		763	790		4.00	%,	08/20/2044		2,500	2,655
3.50	%,	08/15/2042		199	206		4.00	%,	10/01/2044		4,200	4,451
3.50	%,	08/20/2042		565	586		4.50	%,	04/20/2026		23	24
3.50	%,	01/15/2043		924	957		4.50	%,	02/15/2039		404	439
3.50	%,	01/15/2043		544	563		4.50	%,	03/15/2039		172	186
3.50	%,	01/20/2043		839	869		4.50	%,	03/15/2039		44	48
3.50	%,	03/20/2043		847	877		4.50	%,	03/15/2039		84	91
3.50	%,	04/15/2043		200	208		4.50	%,	03/15/2039		58	64
3.50	%,	04/20/2043		875	906		4.50	%,	03/20/2039		94	103
3.50	%,	08/15/2043		369	382		4.50	%,	04/15/2039		199	216
3.50	%,	01/20/2044		25	26		4.50	%,	04/15/2039		135	147
3.50	%,	02/20/2044		200	207		4.50	%,	04/15/2039		72	79
3.50	%,	04/20/2044		954	988		4.50	%,	05/15/2039		111	122
3.50	%,	07/20/2044		2,500	2,589		4.50	%,	05/15/2039		478	519
3.50	%,	08/20/2044		2,500	2,589		4.50	%,	05/15/2039		303	329
3.50	%,	09/20/2044		900	932		4.50	%,	05/15/2039		28	31
3.50	%,	10/01/2044		12,400	12,813		4.50	%,	05/15/2039		34	37
4.00	%,	07/15/2024		152	161		4.50	%,	06/15/2039		176	193
4.00	%,	08/15/2024		38	40		4.50	%,	07/15/2039		43	47
4.00	%,	12/15/2024		35	37		4.50	%,	08/15/2039		182	200
4.00	%,	11/15/2025		26	28		4.50	%,	09/15/2039		8	9
4.00	%,	05/15/2026		32	34		4.50	%,	11/15/2039		42	45
4.00	%,	06/15/2039		20	21		4.50	%,	11/15/2039		404	441
4.00	%,	07/20/2040		81	86		4.50	%,	12/15/2039		126	139

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)						Government National Mortgage Association (GNMA)
(continued)						(continued)
4.50	%,	01/15/2040	$146	$ 160		5.00	%,	02/15/2039	$255	$282
4.50	%,	02/15/2040	24	26		5.00	%,	04/15/2039	376	417
4.50	%,	02/15/2040	30	32		5.00	%,	05/15/2039	22	25
4.50	%,	02/15/2040	70	76		5.00	%,	06/15/2039	60	67
4.50	%,	02/15/2040	23	25		5.00	%,	06/15/2039	75	83
4.50	%,	02/15/2040	35	39		5.00	%,	06/20/2039	81	90
4.50	%,	02/15/2040	43	46		5.00	%,	07/15/2039	58	65
4.50	%,	03/15/2040	67	73		5.00	%,	07/15/2039	58	64
4.50	%,	05/15/2040	57	62		5.00	%,	07/15/2039	76	84
4.50	%,	06/15/2040	61	66		5.00	%,	07/15/2039	82	92
4.50	%,	06/15/2040	53	58		5.00	%,	08/15/2039	68	76
4.50	%,	07/15/2040	787	856		5.00	%,	09/15/2039	65	73
4.50	%,	07/15/2040	48	53		5.00	%,	09/15/2039	84	92
4.50	%,	07/15/2040	64	69		5.00	%,	09/15/2039	27	30
4.50	%,	08/15/2040	73	79		5.00	%,	09/15/2039	58	64
4.50	%,	08/15/2040	69	75		5.00	%,	09/15/2039	65	71
4.50	%,	08/15/2040	93	102		5.00	%,	11/15/2039	79	88
4.50	%,	08/15/2040	93	101		5.00	%,	12/15/2039	128	142
4.50	%,	09/15/2040	101	110		5.00	%,	02/15/2040	78	86
4.50	%,	09/15/2040	78	86		5.00	%,	02/15/2040	80	89
4.50	%,	10/15/2040	94	103		5.00	%,	02/15/2040	81	90
4.50	%,	12/15/2040	50	54		5.00	%,	04/15/2040	56	62
4.50	%,	01/20/2041	108	118		5.00	%,	05/15/2040	45	49
4.50	%,	01/20/2041	91	99		5.00	%,	05/15/2040	70	78
4.50	%,	02/20/2041	109	118		5.00	%,	05/20/2040	22	24
4.50	%,	02/20/2041	100	110		5.00	%,	06/15/2040	56	62
4.50	%,	03/15/2041	233	253		5.00	%,	06/15/2040	141	157
4.50	%,	03/15/2041	43	47		5.00	%,	06/15/2040	103	115
4.50	%,	03/20/2041	97	107		5.00	%,	06/15/2040	11	12
4.50	%,	03/20/2041	59	65		5.00	%,	06/20/2040	101	113
4.50	%,	04/15/2041	48	52		5.00	%,	07/15/2040	47	53
4.50	%,	04/15/2041	300	325		5.00	%,	07/20/2040	104	116
4.50	%,	04/15/2041	115	125		5.00	%,	01/20/2041	54	60
4.50	%,	04/20/2041	117	127		5.00	%,	02/20/2041	125	139
4.50	%,	05/15/2041	70	76		5.00	%,	04/15/2041	388	430
4.50	%,	05/15/2041	83	91		5.00	%,	05/20/2041	115	127
4.50	%,	06/15/2041	200	218		5.00	%,	06/20/2041	31	34
4.50	%,	06/20/2041	368	401		5.00	%,	07/20/2041	47	52
4.50	%,	07/15/2041	55	60		5.00	%,	08/20/2041	335	372
4.50	%,	07/15/2041	152	165		5.00	%,	10/20/2041	38	42
4.50	%,	07/15/2041	399	435		5.00	%,	11/20/2041	106	118
4.50	%,	07/20/2041	702	764		5.00	%,	12/20/2041	83	92
4.50	%,	08/15/2041	388	422		5.00	%,	02/20/2042	425	472
4.50	%,	08/20/2041	260	283		5.00	%,	03/20/2042	86	96
4.50	%,	09/20/2041	64	69		5.00	%,	04/20/2042	992	1,101
4.50	%,	11/20/2041	928	1,010		5.00	%,	12/20/2042	775	860
4.50	%,	12/20/2041	64	70		5.00	%,	01/20/2043	149	164
4.50	%,	01/20/2042	464	504		5.00	%,	05/20/2043	193	213
4.50	%,	02/20/2042	235	255		5.00	%,	07/20/2043	496	551
4.50	%,	03/20/2042	59	64		5.00	%,	11/20/2043	533	588
4.50	%,	04/20/2042	119	129		5.00	%,	01/20/2044	450	496
4.50	%,	05/20/2042	139	152		5.00	%,	10/01/2044	200	220
4.50	%,	05/20/2043	661	719		5.50	%,	01/15/2024	14	15
4.50	%,	06/20/2043	499	544		5.50	%,	11/15/2033	47	52
4.50	%,	10/20/2043	195	212		5.50	%,	03/15/2034	17	19
4.50	%,	11/20/2043	1,996	2,169		5.50	%,	04/15/2034	19	21
4.50	%,	03/20/2044	2,339	2,542		5.50	%,	07/15/2034	13	15
4.50	%,	05/20/2044	1,999	2,173		5.50	%,	11/15/2034	61	69
4.50	%,	10/01/2044	300	325		5.50	%,	02/15/2035	34	38
5.00	%,	08/15/2033	95	106		5.50	%,	03/15/2036	20	22
5.00	%,	02/15/2034	108	120		5.50	%,	04/15/2036	31	35
5.00	%,	07/15/2035	282	312		5.50	%,	12/15/2036	22	24
5.00	%,	08/15/2035	69	77		5.50	%,	04/15/2037	65	72
5.00	%,	04/20/2037	9	10		5.50	%,	05/15/2038	27	30
5.00	%,	04/20/2038	629	693		5.50	%,	06/15/2038	36	40
5.00	%,	05/15/2038	154	170		5.50	%,	08/15/2038	262	291
5.00	%,	06/20/2038	67	74		5.50	%,	08/15/2038	276	307
5.00	%,	08/15/2038	280	308		5.50	%,	09/15/2038	88	98
5.00	%,	10/15/2038	35	39		5.50	%,	10/20/2038	82	93
5.00	%,	01/15/2039	329	364		5.50	%,	11/15/2038	30	33
5.00	%,	02/15/2039	200	221		5.50	%,	12/20/2038	32	37

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal		U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)
(continued)					U.S. Treasury (continued)
					0.50	%,	06/15/2016	$2,055	$2,057
5.50	%,	01/15/2039	$8	$9	0.50	%,	06/30/2016	2,600	2,602
5.50	%,	01/15/2039	43	48
5.50	%,	01/15/2039	86	96	0.50	%,	07/31/2016	2,750	2,750
					0.50	%,	08/31/2016	2,650	2,647
5.50	%,	01/15/2039	29	32	0.50	%,	07/31/2017	2,290	2,255
5.50	%,	02/15/2039	22	25
5.50	%,	02/20/2039	173	195	0.63	%,	07/15/2016	2,200	2,205
					0.63	%,	08/15/2016	1,705	1,707
5.50	%,	05/15/2039	8	9	0.63	%,	10/15/2016	5,000	4,998
5.50	%,	12/15/2039	44	49
5.50	%,	01/15/2040	365	406	0.63	%,	11/15/2016	2,165	2,162
					0.63	%,	12/15/2016	3,125	3,118
5.50	%,	03/15/2040	171	191	0.63	%,	02/15/2017	1,750	1,742
5.50	%,	04/15/2040	326	365
5.50	%,	06/20/2040	207	231	0.63	%,	05/31/2017	3,340	3,311
					0.63	%,	08/31/2017	3,470	3,424
5.50	%,	07/20/2040	48	55	0.63	%,	09/30/2017	3,000	2,956
5.50	%,	11/15/2040	36	41
5.50	%,	12/20/2040	38	43	0.63	%,	11/30/2017	2,831	2,780
					0.63	%,	04/30/2018	2,930	2,853
5.50	%,	01/20/2041	576	655	0.75	%,	01/15/2017	2,265	2,264
5.50	%,	04/20/2041	111	126
5.50	%,	10/20/2041	100	113	0.75	%,	03/15/2017	2,500	2,495
					0.75	%,	06/30/2017	1,011	1,004
5.50	%,	11/20/2041	108	123	0.75	%,	10/31/2017	3,602	3,556
5.50	%,	10/20/2042	299	332
5.50	%,	11/20/2042	294	326	0.75	%,	12/31/2017	3,459	3,404
					0.75	%,	02/28/2018	3,106	3,047
5.50	%,	06/20/2043	307	341	0.75	%,	03/31/2018	1,700	1,665
6.00	%,	07/15/2032	2	2
6.00	%,	12/15/2032	2	2	0.88	%,	09/15/2016	2,080	2,091
					0.88	%,	11/30/2016	2,657	2,667
6.00	%,	10/15/2034	39	46	0.88	%,	12/31/2016	2,105	2,111
6.00	%,	04/15/2035	26	30
6.00	%,	04/15/2036	23	26	0.88	%,	01/31/2017	4,450	4,458
					0.88	%,	02/28/2017	1,610	1,612
6.00	%,	06/15/2036	43	48	0.88	%,	04/15/2017	2,500	2,500
6.00	%,	04/15/2037	71	82
6.00	%,	05/15/2037	60	68	0.88	%,	04/30/2017	2,744	2,741
					0.88	%,	05/15/2017	632	631
6.00	%,	10/20/2037	99	113	0.88	%,	06/15/2017	2,480	2,474
6.00	%,	11/20/2037	36	42	0.88	%,	07/15/2017	2,450	2,442
6.00	%,	01/15/2038	25	28	0.88	%,	08/15/2017	2,470	2,458
6.00	%,	08/15/2038	23	26
6.00	%,	01/15/2039	214	241	0.88	%,	01/31/2018	1,835	1,811
					0.88	%,	07/31/2019	1,184	1,134
6.00	%,	09/15/2039	83	94	1.00	%,	08/31/2016	2,179	2,197
6.00	%,	09/15/2039	128	145
6.00	%,	11/15/2039	176	198	1.00	%,	09/30/2016	2,722	2,742
					1.00	%,	10/31/2016	6,384	6,429
6.00	%,	04/15/2040	11	12	1.00	%,	03/31/2017	3,545	3,556
6.00	%,	01/20/2042	102	116
6.50	%,	10/20/2028	1	2	1.00	%,	05/31/2018	3,820	3,763
					1.00	%,	06/30/2019	1,800	1,738
6.50	%,	05/20/2029	1	1	1.00	%,	08/31/2019	1,680	1,617
6.50	%,	02/20/2032	1	1
6.50	%,	05/20/2032	9	10	1.00	%,	09/30/2019	1,970	1,894
					1.00	%,	11/30/2019	2,500	2,395
6.50	%,	05/15/2037	73	84	1.13	%,	05/31/2019	20	19
6.50	%,	08/20/2038	30	34
6.50	%,	09/15/2038	31	36	1.13	%,	12/31/2019	2,500	2,407
					1.13	%,	03/31/2020	1,530	1,466
7.00	%,	01/15/2028	1	2	1.13	%,	04/30/2020	3,300	3,157
7.00	%,	03/15/2029	3	3
7.00	%,	07/15/2031	2	2	1.25	%,	09/30/2015	6,364	6,434
					1.25	%,	10/31/2015	4,251	4,301
				$124,529	1.25	%,	10/31/2018	1,755	1,733
U.S. Treasury - 34.92%					1.25	%,	11/30/2018	3,985	3,930
0.25	%,	09/15/2015	2,904	2,908	1.25	%,	01/31/2019	2,245	2,207
0.25	%,	09/30/2015	2,615	2,618	1.25	%,	10/31/2019	730	710
0.25	%,	10/15/2015	4,623	4,628	1.25	%,	02/29/2020	2,146	2,074
0.25	%,	10/31/2015	2,230	2,232	1.38	%,	11/30/2015	2,637	2,673
0.25	%,	11/30/2015	2,310	2,311	1.38	%,	06/30/2018	1,523	1,519
0.25	%,	12/15/2015	2,699	2,700	1.38	%,	07/31/2018	3,000	2,988
0.25	%,	12/31/2015	3,475	3,476	1.38	%,	09/30/2018	5,930	5,893
0.25	%,	02/29/2016	2,500	2,498	1.38	%,	12/31/2018	2,000	1,980
0.25	%,	04/15/2016	3,626	3,619	1.38	%,	02/28/2019	1,627	1,606
0.25	%,	05/15/2016	4,830	4,817	1.38	%,	01/31/2020	2,590	2,523
0.38	%,	11/15/2015	3,418	3,425	1.38	%,	05/31/2020	2,000	1,937
0.38	%,	01/15/2016	2,505	2,509	1.50	%,	06/30/2016	2,976	3,029
0.38	%,	01/31/2016	2,415	2,418	1.50	%,	07/31/2016	3,433	3,494
0.38	%,	02/15/2016	2,100	2,103	1.50	%,	08/31/2018	4,350	4,348
0.38	%,	03/15/2016	2,670	2,671	1.50	%,	12/31/2018	2,969	2,954
0.38	%,	03/31/2016	2,975	2,976	1.50	%,	01/31/2019	3,205	3,185
0.38	%,	04/30/2016	1,689	1,688	1.50	%,	02/28/2019	2,400	2,383
0.38	%,	05/31/2016	2,900	2,897	1.50	%,	03/31/2019	230	228

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value (000's)

U.S. Treasury (continued)						U.S. Treasury (continued)
1.50	%,	05/31/2019	$2,955	$ 2,924		3.13	%,	04/30/2017	$1,878	$1,984
1.63	%,	03/31/2019	1,850	1,845		3.13	%,	05/15/2019	2,656	2,822
1.63	%,	04/30/2019	2,250	2,242		3.13	%,	05/15/2021	2,970	3,147
1.63	%,	06/30/2019	1,600	1,592		3.13	%,	11/15/2041	2,577	2,556
1.63	%,	07/31/2019	4,175	4,149		3.13	%,	02/15/2042	2,318	2,296
1.63	%,	08/31/2019	1,900	1,887		3.13	%,	02/15/2043	2,730	2,690
1.63	%,	08/15/2022	3,100	2,944		3.13	%,	08/15/2044	1,475	1,451
1.63	%,	11/15/2022	3,000	2,835		3.25	%,	05/31/2016	2,500	2,616
1.75	%,	05/31/2016	1,920	1,961		3.25	%,	06/30/2016	1,330	1,394
1.75	%,	10/31/2018	1,320	1,329		3.25	%,	07/31/2016	1,724	1,810
1.75	%,	10/31/2020	1,720	1,688		3.25	%,	12/31/2016	2,004	2,116
1.75	%,	05/15/2022	660	635		3.25	%,	03/31/2017	20	21
1.75	%,	05/15/2023	4,955	4,696		3.38	%,	11/15/2019	4,100	4,414
1.88	%,	08/31/2017	1,684	1,723		3.38	%,	05/15/2044	4,150	4,285
1.88	%,	09/30/2017	1,014	1,036		3.50	%,	02/15/2018	2,697	2,893
1.88	%,	10/31/2017	1,484	1,516		3.50	%,	05/15/2020	2,107	2,283
1.88	%,	06/30/2020	1,000	994		3.50	%,	02/15/2039	1,404	1,493
2.00	%,	01/31/2016	2,104	2,153		3.63	%,	08/15/2019	2,198	2,389
2.00	%,	04/30/2016	1,610	1,650		3.63	%,	02/15/2020	5,986	6,525
2.00	%,	07/31/2020	1,124	1,124		3.63	%,	02/15/2021	12,115	13,216
2.00	%,	09/30/2020	1,500	1,496		3.63	%,	08/15/2043	1,850	2,000
2.00	%,	11/30/2020	2,095	2,084		3.63	%,	02/15/2044	3,800	4,106
2.00	%,	02/28/2021	4,725	4,685		3.75	%,	11/15/2018	2,960	3,219
2.00	%,	05/31/2021	1,915	1,893		3.75	%,	11/15/2043	4,510	4,985
2.00	%,	08/31/2021	2,650	2,614		3.88	%,	05/15/2018	1,400	1,524
2.00	%,	11/15/2021	5,260	5,178		3.88	%,	08/15/2040	1,844	2,088
2.00	%,	02/15/2022	750	737		4.00	%,	08/15/2018	1,000	1,096
2.00	%,	02/15/2023	3,007	2,918		4.25	%,	11/15/2017	4,733	5,181
2.13	%,	12/31/2015	3,340	3,418		4.25	%,	05/15/2039	2,669	3,192
2.13	%,	02/29/2016	1,420	1,456		4.25	%,	11/15/2040	1,446	1,737
2.13	%,	08/31/2020	1,815	1,825		4.38	%,	11/15/2039	1,727	2,108
2.13	%,	01/31/2021	1,690	1,690		4.38	%,	05/15/2040	1,364	1,668
2.13	%,	06/30/2021	2,500	2,489		4.38	%,	05/15/2041	1,500	1,840
2.13	%,	08/15/2021	3,350	3,333		4.50	%,	11/15/2015	2,479	2,599
2.25	%,	03/31/2016	2,000	2,056		4.50	%,	02/15/2016	2,000	2,115
2.25	%,	11/30/2017	1,479	1,527		4.50	%,	05/15/2017	1,250	1,365
2.25	%,	03/31/2021	2,300	2,313		4.50	%,	02/15/2036	1,502	1,854
2.25	%,	04/30/2021	2,400	2,412		4.50	%,	08/15/2039	963	1,196
2.25	%,	07/31/2021	2,625	2,634		4.63	%,	11/15/2016	2,483	2,689
2.38	%,	03/31/2016	4,050	4,172		4.63	%,	02/15/2017	900	981
2.38	%,	07/31/2017	5,000	5,186		4.63	%,	02/15/2040	1,930	2,445
2.38	%,	05/31/2018	1,838	1,901		4.75	%,	08/15/2017	2,704	2,986
2.38	%,	06/30/2018	3,188	3,295		4.75	%,	02/15/2037	90	115
2.38	%,	12/31/2020	1,285	1,305		4.75	%,	02/15/2041	1,728	2,238
2.38	%,	08/15/2024	3,575	3,534		4.88	%,	08/15/2016	1,950	2,106
2.50	%,	06/30/2017	3,129	3,257		5.13	%,	05/15/2016	1,240	1,334
2.50	%,	08/15/2023	2,922	2,939		5.25	%,	11/15/2028	2,210	2,843
2.50	%,	05/15/2024	6,970	6,974		5.38	%,	02/15/2031	2,500	3,309
2.63	%,	02/29/2016	1,800	1,859		5.50	%,	08/15/2028	750	984
2.63	%,	04/30/2016	1,105	1,144		6.00	%,	02/15/2026	725	968
2.63	%,	01/31/2018	1,136	1,186		6.13	%,	08/15/2029	228	319
2.63	%,	04/30/2018	451	471		6.25	%,	08/15/2023	1,140	1,492
2.63	%,	08/15/2020	5,890	6,089		6.25	%,	05/15/2030	700	1,000
2.63	%,	11/15/2020	2,792	2,880		6.50	%,	11/15/2026	848	1,187
2.75	%,	11/30/2016	2,506	2,616		6.75	%,	08/15/2026	500	710
2.75	%,	05/31/2017	1,900	1,990		7.25	%,	05/15/2016	700	777
2.75	%,	12/31/2017	125	131		7.25	%,	08/15/2022	2,500	3,401
2.75	%,	02/28/2018	1,673	1,753		7.50	%,	11/15/2016	250	286
2.75	%,	02/15/2019	1,003	1,050		7.88	%,	02/15/2021	129	173
2.75	%,	11/15/2023	3,457	3,543		8.00	%,	11/15/2021	1,094	1,514
2.75	%,	02/15/2024	4,790	4,903		8.75	%,	05/15/2017	1,053	1,267
2.75	%,	08/15/2042	2,111	1,934		8.88	%,	08/15/2017	2,000	2,444
2.75	%,	11/15/2042	3,730	3,412		9.13	%,	05/15/2018	300	383
2.88	%,	03/31/2018	722	759		9.25	%,	02/15/2016	465	522
2.88	%,	05/15/2043	3,653	3,422		9.88	%,	11/15/2015	3,274	3,628
3.00	%,	08/31/2016	7,594	7,946						$561,069
3.00	%,	09/30/2016	1,466	1,535		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.00	%,	02/28/2017	204	214		OBLIGATIONS				$1,020,295
3.00	%,	05/15/2042	1,127	1,088		Total Investments				$1,756,167
3.13	%,	10/31/2016	2,524	2,653		Liabilities in Excess of Other Assets, Net - (9.30)%				$(149,420)
3.13	%,	01/31/2017	1,648	1,737		TOTAL NET ASSETS - 100.00%				$1,606,747

See accompanying notes.

	Schedule of Investments
	Bond Market Index Account
	September 30, 2014 (unaudited)

(a)	Variable Rate. Rate shown is in effect at September 30, 2014.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$1,467 or 0.09% of net assets.
(c) Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,302 or 0.27% of net assets.
(e)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements for additional information.

Portfolio Summary	(unaudited)
Sector		Percent
Government		41.76%
Mortgage Securities		30.58%
Exchange Traded Funds		10.63%
Financial		8.41%
Consumer, Non-cyclical		3.61%
Energy		2.98%
Communications		2.79%
Utilities		1.94%
Industrial		1.66%
Consumer, Cyclical		1.42%
Basic Materials		1.18%
Technology		1.04%
Revenue Bonds		0.53%
Asset Backed Securities		0.39%
General Obligation Unlimited		0.34%
Insured		0.03%
General Obligation Limited		0.01%
Investments Sold Short		(0.04)%
Liabilities in Excess of Other Assets, Net		(9.26)%
TOTAL NET ASSETS		100.00%

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.04)%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.04)%
4.50%, 10/01/2026	$600	$633

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		633
OBLIGATIONS (proceeds $632)
TOTAL SHORT SALES (proceeds $632)		$633

See accompanying notes.

		Schedule of Investments
		Diversified Balanced Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 14.86%
International Equity Index Fund (a)	6,539,352	$67,159
MidCap S&P 400 Index Fund (a)	1,989,585	38,479
SmallCap S&P 600 Index Fund (a)	1,620,781	38,412
		$144,050

Principal Variable Contracts Funds, Inc. Class 1 - 85.20%
Bond Market Index Account (a)	47,907,839	486,744
LargeCap S&P 500 Index Account (a)	24,303,489	339,034
		$825,778
TOTAL INVESTMENT COMPANIES		$969,828
Total Investments		$969,828
Liabilities in Excess of Other Assets, Net - (0.06)%		$(567)
TOTAL NET ASSETS - 100.00%		$969,261

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary(unaudited)
Fund Type		Percent
Fixed Income Funds		50.22%
Domestic Equity Funds		42.91%
International Equity Funds		6.93%
Liabilities in Excess of Other Assets, Net		(0.06)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
September 30, 2014 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	43,143,959	$433,139	6,580,742	$66,757	1,816,862	$18,310	47,907,839	$481,586
International Equity Index Fund	5,818,109	57,331	1,151,359	12,162	430,116	4,567	6,539,352	64,929
LargeCap S&P 500 Index Account	22,615,659	211,264	3,446,624	47,204	1,758,794	24,434	24,303,489	234,229
MidCap S&P 400 Index Fund	1,840,036	25,883	297,558	5,759	148,009	2,892	1,989,585	28,782
SmallCap S&P 600 Index Fund	1,391,882	22,092	343,704	8,378	114,805	2,858	1,620,781	27,633
		$749,709		$140,260		$53,061		$837,159

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$5,056			$—			$—
International Equity Index Fund		—			3			—
LargeCap S&P 500 Index Account		4,864			195			6,754
MidCap S&P 400 Index Fund		—			32			—
SmallCap S&P 600 Index Fund		—			21			—
		$9,920			$251			$6,754
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Diversified Balanced Managed Volatility Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 97.67%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 14.50%
International Equity Index Fund (a)	403,783	$4,147
MidCap S&P 400 Index Fund (a)	122,829	2,376
SmallCap S&P 600 Index Fund (a)	100,051	2,371
		$8,894

Principal Variable Contracts Funds, Inc. Class 1 - 83.17%
Bond Market Index Account (a)	2,957,721	30,050
LargeCap S&P 500 Managed Volatility Index	1,881,377	20,959
Account (a)
		$51,009
TOTAL INVESTMENT COMPANIES		$59,903
Total Investments		$59,903
Other Assets in Excess of Liabilities, Net - 2.33%		$1,432
TOTAL NET ASSETS - 100.00%		$61,335

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		48.99%
Domestic Equity Funds		41.91%
International Equity Funds		6.77%
Other Assets in Excess of Liabilities, Net		2.33%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
September 30, 2014 (unaudited)

	December 31,	December 31,						September 30,	September 30,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	35,439	$351	2,970,611	$30,120	48,329		$488	2,957,721	$29,983
International Equity Index Fund	4,770	54	409,959	4,343	10,946		117	403,783	4,280
LargeCap S&P 500 Managed	23,709	244	1,920,124	20,673	62,456		682	1,881,377	20,236
Volatility Index Account
MidCap S&P 400 Index Fund	1,510	28	125,835	2,441	4,516		89	122,829	2,380
SmallCap S&P 600 Index Fund	1,142	28	102,504	2,513	3,595		90	100,051	2,451
		$705		$60,090			$1,466		$59,330

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Account		$245			$—	$			—
International Equity Index Fund		—			—				—
LargeCap S&P 500 Managed Volatility
Index Account		7			1				7
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$252			$1	$			7
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Account
September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.26%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 19.88%
International Equity Index Fund (a)	26,063,105	$267,668
MidCap S&P 400 Index Fund (a)	6,938,317	134,187
SmallCap S&P 600 Index Fund (a)	5,652,170	133,957
		$535,812

Principal Variable Contracts Funds, Inc.Class 1 - 80.38%
Bond Market Index Account (a)	93,557,632	950,545
LargeCap S&P 500 Index Account (a)	87,175,605	1,216,100
		$2,166,645
TOTAL INVESTMENT COMPANIES		$2,702,457
Total Investments		$2,702,457
Liabilities in Excess of Other Assets, Net - (0.26)%		$(7,115)
TOTAL NET ASSETS - 100.00%		$2,695,342

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.07%
Fixed Income Funds		35.26%
International Equity Funds		9.93%
Liabilities in Excess of Other Assets, Net		(0.26)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Account
September 30, 2014 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	77,476,746	$776,428	18,629,013	$188,845	2,548,127	$25,612	93,557,632	$939,661
International Equity Index Fund	21,320,931	216,648	5,776,228	61,007	1,034,054	10,963	26,063,105	266,691
LargeCap S&P 500 Index Account	74,590,076	736,822	16,681,874	228,553	4,096,345	57,113	87,175,605	908,359
MidCap S&P 400 Index Fund	5,900,146	87,287	1,376,022	26,592	337,851	6,623	6,938,317	107,302
SmallCap S&P 600 Index Fund	4,463,204	76,234	1,466,584	35,758	277,618	6,931	5,652,170	105,074
		$1,893,419		$540,755		$107,242		$2,327,087

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$9,768			$—			$—
International Equity Index Fund		—			(1)			—
LargeCap S&P 500 Index Account		17,262			97			23,968
MidCap S&P 400 Index Fund		—			46			—
SmallCap S&P 600 Index Fund		—			13			—
		$27,030			$155			$23,968
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Diversified Growth Managed Volatility Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.56%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 19.93%
International Equity Index Fund (a)	1,123,068	$11,534
MidCap S&P 400 Index Fund (a)	298,936	5,781
SmallCap S&P 600 Index Fund (a)	243,504	5,771
		$23,086

Principal Variable Contracts Funds, Inc.Class 1 - 80.63%
Bond Market Index Account (a)	4,031,075	40,956
LargeCap S&P 500 Managed Volatility Index	4,709,679	52,466
Account (a)
		$93,422
TOTAL INVESTMENT COMPANIES		$116,508
Total Investments		$116,508
Liabilities in Excess of Other Assets, Net - (0.56)%		$(650)
TOTAL NET ASSETS - 100.00%		$115,858

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary(unaudited)
Fund Type		Percent
Domestic Equity Funds		55.25%
Fixed Income Funds		35.35%
International Equity Funds		9.96%
Liabilities in Excess of Other Assets, Net		(0.56)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
September 30, 2014 (unaudited)

	December 31,	December 31,						September 30,	September 30,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	119,488	$1,182	3,959,416	$40,161	47,829		$485	4,031,075	$40,858
International Equity Index Fund	32,765	363	1,109,123	11,759	18,820		201	1,123,068	11,921
LargeCap S&P 500 Managed	146,514	1,505	4,679,965	50,375	116,800		1,284	4,709,679	50,596
Volatility Index Account
MidCap S&P 400 Index Fund	9,076	170	298,069	5,780	8,209		162	298,936	5,788
SmallCap S&P 600 Index Fund	6,867	169	243,172	5,965	6,535		163	243,504	5,971
		$3,389		$114,040			$2,295		$115,134

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Account		$353			$—	$			—
International Equity Index Fund		—			—				—
LargeCap S&P 500 Managed Volatility
Index Account		17			—				18
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$370			$—	$			18
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Diversified Income Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.62%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 9.86%
International Equity Index Fund (a)	582,715	$5,985
MidCap S&P 400 Index Fund (a)	232,685	4,500
SmallCap S&P 600 Index Fund (a)	189,549	4,492
		$14,977

Principal Variable Contracts Funds, Inc. Class 1 - 89.76%
Bond Market Index Account (a)	9,711,417	98,668
LargeCap S&P 500 Index Account (a)	2,706,938	37,762
		$136,430
TOTAL INVESTMENT COMPANIES		$151,407
Total Investments		$151,407
Other Assets in Excess of Liabilities, Net - 0.38%		$583
TOTAL NET ASSETS - 100.00%		$151,990

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64.92%
Domestic Equity Funds		30.76%
International Equity Funds		3.94%
Other Assets in Excess of Liabilities, Net		0.38%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Income Account
September 30, 2014 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	7,349,043	$74,333	3,386,119	$34,369	1,023,745	$10,325	9,711,417	$98,376
International Equity Index Fund	435,580	4,506	229,572	2,430	82,437	870	582,715	6,066
LargeCap S&P 500 Index Account	2,116,571	22,935	1,001,077	13,782	410,710	5,641	2,706,938	31,103
MidCap S&P 400 Index Fund	180,818	2,850	87,293	1,687	35,426	687	232,685	3,854
SmallCap S&P 600 Index Fund	136,782	2,594	80,048	1,951	27,281	674	189,549	3,874
		$107,218		$54,219		$18,197		$143,273

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$993			$(1)			$—
International Equity Index Fund		—			—			—
LargeCap S&P 500 Index Account		525			27			729
MidCap S&P 400 Index Fund		—			4			—
SmallCap S&P 600 Index Fund		—			3			—
		$1,518			$33			$729
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2014 (unaudited)

COMMON STOCKS - 98.88%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.35%				Chemicals - 2.78%
WPP PLC	81,434	$1,631		BASF SE	35,377	$3,227
				Givaudan SA (a)	1,377	2,195
				Johnson Matthey PLC	35,575	1,677
Aerospace & Defense - 1.24%				Sasol Ltd	60,640	3,289
Airbus Group NV	37,972	2,387		Yara International ASA	53,099	2,667
Safran SA	33,625	2,180				$13,055
Thales SA	24,160	1,286
		$5,853		Commercial Services - 2.09%
				Ashtead Group PLC	89,002	1,497
Agriculture - 2.32%				Cielo SA	63,100	1,027
British American Tobacco PLC	83,790	4,722		G8 Education Ltd	198,159	886
Japan Tobacco Inc	137,700	4,475		Kroton Educacional SA	416,400	2,616
KT&G Corp	19,144	1,713		Stantec Inc	20,401	1,335
		$10,910		TAL Education Group ADR(a)	43,346	1,515
Airlines - 0.78%				WuXi PharmaTech Cayman Inc ADR(a)	26,680	934
easyJet PLC	90,646	2,086				$9,810
Ryanair Holdings PLC ADR(a)	28,045	1,583
				Computers - 1.00%
		$3,669		Cap Gemini SA	22,743	1,631
Automobile Manufacturers - 2.24%				Fujitsu Ltd	250,000	1,539
Daimler AG	49,266	3,762		Ingenico	14,936	1,525
Fuji Heavy Industries Ltd	51,300	1,700				$4,695
Toyota Motor Corp	86,300	5,078		Distribution & Wholesale - 0.88%
		$10,540		Hitachi High-Technologies Corp	34,700	998
Automobile Parts & Equipment - 2.48%				Mitsui & Co Ltd	198,000	3,123
Bridgestone Corp	67,200	2,222				$4,121
Continental AG	16,047	3,040		Diversified Financial Services - 2.73%
Georg Fischer AG (a)	1,301	764
				Daiwa Securities Group Inc	395,000	3,133
Kenda Rubber Industrial Co Ltd	2,700	5		Macquarie Group Ltd	46,461	2,338
Magna International Inc	19,500	1,851		Mega Financial Holding Co Ltd	2,003,663	1,642
Stanley Electric Co Ltd	55,200	1,195		ORIX Corp	256,180	3,537
Valeo SA	23,182	2,576		Paragon Group of Cos PLC/The	145,880	807
		$11,653		Shinhan Financial Group Co Ltd	29,766	1,370
Banks - 12.87%						$12,827
Alpha Bank AE (a)	1,682,338	1,304
Axis Bank Ltd (b)	234,210	1,436		Electric - 2.52%
				Enel SpA	632,489	3,346
Bangkok Bank PCL	169,100	1,094		Iberdrola SA	389,318	2,783
Bank of China Ltd	3,997,200	1,791		Korea Electric Power Corp	55,280	2,513
Bank of Georgia Holdings PLC	24,105	957		Tenaga Nasional BHD	853,300	3,222
Bank of Montreal	36,200	2,664				$11,864
Commonwealth Bank of Australia	26,853	1,768
Danske Bank A/S	68,916	1,868		Electrical Components & Equipment - 0.85%
DBS Group Holdings Ltd	144,000	2,077		Delta Electronics Inc	177,000	1,118
DNB ASA	230,218	4,308		Hitachi Ltd	375,261	2,867
ICICI Bank Ltd ADR	52,963	2,600				$3,985
Lloyds Banking Group PLC (a)	2,396,258	2,981
Malayan Banking Bhd	618,600	1,878		Electronics - 2.22%
Mitsubishi UFJ Financial Group Inc	546,400	3,079		Hon Hai Precision Industry Co Ltd	948,640	2,988
National Bank of Greece SA (a)	279,832	819		Hoya Corp	60,000	2,015
Natixis	450,724	3,101		Japan Aviation Electronics Industry Ltd	40,600	926
Nordea Bank AB	319,123	4,137		Merry Electronics Co Ltd	211,050	980
Royal Bank of Canada	61,005	4,360		Minebea Co Ltd	77,082	1,052
Skandinaviska Enskilda Banken AB	312,938	4,164		Omron Corp	54,700	2,486
Sumitomo Mitsui Financial Group Inc	107,300	4,372				$10,447
Svenska Handelsbanken AB	63,830	2,989		Engineering & Construction - 1.62%
Swedbank AB	100,101	2,510		Acciona SA (a)	12,023	898
Toronto-Dominion Bank/The	86,800	4,284		ACS Actividades de Construccion y Servicios	46,738	1,791
		$60,541		SA
Beverages - 2.09%				Promotora y Operadora de Infraestructura SAB	75,600	1,035
				de CV (a)
AMBEV SA ADR	282,625	1,851
Anheuser-Busch InBev NV	50,857	5,640		Skanska AB	68,473	1,412
Asahi Group Holdings Ltd	52,600	1,522		Vinci SA	43,107	2,502
Britvic PLC	73,908	798				$7,638
		$9,811		Entertainment - 0.26%
Biotechnology - 0.41%				OPAP SA	95,124	1,247
CSL Ltd	29,648	1,922
				Food - 2.68%
				Aryzta AG (a)	22,918	1,975
Building Materials - 0.39%
CSR Ltd	316,353	922		Associated British Foods PLC	39,948	1,732
Kingspan Group PLC	56,197	898		Greencore Group PLC	247,972	937
				Gruma SAB de CV (a)	117,300	1,256
		$1,820

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Food (continued)				Media - 1.36%
Nestle SA	62,052	$4,560		Grupo Televisa SAB ADR	55,336	$1,875
Saputo Inc	55,600	1,555		ITV PLC	1,345,700	4,518
X5 Retail Group NV (a)	32,863	606				$6,393
		$12,621
				Metal Fabrication & Hardware - 0.34%
Forest Products & Paper - 0.62%				Catcher Technology Co Ltd	173,000	1,602
Mondi PLC	80,522	1,313

Stora Enso OYJ	195,677	1,624		Mining - 1.18%
		$2,937		BHP Billiton Ltd	111,394	3,283
Gas - 0.80%				BHP Billiton PLC	81,214	2,247
Gas Natural SDG SA	87,744	2,581				$5,530

Keyera Corp	14,700	1,185		Miscellaneous Manufacturing - 0.63%
		$3,766		IMI PLC	63,355	1,260
Hand & Machine Tools - 0.22%				Largan Precision Co Ltd	24,000	1,717
Fuji Electric Co Ltd	210,000	1,016				$2,977

				Office & Business Equipment - 0.57%
Healthcare - Products - 1.15%				Seiko Epson Corp	56,000	2,698
Coloplast A/S	53,937	4,511

Sonova Holding AG	5,763	918		Oil & Gas - 7.21%
		$5,429		Beach Energy Ltd	485,313	598
Healthcare - Services - 0.28%				Canadian Natural Resources Ltd	119,400	4,639
Ramsay Health Care Ltd	29,743	1,303		Lukoil OAO ADR	30,829	1,570
				Parex Resources Inc (a)	77,600	863
				PetroChina Co Ltd	2,006,000	2,571
Holding Companies - Diversified - 0.30%				Royal Dutch Shell PLC - A Shares	81,481	3,114
Wharf Holdings Ltd/The	201,000	1,428		Royal Dutch Shell PLC - B Shares	145,192	5,740
				SK Holdings Co Ltd	5,664	1,013
Home Builders - 1.51%				Statoil ASA	130,621	3,556
Barratt Developments PLC	347,430	2,222		Suncor Energy Inc	114,000	4,126
Persimmon PLC (a)	106,950	2,301		Total SA	66,783	4,324
Taylor Wimpey PLC	1,421,496	2,586		Vermilion Energy Inc	29,230	1,779
		$7,109				$33,893

Home Furnishings - 0.55%				Packaging & Containers - 0.21%
Howden Joinery Group PLC	166,609	913		Rexam PLC	125,681	999
Steinhoff International Holdings Ltd	344,619	1,651
		$2,564		Pharmaceuticals - 7.42%
Insurance - 5.75%				Actelion Ltd (a)	13,603	1,593
Allianz SE	22,683	3,662		Bayer AG	34,642	4,820
BB Seguridade Participacoes SA	115,000	1,517		BTG PLC (a)	98,627	1,116
Direct Line Insurance Group PLC	385,058	1,833		Novartis AG	96,616	9,098
Hannover Rueck SE	40,918	3,302		Novo Nordisk A/S	133,639	6,363
Legal & General Group PLC	686,124	2,539		Orion OYJ	25,395	992
Manulife Financial Corp	98,400	1,893		Roche Holding AG	32,587	9,623
Porto Seguro SA	53,889	627		Shire PLC	14,765	1,274
Prudential PLC	181,171	4,028				$34,879
Sampo Oyj	85,632	4,140		Real Estate - 3.49%
Sanlam Ltd	241,258	1,392		Brookfield Asset Management Inc	126,142	5,663
Tokio Marine Holdings Inc	67,900	2,107		Cheung Kong Holdings Ltd	254,000	4,178
		$27,040		Deutsche Wohnen AG	39,787	847
Internet - 0.92%				GAGFAH SA (a)	50,600	941
Alibaba Group Holding Ltd ADR(a)	4,140	368		Mitsui Fudosan Co Ltd	107,000	3,284
Tencent Holdings Ltd	184,500	2,746		REA Group Ltd	17,444	660
Vipshop Holdings Ltd ADR(a)	6,542	1,236		Wheelock & Co Ltd	177,000	844
		$4,350				$16,417

Iron & Steel - 0.18%				REITS - 0.66%
APERAM (a)	27,882	870		Mirvac Group	1,000,427	1,505
				RioCan Real Estate Investment Trust	29,482	676
				Segro PLC	160,978	945
Lodging - 0.28%						$3,126
MGM China Holdings Ltd	459,200	1,323
				Retail - 3.60%
				Alimentation Couche-Tard Inc	152,252	4,868
Machinery - Construction & Mining - 0.86%				Dollarama Inc	44,600	3,783
Mitsubishi Electric Corp	304,000	4,053		E-Mart Co Ltd	3,137	686
				Jumbo SA	54,596	690
Machinery - Diversified - 0.22%				Next PLC	21,248	2,274
Sumitomo Heavy Industries Ltd	184,000	1,036		Pandora A/S	34,575	2,700
				Poundland Group PLC (a)	186,795	955

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary(unaudited)
			Country	Percent
Retail (continued)			Japan	15.84%
Travis Perkins PLC	35,863	$964	Canada	11.66%
		$16,920	United Kingdom	11.60%
Semiconductors - 3.21%			Switzerland	6.53%
ams AG	37,680	1,425	Germany	5.37%
ARM Holdings PLC	158,191	2,305	France	5.30%
Dialog Semiconductor PLC (a)	32,288	901	Denmark	3.91%
Everlight Electronics Co Ltd	461,000	987	Australia	3.73%
MediaTek Inc	98,000	1,451	Taiwan, Province Of China	3.39%
Samsung Electronics Co Ltd	1,724	1,931	Sweden	3.23%
SK Hynix Inc (a)	58,450	2,587	Korea, Republic Of	3.06%
Taiwan Semiconductor Manufacturing Co Ltd	877,140	3,492	China	2.67%
		$15,079	Norway	2.25%
			Brazil	2.06%
Shipbuilding - 0.21%			Netherlands	1.88%
Mitsui Engineering & Shipbuilding Co Ltd	449,000	1,011	India	1.81%
			Spain	1.71%
Software - 1.25%			South Africa	1.63%
HCL Technologies Ltd	110,378	3,062	Belgium	1.53%
Tech Mahindra Ltd	35,294	1,419	Finland	1.43%
UBISOFT Entertainment (a)	86,477	1,418	Hong Kong	1.37%
		$5,899	Malaysia	1.35%
			Greece	1.11%
Telecommunications - 5.92%			Ireland	1.00%
Belgacom SA	45,047	1,568	Mexico	0.88%
BT Group PLC	793,841	4,870	Italy	0.71%
China Telecom Corp Ltd	2,294,000	1,406	Russian Federation	0.46%
Hellenic Telecommunications Organization SA	87,811	1,153	Singapore	0.44%
(a)			United States	0.42%
KDDI Corp	82,200	4,945	Luxembourg	0.38%
Nippon Telegraph & Telephone Corp	77,900	4,831	Austria	0.31%
Orange SA	134,980	2,014	Macao	0.28%
SK Telecom Co Ltd	9,426	2,593	Thailand	0.23%
SoftBank Corp	46,700	3,262	Georgia	0.20%
Telekom Malaysia Bhd	598,300	1,204	Other Assets in Excess of Liabilities, Net	0.27%
		$27,846	TOTAL NET ASSETS	100.00%
Transportation - 3.18%
AP Moeller - Maersk A/S - B shares	1,254	2,971
Canadian National Railway Co	77,276	5,486
Canadian Pacific Railway Ltd	18,600	3,860
Deutsche Post AG	53,463	1,704
Seino Holdings Co Ltd	116,000	930
		$14,951
TOTAL COMMON STOCKS		$465,104
INVESTMENT COMPANIES - 0.42%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 0.42%
BlackRock Liquidity Funds FedFund Portfolio	1,961,161	1,961

TOTAL INVESTMENT COMPANIES		$1,961
PREFERRED STOCKS - 0.43%	Shares Held	Value (000's)

Food - 0.43%
Cia Brasileira de Distribuicao	46,300	2,030

TOTAL PREFERRED STOCKS		$2,030
Total Investments		$469,095
Other Assets in Excess of Liabilities, Net - 0.27%		$1,253
TOTAL NET ASSETS - 100.00%		$470,348

(a) Non-Income Producing Security
(b)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$1,436 or 0.31% of net assets.

See accompanying notes.

Schedule of Investments
Equity Income Account
September 30, 2014 (unaudited)

COMMON STOCKS - 97.47%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.25%				Healthcare - Products - 1.77%
Lockheed Martin Corp	39,998	$7,311		Becton Dickinson and Co	40,026	$4,555
Raytheon Co	70,569	7,171		Medtronic Inc	109,943	6,811
		$14,482				$11,366

Apparel - 1.30%				Insurance - 6.29%
VF Corp	127,003	8,386		ACE Ltd	126,527	13,269
				Allstate Corp/The	117,202	7,193
				Chubb Corp/The	42,973	3,914
Automobile Manufacturers - 0.98%				MetLife Inc	263,089	14,133
PACCAR Inc	110,687	6,295		Swiss Re AG ADR	25,001	1,996
						$40,505

Automobile Parts & Equipment - 2.01%				Machinery - Diversified - 1.92%
Autoliv Inc	66,187	6,084		Deere & Co	151,104	12,389
Johnson Controls Inc	155,510	6,842
		$12,926
				Media - 0.39%
Banks - 9.13%				Walt Disney Co/The	28,393	2,528
Australia & New Zealand Banking Group Ltd	69,566	1,883
ADR
Bank of Nova Scotia/The	99,910	6,179		Mining - 0.86%
Grupo Financiero Santander Mexico SAB de	181,364	2,454		BHP Billiton Ltd ADR	93,788	5,522
CV ADR
JP Morgan Chase & Co	220,390	13,276		Miscellaneous Manufacturing - 1.60%
M&T Bank Corp	45,670	5,631		3M Co	22,969	3,254
PNC Financial Services Group Inc/The	127,060	10,874		Parker-Hannifin Corp	61,652	7,038
US Bancorp/MN	201,362	8,423				$10,292
Wells Fargo & Co	193,550	10,039
		$58,759		Oil & Gas - 11.42%
				Chevron Corp	72,131	8,607
Beverages - 0.74%				Crescent Point Energy Corp	218,860	7,899
Coca-Cola Co/The	111,211	4,744		Exxon Mobil Corp	99,012	9,312
				Marathon Oil Corp	160,817	6,045
Chemicals - 1.26%				Marathon Petroleum Corp	146,712	12,422
Air Products & Chemicals Inc	25,384	3,304		Occidental Petroleum Corp	123,334	11,859
EI du Pont de Nemours & Co	66,648	4,783		Royal Dutch Shell PLC - B shares ADR	147,520	11,672
		$8,087		Total SA ADR	88,227	5,686
						$73,502
Computers - 3.91%
Apple Inc	143,354	14,443		Pharmaceuticals - 12.96%
EMC Corp/MA	251,416	7,356		Abbott Laboratories	217,206	9,034
International Business Machines Corp	17,700	3,360		AbbVie Inc	152,095	8,785
		$25,159		GlaxoSmithKline PLC ADR	149,206	6,859
				Johnson & Johnson	65,122	6,941
Distribution & Wholesale - 0.99%				Merck & Co Inc	242,010	14,346
Genuine Parts Co	72,347	6,346		Novartis AG ADR	86,476	8,140
				Pfizer Inc	361,935	10,702
Diversified Financial Services - 5.24%				Roche Holding AG ADR	257,156	9,512
BlackRock Inc	37,874	12,435		Teva Pharmaceutical Industries Ltd ADR	169,367	9,104
Discover Financial Services	172,763	11,124				$83,423
FNF Group	366,769	10,174		Pipelines - 3.43%
		$33,733		Enterprise Products Partners LP	247,448	9,972
Electric - 3.44%				Kinder Morgan Energy Partners LP	40,048	3,736
NextEra Energy Inc	71,757	6,737		Kinder Morgan Inc/DE	218,813	8,389
Northeast Utilities	112,751	4,995				$22,097
Wisconsin Energy Corp	115,862	4,982		Private Equity - 1.26%
Xcel Energy Inc	178,163	5,416		KKR & Co LP	362,947	8,094
		$22,130

Electrical Components & Equipment - 0.39%				REITS - 4.46%
Emerson Electric Co	40,057	2,507		American Capital Agency Corp	357,327	7,593
				Annaly Capital Management Inc	835,725	8,926
				Digital Realty Trust Inc (a)	194,889	12,157
Electronics - 1.04%
Garmin Ltd	43,534	2,263				$28,676
Honeywell International Inc	47,268	4,402		Retail - 2.26%
		$6,665		Costco Wholesale Corp	21,788	2,731
Food - 3.08%				McDonald's Corp	62,378	5,914
Kraft Foods Group Inc	111,706	6,300		Tiffany & Co	61,304	5,904
Kroger Co/The	260,643	13,554				$14,549
		$19,854		Semiconductors - 4.21%
Gas - 1.06%				Applied Materials Inc	337,325	7,289
Sempra Energy	64,903	6,840		Maxim Integrated Products Inc	180,118	5,447
				Microchip Technology Inc	178,914	8,450

See accompanying notes.

		Schedule of Investments
		Equity Income Account
		September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd	291,120	$5,875
ADR
		$27,061

Software - 0.86%
Microsoft Corp	119,307	5,531

Telecommunications - 1.96%
BCE Inc	188,558	8,063
Verizon Communications Inc	77,224	3,860
Vodafone Group PLC ADR	20,347	669
		$12,592

Toys, Games & Hobbies - 2.38%
Hasbro Inc	187,812	10,329
Mattel Inc	162,829	4,991
		$15,320

Transportation - 2.62%
Norfolk Southern Corp	49,302	5,502
Union Pacific Corp	48,658	5,275
United Parcel Service Inc	61,652	6,060
		$16,837
TOTAL COMMON STOCKS		$627,197
INVESTMENT COMPANIES - 2.50%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.50%
BlackRock Liquidity Funds FedFund Portfolio	16,070,640	16,071

TOTAL INVESTMENT COMPANIES		$16,071
Total Investments		$643,268
Other Assets in Excess of Liabilities, Net - 0.03%		$203
TOTAL NET ASSETS - 100.00%		$643,471

(a) Security is Illiquid

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.38%
Consumer, Non-cyclical		18.55%
Energy		14.85%
Consumer, Cyclical		9.92%
Industrial		9.82%
Technology		8.98%
Utilities		4.50%
Exchange Traded Funds		2.50%
Communications		2.35%
Basic Materials		2.12%
Other Assets in Excess of Liabilities, Net		0.03%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2014 (unaudited)

	INVESTMENT COMPANIES - 0.85%				Shares Held	Value(000	's)					Principal
								BONDS (continued)				Amount (000's)	Value (000's)
	Publicly Traded Investment Fund - 0.85%
	BlackRock Liquidity Funds FedFund Portfolio				2,700,522	$2,701		Mortgage Backed Securities (continued)
								Ginnie Mae (continued)
	TOTAL INVESTMENT COMPANIES					$2,701		2.30	%,	08/16/2041		$1,979	$2,036
								2.60	%,	09/16/2042(a)	,(c)	2,172	2,224
					Principal			3.50	%,	12/20/2034	(a)	8,553	805
BONDS	- 30.58%				Amount (000's)	Value(000	's)
								3.50	%,	05/20/2039		597	625
	Home Equity Asset Backed Securities - 1.56%							3.50	%,	07/16/2045		1,900	1,954
	ACE Securities Corp Mortgage Loan Trust							4.00	%,	09/16/2026	(a)	4,352	568
	Series 2007-D1							4.00	%,	04/20/2038	(a)	3,074	389
	6.34	%,	02/25/2038(a)	,(b)	$3,300	$3,225		Jefferies Resecuritization Trust 2010-R4
	6.93	%,	02/25/2038	(b)	1,765	1,737		5.00	%,	10/26/2036	(b)	1,477	1,521
						$4,962		JP Morgan Chase Commercial Mortgage
	Mortgage Backed Securities - 28.77%							Securities Trust 2006-LDP8
	BCAP LLC 2010-RR2 Trust							5.48	%,	05/15/2045		900	952
	2.33	%,	06/26/2045(a)	,(b)	2,400	2,380		JP Morgan Chase Commercial Mortgage
	CFCRE Commercial Mortgage Trust 2011-C1							Securities Trust 2006-LDP9
	5.73	%,	04/15/2044(a)	,(b)	1,000	1,112		5.37	%,	05/15/2047		2,200	2,287
	Citigroup Mortgage Loan Trust 2009-11							JP Morgan Chase Commercial Mortgage
	1.51	%,	10/25/2035(a)	,(b)	187	187		Securities Trust 2011-C5
								5.50	%,	08/15/2046(a)	,(b)	2,000	2,236
	Citigroup Mortgage Loan Trust 2010-10
	2.44	%,	02/25/2036(a)	,(b)	1,400	1,342		JP Morgan Chase Commercial Mortgage
	Citigroup Mortgage Loan Trust 2010-9							Securities Trust 2013-C10
								3.37	%,	12/15/2047	(a)	1,200	1,187
	4.25	%,	01/25/2036	(b)	2,220	2,277
	Fannie Mae Grantor Trust 2005-T1							JP Morgan Chase Commercial Mortgage
	0.50	%,	05/25/2035	(a)	511	509		Securities Trust 2013-C16
								5.11	%,	12/15/2046	(a)	1,800	1,942
	Fannie Mae REMICS
	2.00	%,	02/25/2040	(a)	1,824	1,734		Morgan Stanley Re-REMIC Trust 2010-R1
								2.61	%,	07/26/2035(a)	,(b)	1,300	1,316
	2.50	%,	11/25/2041		1,391	1,379
	3.50	%,	01/25/2028	(a)	6,490	964		Sequoia Mortgage Trust 2013-12
								4.00	%,	12/25/2043(a)	,(b)	1,616	1,670
	3.50	%,	11/25/2042	(a)	7,171	1,437
	4.00	%,	11/25/2042	(a)	3,618	816		Springleaf Mortgage Loan Trust
								2.31	%,	06/25/2058(a)	,(b)	1,100	1,077
	6.50	%,	02/25/2047		271	291
	7.00	%,	04/25/2032		292	333		Springleaf Mortgage Loan Trust 2013-3
								3.79	%,	09/25/2057(a)	,(b)	1,000	1,007
	8.70	%,	12/25/2019		4	4
	Freddie Mac REMICS							Structured Asset Sec Corp Mort Pass Thr Certs
	1.50	%,	04/15/2028		2,554	2,463		Series 2004-3
								5.68	%,	03/25/2034	(a)	824	855
	2.50	%,	11/15/2032		1,866	1,818
	2.50	%,	01/15/2043	(a)	4,544	740		WFRBS Commercial Mortgage Trust 2014-
	2.50	%,	02/15/2043		1,807	1,755		C23
								4.38	%,	10/14/2057	(a)	1,000	1,035
	3.00	%,	11/15/2030	(a)	6,359	754
	3.00	%,	05/15/2033		2,700	2,566		WFRBS Commercial Mortgage Trust 2014-
	3.50	%,	04/15/2038	(a)	4,496	557		LC14
								4.34	%,	03/15/2047	(a)	2,450	2,427
	3.50	%,	08/15/2040	(a)	6,364	1,064
	3.50	%,	10/15/2042	(a)	4,019	899							$91,226
	4.00	%,	09/15/2018		41	41		Other Asset Backed Securities - 0.25%
	4.00	%,	05/15/2039		4,200	4,329		Chase Funding Trust Series 2004-1
	4.00	%,	08/15/2039	(a)	7,791	1,106		0.61	%,	12/25/2033	(a)	98	90
	4.00	%,	10/15/2040		3,000	3,035		TAL Advantage V LLC
	4.50	%,	05/15/2037	(a)	1,309	1,386		3.33	%,	05/20/2039(a)	,(b),(c)	685	688
	Ginnie Mae												$778
	0.61	%,	01/16/2054	(a)	22,368	1,236
	0.69	%,	04/16/2053	(a)	14,414	558		TOTAL BONDS					$96,966
	0.74	%,	05/16/2053	(a)	13,125	886		U.S. GOVERNMENT & GOVERNMENT				Principal
	0.75	%,	11/16/2045	(a)	27,227	1,669		AGENCY OBLIGATIONS - 67.82%				Amount (000's) Value (000's)
	0.80	%,	12/16/2053	(a)	16,568	1,070		Federal Home Loan Mortgage Corporation (FHLMC) -
	0.86	%,	02/16/2053	(a)	24,211	1,720		16.91%
	0.87	%,	02/16/2053	(a)	15,484	1,091		2.00	%,	02/01/2028		$2,149	$2,105
								2.35	%,	09/01/2032	(a)	29	29
	0.88	%,	09/16/2055	(a)	31,649	1,887
	0.92	%,	03/16/2049	(a)	10,547	623		2.50	%,	09/01/2027		803	811
	0.92	%,	03/16/2052	(a)	8,790	710		2.50	%,	02/01/2028		1,632	1,649
	0.92	%,	10/16/2054	(a)	15,615	906		3.00	%,	02/01/2027		1,940	1,997
	0.93	%,	02/16/2053	(a)	23,093	1,850		3.00	%,	08/01/2042		1,287	1,273
	0.95	%,	11/16/2052	(a)	19,033	1,475		3.00	%,	10/01/2042		1,761	1,753
	0.96	%,	02/16/2046	(a)	13,602	946		3.00	%,	10/01/2042		901	892
	0.97	%,	04/16/2053	(a)	9,287	675		3.00	%,	10/01/2042		1,640	1,621
	0.98	%,	09/16/2053	(a)	14,441	1,047		3.00	%,	05/01/2043		1,849	1,835
	1.00	%,	02/16/2055	(a)	26,394	1,380		3.50	%,	02/01/2032		2,679	2,790
	1.03	%,	01/16/2053	(a)	10,331	889		3.50	%,	04/01/2042		2,979	3,044
	1.23	%,	09/16/2053	(a)	13,982	832		3.50	%,	04/01/2042		756	772
	1.42	%,	08/16/2052	(a)	12,274	762		3.50	%,	07/01/2042		3,654	3,738
	1.58	%,	12/16/2042	(a)	1,907	1,871		3.50	%,	09/01/2042		1,707	1,744
	2.24	%,	03/16/2046(a)	,(c)	1,771	1,752

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT				Principal			U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)							Federal Home Loan Mortgage Corporation (FHLMC)
(continued)							(continued)
3.50	%,	10/01/2042		$1,038	$ 1,063		6.50	%,	08/01/2031		$6	$7
4.00	%,	08/01/2026		1,155	1,233		6.50	%,	10/01/2031		13	15
4.00	%,	12/01/2040		734	775		6.50	%,	10/01/2031		21	25
4.00	%,	07/01/2042		1,371	1,455		6.50	%,	12/01/2031		40	47
4.00	%,	01/01/2043		2,178	2,298		6.50	%,	01/01/2032		129	150
4.00	%,	06/01/2043		2,512	2,656		6.50	%,	02/01/2032		36	40
4.50	%,	08/01/2033		110	119		6.50	%,	05/01/2032		87	100
4.50	%,	07/01/2039		1,549	1,683		6.50	%,	04/01/2035		18	21
4.50	%,	12/01/2040		1,593	1,720		7.00	%,	09/01/2023		15	15
4.50	%,	05/01/2041		1,471	1,598		7.00	%,	12/01/2023		7	8
4.50	%,	11/01/2043		1,853	2,030		7.00	%,	01/01/2024		8	9
5.00	%,	10/01/2025		405	445		7.00	%,	09/01/2027		9	11
5.00	%,	02/01/2033		506	558		7.00	%,	01/01/2028		79	89
5.00	%,	06/01/2033		349	391		7.00	%,	04/01/2028		42	48
5.00	%,	05/01/2035		168	185		7.00	%,	05/01/2028		6	7
5.00	%,	07/01/2035		40	44		7.00	%,	08/01/2028		12	12
5.00	%,	07/01/2035		303	336		7.00	%,	10/01/2031		17	20
5.00	%,	07/01/2035		82	91		7.00	%,	10/01/2031		22	26
5.00	%,	10/01/2035		135	149		7.00	%,	04/01/2032		119	134
5.00	%,	06/01/2039		1,077	1,194		7.50	%,	10/01/2030		20	24
5.00	%,	01/01/2040		1,191	1,314		7.50	%,	02/01/2031		9	10
5.50	%,	04/01/2018		66	70		7.50	%,	02/01/2031		13	15
5.50	%,	11/01/2018		175	186		7.50	%,	02/01/2031		16	20
5.50	%,	03/01/2024		18	20		8.00	%,	10/01/2030		30	36
5.50	%,	03/01/2033		334	374		8.00	%,	12/01/2030		2	2
5.50	%,	01/01/2038		304	338		8.50	%,	07/01/2029		34	37
5.50	%,	02/01/2038		382	417							$53,622
5.50	%,	04/01/2038		35	39
5.50	%,	05/01/2038		134	150		Federal National Mortgage Association (FNMA) - 31.82%
6.00	%,	04/01/2017		33	34		2.00	%,	10/01/2027		815	799
6.00	%,	04/01/2017		27	28		2.00	%,	10/01/2027		2,067	2,025
							2.21	%,	12/01/2032	(a)	51	54
6.00	%,	05/01/2017		30	32		2.26	%,	12/01/2033	(a)	240	255
6.00	%,	07/01/2017		21	21		2.27	%,	07/01/2034	(a)	104	109
6.00	%,	12/01/2023		11	12
6.00	%,	05/01/2031		27	31		2.50	%,	05/01/2027		2,136	2,160
6.00	%,	12/01/2031		37	42		2.50	%,	06/01/2027		2,036	2,060
6.00	%,	09/01/2032		44	50		2.50	%,	06/01/2027		2,542	2,572
6.00	%,	11/01/2033		105	120		2.50	%,	05/01/2028		1,285	1,300
6.00	%,	11/01/2033		110	126		3.00	%,	05/01/2028		1,697	1,753
6.00	%,	05/01/2034		301	344		3.00	%,	10/01/2042		2,612	2,591
6.00	%,	05/01/2034		486	540		3.00	%,	11/01/2042		911	901
6.00	%,	09/01/2034		145	166		3.00	%,	02/01/2043		1,828	1,817
6.00	%,	02/01/2035		139	159		3.00	%,	02/01/2043		1,899	1,881
6.00	%,	10/01/2036	(a)	152	173		3.00	%,	04/01/2043		1,627	1,610
6.00	%,	03/01/2037		116	132		3.50	%,	02/01/2042		2,033	2,091
6.00	%,	01/01/2038	(a)	91	104		3.50	%,	09/01/2042		3,465	3,556
6.00	%,	01/01/2038		239	274		3.50	%,	11/01/2042		2,496	2,562
6.00	%,	01/01/2038		613	704		3.50	%,	12/01/2042		2,521	2,588
6.00	%,	04/01/2038		108	121		4.00	%,	05/01/2025		821	876
6.50	%,	11/01/2016		16	17		4.00	%,	01/01/2034		1,242	1,322
6.50	%,	06/01/2017		41	42		4.00	%,	11/01/2040		1,302	1,374
6.50	%,	06/01/2018		7	8		4.00	%,	12/01/2040		1,119	1,187
6.50	%,	08/01/2021		7	7		4.00	%,	01/01/2041		2,325	2,453
6.50	%,	12/01/2021		43	48		4.00	%,	02/01/2041		2,773	2,940
6.50	%,	04/01/2022		48	55		4.00	%,	02/01/2041		2,147	2,265
6.50	%,	05/01/2022		34	39		4.00	%,	03/01/2041		3,024	3,191
6.50	%,	05/01/2023		21	22		4.00	%,	04/01/2041		2,366	2,497
6.50	%,	04/01/2024		10	12		4.00	%,	11/01/2041		1,214	1,281
6.50	%,	04/01/2026		7	8		4.00	%,	04/01/2042		1,373	1,449
6.50	%,	05/01/2026		5	6		4.00	%,	08/01/2043		928	985
6.50	%,	05/01/2026		8	9		4.00	%,	10/01/2043		955	1,011
6.50	%,	12/01/2027		7	8		4.00	%,	10/01/2043		853	905
6.50	%,	01/01/2028		10	12		4.50	%,	12/01/2019		71	76
6.50	%,	03/01/2028		7	8		4.50	%,	01/01/2020		263	279
6.50	%,	09/01/2028		15	17		4.50	%,	08/01/2039		931	1,019
6.50	%,	09/01/2028		2	2		4.50	%,	09/01/2039		1,544	1,681
6.50	%,	10/01/2028		44	50		4.50	%,	01/01/2041		3,193	3,498
6.50	%,	11/01/2028		9	10		4.50	%,	08/01/2041		1,366	1,499
6.50	%,	12/01/2028		22	26		4.50	%,	09/01/2041		1,986	2,149
6.50	%,	03/01/2029		9	10		4.50	%,	09/01/2043		3,387	3,711
6.50	%,	07/01/2031		71	81		4.50	%,	09/01/2043		1,417	1,553

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT			Principal			U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)						Federal National Mortgage Association (FNMA) (continued)
4.50	%,	10/01/2043	$1,856	$ 2,034		6.50	%,	06/01/2031	$19	$21
4.50	%,	11/01/2043	1,931	2,117		6.50	%,	09/01/2031	19	21
5.00	%,	01/01/2018	152	161		6.50	%,	01/01/2032	4	5
5.00	%,	11/01/2018	133	141		6.50	%,	04/01/2032	77	88
5.00	%,	05/01/2033	2,632	2,954		6.50	%,	08/01/2032	24	28
5.00	%,	05/01/2034	501	554		6.50	%,	11/01/2032	35	39
5.00	%,	04/01/2035	314	350		6.50	%,	11/01/2032	38	41
5.00	%,	04/01/2035	204	227		6.50	%,	12/01/2032	71	81
5.00	%,	07/01/2035	16	18		6.50	%,	02/01/2033	65	74
5.00	%,	02/01/2038	736	825		6.50	%,	07/01/2034	153	177
5.00	%,	03/01/2038	1,123	1,259		6.50	%,	12/01/2036	143	162
5.00	%,	02/01/2040	3,046	3,419		6.50	%,	07/01/2037	69	81
5.00	%,	06/01/2040	879	974		6.50	%,	07/01/2037	48	54
5.00	%,	07/01/2040	1,043	1,171		6.50	%,	02/01/2038	51	58
5.00	%,	07/01/2041	2,330	2,615		6.50	%,	02/01/2039	398	450
5.00	%,	07/01/2041	1,520	1,688		7.00	%,	01/01/2027	8	9
5.50	%,	08/01/2017	32	34		7.00	%,	11/01/2027	8	9
5.50	%,	12/01/2017	47	50		7.00	%,	08/01/2028	36	41
5.50	%,	01/01/2018	89	94		7.00	%,	12/01/2028	27	32
5.50	%,	07/01/2019	62	66		7.00	%,	04/01/2029	8	8
5.50	%,	08/01/2019	13	14		7.00	%,	10/01/2029	38	44
5.50	%,	08/01/2019	15	16		7.00	%,	05/01/2031	5	5
5.50	%,	08/01/2019	29	31		7.00	%,	11/01/2031	106	123
5.50	%,	08/01/2019	97	103		7.50	%,	04/01/2022	2	2
5.50	%,	08/01/2019	25	27		7.50	%,	11/01/2029	27	29
5.50	%,	08/01/2019	12	13		8.00	%,	05/01/2027	34	37
5.50	%,	09/01/2019	72	77		8.00	%,	09/01/2027	13	13
5.50	%,	10/01/2019	29	31		8.00	%,	06/01/2030	4	5
5.50	%,	05/01/2024	82	91		8.50	%,	02/01/2023	1	1
5.50	%,	05/01/2033	37	41		8.50	%,	10/01/2027	36	36
5.50	%,	06/01/2033	167	188		9.00	%,	09/01/2030	12	14
5.50	%,	06/01/2033	137	154						$100,900
5.50	%,	09/01/2033	803	910		Government National Mortgage Association (GNMA) -
5.50	%,	02/01/2037	18	21		10.55%
5.50	%,	03/01/2038	289	327		3.00	%,	04/15/2027	1,380	1,447
5.50	%,	03/01/2038	399	447		3.00	%,	11/15/2042	1,834	1,850
5.50	%,	08/01/2038	244	276		3.00	%,	12/15/2042	3,581	3,613
6.00	%,	08/01/2016	16	17		3.00	%,	02/15/2043	2,700	2,734
6.00	%,	12/01/2016	36	37		3.50	%,	05/20/2027	914	965
6.00	%,	08/01/2017	52	54		3.50	%,	11/15/2041	2,718	2,814
6.00	%,	06/01/2022	53	60		3.50	%,	12/20/2041	2,078	2,152
6.00	%,	03/01/2026	8	9		3.50	%,	01/15/2043	2,122	2,208
6.00	%,	11/01/2028	25	28		3.50	%,	06/20/2043	1,398	1,457
6.00	%,	08/01/2031	102	116		4.00	%,	03/20/2040	2,064	2,195
6.00	%,	12/01/2031	22	26		4.00	%,	08/15/2041	1,969	2,110
6.00	%,	01/01/2033	148	169		4.50	%,	09/20/2039	1,368	1,489
6.00	%,	02/01/2034	55	63		4.50	%,	07/15/2040	1,759	1,922
6.00	%,	05/01/2037	449	498		5.00	%,	09/15/2033	13	14
6.00	%,	07/01/2037	431	490		5.00	%,	02/15/2034	752	835
6.00	%,	11/01/2037	80	91		5.00	%,	09/15/2039	123	136
6.00	%,	12/01/2037	21	23		5.50	%,	07/20/2033	340	386
6.00	%,	03/01/2038	162	185		5.50	%,	11/15/2033	69	77
6.00	%,	08/01/2038	989	1,132		5.50	%,	03/20/2034	358	407
6.00	%,	10/01/2038	312	352		5.50	%,	05/20/2035	325	369
6.50	%,	06/01/2016	13	13		5.50	%,	11/15/2038	410	460
6.50	%,	08/01/2017	31	32		5.50	%,	01/15/2039	139	155
6.50	%,	11/01/2023	75	84		5.50	%,	01/15/2039	591	664
6.50	%,	05/01/2024	30	34		5.50	%,	03/15/2039	469	523
6.50	%,	09/01/2024	32	36		6.00	%,	06/20/2024	91	102
6.50	%,	07/01/2025	15	16		6.00	%,	06/20/2024	26	29
6.50	%,	08/01/2025	38	41		6.00	%,	02/20/2026	6	7
6.50	%,	02/01/2026	11	12		6.00	%,	04/20/2026	12	13
6.50	%,	03/01/2026	2	3		6.00	%,	05/20/2026	6	7
6.50	%,	05/01/2026	7	7		6.00	%,	06/20/2026	10	11
6.50	%,	06/01/2026	4	4		6.00	%,	06/20/2026	12	13
6.50	%,	07/01/2028	12	14		6.00	%,	07/20/2026	9	10
6.50	%,	09/01/2028	21	24		6.00	%,	09/20/2026	10	11
6.50	%,	02/01/2029	5	6		6.00	%,	03/20/2027	24	27
6.50	%,	03/01/2029	12	13		6.00	%,	01/20/2028	8	9
6.50	%,	04/01/2029	6	6		6.00	%,	03/20/2028	6	6
6.50	%,	06/01/2031	12	14		6.00	%,	06/20/2028	31	35

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT					Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)					Amount (000's)	Value (000's)	Sector	Percent
Government National Mortgage Association (GNMA)							Mortgage Securities	88.05%
(continued)							Government	8.54%
	6.00	%,	07/20/2028		$20	$22	Asset Backed Securities	1.81%
	6.00	%,	02/20/2029		19	22	Exchange Traded Funds	0.85%
	6.00	%,	03/20/2029		38	43	Other Assets in Excess of Liabilities, Net	0.75%
	6.00	%,	07/20/2029		38	43	TOTAL NET ASSETS	100.00%
	6.00	%,	05/20/2032	(a)	69	80
	6.00	%,	07/20/2033		262	302
	6.50	%,	12/20/2025		15	17
	6.50	%,	01/20/2026		39	42
	6.50	%,	02/20/2026		18	21
	6.50	%,	03/20/2031		23	27
	6.50	%,	04/20/2031		24	28
	6.50	%,	11/15/2038		710	805
	7.00	%,	01/15/2028		6	7
	7.00	%,	01/15/2028		3	3
	7.00	%,	01/15/2028		2	2
	7.00	%,	01/15/2028		11	13
	7.00	%,	01/15/2028		2	2
	7.00	%,	03/15/2028		158	177
	7.00	%,	05/15/2028		57	63
	7.00	%,	01/15/2029		19	21
	7.00	%,	03/15/2029		8	8
	7.00	%,	05/15/2031		17	20
	7.00	%,	06/20/2031		16	19
	7.00	%,	09/15/2031		43	49
	7.00	%,	06/15/2032		228	266
	7.50	%,	01/15/2023		1	1
	7.50	%,	01/15/2023		1	1
	7.50	%,	01/15/2023		1	1
	7.50	%,	02/15/2023		3	3
	7.50	%,	02/15/2023		6	6
	7.50	%,	04/15/2023		22	25
	7.50	%,	06/15/2023		6	7
	7.50	%,	06/15/2023		2	2
	7.50	%,	07/15/2023		1	1
	7.50	%,	09/15/2023		4	4
	7.50	%,	09/15/2023		4	5
	7.50	%,	10/15/2023		8	9
	7.50	%,	11/15/2023		7	8
	8.00	%,	07/15/2026		2	2
	8.00	%,	08/15/2026		4	5
	8.00	%,	01/15/2027		2	2
	8.00	%,	02/15/2027		1	1
						$33,447

U.S. Treasury - 8.54%
	1.75	%,	10/31/2018		3,000	3,022
	2.25	%,	11/30/2017		5,000	5,162
	3.13	%,	05/15/2021		10,100	10,703
	4.25	%,	11/15/2040		2,900	3,483
	6.25	%,	08/15/2023		3,600	4,711
						$27,081
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS						$215,050
Total Investments						$314,717
Other Assets in Excess of Liabilities, Net - 0.75%						$2,392
TOTAL NET ASSETS - 100.00%						$317,109

(a)	Variable Rate. Rate shown is in effect at September 30, 2014.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
	1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $21,775 or 6.87% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager
	under procedures established and periodically reviewed by the Board of
	Directors. At the end of the period, the fair value of these securities totaled
	$4,664 or 1.47% of net assets.

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2014 (unaudited)

	COMMON STOCKS - 0.00%				Shares Held	Value(000	's)					Principal
								BONDS (continued)				Amount (000's)	Value (000's)
	Computers - 0.00%
	SONICblue Inc (a),(b)				500,000	$—		Banks (continued)
								Wells Fargo & Co
								7.98	%,	12/31/2049	(c)	$2,000	$2,189
	Transportation - 0.00%												$21,923
	Trailer Bridge Inc (a),(b)				1,186	—
								Beverages - 1.50%
	TOTAL COMMON STOCKS					$—		Anheuser-Busch InBev Worldwide Inc
	INVESTMENT COMPANIES - 4.77%				Shares Held	Value(000	's)	2.50	%,	07/15/2022		750	709
								7.75	%,	01/15/2019		2,000	2,414
	Publicly Traded Investment Fund - 4.77%							Innovation Ventures LLC / Innovation
	BlackRock Liquidity Funds FedFund Portfolio				13,810,158	13,810		Ventures Finance Corp
								9.50	%,	08/15/2019	(d)	1,250	1,225
	TOTAL INVESTMENT COMPANIES					$13,810							$4,348
					Principal
	BONDS- 65.32%				Amount (000's)	Value(000	's)	Biotechnology - 1.28%
								Amgen Inc
	Aerospace & Defense - 0.40%							3.63	%,	05/15/2022		500	508
	Boeing Co/The							3.88	%,	11/15/2021		2,000	2,103
	8.75	%,	08/15/2021		$850	$1,151		Gilead Sciences Inc
								4.40	%,	12/01/2021		1,000	1,091
	Airlines - 0.13%												$3,702
	Southwest Airlines Co 1994-A Pass Through							Chemicals - 0.51%
	Trust							Airgas Inc
	9.15	%,	07/01/2016		368	383		1.65	%,	02/15/2018		1,000	990
								Eagle Spinco Inc
	Automobile Floor Plan Asset Backed Securities - 2.94%							4.63	%,	02/15/2021		500	480
	Ally Master Owner Trust												$1,470
	0.60	%,	04/15/2018	(c)	2,000	2,003
	CNH Wholesale Master Note Trust							Commercial Services - 0.85%
	0.75%, 08/15/2019 (c),(d)				2,000	2,005		ERAC USA Finance LLC
								6.38	%,	10/15/2017	(d)	1,000	1,137
	Ford Credit Floorplan Master Owner Trust A							7.00	%,	10/15/2037	(d)	1,000	1,321
	0.53	%,	01/15/2018	(c)	1,000	1,001
	0.55	%,	02/15/2019	(c)	500	501							$2,458
	Nissan Master Owner Trust Receivables							Computers - 0.57%
	0.45	%,	02/15/2018	(c)	1,000	1,000		Apple Inc
	Volkswagen Credit Auto Master Trust							2.40	%,	05/03/2023		1,750	1,655
	0.50	%,	07/22/2019(c)	,(d)	2,000	2,000

						$8,510		Credit Card Asset Backed Securities - 0.46%
	Automobile Manufacturers - 0.36%							Cabela's Master Credit Card Trust
	American Honda Finance Corp							0.50	%,	03/16/2020	(c)	1,325	1,324
	0.73	%,	10/07/2016	(c)	500	503
	General Motors Co							Diversified Financial Services - 3.50%
	4.88	%,	10/02/2023		500	529		DVI Inc
						$1,032		0.00	%,	02/01/2004(a)	,(b),(e)	900	56
Banks	- 7.57%							0.00	%,	02/01/2004(a)	,(b),(e)	400	25
	Bank of America Corp							Ford Motor Credit Co LLC
	5.42	%,	03/15/2017		800	866		3.98	%,	06/15/2016		3,000	3,142
	8.00	%,	12/29/2049	(c)	1,000	1,078		General Electric Capital Corp
	8.13	%,	12/29/2049	(c)	1,000	1,082		1.23	%,	03/15/2023	(c)	2,000	2,008
	Citigroup Inc							5.30	%,	02/11/2021		500	563
	3.95	%,	06/15/2016		2,000	2,101		International Lease Finance Corp
	4.50	%,	01/14/2022		1,000	1,072		8.75	%,	03/15/2017	(c)	1,000	1,115
	Goldman Sachs Group Inc/The							Jefferies Group LLC
	3.63	%,	02/07/2016		500	517		5.13	%,	04/13/2018		750	817
	5.38	%,	03/15/2020		2,000	2,227		6.25	%,	01/15/2036		1,425	1,500
	ING Bank NV							8.50	%,	07/15/2019		750	927
	5.00	%,	06/09/2021	(d)	1,000	1,123							$10,153
	JP Morgan Chase & Co
	7.90	%,	04/29/2049	(c)	1,000	1,083		Electric - 7.39%
								Exelon Generation Co LLC
	Morgan Stanley							6.20	%,	10/01/2017		2,000	2,249
	5.50	%,	07/28/2021		1,000	1,126		GenOn Americas Generation LLC
	6.25	%,	08/09/2026		850	1,022		8.50	%,	10/01/2021		1,250	1,170
	PNC Financial Services Group Inc/The
	6.75	%,	07/29/2049	(c)	2,000	2,210		GenOn Energy Inc
								9.88	%,	10/15/2020		750	780
	SunTrust Bank/Atlanta GA							LG&E and KU Energy LLC
	2.75	%,	05/01/2023		1,000	953		4.38	%,	10/01/2021		1,000	1,076
	US Bancorp/MN							Metropolitan Edison Co
	1.65	%,	05/15/2017		3,000	3,027		3.50	%,	03/15/2023	(d)	1,000	993
	3.60	%,	09/11/2024		250	247		NiSource Finance Corp
								5.25	%,	09/15/2017		2,000	2,206

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's)	Value (000's)		BONDS (continued)				Amount (000's)	Value (000's)

Electric (continued)							Leisure Products & Services (continued)
Oncor Electric Delivery Co LLC							Royal Caribbean Cruises Ltd
7.00	%,	09/01/2022		$2,000	$2,525		7.25	%,	03/15/2018		$1,000	$1,120
PacifiCorp							Seven Seas Cruises S de RL LLC
5.25	%,	06/15/2035		850	994		9.13	%,	05/15/2019		1,000	1,065
6.25	%,	10/15/2037		500	649							$3,951
PPL Energy Supply LLC
5.70	%,	10/15/2035		2,000	2,075		Lodging - 0.72%
Solar Star Funding LLC							Boyd Gaming Corp
5.38	%,	06/30/2035	(d)	1,500	1,606		9.13	%,	12/01/2018		2,000	2,085
Southwestern Electric Power Co
3.55	%,	02/15/2022		1,000	1,024	Media	- 2.47%
5.38	%,	04/15/2015		1,275	1,303		21st Century Fox America Inc
TransAlta Corp							6.40	%,	12/15/2035		1,000	1,240
4.50	%,	11/15/2022		1,750	1,753		8.00	%,	10/17/2016		1,000	1,137
Tucson Electric Power Co							Comcast Corp
3.85	%,	03/15/2023		1,000	1,004		6.45	%,	03/15/2037		2,000	2,556
					$21,407		Historic TW Inc
							9.15	%,	02/01/2023		250	337
Entertainment - 0.18%							Time Warner Cable Inc
Greektown Holdings LLC/Greektown							6.55	%,	05/01/2037		1,500	1,892
Mothership Corp
8.88	%,	03/15/2019	(d)	250	249							$7,162
Peninsula Gaming LLC / Peninsula Gaming							Mining - 0.61%
Corp							Glencore Canada Corp
8.38	%,	02/15/2018	(d)	250	261		6.00	%,	10/15/2015		1,675	1,757
					$510

Environmental Control - 1.66%							Oil & Gas - 5.73%
ADS Waste Holdings Inc							BG Energy Capital PLC
8.25	%,	10/01/2020		1,500	1,564		4.00	%,	10/15/2021	(d)	2,000	2,092
Republic Services Inc							BP Capital Markets PLC
3.55	%,	06/01/2022		1,000	1,016		3.25	%,	05/06/2022		1,000	992
5.00	%,	03/01/2020		2,000	2,217		4.75	%,	03/10/2019		2,000	2,203
					$4,797		Linn Energy LLC / Linn Energy Finance Corp
							6.50	%,	05/15/2019		1,000	980
Forest Products & Paper - 0.75%							Nabors Industries Inc
Plum Creek Timberlands LP							5.00	%,	09/15/2020		1,000	1,095
4.70	%,	03/15/2021		2,000	2,173		Petro-Canada
							9.25	%,	10/15/2021		1,075	1,461
Healthcare - Services - 1.23%							Phillips 66
HCA Inc							4.30	%,	04/01/2022		1,000	1,062
7.50	%,	11/06/2033		250	262		Rowan Cos Inc
HealthSouth Corp							4.88	%,	06/01/2022		750	779
5.75	%,	11/01/2024		500	510		5.00	%,	09/01/2017		2,000	2,161
7.25	%,	10/01/2018		210	218		W&T Offshore Inc
7.75	%,	09/15/2022		802	855		8.50	%,	06/15/2019		1,000	1,035
Roche Holdings Inc							Whiting Petroleum Corp
0.57	%,	09/30/2019(c)	,(d)	1,000	999		5.75	%,	03/15/2021		1,250	1,322
Vantage Oncology LLC / Vantage Oncology							XTO Energy Inc
Finance Co							6.75	%,	08/01/2037		1,000	1,422
9.50	%,	06/15/2017	(d)	750	728							$16,604

					$3,572		Oil & Gas Services - 1.42%
Insurance - 2.49%							Exterran Partners LP / EXLP Finance Corp
Fidelity National Financial Inc							6.00	%,	04/01/2021		2,000	1,945
6.60	%,	05/15/2017		2,500	2,781		Weatherford International Ltd/Bermuda
First American Financial Corp							5.13	%,	09/15/2020		2,000	2,181
4.30	%,	02/01/2023		2,000	2,013							$4,126
Prudential Financial Inc
7.38	%,	06/15/2019		1,000	1,218		Other Asset Backed Securities - 1.37%
8.88	%,	06/15/2068	(c)	1,000	1,206		Drug Royalty II LP 2
							3.48	%,	07/15/2023(c)	,(d)	1,962	1,961
					$7,218		PFS Financing Corp
Iron & Steel - 1.47%							0.65	%,	04/17/2017(c)	,(d)	1,000	1,001
Allegheny Technologies Inc							0.70	%,	02/15/2018(c)	,(d)	1,000	999
5.95	%,	01/15/2021		2,000	2,156							$3,961
ArcelorMittal
6.00	%,	03/01/2021	(c)	2,000	2,103		Packaging & Containers - 0.34%
							Sealed Air Corp
					$4,259		6.88	%,	07/15/2033	(d)	1,000	974
Leisure Products & Services - 1.36%
Carnival Corp
7.20	%,	10/01/2023		1,475	1,766

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2014 (unaudited)

					Principal						Principal
	BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)				Amount (000's)		Value(000	's)

	Pharmaceuticals - 0.33%						Trucking & Leasing - 1.09%
	AbbVie Inc						Penske Truck Leasing Co Lp / PTL Finance
	2.90	%,	11/06/2022		$1,000	$956	Corp
							3.75	%,	05/11/2017	(d)	$3,000		$3,154

	Pipelines - 2.51%
	ANR Pipeline Co						TOTAL BONDS						$189,199
	9.63	%,	11/01/2021		1,000	1,412					Principal
	Buckeye Partners LP						CONVERTIBLE BONDS - 1.36%				Amount (000's)	Value	(000	's)
	4.35	%,	10/15/2024		500	495	Automobile Parts & Equipment - 1.00%
	El Paso Natural Gas Co LLC						Meritor Inc
	7.50	%,	11/15/2026		2,100	2,659	7.88	%,	03/01/2026		2,000		2,891
	Express Pipeline LLC
	7.39	%,	12/31/2019	(d)	814	866
	Southeast Supply Header LLC						Pharmaceuticals - 0.36%
	4.25	%,	06/15/2024	(d)	750	765	Omnicare Inc
	Southern Natural Gas Co LLC						3.25	%,	12/15/2035		433		447
	8.00	%,	03/01/2032		850	1,080	3.50	%,	02/15/2044		538		590
						$7,277							$1,037
							TOTAL CONVERTIBLE BONDS						$3,928
REITS	- 9.02%						SENIOR FLOATING RATE INTERESTS -				Principal
	Alexandria Real Estate Equities Inc						0.61%				Amount (000's)	Value	(000	's)
	4.60	%,	04/01/2022		1,250	1,312
	Arden Realty LP						Transportation - 0.61%
	5.25	%,	03/01/2015		1,000	1,008	Trailer Bridge Inc, Term Loan
	BioMed Realty LP						10.00%, 04/02/2016(b),(c),(e)				$1,775		$1,775
	3.85	%,	04/15/2016		1,000	1,042
	4.25	%,	07/15/2022		1,000	1,022	TOTAL SENIOR FLOATING RATE INTERESTS						$1,775
	6.13	%,	04/15/2020		1,000	1,146	U.S. GOVERNMENT & GOVERNMENT				Principal
	CubeSmart LP						AGENCY OBLIGATIONS - 27.34%				Amount (000's)	Value	(000	's)
	4.80	%,	07/15/2022		1,750	1,875	Federal Home Loan Mortgage Corporation (FHLMC) -
	Duke Realty LP						6.62%
	8.25	%,	08/15/2019		2,000	2,478	3.00	%,	10/01/2042		$1,822		$1,801
	HCP Inc						3.00	%,	10/01/2042		901		892
	3.75	%,	02/01/2019		1,000	1,053	3.00	%,	11/01/2042		887		877
	6.00	%,	03/01/2015		1,675	1,712	3.00	%,	12/01/2042		403		399
	Health Care REIT Inc						3.50	%,	10/01/2041		1,138		1,163
	6.13	%,	04/15/2020		1,000	1,157	3.50	%,	04/01/2042		1,512		1,545
	6.20	%,	06/01/2016		1,675	1,819	3.50	%,	04/01/2042		2,352		2,403
	Healthcare Realty Trust Inc						4.50	%,	08/01/2033		408		441
	6.50	%,	01/17/2017		2,000	2,212	4.50	%,	05/01/2039		915		987
	Hospitality Properties Trust						4.50	%,	06/01/2039		498		543
	4.65	%,	03/15/2024		750	760	4.50	%,	07/01/2039		1,642		1,787
	5.00	%,	08/15/2022		750	790	4.50	%,	12/01/2040		853		921
	Kimco Realty Corp						4.50	%,	10/01/2041		1,055		1,139
	6.88	%,	10/01/2019		2,000	2,376	5.00	%,	08/01/2019		256		270
	Simon Property Group LP						5.00	%,	08/01/2035		1,248		1,347
	10.35%, 04/01/2019				2,000	2,657	5.00	%,	11/01/2035		338		374
	Ventas Realty LP / Ventas Capital Corp						5.00	%,	10/01/2038		881		958
	3.25	%,	08/15/2022		1,750	1,702	5.50	%,	11/01/2017		44		47
						$26,121	5.50	%,	01/01/2018		21		22
							5.50	%,	05/01/2031		55		61
	Savings & Loans - 0.59%						5.50	%,	06/01/2035		135		151
	First Niagara Financial Group Inc						5.50	%,	01/01/2036		298		334
	6.75	%,	03/19/2020		500	570	5.50	%,	04/01/2036		172		194
	7.25	%,	12/15/2021		1,000	1,154	6.00	%,	03/01/2031		35		40
						$1,724	6.00	%,	05/01/2032		68		78
	Telecommunications - 1.67%						6.00	%,	06/01/2038		285		325
	Corning Inc						6.50	%,	06/01/2029		20		23
	4.75	%,	03/15/2042		750	793	6.50	%,	08/01/2029		23		26
	6.63	%,	05/15/2019		500	594	7.00	%,	01/01/2032		27		30
	Qwest Corp						9.00	%,	01/01/2025		5		6
	6.75	%,	12/01/2021		3,000	3,439							$19,184
						$4,826	Federal National Mortgage Association (FNMA) - 14.31%
	Transportation - 0.85%						3.00	%,	03/01/2042		1,565		1,547
	Navios Maritime Holdings Inc / Navios						3.00	%,	03/01/2042		1,562		1,545
	Maritime Finance II US Inc						3.00	%,	05/01/2042		840		830
	7.38	%,	01/15/2022	(d)	500	475	3.00	%,	06/01/2042		1,582		1,564
	Trailer Bridge Inc						3.00	%,	06/01/2042		793		784
	0.00	%,	11/15/2015(a)	,(b)	2,000	—	3.00	%,	08/01/2042		814		805
	15.25%, 03/31/2017(b),(c),(e)				2,147	2,001	3.50	%,	12/01/2040		1,357		1,389
						$2,476

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT					Principal		(d)	Security exempt from registration under Rule 144A of the Securities Act of
AGENCY OBLIGATIONS (continued)					Amount (000's)	Value (000's)	1933. These securities may be resold in transactions exempt from
							registration, normally to qualified institutional buyers. Unless otherwise
Federal National Mortgage Association (FNMA) (continued)							indicated, these securities are not considered illiquid. At the end of the
	3.50	%,	12/01/2041		$503	$515	period, the value of these securities totaled $25,934 or 8.95% of net assets.
	3.50	%,	03/01/2042		801	820	(e) Security is Illiquid
	3.50	%,	04/01/2042		1,469	1,504
	3.50	%,	02/01/2043		969	994
	3.50	%,	06/01/2043		1,463	1,500
	4.00	%,	03/01/2039		1,128	1,190	Portfolio Summary (unaudited)
	4.00	%,	08/01/2040		957	1,010	Sector	Percent
	4.00	%,	09/01/2040		2,038	2,156	Financial	23.17%
	4.00	%,	11/01/2040		1,024	1,081	Mortgage Securities	20.98%
	4.00	%,	10/01/2041		1,204	1,270	Energy	9.66%
	4.00	%,	10/01/2041		920	970	Utilities	7.39%
	4.00	%,	11/01/2041		1,440	1,520	Government	6.36%
	4.00	%,	04/01/2042		759	801	Consumer, Non-cyclical	5.55%
	4.00	%,	11/01/2043		2,343	2,483	Industrial	4.95%
	4.00	%,	01/01/2044		2,090	2,209	Asset Backed Securities	4.77%
	4.00	%,	02/01/2044		2,798	2,961	Exchange Traded Funds	4.77%
	4.50	%,	06/01/2039		449	486	Communications	4.14%
	4.50	%,	08/01/2039		473	516	Consumer, Cyclical	3.75%
	4.50	%,	05/01/2040		1,456	1,582	Basic Materials	3.34%
	4.50	%,	10/01/2040		1,649	1,789	Technology	0.57%
	4.50	%,	12/01/2040		910	989	Other Assets in Excess of Liabilities, Net	0.60%
	5.00	%,	01/01/2018		74	78	TOTAL NET ASSETS	100.00%
	5.00	%,	08/01/2035		559	617
	5.00	%,	04/01/2039		323	360
	5.00	%,	12/01/2039		380	419
	5.00	%,	04/01/2040		982	1,088
	5.00	%,	06/01/2040		794	884
	5.50	%,	03/01/2033		75	85
	5.50	%,	06/01/2033		246	276
	5.50	%,	02/01/2035		539	606
	6.00	%,	04/01/2032		60	69
	6.50	%,	05/01/2031		6	6
	6.50	%,	04/01/2032		88	100
	6.50	%,	05/01/2032		39	45
	7.00	%,	01/01/2030		2	2
						$41,445
Government National Mortgage Association (GNMA) -
0.05%
	6.00	%,	05/20/2032	(c)	59	68
	7.00	%,	06/20/2031		58	69
	9.00	%,	02/15/2025		4	4
						$141

U.S. Treasury - 6.36%
	1.38	%,	11/30/2018		1,000	992
	1.63	%,	11/15/2022		2,000	1,890
	1.75	%,	05/15/2022		2,000	1,923
	2.00	%,	11/15/2021		2,000	1,969
	2.63	%,	11/15/2020		2,000	2,062
	2.75	%,	02/15/2019		1,000	1,046
	3.13	%,	05/15/2019		2,000	2,125
	3.13	%,	05/15/2021		1,000	1,060
	3.13	%,	08/15/2044		1,000	984
	3.63	%,	02/15/2020		2,000	2,180
	3.63	%,	02/15/2044		1,000	1,081
	3.75	%,	08/15/2041		1,000	1,110
						$18,422
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS						$79,192
Total Investments						$287,904
Other Assets in Excess of Liabilities, Net - 0.60%						$1,743
TOTAL NET ASSETS - 100.00%						$289,647

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager
	under procedures established and periodically reviewed by the Board of
	Directors. At the end of the period, the fair value of these securities totaled
	$3,857 or 1.33% of net assets.
(c)	Variable Rate. Rate shown is in effect at September 30, 2014.

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
September 30, 2014 (unaudited)

PREFERRED STOCKS - 4.97%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks - 2.71%			Beverages (continued)
Banco Bradesco SA	72,400	$1,035	Thai Beverage PCL	674,000	$404
Itau Unibanco Holding SA	139,735	1,949			$1,023
		$2,984	Chemicals - 2.61%
Electric - 0.09%			LG Hausys Ltd	1,872	371
Cia Energetica de Sao Paulo	9,389	102	PTT Global Chemical PCL (a)	238,800	449
			Sasol Ltd	31,224	1,693
			UPL Ltd	65,959	363
Food - 0.64%					$2,876
Cia Brasileira de Distribuicao	16,100	706
			Commercial Services - 3.25%
			Cielo SA	51,800	843
Investment Companies - 0.31%			Kroton Educacional SA	227,700	1,431
Bradespar SA	46,500	340	OHL Mexico SAB de CV (b)	213,300	579
			TAL Education Group ADR(b)	20,978	733
Media - 0.04%					$3,586
Zee Entertainment Enterprises Ltd	3,223,416	44
			Computers - 1.21%
			Wipro Ltd	83,156	803
Oil & Gas - 0.85%			Wistron Corp	521,000	532
Petroleo Brasileiro SA	60,300	448			$1,335
Surgutneftegas OAO	716,100	494
		$942	Cosmetics & Personal Care - 0.70%
			Amorepacific Corp	339	768
Telecommunications - 0.33%
Telefonica Brasil SA	18,700	368
			Diversified Financial Services - 4.41%
TOTAL PREFERRED STOCKS		$5,486	Fubon Financial Holding Co Ltd	503,000	771
			Hana Financial Group Inc	21,240	775
COMMON STOCKS - 93.19%	Shares Held	Value (000's)	Mega Financial Holding Co Ltd	1,524,484	1,249
Advertising - 0.21%			Shinhan Financial Group Co Ltd	35,990	1,657
Multiplus SA	19,400	233	SinoPac Financial Holdings Co Ltd	95,534	41
			Taishin Financial Holding Co Ltd	786,076	368

Agriculture - 1.06%					$4,861
KT&G Corp	13,034	1,166	Electric - 4.23%
			China Resources Power Holdings Co Ltd	212,000	571
Apparel - 0.10%			Huadian Fuxin Energy Corp Ltd	1,152,000	675
Feng TAY Enterprise Co Ltd	41,600	116	Huadian Power International Corp Ltd	1,241,119	874
			Huaneng Power International Inc	312,000	340
			Korea Electric Power Corp	31,461	1,430
Automobile Manufacturers - 4.51%			Tenaga Nasional BHD	206,200	779
Brilliance China Automotive Holdings Ltd	446,000	779			$4,669
Hyundai Motor Co	5,644	1,017
Kia Motors Corp	17,030	867	Electrical Components & Equipment - 0.69%
Maruti Suzuki India Ltd (a)	13,960	724	Delta Electronics Inc	71,000	449
			LG Innotek Co Ltd (b)	2,826	308
Tata Motors Ltd ADR	36,397	1,591
		$4,978			$757

Automobile Parts & Equipment - 0.45%			Electronics - 2.07%
			Coretronic Corp (b)	108,000	174
Hiroca Holdings Ltd	62,909	220
Nexen Tire Corp	16,430	215	Hon Hai Precision Industry Co Ltd	464,354	1,463
Seoyeon Co Ltd	3,617	66	Hu Lane Associate Inc	94,000	352
		$501	Merry Electronics Co Ltd	63,375	294
					$2,283
Banks - 14.84%
Agricultural Bank of China Ltd	1,896,000	840	Engineering & Construction - 1.66%
Axis Bank Ltd (a)	184,975	1,134	China Railway Construction Corp Ltd	370,500	337
Banco de Chile	5,134,658	633	Grupo Aeroportuario del Sureste SAB de CV	43,558	562
Bangkok Bank PCL	126,400	817	Promotora y Operadora de Infraestructura SAB	43,308	593
Bank Negara Indonesia Persero Tbk PT	1,404,700	635	de CV (b)
Bank of China Ltd	3,777,800	1,692	Voltas Ltd	88,028	344
BDO Unibank Inc	160,700	351			$1,836
China Construction Bank Corp	2,809,902	1,969	Entertainment - 0.46%
Credicorp Ltd	4,365	670	OPAP SA	39,060	512
FirstRand Ltd	330,736	1,259
Grupo Financiero Inbursa SAB de CV	225,100	644
ICICI Bank Ltd ADR	30,509	1,498	Environmental Control - 0.65%
Industrial & Commercial Bank of China Ltd	2,272,000	1,416	Coway Co Ltd	8,923	712
Industrial Bank of Korea	57,120	861
Malayan Banking Bhd	283,100	859	Food - 4.46%
National Bank of Greece SA (b)	187,882	550	China Modern Dairy Holdings Ltd (b)	506,000	235
Turkiye Is Bankasi	244,430	543	Daesang Corp	7,832	383
		$16,371	GFPT PCL (a)	264,200	165
			Gruma SAB de CV (b)	81,000	867
Beverages - 0.93%
AMBEV SA ADR	94,444	619	Indofood Sukses Makmur Tbk PT	904,100	519

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Food (continued)			Real Estate - 0.63%
JBS SA	165,225	$622	Emlak Konut Gayrimenkul Yatirim Ortakligi	364,741	$381
Magnit OJSC	9,450	546	AS
Namchow Chemical Industrial Co Ltd	104,000	200	Shimao Property Holdings Ltd	157,000	317
Thai Union Frozen Products PCL (a)	108,900	248			$698
Universal Robina Corp	132,750	551
X5 Retail Group NV (b)	31,779	586	REITS - 1.20%
		$4,922	Fibra Uno Administracion SA de CV	236,000	776
			Mexico Real Estate Management SA de CV (b)	309,800	547
Gas - 0.32%					$1,323
Petronas Gas Bhd	51,300	358
			Retail - 1.03%
			ANTA Sports Products Ltd	315,000	640
Home Furnishings - 0.55%			GOME Electrical Appliances Holding Ltd	3,088,000	500
Steinhoff International Holdings Ltd	125,840	603			$1,140

			Semiconductors - 10.13%
Insurance - 4.50%			Advanced Semiconductor Engineering Inc	467,000	545
BB Seguridade Participacoes SA	65,100	859	Everlight Electronics Co Ltd	268,000	574
Cathay Financial Holding Co Ltd	554,007	903	Inotera Memories Inc (b)	208,000	309
PICC Property & Casualty Co Ltd	270,000	479	MediaTek Inc	23,000	341
Porto Seguro SA	26,123	304	Realtek Semiconductor Corp	98,000	348
Powszechny Zaklad Ubezpieczen SA	8,173	1,185	Samsung Electronics Co Ltd	3,416	3,826
Sanlam Ltd	213,184	1,230	Siliconware Precision Industries Co	406,000	557
		$4,960	SK Hynix Inc (b)	38,101	1,686
Internet - 1.96%			Taiwan Semiconductor Manufacturing Co Ltd	640,164	2,549
Alibaba Group Holding Ltd ADR(b)	1,953	173	Vanguard International Semiconductor Corp	300,000	438
Tencent Holdings Ltd	133,700	1,990			$11,173
		$2,163	Software - 0.70%
Iron & Steel - 1.58%			HCL Technologies Ltd	27,841	772
Eregli Demir ve Celik Fabrikalari TAS	218,198	405
POSCO	2,795	860	Telecommunications - 8.86%
Tata Steel Ltd	64,081	476	America Movil SAB de CV ADR	33,798	852
		$1,741	Bharti Infratel Ltd	62,473	298
			China Mobile Ltd	223,459	2,615
Machinery - Construction & Mining - 0.27%			China Telecom Corp Ltd	1,374,000	842
United Tractors Tbk PT	181,600	297	DiGi.Com Bhd	326,000	581
			Hellenic Telecommunications Organization SA	32,237	423
Media - 0.56%			(b)
Naspers Ltd	5,653	619	MTN Group Ltd	72,929	1,538
			Philippine Long Distance Telephone Co	5,315	367
			SK Telecom Co Ltd	2,784	766
Metal Fabrication & Hardware - 1.15%			Telekom Malaysia Bhd	398,200	802
Bharat Forge Ltd	27,747	370	Telekomunikasi Indonesia Persero Tbk PT	2,869,000	687
Catcher Technology Co Ltd	43,000	398
Hyosung Corp	6,929	497			$9,771
		$1,265	Transportation - 0.42%
Mining - 1.79%			Sinotrans Ltd	633,000	460
Anglo American PLC	17,636	393
Grupo Mexico SAB de CV	271,300	912	TOTAL COMMON STOCKS		$102,791
MMC Norilsk Nickel OJSC ADR	35,901	667	INVESTMENT COMPANIES - 1.28%	Shares Held	Value (000's)
		$1,972	Publicly Traded Investment Fund - 1.28%
Miscellaneous Manufacturing - 0.65%			BlackRock Liquidity Funds FedFund Portfolio	1,408,156	1,408
Largan Precision Co Ltd	10,000	715
			TOTAL INVESTMENT COMPANIES		$1,408
			Total Investments		$109,685
Oil & Gas - 7.10%			Other Assets in Excess of Liabilities, Net - 0.56%		$616
China Petroleum & Chemical Corp	1,356,400	1,188	TOTAL NET ASSETS - 100.00%		$110,301
CNOOC Ltd	747,000	1,288
Gazprom OAO ADR	76,204	536
Hindustan Petroleum Corp Ltd	46,590	364	(a)		Fair value of these investments is determined in good faith by the Manager
Lukoil OAO ADR	24,593	1,253	under procedures established and periodically reviewed by the Board of
PetroChina Co Ltd	1,026,000	1,315	Directors. At the end of the period, the fair value of these securities totaled
Petroleo Brasileiro SA ADR	75,597	1,073	$3,782 or 3.43% of net assets.
PTT Exploration & Production PCL (a)	82,700	407	(b) Non-Income Producing Security
Tatneft OAO ADR	11,603	410
		$7,834

Pharmaceuticals - 1.29%
Aurobindo Pharma Ltd	26,245	411
Lupin Ltd (a)	27,610	655
Sinopharm Group Co Ltd	97,200	356
		$1,422

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
September 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
China	16.60%
Korea, Republic Of	16.54%
Taiwan, Province Of China	12.61%
Brazil	9.90%
India	8.94%
South Africa	6.30%
Mexico	5.75%
Russian Federation	4.07%
Hong Kong	3.89%
Malaysia	3.06%
Thailand	2.26%
Indonesia	1.94%
Greece	1.34%
United States	1.28%
Turkey	1.20%
Philippines	1.15%
Poland	1.07%
Peru	0.61%
Chile	0.57%
United Kingdom	0.36%
Other Assets in Excess of Liabilities, Net	0.56%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
September 30, 2014 (unaudited)

COMMON STOCKS - 97.56%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.06%				Beverages (continued)
Interpublic Group of Cos Inc/The	1,434	$26		Coca-Cola Co/The	16,452	$702
Omnicom Group Inc	933	64		Coca-Cola Enterprises Inc	830	37
		$90		Constellation Brands Inc (a)	604	53
				Dr Pepper Snapple Group Inc	1,791	115
Aerospace & Defense - 2.36%				Keurig Green Mountain Inc	200	26
Boeing Co/The	4,992	635		Molson Coors Brewing Co	553	41
General Dynamics Corp	777	99		Monster Beverage Corp (a)	692	63
L-3 Communications Holdings Inc	305	36		PepsiCo Inc	21,954	2,044
Lockheed Martin Corp	639	117				$3,134
Northrop Grumman Corp	528	70
Orbital Sciences Corp (a)	25,720	715		Biotechnology - 3.17%
Raytheon Co	13,272	1,349		Alexion Pharmaceuticals Inc (a)	1,174	195
United Technologies Corp	4,408	465		Amgen Inc	15,931	2,237
		$3,486		Biogen Idec Inc (a)	1,650	545
				Celgene Corp (a)	2,879	273
Agriculture - 0.82%				Gilead Sciences Inc (a)	7,608	810
Altria Group Inc	5,839	268		Incyte Corp (a)	400	20
Archer-Daniels-Midland Co	3,269	167		Regeneron Pharmaceuticals Inc (a)	1,381	498
Philip Morris International Inc	8,503	709		United Therapeutics Corp (a)	100	13
Reynolds American Inc	1,103	65		Vertex Pharmaceuticals Inc (a)	900	101
		$1,209				$4,692

Airlines - 0.39%				Building Materials - 1.03%
American Airlines Group Inc	4,600	163		Eagle Materials Inc	12,650	1,288
Delta Air Lines Inc	7,134	259		Martin Marietta Materials Inc	1,015	131
Southwest Airlines Co	1,638	55		Vulcan Materials Co	1,846	111
United Continental Holdings Inc (a)	2,100	98
						$1,530
		$575
				Chemicals - 2.21%
Apparel - 0.44%				Air Products & Chemicals Inc	436	57
Hanesbrands Inc	600	64		Airgas Inc	900	100
Michael Kors Holdings Ltd (a)	1,448	103
				Celanese Corp	1,500	88
Nike Inc	3,501	313		CF Industries Holdings Inc	189	53
Ralph Lauren Corp	213	35		Dow Chemical Co/The	4,115	216
Under Armour Inc (a)	1,174	81
				Eastman Chemical Co	530	43
VF Corp	841	56		Ecolab Inc	10,968	1,260
		$652		EI du Pont de Nemours & Co	1,928	138
Automobile Manufacturers - 0.22%				FMC Corp	459	26
Ford Motor Co	9,337	138		International Flavors & Fragrances Inc	281	27
General Motors Co	3,812	122		LyondellBasell Industries NV	2,178	236
PACCAR Inc	1,290	73		Monsanto Co	2,658	299
		$333		Mosaic Co/The	1,173	52
				Potash Corp of Saskatchewan Inc	800	28
Automobile Parts & Equipment - 1.66%				PPG Industries Inc	333	65
BorgWarner Inc	824	43		Praxair Inc	1,706	220
Delphi Automotive PLC	4,508	277		RPM International Inc	1,200	55
Goodyear Tire & Rubber Co/The	996	22		Sherwin-Williams Co/The	1,108	242
Johnson Controls Inc	46,240	2,035		Sigma-Aldrich Corp	412	56
TRW Automotive Holdings Corp (a)	700	71				$3,261
		$2,448
				Coal - 0.02%
Banks - 7.84%				Consol Energy Inc	700	26
Bank of America Corp	49,085	837
Bank of New York Mellon Corp/The	5,295	205
BB&T Corp	1,510	56		Commercial Services - 1.04%
				ADT Corp/The	689	24
Capital One Financial Corp	1,408	115		Alliance Data Systems Corp (a)	192	48
Citigroup Inc	56,813	2,944
Comerica Inc	660	33		Automatic Data Processing Inc	8,700	723
Goldman Sachs Group Inc/The	1,176	216		Cintas Corp	347	24
Huntington Bancshares Inc/OH	3,007	29		Equifax Inc	500	37
JP Morgan Chase & Co	46,219	2,784		H&R Block Inc	996	31
KeyCorp	3,087	41		MasterCard Inc	5,910	437
				McGraw Hill Financial Inc	1,005	85
M&T Bank Corp	400	49		Quanta Services Inc (a)	1,543	56
Morgan Stanley	9,523	329
Northern Trust Corp	2,788	190		Robert Half International Inc	500	25
PNC Financial Services Group Inc/The	1,322	113		Total System Services Inc	604	19
Regions Financial Corp	5,132	52		Western Union Co/The	1,901	30
State Street Corp	4,797	353				$1,539
SunTrust Banks Inc	1,895	72		Computers - 4.29%
US Bancorp/MN	4,489	188		Accenture PLC - Class A	2,909	237
Wells Fargo & Co	57,647	2,990		Apple Inc	42,813	4,313
		$11,596		Cognizant Technology Solutions Corp (a)	2,872	128
Beverages - 2.12%				Computer Sciences Corp	527	32
Brown-Forman Corp	585	53		EMC Corp/MA	6,500	191
				Hewlett-Packard Co	4,397	156

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electrical Components & Equipment - 0.22%
International Business Machines Corp	3,736	$709		AMETEK Inc	885	$44
NetApp Inc	1,173	50		Emerson Electric Co	1,674	105
SanDisk Corp	1,502	148		Energizer Holdings Inc	800	99
Seagate Technology PLC	1,588	91		Hubbell Inc	700	84
Western Digital Corp	2,961	288				$332
		$6,343
				Electronics - 2.70%
Consumer Products - 0.11%				Agilent Technologies Inc	3,612	206
Avery Dennison Corp	333	15		Garmin Ltd	423	22
Clorox Co/The	467	45		Honeywell International Inc	16,927	1,576
Kimberly-Clark Corp	929	100		PerkinElmer Inc	393	17
		$160		Sensata Technologies Holding NV (a)	1,600	71
				TE Connectivity Ltd	951	53
Cosmetics & Personal Care - 1.45%				Thermo Fisher Scientific Inc	9,608	1,169
Avon Products Inc	5,800	73		Trimble Navigation Ltd (a)	1,100	33
Colgate-Palmolive Co	2,728	178		Tyco International Ltd	18,806	839
Estee Lauder Cos Inc/The	900	67				$3,986
Procter & Gamble Co/The	21,861	1,831
		$2,149		Engineering & Construction - 0.25%
				Fluor Corp	562	37
Distribution & Wholesale - 0.11%				Granite Construction Inc	8,230	262
Fossil Group Inc (a)	169	16
				Jacobs Engineering Group Inc (a)	1,352	66
Genuine Parts Co	555	49				$365
WW Grainger Inc	400	100
		$165		Food - 1.96%
				Campbell Soup Co	634	27
Diversified Financial Services - 2.67%				ConAgra Foods Inc	2,100	69
American Express Co	13,619	1,192		Danone SA ADR	56,246	754
Ameriprise Financial Inc	1,199	148		General Mills Inc	2,813	142
BlackRock Inc	563	184		Hershey Co/The	524	50
Charles Schwab Corp/The	25,956	763		Hormel Foods Corp	463	24
CME Group Inc/IL	1,558	125		JM Smucker Co/The	362	36
Discover Financial Services	3,458	222		Kellogg Co	3,028	186
E*Trade Financial Corp (a)	2,700	61
				Kraft Foods Group Inc	1,251	70
FNF Group	1,500	42		Kroger Co/The	1,229	64
Franklin Resources Inc	1,041	57		McCormick & Co Inc/MD	462	31
Intercontinental Exchange Inc	600	117		Mondelez International Inc	9,133	313
Invesco Ltd	1,972	78		Nestle SA ADR	11,840	872
LPL Financial Holdings Inc	1,000	46		Sysco Corp	4,231	160
NASDAQ OMX Group Inc/The	428	18		Tyson Foods Inc	935	37
Navient Corp	1,537	27		Whole Foods Market Inc	1,800	69
Och-Ziff Capital Management Group LLC	2,600	28				$2,904
T Rowe Price Group Inc	932	73
TD Ameritrade Holding Corp	1,700	57		Forest Products & Paper - 0.10%
Visa Inc	3,355	716		International Paper Co	3,185	152
		$3,954

Electric - 1.72%				Gas - 0.76%
AES Corp/VA	11,341	161		AGL Resources Inc	409	21
Ameren Corp	849	33		NiSource Inc	4,497	185
American Electric Power Co Inc	3,624	189		Sempra Energy	8,761	923
Calpine Corp (a)	2,500	54				$1,129
CMS Energy Corp	2,916	86
Consolidated Edison Inc	1,059	60		Hand & Machine Tools - 0.08%
Dominion Resources Inc/VA	1,222	84		Snap-on Inc	200	24
DTE Energy Co	640	49		Stanley Black & Decker Inc	1,053	94
Duke Energy Corp	1,485	111				$118
Edison International	1,178	66		Healthcare - Products - 0.90%
Entergy Corp	1,245	96		Baxter International Inc	1,331	96
Exelon Corp	15,004	511		Becton Dickinson and Co	1,402	160
FirstEnergy Corp	4,001	134		Boston Scientific Corp (a)	8,787	104
NextEra Energy Inc	1,093	103		CareFusion Corp (a)	1,400	63
Northeast Utilities	800	35		Covidien PLC	2,148	186
NRG Energy Inc	5,200	159		CR Bard Inc	272	39
Pepco Holdings Inc	887	24		DENTSPLY International Inc	1,615	73
PG&E Corp	4,988	225		Edwards Lifesciences Corp (a)	387	40
Pinnacle West Capital Corp	378	21		Hospira Inc	592	31
PPL Corp	1,666	55		Intuitive Surgical Inc (a)	110	51
Public Service Enterprise Group Inc	1,830	68		Medtronic Inc	2,412	149
SCANA Corp	483	24		St Jude Medical Inc	2,205	132
Southern Co/The	2,233	97		Stryker Corp	2,115	171
TECO Energy Inc	827	14		Varian Medical Systems Inc (a)	367	29
Wisconsin Energy Corp	780	34				$1,324
Xcel Energy Inc	1,801	55
		$2,548		Healthcare - Services - 1.39%
				Aetna Inc	2,298	186

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Services (continued)				Lodging (continued)
Cigna Corp	565	$51		Starwood Hotels & Resorts Worldwide Inc	12,213	$1,017
Humana Inc	1,445	188		Wyndham Worldwide Corp	448	36
Laboratory Corp of America Holdings (a)	308	31		Wynn Resorts Ltd	500	94
UnitedHealth Group Inc	16,153	1,394				$1,288
WellPoint Inc	1,682	201
		$2,051		Machinery - Construction & Mining - 0.15%
				Caterpillar Inc	2,072	205
Home Builders - 0.05%				Joy Global Inc	366	20
Lennar Corp	1,300	50				$225
Pulte Group Inc	1,238	22
		$72		Machinery - Diversified - 0.90%
				Cummins Inc	413	55
Home Furnishings - 0.04%				Deere & Co	884	72
Harman International Industries Inc	232	23		Flowserve Corp	4,588	324
Whirlpool Corp	282	41		Rockwell Automation Inc	7,331	805
		$64		Roper Industries Inc	310	45
				Xylem Inc/NY	635	23
Housewares - 0.02%						$1,324
Newell Rubbermaid Inc	989	34
				Media - 3.64%
				Cablevision Systems Corp	749	13
Insurance - 4.27%				CBS Corp	1,279	69
ACE Ltd	828	87		Comcast Corp - Class A	9,920	533
Aflac Inc	1,121	65		DIRECTV (a)	2,335	202
Allstate Corp/The	1,099	68		Discovery Communications Inc - A Shares (a)	793	30
American International Group Inc	3,749	203		Discovery Communications Inc - C Shares (a)	3,593	134
Aon PLC	720	63		Gannett Co Inc	784	23
Assurant Inc	251	16		News Corp (a)	5,200	85
Berkshire Hathaway Inc - Class A (a)	6	1,241
Berkshire Hathaway Inc - Class B (a)	5,684	785		Nielsen NV	1,102	49
Chubb Corp/The	612	56		Scripps Networks Interactive Inc	377	30
CNA Financial Corp	1,000	38		Time Warner Cable Inc	2,390	343
Genworth Financial Inc (a)	1,702	22		Time Warner Inc	2,154	162
Hartford Financial Services Group Inc/The	1,565	58		Twenty-First Century Fox Inc - A Shares	10,240	352
Lincoln National Corp	953	51		Twenty-First Century Fox Inc - B Shares	38,400	1,279
Loews Corp	600	25		Viacom Inc	3,454	265
Marsh & McLennan Cos Inc	4,824	253		Walt Disney Co/The	20,320	1,809
MetLife Inc	48,237	2,592				$5,378
Progressive Corp/The	7,480	189		Metal Fabrication & Hardware - 0.15%
Prudential Financial Inc	1,197	105		Precision Castparts Corp	946	224
Torchmark Corp	468	25
Travelers Cos Inc/The	866	81
Unum Group	899	31		Mining - 0.47%
XL Group PLC	7,674	254		Alcoa Inc	7,634	123
		$6,308		Franco-Nevada Corp	500	24
				Freeport-McMoRan Inc	16,790	548
Internet - 5.97%						$695
Amazon.com Inc (a)	1,885	608
eBay Inc (a)	3,397	193		Miscellaneous Manufacturing - 2.22%
Expedia Inc	369	32		3M Co	3,474	492
F5 Networks Inc (a)	275	33		Danaher Corp	5,226	397
Facebook Inc (a)	28,877	2,282		Dover Corp	614	49
Google Inc - A Shares (a)	3,660	2,154		Eaton Corp PLC	1,153	73
Google Inc - C Shares (a)	3,652	2,108		General Electric Co	70,095	1,796
LinkedIn Corp (a)	100	21		Illinois Tool Works Inc	934	79
Netflix Inc (a)	426	192		Ingersoll-Rand PLC	1,422	80
Priceline Group Inc/The (a)	334	387		Leggett & Platt Inc	502	18
Splunk Inc (a)	10,720	593		Pall Corp	500	42
TripAdvisor Inc (a)	400	37		Parker-Hannifin Corp	539	61
VeriSign Inc (a)	1,943	107		Pentair PLC	698	46
Yahoo! Inc (a)	1,963	80		Textron Inc	4,320	156
		$8,827				$3,289

Iron & Steel - 0.15%				Office & Business Equipment - 0.05%
Nucor Corp	4,120	224		Pitney Bowes Inc	695	17
				Xerox Corp	3,974	53
						$70
Leisure Products & Services - 0.66%
Carnival Corp	2,200	89		Oil & Gas - 6.25%
Harley-Davidson Inc	15,315	891		Anadarko Petroleum Corp	2,938	298
		$980		Apache Corp	3,032	285
				Chesapeake Energy Corp	1,700	39
Lodging - 0.87%				Chevron Corp	7,277	868
Hilton Worldwide Holdings Inc (a)	1,600	39		Cimarex Energy Co	816	103
Las Vegas Sands Corp	600	37		Concho Resources Inc (a)	410	51
Marriott International Inc/DE	773	54		ConocoPhillips	3,740	286
MGM Resorts International (a)	500	11		Continental Resources Inc/OK (a)	450	30

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				REITS (continued)
Denbury Resources Inc	1,261	$19		Apartment Investment & Management Co	531	$17
Devon Energy Corp	912	62		AvalonBay Communities Inc	1,249	176
Eni SpA ADR	400	19		Boston Properties Inc	556	64
EOG Resources Inc	2,012	199		Crown Castle International Corp	2,200	177
EQT Corp	1,000	92		Equity Residential	798	49
Exxon Mobil Corp	32,706	3,076		Essex Property Trust Inc	227	41
Helmerich & Payne Inc	388	38		Federal Realty Investment Trust	500	59
Hess Corp	10,413	983		General Growth Properties Inc	1,200	28
Marathon Oil Corp	1,625	61		HCP Inc	1,653	66
Marathon Petroleum Corp	1,014	86		Health Care REIT Inc	1,048	65
Murphy Oil Corp	1,005	57		Host Hotels & Resorts Inc	2,736	58
Nabors Industries Ltd	942	21		Iron Mountain Inc	1,500	49
Newfield Exploration Co (a)	496	18		Kimco Realty Corp	1,411	31
Noble Energy Inc	750	51		Macerich Co/The	498	32
Occidental Petroleum Corp	16,594	1,596		Prologis Inc	1,770	67
Phillips 66	3,150	256		Public Storage	555	92
Pioneer Natural Resources Co	993	196		Simon Property Group Inc	2,001	330
QEP Resources Inc	654	20		SL Green Realty Corp	200	20
Range Resources Corp	1,400	95		Ventas Inc	1,064	66
Royal Dutch Shell PLC ADR	1,700	129		Vornado Realty Trust	1,829	183
Talisman Energy Inc	6,000	52		Weyerhaeuser Co	3,821	121
Tesoro Corp	470	29				$2,689
Valero Energy Corp	1,259	58
Whiting Petroleum Corp (a)	200	16		Retail - 6.77%
WPX Energy Inc (a)	2,066	50		Advance Auto Parts Inc	6,170	804
				AutoNation Inc (a)	222	11
		$9,239		AutoZone Inc (a)	271	138
Oil & Gas Services - 1.81%				Bed Bath & Beyond Inc (a)	740	49
Baker Hughes Inc	1,034	67		Best Buy Co Inc	940	32
Cameron International Corp (a)	10,820	718		CarMax Inc (a)	3,000	139
FMC Technologies Inc (a)	834	46		Chipotle Mexican Grill Inc (a)	272	182
Halliburton Co	16,815	1,085		Costco Wholesale Corp	2,216	278
National Oilwell Varco Inc	2,027	154		CVS Health Corp	35,471	2,823
Schlumberger Ltd	5,997	610		Dollar General Corp (a)	1,565	96
		$2,680		Dollar Tree Inc (a)	1,217	68
				GameStop Corp	402	17
Packaging & Containers - 0.10%				Gap Inc/The	912	38
Ball Corp	1,498	95		Home Depot Inc/The	5,710	524
Bemis Co Inc	355	13		Kohl's Corp	2,093	127
Owens-Illinois Inc (a)	567	15
				L Brands Inc	2,470	165
Sealed Air Corp	675	24		Lowe's Cos Inc	4,413	234
		$147		Macy's Inc	2,209	128
Pharmaceuticals - 7.66%				McDonald's Corp	2,876	273
Abbott Laboratories	7,206	300		Nordstrom Inc	517	35
AbbVie Inc	8,629	498		O'Reilly Automotive Inc (a)	384	58
Actavis PLC (a)	1,229	296		PetSmart Inc	358	25
Allergan Inc/United States	1,819	324		Rite Aid Corp (a)	9,400	45
AmerisourceBergen Corp	821	64		Ross Stores Inc	2,177	165
Bristol-Myers Squibb Co	12,293	629		Staples Inc	2,352	28
Cardinal Health Inc	1,015	77		Starbucks Corp	3,851	291
Eli Lilly & Co	5,661	367		Target Corp	10,463	656
Express Scripts Holding Co (a)	1,852	131		TJX Cos Inc/The	26,944	1,594
Johnson & Johnson	28,274	3,013		Tractor Supply Co	588	36
Mallinckrodt PLC (a)	711	64		Walgreen Co	4,040	240
McKesson Corp	1,446	281		Wal-Mart Stores Inc	7,546	577
Merck & Co Inc	49,192	2,916		Yum! Brands Inc	1,761	126
Mylan Inc/PA (a)	1,359	62				$10,002
Perrigo Co PLC	500	75		Semiconductors - 2.23%
Pfizer Inc	56,791	1,680		Altera Corp	3,000	107
Roche Holding AG ADR	12,950	479		Applied Materials Inc	14,077	305
Zoetis Inc	1,700	63		ASML Holding NV - NY Reg Shares	10,657	1,053
		$11,319		Atmel Corp (a)	4,100	33
Pipelines - 0.18%				Broadcom Corp	4,609	186
Kinder Morgan Inc/DE	1,386	53		Intel Corp	11,535	402
Spectra Energy Corp	3,079	121		Lam Research Corp	2,500	187
Williams Cos Inc/The	1,550	86		Micron Technology Inc (a)	2,425	83
		$260		Qualcomm Inc	10,523	786
				Texas Instruments Inc	2,268	108
Real Estate - 0.02%				Xilinx Inc	940	40
CBRE Group Inc (a)	989	29				$3,290

				Software - 5.68%
REITS - 1.82%				Adobe Systems Inc (a)	973	67
American Tower Corp	9,589	898

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Software (continued)
Akamai Technologies Inc (a)	646	$39
Autodesk Inc (a)	3,500	193
Citrix Systems Inc (a)	8,146	582
Dun & Bradstreet Corp/The	134	16
Fidelity National Information Services Inc	1,500	84
Fiserv Inc (a)	920	59
Intuit Inc	597	52
Microsoft Corp	89,998	4,172
Oracle Corp	29,771	1,140
Paychex Inc	1,148	51
Red Hat Inc (a)	18,760	1,053
Salesforce.com Inc (a)	1,141	66
VMware Inc (a)	8,720	818
		$8,392

Telecommunications - 2.14%
AT&T Inc	20,899	736
CenturyLink Inc	1,204	49
Cisco Systems Inc	24,308	612
Corning Inc	3,036	59
Harris Corp	368	24
Juniper Networks Inc	1,712	38
Motorola Solutions Inc	1,100	70
T-Mobile US Inc (a)	2,700	78
Verizon Communications Inc	29,883	1,494
		$3,160

Toys, Games & Hobbies - 0.02%
Mattel Inc	900	28

Transportation - 1.18%
Canadian Pacific Railway Ltd	100	21
CH Robinson Worldwide Inc	12,029	799
CSX Corp	2,409	77
Expeditors International of Washington Inc	400	16
FedEx Corp	1,883	304
Norfolk Southern Corp	735	82
Union Pacific Corp	1,904	206
United Parcel Service Inc	2,376	233
		$1,738
TOTAL COMMON STOCKS		$144,226
INVESTMENT COMPANIES - 2.96%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.96%
BlackRock Liquidity Funds TempFund	3,650,474	3,651
Portfolio
Goldman Sachs Financial Square Funds -	564,222	564
Money Market Fund
JP Morgan Prime Money Market Fund	164,924	165
		$4,380
TOTAL INVESTMENT COMPANIES		$4,380
Total Investments		$148,606
Liabilities in Excess of Other Assets, Net - (0.52)%		$(763)
TOTAL NET ASSETS - 100.00%		$147,843

(a) Non-Income Producing Security

Portfolio Summary	(unaudited)
Sector		Percent
Consumer, Non-cyclical		20.65%
Financial		16.62%
Technology		12.22%
Communications		11.81%
Industrial		11.34%
Consumer, Cyclical		11.25%
Energy		8.26%
Exchange Traded Funds		2.96%
Basic Materials		2.93%
Utilities		2.48%
Liabilities in Excess of Other Assets, Net		(0.52)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

		Schedule of Investments
LargeCap Blend Account II
September 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2014	Long	49	$4,872	$4,815	$(57)
Total					$(57)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
September 30, 2014 (unaudited)

COMMON STOCKS - 98.65%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held		Value(000	's)

Airlines - 3.79%				Mining - 1.28%
Delta Air Lines Inc	69,914	$2,527		Alcoa Inc	97,690		$1,572
United Continental Holdings Inc (a)	45,755	2,141
		$4,668		Oil & Gas - 3.61%
				Continental Resources Inc/OK (a)	17,006		1,131
Apparel - 4.86%
Nike Inc	49,270	4,395		Pioneer Natural Resources Co	16,825		3,314
Under Armour Inc (a)	23,026	1,591					$4,445
		$5,986		Oil & Gas Services - 4.05%
Banks - 2.50%				Halliburton Co	53,363		3,443
Morgan Stanley	89,100	3,080		Weatherford International PLC (a)	74,200		1,543
							$4,986

Beverages - 1.09%				Pharmaceuticals - 6.61%
Constellation Brands Inc (a)	15,396	1,342		Actavis PLC (a)	11,622		2,804
				Bristol-Myers Squibb Co	39,987		2,046
				McKesson Corp	16,853		3,281
Biotechnology - 10.19%							$8,131
Biogen Idec Inc (a)	16,124	5,334
Gilead Sciences Inc (a)	56,227	5,985		Retail - 7.86%
Illumina Inc (a)	7,446	1,221		Chipotle Mexican Grill Inc (a)	2,764		1,842
		$12,540		Kohl's Corp	22,900		1,398
				Starbucks Corp	45,144		3,406
Building Materials - 1.61%				Tiffany & Co	11,200		1,079
Masco Corp	82,859	1,982		Ulta Salon Cosmetics & Fragrance Inc (a)	16,466		1,946
							$9,671

Chemicals - 4.99%				Semiconductors - 3.40%
LyondellBasell Industries NV	23,967	2,604		Lam Research Corp	29,179		2,180
PPG Industries Inc	17,973	3,536		NXP Semiconductor NV (a)	29,200		1,998
		$6,140					$4,178
Commercial Services - 4.33%
FleetCor Technologies Inc (a)	13,872	1,971		Software - 4.15%
				Salesforce.com Inc (a)	22,551		1,297
MasterCard Inc	45,398	3,356		ServiceNow Inc (a)	23,793		1,399
		$5,327		Tableau Software Inc (a)	12,200		886
Computers - 6.80%				Workday Inc (a)	18,453		1,523
Apple Inc	69,622	7,014					$5,105
Western Digital Corp	13,869	1,350		Transportation - 2.43%
		$8,364		Canadian Pacific Railway Ltd	14,413		2,990
Cosmetics & Personal Care - 1.92%
Estee Lauder Cos Inc/The	31,549	2,357		TOTAL COMMON STOCKS			$121,364
				INVESTMENT COMPANIES - 1.21%	Shares Held	Value	(000	's)

Diversified Financial Services - 6.98%				Publicly Traded Investment Fund - 1.21%
American Express Co	27,700	2,425		BlackRock Liquidity Funds FedFund Portfolio	1,485,797		1,486
Discover Financial Services	47,810	3,079
Visa Inc	14,460	3,085		TOTAL INVESTMENT COMPANIES			$1,486
		$8,589		Total Investments			$122,850
Electronics - 0.97%				Other Assets in Excess of Liabilities, Net - 0.14%			$176
Garmin Ltd	22,900	1,191		TOTAL NET ASSETS - 100.00%			$123,026

Healthcare - Services - 2.61%				(a) Non-Income Producing Security
Brookdale Senior Living Inc (a)	15,800	509
HCA Holdings Inc (a)	38,300	2,701
		$3,210
				Portfolio Summary (unaudited)
Internet - 8.70%				Sector			Percent
Facebook Inc (a)	41,482	3,279		Consumer, Non-cyclical			26.75%
Google Inc - A Shares (a)	5,833	3,432		Consumer, Cyclical			19.45%
Priceline Group Inc/The (a)	1,490	1,726		Technology			14.35%
Splunk Inc (a)	23,062	1,277		Financial			9.48%
Twitter Inc (a)	19,100	985		Communications			8.70%
		$10,699		Energy			7.66%
Iron & Steel - 0.98%				Basic Materials			7.25%
United States Steel Corp	30,700	1,203		Industrial			5.01%
				Exchange Traded Funds			1.21%
				Other Assets in Excess of Liabilities, Net			0.14%
Leisure Products & Services - 1.73%				TOTAL NET ASSETS			100.00%
Royal Caribbean Cruises Ltd	31,562	2,124

Lodging - 1.21%
Las Vegas Sands Corp	23,860	1,484

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2014 (unaudited)

COMMON STOCKS - 97.89%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.06%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	3,113	$57		Gilead Sciences Inc (a)	74,264	$7,906
Omnicom Group Inc	1,211	83		Illumina Inc (a)	638	105
		$140		Myriad Genetics Inc (a)	475	18
				Regeneron Pharmaceuticals Inc (a)	1,217	438
Aerospace & Defense - 2.13%				United Therapeutics Corp (a)	344	44
B/E Aerospace Inc (a)	773	65		Vertex Pharmaceuticals Inc (a)	7,051	792
Boeing Co/The	25,090	3,196				$16,553
Lockheed Martin Corp	1,223	223
Rockwell Collins Inc	851	67		Building Materials - 0.34%
Spirit AeroSystems Holdings Inc (a)	823	31		Lennox International Inc	352	27
United Technologies Corp	12,764	1,348		Martin Marietta Materials Inc	446	57
		$4,930		Vulcan Materials Co	11,700	705
						$789
Agriculture - 0.39%
Altria Group Inc	9,484	436		Chemicals - 3.44%
Archer-Daniels-Midland Co	464	24		Albemarle Corp	206	12
Lorillard Inc	1,461	88		Celanese Corp	98	6
Philip Morris International Inc	3,720	310		Cytec Industries Inc	62	3
Reynolds American Inc	940	55		Dow Chemical Co/The	1,415	74
		$913		Eastman Chemical Co	657	53
				Ecolab Inc	39,916	4,583
Airlines - 1.16%				EI du Pont de Nemours & Co	3,494	251
Alaska Air Group Inc	909	39		FMC Corp	954	55
American Airlines Group Inc	50,603	1,795		Huntsman Corp	1,040	27
Copa Holdings SA	189	20		International Flavors & Fragrances Inc	573	55
Delta Air Lines Inc	324	12		LyondellBasell Industries NV	2,121	230
Southwest Airlines Co	2,781	94		Monsanto Co	2,521	284
Spirit Airlines Inc (a)	525	36
				NewMarket Corp	65	25
United Continental Holdings Inc (a)	14,901	698		Platform Specialty Products Corp (a)	624	16
		$2,694		PPG Industries Inc	666	131
Apparel - 0.71%				Praxair Inc	1,180	152
Deckers Outdoor Corp (a)	254	25		Rockwood Holdings Inc	33	2
Hanesbrands Inc	719	77		Sherwin-Williams Co/The	8,713	1,908
Michael Kors Holdings Ltd (a)	11,257	803		Sigma-Aldrich Corp	402	55
Nike Inc	3,234	289		Valspar Corp/The	621	49
Ralph Lauren Corp	317	52		Westlake Chemical Corp	245	21
Under Armour Inc (a)	4,110	284				$7,992
VF Corp	1,617	107		Commercial Services - 1.79%
		$1,637		Alliance Data Systems Corp (a)	261	65
Automobile Manufacturers - 0.25%				Aramark	280	7
PACCAR Inc	1,467	83		Automatic Data Processing Inc	1,923	160
Tesla Motors Inc (a)	2,080	505		Booz Allen Hamilton Holding Corp	498	12
		$588		Cintas Corp	591	42
				FleetCor Technologies Inc (a)	371	53
Automobile Parts & Equipment - 0.44%				Gartner Inc (a)	662	49
Allison Transmission Holdings Inc	991	28		Genpact Ltd (a)	109,992	1,795
BorgWarner Inc	1,042	55		Global Payments Inc	507	35
Delphi Automotive PLC	12,500	767		H&R Block Inc	1,983	62
Goodyear Tire & Rubber Co/The	1,990	45		Hertz Global Holdings Inc (a)	1,796	46
Johnson Controls Inc	1,270	56		KAR Auction Services Inc	412	12
Lear Corp	478	41		MasterCard Inc	4,655	344
WABCO Holdings Inc (a)	410	37		McGraw Hill Financial Inc	1,224	103
		$1,029		Moody's Corp	853	81
				Quanta Services Inc (a)	310	11
Banks - 1.16%				Robert Half International Inc	978	48
Morgan Stanley	47,600	1,645		RR Donnelley & Sons Co	143	2
State Street Corp	14,300	1,053		SEI Investments Co	898	32
		$2,698		Service Corp International/US	1,191	25
Beverages - 0.77%				Total System Services Inc	894	28
Brown-Forman Corp	749	68		United Rentals Inc (a)	391	43
Coca-Cola Co/The	15,996	682		Vantiv Inc (a)	18,914	584
Coca-Cola Enterprises Inc	1,225	54		Verisk Analytics Inc (a)	7,300	445
Constellation Brands Inc (a)	728	64		Western Union Co/The	3,876	62
Dr Pepper Snapple Group Inc	957	62				$4,146
Keurig Green Mountain Inc	570	74		Computers - 4.67%
Monster Beverage Corp (a)	718	66
				Accenture PLC - Class A	19,323	1,571
PepsiCo Inc	7,652	712		Apple Inc	61,379	6,184
		$1,782		Cognizant Technology Solutions Corp (a)	43,299	1,938
Biotechnology - 7.14%				Computer Sciences Corp	63	4
Alexion Pharmaceuticals Inc (a)	12,701	2,106		DST Systems Inc	190	16
Amgen Inc	3,291	462		EMC Corp/MA	1,490	44
Biogen Idec Inc (a)	7,987	2,643		IHS Inc (a)	499	63
Celgene Corp (a)	21,515	2,039		International Business Machines Corp	4,448	844

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Engineering & Construction (continued)
Jack Henry & Associates Inc	607	$34		Foster Wheeler AG	732	$23
NetApp Inc	879	38				$1,737
Riverbed Technology Inc (a)	1,082	20
SanDisk Corp	776	76		Entertainment - 0.02%
		$10,832		Lions Gate Entertainment Corp	576	19
				Six Flags Entertainment Corp	525	18
Consumer Products - 0.16%						$37
Avery Dennison Corp	222	10
Church & Dwight Co Inc	973	68		Environmental Control - 1.18%
				Stericycle Inc (a)	23,533	2,743
Clorox Co/The	764	73
Jarden Corp (a)	281	17
Kimberly-Clark Corp	1,577	170		Food - 1.47%
Tupperware Brands Corp	354	25		General Mills Inc	3,101	156
		$363		Hershey Co/The	602	57
				Hormel Foods Corp	932	48
Cosmetics & Personal Care - 1.76%				Ingredion Inc	80	6
Colgate-Palmolive Co	3,299	215
Estee Lauder Cos Inc/The	51,181	3,824		Kellogg Co	1,182	73
				Kraft Foods Group Inc	2,389	135
Procter & Gamble Co/The	618	52		Kroger Co/The	2,572	134
		$4,091		Sysco Corp	1,585	60
Distribution & Wholesale - 1.76%				Tyson Foods Inc	117	5
Fastenal Co	57,176	2,567		Whole Foods Market Inc	71,633	2,730
Fossil Group Inc (a)	14,750	1,385				$3,404
Genuine Parts Co	658	58
WW Grainger Inc	260	65		Forest Products & Paper - 0.01%
				International Paper Co	493	24
		$4,075		Veritiv Corp (a)	9	—
Diversified Financial Services - 6.41%						$24
Affiliated Managers Group Inc (a)	248	50
American Express Co	4,080	357		Hand & Machine Tools - 0.01%
Ameriprise Financial Inc	480	59		Lincoln Electric Holdings Inc	202	14
BlackRock Inc	218	71		Snap-on Inc	49	6
Charles Schwab Corp/The	147,538	4,336		Stanley Black & Decker Inc	126	11
Franklin Resources Inc	1,458	80				$31
Intercontinental Exchange Inc	3,000	585		Healthcare - Products - 2.60%
Invesco Ltd	485	19		Align Technology Inc (a)	585	30
Lazard Ltd	903	46		Baxter International Inc	2,461	177
Legg Mason Inc	298	15		Becton Dickinson and Co	880	100
LPL Financial Holdings Inc	642	29		Boston Scientific Corp (a)	924	11
Ocwen Financial Corp (a)	763	20		Bruker BioSciences Corp (a)	767	14
Santander Consumer USA Holdings Inc	41	1		Cooper Cos Inc/The	256	40
T Rowe Price Group Inc	1,182	93		CR Bard Inc	346	49
TD Ameritrade Holding Corp	45,799	1,529		DENTSPLY International Inc	317	15
Visa Inc	35,411	7,556		Edwards Lifesciences Corp (a)	762	78
Waddell & Reed Financial Inc	604	31		Henry Schein Inc (a)	612	71
		$14,877		Hologic Inc (a)	557	14
				IDEXX Laboratories Inc (a)	376	44
Electric - 0.03%				Intuitive Surgical Inc (a)	11,100	5,126
Calpine Corp (a)	441	10
				ResMed Inc	1,014	50
Dominion Resources Inc/VA	260	18		Sirona Dental Systems Inc (a)	253	20
ITC Holdings Corp	1,103	39		St Jude Medical Inc	831	50
		$67		Stryker Corp	914	74
Electrical Components & Equipment - 0.09%				Techne Corp	128	12
AMETEK Inc	1,075	54		Varian Medical Systems Inc (a)	727	58
Emerson Electric Co	2,375	149		Zimmer Holdings Inc	92	9
Hubbell Inc	70	8				$6,042

		$211		Healthcare - Services - 2.90%
Electronics - 2.20%				Aetna Inc	769	62
Agilent Technologies Inc	346	20		Centene Corp (a)	423	35
Amphenol Corp	29,434	2,939		Cigna Corp	150	14
Gentex Corp/MI	581	15		Covance Inc (a)	23,892	1,880
Honeywell International Inc	3,533	329		DaVita HealthCare Partners Inc (a)	38,149	2,790
Mettler-Toledo International Inc (a)	212	54		Envision Healthcare Holdings Inc (a)	585	20
National Instruments Corp	49,033	1,517		HCA Holdings Inc (a)	223	16
PerkinElmer Inc	153	7		Humana Inc	6,500	847
Thermo Fisher Scientific Inc	736	90		Laboratory Corp of America Holdings (a)	247	25
Tyco International Ltd	1,875	83		Mednax Inc (a)	454	25
Waters Corp (a)	613	61		UnitedHealth Group Inc	11,600	1,001
		$5,115		Universal Health Services Inc	145	15
						$6,730
Engineering & Construction - 0.75%
Chicago Bridge & Iron Co NV ADR	712	41		Home Builders - 0.01%
Fluor Corp	25,049	1,673		NVR Inc (a)	31	35

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Furnishings - 0.02%				Media (continued)
Harman International Industries Inc	500	$49		Comcast Corp - Class A	10,975	$590
				DIRECTV (a)	2,192	190
				Discovery Communications Inc - A Shares (a)	31,620	1,195
Housewares - 0.03%				Discovery Communications Inc - C Shares (a)	41,164	1,534
Newell Rubbermaid Inc	1,177	41		DISH Network Corp (a)	1,148	74
Toro Co	407	24		FactSet Research Systems Inc	308	38
		$65		Nielsen NV	1,547	69
Insurance - 0.11%				Scripps Networks Interactive Inc	772	60
American Financial Group Inc/OH	78	5		Starz (a)	628	21
Aon PLC	1,025	90		Time Warner Cable Inc	1,290	185
Arthur J Gallagher & Co	1,090	49		Twenty-First Century Fox Inc - A Shares	5,655	194
Erie Indemnity Co	179	14		Viacom Inc	2,015	155
Marsh & McLennan Cos Inc	1,667	87		Walt Disney Co/The	6,720	598
Reinsurance Group of America Inc	140	11				$5,094

		$256		Metal Fabrication & Hardware - 0.94%
Internet - 11.43%				Precision Castparts Corp	9,159	2,169
Alibaba Group Holding Ltd ADR(a)	9,447	839		Valmont Industries Inc	14	2
Amazon.com Inc (a)	13,308	4,291				$2,171
Baidu Inc ADR(a)	6,900	1,506
Ctrip.com International Ltd ADR(a)	12,600	715		Mining - 0.01%
eBay Inc (a)	5,125	290		Compass Minerals International Inc	234	20
				Tahoe Resources Inc (a)	95	2
Equinix Inc (a)	213	45
Expedia Inc	744	65				$22
F5 Networks Inc (a)	546	65		Miscellaneous Manufacturing - 2.82%
Facebook Inc (a)	32,024	2,531		3M Co	2,952	418
Google Inc - A Shares (a)	9,464	5,569		Colfax Corp (a)	689	39
Google Inc - C Shares (a)	9,187	5,304		Crane Co	130	8
Liberty Interactive Corp (a)	1,758	50		Danaher Corp	74,057	5,627
LinkedIn Corp (a)	3,019	627		Dover Corp	887	71
Netflix Inc (a)	1,641	741		Hexcel Corp (a)	708	28
Priceline Group Inc/The (a)	2,829	3,278		Illinois Tool Works Inc	1,542	130
TripAdvisor Inc (a)	448	41		Ingersoll-Rand PLC	168	10
Twitter Inc (a)	1,922	99		ITT Corp	151	7
VeriSign Inc (a)	872	48		Leggett & Platt Inc	503	18
Vipshop Holdings Ltd ADR(a)	2,200	416		Pall Corp	793	66
		$26,520		Parker-Hannifin Corp	582	67
				Pentair PLC	95	6
Leisure Products & Services - 0.06%				Trinity Industries Inc	871	41
Harley-Davidson Inc	1,008	59
Polaris Industries Inc	476	71				$6,536
		$130		Office & Business Equipment - 0.01%
Lodging - 2.35%				Pitney Bowes Inc	615	15
Hilton Worldwide Holdings Inc (a)	31,366	772
Las Vegas Sands Corp	15,557	968		Oil & Gas - 2.59%
Marriott International Inc/DE	888	62		Atwood Oceanics Inc (a)	90	4
MGM Resorts International (a)	45,127	1,028		Cabot Oil & Gas Corp	1,663	54
Starwood Hotels & Resorts Worldwide Inc	622	52		Cheniere Energy Inc (a)	955	76
Wyndham Worldwide Corp	920	75		Chesapeake Energy Corp	890	21
Wynn Resorts Ltd	13,326	2,493		Cimarex Energy Co	76	10
		$5,450		Concho Resources Inc (a)	517	65
				EOG Resources Inc	2,534	251
Machinery - Construction & Mining - 0.03%				EQT Corp	9,454	866
Caterpillar Inc	602	60		Helmerich & Payne Inc	480	47
				HollyFrontier Corp	262	11
Machinery - Diversified - 0.60%				Kosmos Energy Ltd (a)	764	8
Cummins Inc	830	109		Laredo Petroleum Inc (a)	501	11
Deere & Co	588	48		Marathon Petroleum Corp	875	74
Flowserve Corp	983	69		Murphy USA Inc (a)	155	8
Graco Inc	431	31		Nabors Industries Ltd	213	5
IDEX Corp	539	39		Noble Energy Inc	1,181	81
Middleby Corp/The (a)	420	37		Oasis Petroleum Inc (a)	731	31
Nordson Corp	472	36		Patterson-UTI Energy Inc	541	18
Rockwell Automation Inc	615	68		PBF Energy Inc	155	4
Roper Industries Inc	333	49		Phillips 66	1,083	88
Wabtec Corp/DE	10,478	849		Pioneer Natural Resources Co	13,374	2,634
Xylem Inc/NY	978	35		QEP Resources Inc	144	4
Zebra Technologies Corp (a)	361	26		Range Resources Corp	21,421	1,452
		$1,396		Seadrill Ltd	757	20
				SM Energy Co	471	37
Media - 2.20%				Southwestern Energy Co (a)	1,579	55
Cablevision Systems Corp	1,377	24		Tesoro Corp	408	25
CBS Corp	2,223	119		Valero Energy Corp	936	43
Charter Communications Inc (a)	318	48

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				REITS (continued)
Whiting Petroleum Corp (a)	103	$8		Ventas Inc	1,006	$62
		$6,011		Vornado Realty Trust	304	30
				Weyerhaeuser Co	451	14
Oil & Gas Services - 4.44%						$2,588
Baker Hughes Inc	261	17
Cameron International Corp (a)	944	63		Retail - 6.23%
Core Laboratories NV	17,834	2,610		Advance Auto Parts Inc	513	67
FMC Technologies Inc (a)	59,761	3,245		AutoNation Inc (a)	534	27
Halliburton Co	3,916	253		AutoZone Inc (a)	153	78
MRC Global Inc (a)	338	8		Bed Bath & Beyond Inc (a)	634	42
National Oilwell Varco Inc	267	20		Best Buy Co Inc	620	21
Oceaneering International Inc	761	50		Big Lots Inc	125	5
RPC Inc	381	8		Brinker International Inc	496	25
Schlumberger Ltd	39,159	3,982		Burger King Worldwide Inc	704	21
Superior Energy Services Inc	75	2		CarMax Inc (a)	12,000	557
Targa Resources Corp	270	37		Chipotle Mexican Grill Inc (a)	1,595	1,064
		$10,295		Costco Wholesale Corp	18,889	2,367
				CVS Health Corp	809	64
Packaging & Containers - 0.10%				Dick's Sporting Goods Inc	123	5
Ball Corp	1,008	64		Dillard's Inc	127	14
Crown Holdings Inc (a)	1,001	44
				Dollar General Corp (a)	1,082	66
Owens-Illinois Inc (a)	682	18
				Dollar Tree Inc (a)	949	53
Packaging Corp of America	690	44		Domino's Pizza Inc	396	30
Sealed Air Corp	1,561	54		Foot Locker Inc	149	8
Silgan Holdings Inc	310	15		Gap Inc/The	1,213	51
		$239		Home Depot Inc/The	6,333	581
Pharmaceuticals - 7.38%				Kate Spade & Co (a)	907	24
AbbVie Inc	7,254	419		Kohl's Corp	82	5
Actavis PLC (a)	1,023	247		Lowe's Cos Inc	33,352	1,764
Allergan Inc/United States	8,857	1,578		Macy's Inc	1,293	75
AmerisourceBergen Corp	1,035	80		McDonald's Corp	3,982	378
Bristol-Myers Squibb Co	2,685	137		MSC Industrial Direct Co Inc	331	28
Cardinal Health Inc	11,902	891		Nordstrom Inc	1,018	70
Catamaran Corp (a)	1,494	63		O'Reilly Automotive Inc (a)	496	75
Eli Lilly & Co	9,600	622		Penske Automotive Group Inc	136	5
Endo International PLC (a)	1,101	75		PetSmart Inc	727	51
Express Scripts Holding Co (a)	58,071	4,102		Ross Stores Inc	990	75
Herbalife Ltd	563	25		Signet Jewelers Ltd	404	46
Johnson & Johnson	2,015	215		Starbucks Corp	67,541	5,097
Mallinckrodt PLC (a)	600	54		Tiffany & Co	452	44
McKesson Corp	14,951	2,911		TJX Cos Inc/The	3,244	192
Mead Johnson Nutrition Co	37,928	3,650		Tractor Supply Co	14,100	867
Merck & Co Inc	1,855	110		Ulta Salon Cosmetics & Fragrance Inc (a)	464	55
Mylan Inc/PA (a)	1,728	79		Walgreen Co	3,492	207
Quintiles Transnational Holdings Inc (a)	192	11		Wal-Mart Stores Inc	821	63
Valeant Pharmaceuticals International Inc (a)	13,500	1,771		Williams-Sonoma Inc	687	46
Zoetis Inc	2,018	74		World Fuel Services Corp	110	4
		$17,114		Yum! Brands Inc	1,779	128
						$14,445
Pipelines - 0.09%
ONEOK Inc	788	52		Semiconductors - 2.48%
Williams Cos Inc/The	3,010	166		Applied Materials Inc	3,275	71
		$218		ASML Holding NV - NY Reg Shares	9,300	919
				Avago Technologies Ltd	989	86
Real Estate - 0.03%				Intel Corp	1,903	66
CBRE Group Inc (a)	1,967	59		IPG Photonics Corp (a)	240	17
Jones Lang LaSalle Inc	87	11		KLA-Tencor Corp	608	48
		$70		Micron Technology Inc (a)	4,218	145
REITS - 1.12%				NVIDIA Corp	654	12
				ON Semiconductor Corp (a)	1,662	15
American Tower Corp	1,779	167
Apartment Investment & Management Co	538	17		Qualcomm Inc	53,838	4,025
Boston Properties Inc	131	15		Skyworks Solutions Inc	1,393	81
Columbia Property Trust Inc	135	3		Texas Instruments Inc	4,851	231
Crown Castle International Corp	22,145	1,783		Xilinx Inc	1,159	49
Equity Lifestyle Properties Inc	412	18				$5,765
Extra Space Storage Inc	851	44		Shipbuilding - 0.01%
Federal Realty Investment Trust	322	38		Huntington Ingalls Industries Inc	299	31
Health Care REIT Inc	1,198	75
Healthcare Trust of America Inc	205	2
Omega Healthcare Investors Inc	304	10		Software - 5.28%
				Adobe Systems Inc (a)	2,340	162
Plum Creek Timber Co Inc	628	25		Akamai Technologies Inc (a)	7,287	436
Public Storage	597	99		ANSYS Inc (a)	21,240	1,607
Simon Property Group Inc	1,043	172		Autodesk Inc (a)	1,285	71
Tanger Factory Outlet Centers Inc	411	14

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(d)	Restricted Security. At the end of the period, the value of this security
			totaled $160 or 0.07% of net assets. The security was purchased on April
Software (continued)			16, 2014 at a total cost of $160.
Broadridge Financial Solutions Inc	831	$35	(e)	Restricted Security. At the end of the period, the value of this security
Cerner Corp (a)	1,318	78
Citrix Systems Inc (a)	1,090	78	totaled $162 or 0.07% of net assets. The security was purchased on
			January 30, 2014 at a cost of $157.
Dun & Bradstreet Corp/The	97	11
Fiserv Inc (a)	1,203	78
Intuit Inc	1,144	100
Microsoft Corp	25,138	1,165	Portfolio Summary (unaudited)
NetSuite Inc (a)	14,928	1,337	Sector	Percent
Oracle Corp	15,449	591	Consumer, Non-cyclical	26.39%
Paychex Inc	1,348	60	Communications	14.34%
PTC Inc (a)	871	32	Consumer, Cyclical	13.04%
Red Hat Inc (a)	17,563	986	Industrial	12.41%
Salesforce.com Inc (a)	72,858	4,192	Technology	12.41%
ServiceNow Inc (a)	11,900	699	Financial	8.83%
SolarWinds Inc (a)	469	20	Energy	7.12%
VMware Inc (a)	800	75	Basic Materials	3.46%
Workday Inc (a)	5,200	429	Exchange Traded Funds	1.76%
		$12,242	Utilities	0.03%
Telecommunications - 0.51%			Other Assets in Excess of Liabilities, Net	0.21%
ARRIS Group Inc (a)	901	26	TOTAL NET ASSETS	100.00%
CenturyLink Inc	249	10
Corning Inc	2,230	43
Harris Corp	132	9
Juniper Networks Inc	655	14
Level 3 Communications Inc (a)	1,219	56
SBA Communications Corp (a)	502	56
Verizon Communications Inc	18,656	933
Windstream Holdings Inc	3,936	42
		$1,189

Transportation - 1.21%
CH Robinson Worldwide Inc	1,063	71
Expeditors International of Washington Inc	1,415	58
FedEx Corp	4,278	690
Genesee & Wyoming Inc (a)	171	16
JB Hunt Transport Services Inc	7,500	555
Kansas City Southern	4,700	570
Kirby Corp (a)	418	49
Landstar System Inc	326	24
Norfolk Southern Corp	473	53
Union Pacific Corp	4,087	443
United Parcel Service Inc	2,852	280
		$2,809
TOTAL COMMON STOCKS		$227,085
INVESTMENT COMPANIES - 1.76%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 1.76%
BlackRock Liquidity Funds TempFund	2,998,392	2,998
Portfolio
Goldman Sachs Financial Square Funds -	920,008	920
Money Market Fund
JP Morgan Prime Money Market Fund	174,575	175
		$4,093
TOTAL INVESTMENT COMPANIES		$4,093
CONVERTIBLE PREFERRED STOCKS -
0.14%	Shares Held	Value (000's)

Internet - 0.14%
Airbnb Inc (a),(b),(c),(d)	3,936	160
Dropbox Inc (a),(b),(c),(e)	8,228	162
		$322
TOTAL CONVERTIBLE PREFERRED STOCKS		$322
Total Investments		$231,500
Other Assets in Excess of Liabilities, Net - 0.21%		$480
TOTAL NET ASSETS - 100.00%		$231,980

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$322 or 0.14% of net assets.

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2014	Long	47	$4,674	$4,619	$(55)
Total					$(55)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2014 (unaudited)

COMMON STOCKS - 98.72%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.14%				Beverages (continued)
Interpublic Group of Cos Inc/The	41,523	$761		Coca-Cola Enterprises Inc	22,259	$987
Omnicom Group Inc	24,748	1,704		Constellation Brands Inc (a)	16,512	1,439
		$2,465		Dr Pepper Snapple Group Inc	19,227	1,236
				Keurig Green Mountain Inc	12,003	1,562
Aerospace & Defense - 1.93%				Molson Coors Brewing Co	15,686	1,168
Boeing Co/The	66,037	8,412		Monster Beverage Corp (a)	14,167	1,299
General Dynamics Corp	31,295	3,977		PepsiCo Inc	148,475	13,821
L-3 Communications Holdings Inc	8,497	1,010				$39,510
Lockheed Martin Corp	26,583	4,859
Northrop Grumman Corp	20,490	2,700		Biotechnology - 2.84%
Raytheon Co	30,617	3,111		Alexion Pharmaceuticals Inc (a)	19,492	3,232
Rockwell Collins Inc	13,312	1,045		Amgen Inc	74,850	10,513
United Technologies Corp	83,833	8,853		Biogen Idec Inc (a)	23,269	7,698
		$33,967		Celgene Corp (a)	78,782	7,467
				Gilead Sciences Inc (a)	148,956	15,856
Agriculture - 1.64%				Regeneron Pharmaceuticals Inc (a)	7,270	2,621
Altria Group Inc	195,444	8,979		Vertex Pharmaceuticals Inc (a)	23,460	2,635
Archer-Daniels-Midland Co	63,608	3,250				$50,022
Lorillard Inc	35,475	2,125
Philip Morris International Inc	153,928	12,838		Building Materials - 0.14%
Reynolds American Inc	30,364	1,791		Martin Marietta Materials Inc	6,067	782
		$28,983		Masco Corp	35,124	840
				Vulcan Materials Co	12,900	777
Airlines - 0.30%						$2,399
Delta Air Lines Inc	83,068	3,003
Southwest Airlines Co	67,512	2,280		Chemicals - 2.50%
		$5,283		Air Products & Chemicals Inc	18,891	2,459
				Airgas Inc	6,610	731
Apparel - 0.68%				CF Industries Holdings Inc	4,894	1,367
Michael Kors Holdings Ltd (a)	20,225	1,444
				Dow Chemical Co/The	110,603	5,800
Nike Inc	69,303	6,182		Eastman Chemical Co	14,695	1,189
Ralph Lauren Corp	5,980	985		Ecolab Inc	26,572	3,051
Under Armour Inc (a)	16,392	1,132
				EI du Pont de Nemours & Co	90,186	6,472
VF Corp	33,984	2,244		FMC Corp	13,122	750
		$11,987		International Flavors & Fragrances Inc	7,997	767
Automobile Manufacturers - 0.67%				LyondellBasell Industries NV	41,901	4,553
Ford Motor Co	382,173	5,653		Monsanto Co	51,692	5,816
General Motors Co	132,822	4,242		Mosaic Co/The	31,380	1,394
PACCAR Inc	34,958	1,988		PPG Industries Inc	13,582	2,672
		$11,883		Praxair Inc	28,776	3,712
				Sherwin-Williams Co/The	8,190	1,794
Automobile Parts & Equipment - 0.37%				Sigma-Aldrich Corp	11,723	1,594
BorgWarner Inc	22,507	1,184				$44,121
Delphi Automotive PLC	29,525	1,811
Goodyear Tire & Rubber Co/The	27,129	613		Coal - 0.05%
Johnson Controls Inc	65,626	2,887		Consol Energy Inc	22,680	859
		$6,495

Banks - 7.40%				Commercial Services - 1.32%
				ADT Corp/The	17,146	608
Bank of America Corp	1,036,206	17,667		Alliance Data Systems Corp (a)	5,472	1,359
Bank of New York Mellon Corp/The	111,505	4,319
BB&T Corp	70,906	2,638		Automatic Data Processing Inc	47,388	3,937
Capital One Financial Corp	55,311	4,514		Cintas Corp	9,520	672
Citigroup Inc	298,743	15,481		Equifax Inc	12,000	897
Comerica Inc	17,818	888		H&R Block Inc	27,106	841
Fifth Third Bancorp	82,203	1,646		MasterCard Inc	96,988	7,169
Goldman Sachs Group Inc/The	40,375	7,412		McGraw Hill Financial Inc	26,694	2,254
				Moody's Corp	18,314	1,731
Huntington Bancshares Inc/OH	80,505	783		Quanta Services Inc (a)	21,362	775
JP Morgan Chase & Co	370,628	22,327
KeyCorp	86,400	1,152		Robert Half International Inc	13,547	664
				Total System Services Inc	16,284	504
M&T Bank Corp	13,004	1,603		United Rentals Inc (a)	9,451	1,050
Morgan Stanley	150,902	5,217
Northern Trust Corp	21,821	1,484		Western Union Co/The	52,202	837
PNC Financial Services Group Inc/The	53,266	4,558				$23,298
Regions Financial Corp	135,834	1,364		Computers - 6.01%
State Street Corp	41,732	3,072		Accenture PLC - Class A	62,201	5,058
SunTrust Banks Inc	52,317	1,990		Apple Inc	590,029	59,446
US Bancorp/MN	177,557	7,427		Cognizant Technology Solutions Corp (a)	59,903	2,682
Wells Fargo & Co	468,109	24,281		Computer Sciences Corp	14,294	874
Zions Bancorporation	19,982	581		EMC Corp/MA	199,899	5,849
		$130,404		Hewlett-Packard Co	183,898	6,523
Beverages - 2.24%				International Business Machines Corp	91,419	17,354
Brown-Forman Corp	15,568	1,405		NetApp Inc	31,459	1,352
Coca-Cola Co/The	388,960	16,593		SanDisk Corp	22,095	2,164
				Seagate Technology PLC	32,203	1,844

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electronics - 1.29%
Teradata Corp (a)	15,273	$640		Agilent Technologies Inc	32,863	$1,873
Western Digital Corp	21,675	2,109		Allegion PLC	9,468	451
		$105,895		Amphenol Corp	15,453	1,543
				FLIR Systems Inc	13,966	438
Consumer Products - 0.32%				Garmin Ltd	11,957	622
Avery Dennison Corp	9,236	412		Honeywell International Inc	77,110	7,180
Clorox Co/The	12,696	1,219		Jabil Circuit Inc	19,691	397
Kimberly-Clark Corp	36,845	3,964		PerkinElmer Inc	11,127	485
		$5,595		TE Connectivity Ltd	40,328	2,230
Cosmetics & Personal Care - 1.70%				Thermo Fisher Scientific Inc	39,310	4,784
Avon Products Inc	42,826	540		Tyco International Ltd	43,703	1,948
Colgate-Palmolive Co	84,595	5,517		Waters Corp (a)	8,274	820
Estee Lauder Cos Inc/The	22,168	1,657				$22,771
Procter & Gamble Co/The (b)	266,805	22,342
				Engineering & Construction - 0.09%
		$30,056		Fluor Corp	15,521	1,037
Distribution & Wholesale - 0.25%				Jacobs Engineering Group Inc (a)	13,111	640
Fastenal Co	26,904	1,208				$1,677
Fossil Group Inc (a)	4,588	431
				Environmental Control - 0.23%
Genuine Parts Co	15,085	1,323		Republic Services Inc	24,885	971
WW Grainger Inc	5,998	1,509		Stericycle Inc (a)	8,357	974
		$4,471		Waste Management Inc	42,741	2,032
Diversified Financial Services - 2.54%						$3,977
Affiliated Managers Group Inc (a)	5,474	1,097
				Food - 1.57%
American Express Co	88,688	7,764		Campbell Soup Co	17,631	753
Ameriprise Financial Inc	18,446	2,276		ConAgra Foods Inc	41,632	1,376
BlackRock Inc	12,431	4,081		General Mills Inc	60,355	3,045
Charles Schwab Corp/The	113,018	3,321		Hershey Co/The	14,703	1,403
CME Group Inc/IL	31,124	2,488		Hormel Foods Corp	13,240	680
Discover Financial Services	45,515	2,931		JM Smucker Co/The	10,033	993
E*Trade Financial Corp (a)	28,450	643
				Kellogg Co	25,195	1,552
Franklin Resources Inc	38,817	2,120		Kraft Foods Group Inc	58,528	3,301
Intercontinental Exchange Inc	11,178	2,180		Kroger Co/The	48,177	2,505
Invesco Ltd	42,635	1,683		McCormick & Co Inc/MD	12,791	856
Legg Mason Inc	10,043	514		Mondelez International Inc	166,123	5,692
NASDAQ OMX Group Inc/The	11,639	494		Safeway Inc	22,703	779
Navient Corp	41,330	732		Sysco Corp	57,818	2,194
T Rowe Price Group Inc	25,921	2,032		Tyson Foods Inc	28,861	1,136
Visa Inc	48,508	10,350		Whole Foods Market Inc	35,596	1,357
		$44,706				$27,622

Electric - 2.63%				Forest Products & Paper - 0.15%
AES Corp/VA	65,568	930		International Paper Co	42,078	2,009
Ameren Corp	23,909	916		MeadWestvaco Corp	16,602	679
American Electric Power Co Inc	48,152	2,514				$2,688
CMS Energy Corp	27,095	804
Consolidated Edison Inc	28,860	1,635		Gas - 0.30%
Dominion Resources Inc/VA	57,415	3,967		AGL Resources Inc	11,773	605
DTE Energy Co	17,440	1,327		CenterPoint Energy Inc	42,351	1,036
Duke Energy Corp	69,693	5,211		NiSource Inc	31,071	1,273
Edison International	32,105	1,795		Sempra Energy	22,776	2,400
Entergy Corp	17,698	1,369				$5,314
Exelon Corp	84,663	2,886
FirstEnergy Corp	41,420	1,390		Hand & Machine Tools - 0.12%
Integrys Energy Group Inc	7,879	511		Snap-on Inc	5,727	694
NextEra Energy Inc	42,997	4,037		Stanley Black & Decker Inc	15,399	1,367
Northeast Utilities	31,136	1,379				$2,061
NRG Energy Inc	33,277	1,014		Healthcare - Products - 1.73%
Pepco Holdings Inc	24,735	662		Baxter International Inc	53,375	3,831
PG&E Corp	46,452	2,092		Becton Dickinson and Co	18,903	2,151
Pinnacle West Capital Corp	10,879	594		Boston Scientific Corp (a)	130,632	1,543
PPL Corp	65,466	2,150		CareFusion Corp (a)	19,990	905
Public Service Enterprise Group Inc	49,853	1,856		Covidien PLC	44,515	3,851
SCANA Corp	13,998	694		CR Bard Inc	7,354	1,049
Southern Co/The	88,260	3,853		DENTSPLY International Inc	13,970	637
TECO Energy Inc	22,988	400		Edwards Lifesciences Corp (a)	10,448	1,067
Wisconsin Energy Corp	22,222	956		Hospira Inc	16,626	865
Xcel Energy Inc	49,798	1,514		Intuitive Surgical Inc (a)	3,543	1,636
		$46,456		Medtronic Inc	96,519	5,979
Electrical Components & Equipment - 0.31%				Patterson Cos Inc	8,527	353
AMETEK Inc	24,219	1,216		St Jude Medical Inc	28,053	1,687
Emerson Electric Co	68,771	4,304		Stryker Corp	29,471	2,380
				Varian Medical Systems Inc (a)	10,169	815
		$5,520

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Iron & Steel (continued)
Zimmer Holdings Inc	16,645	$1,674		Nucor Corp	31,418	$1,705
		$30,423				$2,103

Healthcare - Services - 1.31%				Leisure Products & Services - 0.17%
Aetna Inc	34,941	2,830		Carnival Corp	44,381	1,783
Cigna Corp	25,996	2,358		Harley-Davidson Inc	21,428	1,247
DaVita HealthCare Partners Inc (a)	16,929	1,238				$3,030
Humana Inc	15,200	1,980
Laboratory Corp of America Holdings (a)	8,366	851		Lodging - 0.32%
Quest Diagnostics Inc	14,230	864		Marriott International Inc/DE	21,474	1,501
Tenet Healthcare Corp (a)	9,648	573		Starwood Hotels & Resorts Worldwide Inc	18,774	1,562
UnitedHealth Group Inc	95,741	8,258		Wyndham Worldwide Corp	12,333	1,002
Universal Health Services Inc	8,989	939		Wynn Resorts Ltd	7,989	1,495
WellPoint Inc	27,024	3,233				$5,560
		$23,124		Machinery - Construction & Mining - 0.38%
Holding Companies - Diversified - 0.04%				Caterpillar Inc	61,866	6,126
Leucadia National Corp	31,230	745		Joy Global Inc	9,674	528
						$6,654

Home Builders - 0.11%				Machinery - Diversified - 0.55%
DR Horton Inc	32,682	671		Cummins Inc	16,854	2,224
Lennar Corp	17,526	680		Deere & Co	35,318	2,896
Pulte Group Inc	33,340	589		Flowserve Corp	13,480	950
		$1,940		Rockwell Automation Inc	13,586	1,493
				Roper Industries Inc	9,857	1,442
Home Furnishings - 0.10%				Xylem Inc/NY	18,001	639
Harman International Industries Inc	6,711	658				$9,644
Whirlpool Corp	7,685	1,119
		$1,777		Media - 3.37%
				Cablevision Systems Corp	21,373	374
Housewares - 0.05%				CBS Corp	47,758	2,555
Newell Rubbermaid Inc	26,980	928		Comcast Corp - Class A	255,025	13,715
				DIRECTV (a)	49,488	4,282
				Discovery Communications Inc - A Shares (a)	14,579	551
Insurance - 4.05%				Discovery Communications Inc - C Shares (a)	26,927	1,004
ACE Ltd	33,079	3,469
Aflac Inc	44,642	2,600		Gannett Co Inc	22,235	660
				News Corp (a)	49,069	802
Allstate Corp/The	42,706	2,621
American International Group Inc	140,601	7,595		Nielsen NV	29,979	1,329
Aon PLC	28,620	2,509		Scripps Networks Interactive Inc	10,217	798
Assurant Inc	7,033	452		Time Warner Cable Inc	27,454	3,939
Berkshire Hathaway Inc - Class B (a)	179,636	24,815		Time Warner Inc	84,234	6,335
Chubb Corp/The	23,697	2,158		Twenty-First Century Fox Inc - A Shares	185,590	6,364
Cincinnati Financial Corp	14,513	683		Viacom Inc	37,516	2,887
Genworth Financial Inc (a)	48,934	641		Walt Disney Co/The	155,612	13,854
Hartford Financial Services Group Inc/The	44,124	1,644				$59,449
Lincoln National Corp	25,726	1,378		Metal Fabrication & Hardware - 0.19%
Loews Corp	30,043	1,252		Precision Castparts Corp	14,138	3,349
Marsh & McLennan Cos Inc	53,636	2,807
MetLife Inc	110,827	5,954
Progressive Corp/The	53,037	1,341		Mining - 0.36%
Prudential Financial Inc	45,327	3,986		Alcoa Inc	115,912	1,865
Torchmark Corp	12,868	674		Freeport-McMoRan Inc	102,385	3,343
Travelers Cos Inc/The	33,409	3,139		Newmont Mining Corp	49,146	1,133
Unum Group	25,107	863				$6,341
XL Group PLC	26,162	868		Miscellaneous Manufacturing - 3.01%
		$71,449		3M Co	63,849	9,046
Internet - 4.73%				Danaher Corp	60,068	4,564
Amazon.com Inc (a)	37,333	12,038		Dover Corp	16,411	1,318
eBay Inc (a)	111,298	6,303		Eaton Corp PLC	46,894	2,972
Expedia Inc	9,776	857		General Electric Co	988,715	25,331
F5 Networks Inc (a)	7,300	867		Illinois Tool Works Inc	35,946	3,034
Facebook Inc (a)	192,152	15,188		Ingersoll-Rand PLC	26,360	1,486
Google Inc - A Shares (a)	27,994	16,472		Leggett & Platt Inc	13,525	472
Google Inc - C Shares (a)	27,992	16,161		Pall Corp	10,524	881
Netflix Inc (a)	5,921	2,671		Parker-Hannifin Corp	14,662	1,674
Priceline Group Inc/The (a)	5,167	5,986		Pentair PLC	18,974	1,243
Symantec Corp	68,037	1,600		Textron Inc	27,512	990
TripAdvisor Inc (a)	10,974	1,003				$53,011
VeriSign Inc (a)	11,087	611
Yahoo! Inc (a)	91,145	3,714		Office & Business Equipment - 0.11%
				Pitney Bowes Inc	19,985	500
		$83,471		Xerox Corp	106,811	1,413
Iron & Steel - 0.12%						$1,913
Allegheny Technologies Inc	10,713	398

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas - 7.34%				Pipelines (continued)
Anadarko Petroleum Corp	49,856	$5,057		Williams Cos Inc/The	66,274	$3,668
Apache Corp	37,688	3,538				$10,093
Cabot Oil & Gas Corp	41,119	1,344
Chesapeake Energy Corp	51,171	1,176		Publicly Traded Investment Fund - 0.88%
Chevron Corp	187,116	22,327		iShares Core S&P 500 ETF	78,116	15,487
Cimarex Energy Co	8,575	1,085
ConocoPhillips	121,158	9,271		Real Estate - 0.05%
Denbury Resources Inc	34,714	522		CBRE Group Inc (a)	27,490	818
Devon Energy Corp	37,893	2,584
Diamond Offshore Drilling Inc	6,622	227
Ensco PLC	23,029	951		REITS - 2.15%
EOG Resources Inc	53,945	5,342		American Tower Corp	39,035	3,655
EQT Corp	14,929	1,367		Apartment Investment & Management Co	14,396	458
Exxon Mobil Corp	420,232	39,523		AvalonBay Communities Inc	12,927	1,822
Helmerich & Payne Inc	10,664	1,044		Boston Properties Inc	15,086	1,746
Hess Corp	25,774	2,431		Crown Castle International Corp	32,898	2,649
Marathon Oil Corp	66,462	2,498		Equity Residential	35,645	2,195
Marathon Petroleum Corp	27,918	2,364		Essex Property Trust Inc	6,256	1,118
Murphy Oil Corp	16,448	936		General Growth Properties Inc	61,834	1,456
Nabors Industries Ltd	28,514	649		HCP Inc	45,211	1,795
Newfield Exploration Co (a)	13,465	499		Health Care REIT Inc	31,931	1,992
Noble Corp PLC	25,054	557		Host Hotels & Resorts Inc	74,587	1,591
Noble Energy Inc	35,498	2,427		Iron Mountain Inc	16,936	553
Occidental Petroleum Corp	76,823	7,386		Kimco Realty Corp	40,501	887
Phillips 66	55,071	4,478		Macerich Co/The	13,864	885
Pioneer Natural Resources Co	14,101	2,777		Plum Creek Timber Co Inc	17,453	681
QEP Resources Inc	16,326	502		Prologis Inc	49,268	1,858
Range Resources Corp	16,623	1,127		Public Storage	14,290	2,370
Southwestern Energy Co (a)	34,799	1,216		Simon Property Group Inc	30,622	5,035
Tesoro Corp	12,636	771		Ventas Inc	29,003	1,797
Transocean Ltd	33,547	1,072		Vornado Realty Trust	17,198	1,719
Valero Energy Corp	52,024	2,407		Weyerhaeuser Co	52,058	1,659
		$129,455				$37,921

Oil & Gas Services - 1.53%				Retail - 5.82%
				AutoNation Inc (a)	7,709	388
Baker Hughes Inc	42,868	2,789		AutoZone Inc (a)	3,212	1,637
Cameron International Corp (a)	19,993	1,327
				Bed Bath & Beyond Inc (a)	19,900	1,310
FMC Technologies Inc (a)	23,142	1,257
Halliburton Co	83,809	5,406		Best Buy Co Inc	28,594	961
				CarMax Inc (a)	21,603	1,003
National Oilwell Varco Inc	42,395	3,226		Chipotle Mexican Grill Inc (a)	3,056	2,037
Schlumberger Ltd	127,747	12,991
		$26,996		Coach Inc	27,062	964
				Costco Wholesale Corp	43,189	5,412
Packaging & Containers - 0.14%				CVS Health Corp	114,119	9,083
Ball Corp	13,641	863		Darden Restaurants Inc	13,038	671
Bemis Co Inc	9,842	374		Dollar General Corp (a)	29,896	1,827
Owens-Illinois Inc (a)	16,243	423		Dollar Tree Inc (a)	20,262	1,136
Sealed Air Corp	20,892	729		Family Dollar Stores Inc	9,432	729
		$2,389		GameStop Corp	11,102	457
				Gap Inc/The	26,996	1,125
Pharmaceuticals - 7.29%				Home Depot Inc/The	132,624	12,167
Abbott Laboratories	148,171	6,162		Kohl's Corp	20,167	1,231
AbbVie Inc	156,842	9,059		L Brands Inc	24,198	1,621
Actavis PLC (a)	26,040	6,283
				Lowe's Cos Inc	97,267	5,147
Allergan Inc/United States	29,284	5,218		Macy's Inc	34,796	2,024
AmerisourceBergen Corp	21,005	1,624		McDonald's Corp	96,757	9,174
Bristol-Myers Squibb Co	163,366	8,361		Nordstrom Inc	14,045	960
Cardinal Health Inc	33,173	2,485		O'Reilly Automotive Inc (a)	10,225	1,537
Eli Lilly & Co	96,885	6,283		PetSmart Inc	9,788	686
Express Scripts Holding Co (a)	73,455	5,188
				PVH Corp	8,119	984
Johnson & Johnson	277,904	29,622		Ross Stores Inc	20,676	1,563
Mallinckrodt PLC (a)	11,161	1,006
				Staples Inc	63,478	768
McKesson Corp	22,821	4,443		Starbucks Corp	74,021	5,586
Mead Johnson Nutrition Co	19,921	1,917		Target Corp	62,445	3,914
Merck & Co Inc	284,244	16,850		Tiffany & Co	11,084	1,068
Mylan Inc/PA (a)	36,858	1,677
				TJX Cos Inc/The	68,281	4,040
Perrigo Co PLC	13,186	1,980		Tractor Supply Co	13,566	834
Pfizer Inc (b)	624,812	18,476
				Urban Outfitters Inc (a)	10,060	369
Zoetis Inc	49,386	1,825		Walgreen Co	86,716	5,140
		$128,459		Wal-Mart Stores Inc	155,594	11,898
Pipelines - 0.57%				Yum! Brands Inc	43,322	3,118
Kinder Morgan Inc/DE	64,824	2,485				$102,569
ONEOK Inc	20,496	1,344
Spectra Energy Corp	66,108	2,596

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	INVESTMENT COMPANIES - 3.53%	Shares Held	Value(000	's)

Savings & Loans - 0.05%				Publicly Traded Investment Fund - 3.53%
Hudson City Bancorp Inc	47,414	$461		BlackRock Liquidity Funds FedFund Portfolio	62,150,059	$62,150
People's United Financial Inc	30,577	442
		$903		TOTAL INVESTMENT COMPANIES		$62,150

Semiconductors - 3.09%				Total Investments		$1,802,455
Altera Corp	30,446	1,089		Liabilities in Excess of Other Assets, Net - (2.25)%		$(39,642)
Analog Devices Inc	30,962	1,532		TOTAL NET ASSETS - 100.00%		$1,762,813
Applied Materials Inc	120,057	2,595
Avago Technologies Ltd	24,804	2,158		(a) Non-Income Producing Security
Broadcom Corp	52,994	2,142
First Solar Inc (a)	7,405	487		(b)		Security or a portion of the security was pledged to cover margin
				requirements for futures contracts. At the end of the period, the value of
Intel Corp	487,859	16,987		these securities totaled $4,156 or 0.24% of net assets.
KLA-Tencor Corp	16,295	1,284
Lam Research Corp	15,970	1,193
Linear Technology Corp	23,502	1,043
Microchip Technology Inc	19,747	933		Portfolio Summary (unaudited)
Micron Technology Inc (a)	105,516	3,615		Sector		Percent
NVIDIA Corp	50,729	936		Consumer, Non-cyclical		22.04%
Qualcomm Inc	165,151	12,348		Financial		16.24%
Texas Instruments Inc	105,194	5,017		Technology		13.22%
Xilinx Inc	26,456	1,121		Communications		11.65%
		$54,480		Industrial		10.12%
Software - 4.09%				Energy		9.49%
Adobe Systems Inc (a)	46,560	3,222		Consumer, Cyclical		8.98%
Akamai Technologies Inc (a)	17,556	1,050		Exchange Traded Funds		4.41%
Autodesk Inc (a)	22,391	1,234		Basic Materials		3.13%
CA Inc	31,576	882		Utilities		2.93%
Cerner Corp (a)	29,910	1,782		Diversified		0.04%
Citrix Systems Inc (a)	16,206	1,156		Liabilities in Excess of Other Assets, Net		(2.25)%
Dun & Bradstreet Corp/The	3,584	421		TOTAL NET ASSETS		100.00%
Electronic Arts Inc (a)	30,804	1,097
Fidelity National Information Services Inc	28,124	1,583
Fiserv Inc (a)	24,557	1,587
Intuit Inc	27,973	2,452
Microsoft Corp	811,933	37,641
Oracle Corp	320,450	12,267
Paychex Inc	32,201	1,423
Red Hat Inc (a)	18,633	1,046
Salesforce.com Inc (a)	56,725	3,264
		$72,107

Telecommunications - 3.41%
AT&T Inc	511,015	18,008
CenturyLink Inc	56,184	2,297
Cisco Systems Inc	502,462	12,647
Corning Inc	127,214	2,460
Frontier Communications Corp	98,745	643
Harris Corp	10,324	686
Juniper Networks Inc	39,568	876
Motorola Solutions Inc	21,754	1,377
Verizon Communications Inc	408,460	20,419
Windstream Holdings Inc	59,386	640
		$60,053

Textiles - 0.05%
Mohawk Industries Inc (a)	6,101	823

Toys, Games & Hobbies - 0.09%
Hasbro Inc	11,306	622
Mattel Inc	33,291	1,020
		$1,642

Transportation - 1.74%
CH Robinson Worldwide Inc	14,501	962
CSX Corp	98,495	3,158
Expeditors International of Washington Inc	19,225	780
FedEx Corp	26,156	4,223
Kansas City Southern	10,872	1,318
Norfolk Southern Corp	30,499	3,404
Ryder System Inc	5,229	470
Union Pacific Corp	88,430	9,587
United Parcel Service Inc	69,311	6,812
		$30,714
TOTAL COMMON STOCKS		$1,740,305

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2014	Long	244	$24,183	$23,979	$(204)
Total					$(204)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2014 (unaudited)

COMMON STOCKS - 90.18%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.13%			Beverages (continued)
Interpublic Group of Cos Inc/The	1,579	$29	Coca-Cola Enterprises Inc	846	$38
Omnicom Group Inc	941	65	Constellation Brands Inc (a)	628	55
		$94	Dr Pepper Snapple Group Inc	731	47
			Keurig Green Mountain Inc	456	59
Aerospace & Defense - 1.75%			Molson Coors Brewing Co	597	44
Boeing Co/The	2,511	320	Monster Beverage Corp (a)	539	49
General Dynamics Corp	1,190	151	PepsiCo Inc	5,646	526
L-3 Communications Holdings Inc	323	38			$1,502
Lockheed Martin Corp	1,011	185
Northrop Grumman Corp	779	103	Biotechnology - 2.58%
Raytheon Co	1,164	118	Alexion Pharmaceuticals Inc (a)	741	123
Rockwell Collins Inc	506	40	Amgen Inc	2,846	400
United Technologies Corp	3,188	337	Biogen Idec Inc (a)	885	293
		$1,292	Celgene Corp (a)	2,996	284
			Gilead Sciences Inc (a)	5,665	603
Agriculture - 1.50%			Regeneron Pharmaceuticals Inc (a)	276	99
Altria Group Inc	7,432	341	Vertex Pharmaceuticals Inc (a)	892	100
Archer-Daniels-Midland Co	2,419	124			$1,902
Lorillard Inc	1,349	81
Philip Morris International Inc	5,854	488	Building Materials - 0.12%
Reynolds American Inc	1,155	68	Martin Marietta Materials Inc	231	30
		$1,102	Masco Corp	1,336	32
			Vulcan Materials Co	491	29
Airlines - 0.27%					$91
Delta Air Lines Inc	3,159	114
Southwest Airlines Co	2,567	87	Chemicals - 2.28%
		$201	Air Products & Chemicals Inc	718	93
			Airgas Inc	251	28
Apparel - 0.62%			CF Industries Holdings Inc	186	52
Michael Kors Holdings Ltd (a)	769	55
			Dow Chemical Co/The	4,206	221
Nike Inc	2,636	235	Eastman Chemical Co	559	45
Ralph Lauren Corp	227	38	Ecolab Inc	1,011	116
Under Armour Inc (a)	623	43
			EI du Pont de Nemours & Co	3,430	246
VF Corp	1,292	85	FMC Corp	499	29
		$456	International Flavors & Fragrances Inc	304	29
Automobile Manufacturers - 0.61%			LyondellBasell Industries NV	1,593	173
Ford Motor Co	14,534	215	Monsanto Co	1,966	221
General Motors Co	5,051	161	Mosaic Co/The	1,193	53
PACCAR Inc	1,329	76	PPG Industries Inc	517	102
		$452	Praxair Inc	1,094	141
			Sherwin-Williams Co/The	311	68
Automobile Parts & Equipment - 0.34%			Sigma-Aldrich Corp	446	61
BorgWarner Inc	856	45			$1,678
Delphi Automotive PLC	1,123	69
Goodyear Tire & Rubber Co/The	1,032	23	Coal - 0.04%
Johnson Controls Inc	2,496	110	Consol Energy Inc	862	33
		$247

Banks - 6.74%			Commercial Services - 1.20%
			ADT Corp/The	652	23
Bank of America Corp	39,405	672	Alliance Data Systems Corp (a)	208	52
Bank of New York Mellon Corp/The	4,240	164
BB&T Corp	2,696	100	Automatic Data Processing Inc	1,802	150
Capital One Financial Corp	2,103	172	Cintas Corp	362	25
Citigroup Inc	11,361	589	Equifax Inc	456	34
Comerica Inc	678	34	H&R Block Inc	1,031	32
Fifth Third Bancorp	3,126	63	MasterCard Inc	3,688	273
Goldman Sachs Group Inc/The	1,535	282	McGraw Hill Financial Inc	1,015	86
			Moody's Corp	696	66
Huntington Bancshares Inc/OH	3,062	30	Quanta Services Inc (a)	812	29
JP Morgan Chase & Co	14,094	849
KeyCorp	3,286	44	Robert Half International Inc	515	25
			Total System Services Inc	619	19
M&T Bank Corp	495	61	United Rentals Inc (a)	359	40
Morgan Stanley	5,739	198
Northern Trust Corp	830	56	Western Union Co/The	1,985	32
PNC Financial Services Group Inc/The	2,026	173			$886
Regions Financial Corp	5,166	52	Computers - 5.47%
State Street Corp	1,587	117	Accenture PLC - Class A	2,365	192
SunTrust Banks Inc	1,990	76	Apple Inc	22,438	2,261
US Bancorp/MN	6,752	282	Cognizant Technology Solutions Corp (a)	2,278	102
Wells Fargo & Co	17,802	923	Computer Sciences Corp	544	33
Zions Bancorporation	760	22	EMC Corp/MA	7,602	223
		$4,959	Hewlett-Packard Co	6,993	248
Beverages - 2.04%			International Business Machines Corp	3,477	660
Brown-Forman Corp	592	53	NetApp Inc	1,196	52
Coca-Cola Co/The	14,792	631	SanDisk Corp	840	82
			Seagate Technology PLC	1,225	70

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)			Electronics - 1.18%
Teradata Corp (a)	581	$24	Agilent Technologies Inc	1,250	$71
Western Digital Corp	824	80	Allegion PLC	360	17
		$4,027	Amphenol Corp	588	59
			FLIR Systems Inc	531	17
Consumer Products - 0.29%			Garmin Ltd	455	24
Avery Dennison Corp	351	16	Honeywell International Inc	2,932	273
Clorox Co/The	483	46	Jabil Circuit Inc	749	15
Kimberly-Clark Corp	1,401	151	PerkinElmer Inc	423	18
		$213	TE Connectivity Ltd	1,534	85
Cosmetics & Personal Care - 1.55%			Thermo Fisher Scientific Inc	1,495	182
Avon Products Inc	1,629	20	Tyco International Ltd	1,662	74
Colgate-Palmolive Co	3,217	210	Waters Corp (a)	315	31
Estee Lauder Cos Inc/The	843	63			$866
Procter & Gamble Co/The	10,146	850	Engineering & Construction - 0.09%
		$1,143	Fluor Corp	590	40
Distribution & Wholesale - 0.23%			Jacobs Engineering Group Inc (a)	499	24
Fastenal Co	1,023	46			$64
Fossil Group Inc (a)	174	16
			Environmental Control - 0.21%
Genuine Parts Co	574	50	Republic Services Inc	946	37
WW Grainger Inc	228	58	Stericycle Inc (a)	318	37
		$170	Waste Management Inc	1,625	77
Diversified Financial Services - 2.31%					$151
Affiliated Managers Group Inc (a)	208	42
			Food - 1.43%
American Express Co	3,373	295	Campbell Soup Co	670	29
Ameriprise Financial Inc	701	86	ConAgra Foods Inc	1,583	52
BlackRock Inc	473	155	General Mills Inc	2,295	116
Charles Schwab Corp/The	4,298	126	Hershey Co/The	559	53
CME Group Inc/IL	1,184	95	Hormel Foods Corp	503	26
Discover Financial Services	1,731	111	JM Smucker Co/The	382	38
E*Trade Financial Corp (a)	1,082	24
			Kellogg Co	958	59
Franklin Resources Inc	1,476	81	Kraft Foods Group Inc	2,226	126
Intercontinental Exchange Inc	425	83	Kroger Co/The	1,832	95
Invesco Ltd	1,621	64	McCormick & Co Inc/MD	486	32
Legg Mason Inc	382	20	Mondelez International Inc	6,317	216
NASDAQ OMX Group Inc/The	443	19	Safeway Inc	863	30
Navient Corp	1,572	28	Sysco Corp	2,199	83
T Rowe Price Group Inc	986	77	Tyson Foods Inc	1,098	43
Visa Inc	1,845	394	Whole Foods Market Inc	1,354	52
		$1,700			$1,050

Electric - 2.40%			Forest Products & Paper - 0.14%
AES Corp/VA	2,493	35	International Paper Co	1,600	76
Ameren Corp	909	35	MeadWestvaco Corp	631	26
American Electric Power Co Inc	1,831	96			$102
CMS Energy Corp	1,030	31
Consolidated Edison Inc	1,098	62	Gas - 0.27%
Dominion Resources Inc/VA	2,183	151	AGL Resources Inc	448	23
DTE Energy Co	663	50	CenterPoint Energy Inc	1,611	39
Duke Energy Corp	2,650	198	NiSource Inc	1,182	49
Edison International	1,221	68	Sempra Energy	866	91
Entergy Corp	673	52			$202
Exelon Corp	3,220	110
FirstEnergy Corp	1,575	53	Hand & Machine Tools - 0.11%
Integrys Energy Group Inc	300	19	Snap-on Inc	218	26
NextEra Energy Inc	1,635	154	Stanley Black & Decker Inc	586	52
Northeast Utilities	1,184	52			$78
NRG Energy Inc	1,265	39	Healthcare - Products - 1.57%
Pepco Holdings Inc	941	25	Baxter International Inc	2,030	146
PG&E Corp	1,766	80	Becton Dickinson and Co	719	82
Pinnacle West Capital Corp	414	23	Boston Scientific Corp (a)	4,968	59
PPL Corp	2,490	82	CareFusion Corp (a)	760	34
Public Service Enterprise Group Inc	1,896	71	Covidien PLC	1,693	146
SCANA Corp	532	26	CR Bard Inc	280	40
Southern Co/The	3,356	146	DENTSPLY International Inc	531	24
TECO Energy Inc	874	15	Edwards Lifesciences Corp (a)	397	41
Wisconsin Energy Corp	845	36	Hospira Inc	632	33
Xcel Energy Inc	1,894	58	Intuitive Surgical Inc (a)	135	62
		$1,767	Medtronic Inc	3,670	227
Electrical Components & Equipment - 0.29%			Patterson Cos Inc	324	13
AMETEK Inc	921	46	St Jude Medical Inc	1,067	64
Emerson Electric Co	2,615	164	Stryker Corp	1,121	91
			Varian Medical Systems Inc (a)	387	31
		$210

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)			Iron & Steel (continued)
Zimmer Holdings Inc	633	$64	Nucor Corp	1,195	$65
		$1,157			$80

Healthcare - Services - 1.19%			Leisure Products & Services - 0.16%
Aetna Inc	1,329	107	Carnival Corp	1,688	68
Cigna Corp	989	90	Harley-Davidson Inc	815	47
DaVita HealthCare Partners Inc (a)	644	47			$115
Humana Inc	578	75
Laboratory Corp of America Holdings (a)	318	32	Lodging - 0.29%
Quest Diagnostics Inc	541	33	Marriott International Inc/DE	817	57
Tenet Healthcare Corp (a)	367	22	Starwood Hotels & Resorts Worldwide Inc	714	60
UnitedHealth Group Inc	3,641	314	Wyndham Worldwide Corp	469	38
Universal Health Services Inc	342	36	Wynn Resorts Ltd	304	57
WellPoint Inc	1,028	123			$212
		$879	Machinery - Construction & Mining - 0.34%
Holding Companies - Diversified - 0.04%			Caterpillar Inc	2,353	233
Leucadia National Corp	1,188	28	Joy Global Inc	368	20
					$253

Home Builders - 0.10%			Machinery - Diversified - 0.50%
DR Horton Inc	1,243	26	Cummins Inc	641	85
Lennar Corp	666	26	Deere & Co	1,343	110
Pulte Group Inc	1,268	22	Flowserve Corp	513	36
		$74	Rockwell Automation Inc	517	57
			Roper Industries Inc	375	55
Home Furnishings - 0.09%			Xylem Inc/NY	685	24
Harman International Industries Inc	255	25			$367
Whirlpool Corp	292	43
		$68	Media - 3.07%
			Cablevision Systems Corp	813	14
Housewares - 0.05%			CBS Corp	1,816	97
Newell Rubbermaid Inc	1,026	35	Comcast Corp - Class A	9,698	522
			DIRECTV (a)	1,882	163
			Discovery Communications Inc - A Shares (a)	554	21
Insurance - 3.69%			Discovery Communications Inc - C Shares (a)	1,024	38
ACE Ltd	1,258	132
Aflac Inc	1,698	99	Gannett Co Inc	846	25
			News Corp (a)	1,866	30
Allstate Corp/The	1,624	100
American International Group Inc	5,347	289	Nielsen NV	1,140	51
Aon PLC	1,088	95	Scripps Networks Interactive Inc	389	30
Assurant Inc	267	17	Time Warner Cable Inc	1,044	150
Berkshire Hathaway Inc - Class B (a)	6,831	944	Time Warner Inc	3,203	241
Chubb Corp/The	901	82	Twenty-First Century Fox Inc - A Shares	7,058	242
Cincinnati Financial Corp	552	26	Viacom Inc	1,427	110
Genworth Financial Inc (a)	1,861	24	Walt Disney Co/The	5,918	527
Hartford Financial Services Group Inc/The	1,678	62			$2,261
Lincoln National Corp	978	52	Metal Fabrication & Hardware - 0.17%
Loews Corp	1,142	48	Precision Castparts Corp	538	127
Marsh & McLennan Cos Inc	2,040	107
MetLife Inc	4,215	226
Progressive Corp/The	2,017	51	Mining - 0.33%
Prudential Financial Inc	1,724	152	Alcoa Inc	4,408	71
Torchmark Corp	489	26	Freeport-McMoRan Inc	3,894	127
Travelers Cos Inc/The	1,270	119	Newmont Mining Corp	1,869	43
Unum Group	955	33			$241
XL Group PLC	995	33	Miscellaneous Manufacturing - 2.74%
		$2,717	3M Co	2,428	344
Internet - 4.31%			Danaher Corp	2,284	174
Amazon.com Inc (a)	1,420	458	Dover Corp	624	50
eBay Inc (a)	4,233	240	Eaton Corp PLC	1,783	113
			General Electric Co (b)	37,599	963
Expedia Inc	372	33
F5 Networks Inc (a)	278	33	Illinois Tool Works Inc	1,367	115
Facebook Inc (a)	7,307	578	Ingersoll-Rand PLC	1,002	56
Google Inc - A Shares (a)	1,065	627	Leggett & Platt Inc	514	18
Google Inc - C Shares (a)	1,064	614	Pall Corp	400	34
Netflix Inc (a)	225	101	Parker-Hannifin Corp	558	64
Priceline Group Inc/The (a)	196	227	Pentair PLC	722	47
Symantec Corp	2,587	61	Textron Inc	1,046	38
TripAdvisor Inc (a)	417	38			$2,016
VeriSign Inc (a)	422	23
Yahoo! Inc (a)	3,466	141	Office & Business Equipment - 0.10%
			Pitney Bowes Inc	760	19
		$3,174	Xerox Corp	4,062	54
Iron & Steel - 0.11%					$73
Allegheny Technologies Inc	407	15

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas - 6.69%			Pipelines (continued)
Anadarko Petroleum Corp	1,896	$192	Williams Cos Inc/The	2,520	$139
Apache Corp	1,433	134			$384
Cabot Oil & Gas Corp	1,564	51
Chesapeake Energy Corp	1,946	45	Publicly Traded Investment Fund - 1.09%
Chevron Corp	7,116	849	iShares Core S&P 500 ETF	4,033	800
Cimarex Energy Co	326	41
ConocoPhillips	4,607	353	Real Estate - 0.04%
Denbury Resources Inc	1,320	20	CBRE Group Inc (a)	1,045	31
Devon Energy Corp	1,441	98
Diamond Offshore Drilling Inc	252	9
Ensco PLC	876	36	REITS - 1.96%
EOG Resources Inc	2,051	203	American Tower Corp	1,484	139
EQT Corp	568	52	Apartment Investment & Management Co	547	17
Exxon Mobil Corp (b)	15,981	1,503	AvalonBay Communities Inc	492	69
Helmerich & Payne Inc	406	40	Boston Properties Inc	574	66
Hess Corp	980	92	Crown Castle International Corp	1,251	101
Marathon Oil Corp	2,527	95	Equity Residential	1,356	84
Marathon Petroleum Corp	1,062	90	Essex Property Trust Inc	238	43
Murphy Oil Corp	625	36	General Growth Properties Inc	2,351	55
Nabors Industries Ltd	1,084	25	HCP Inc	1,719	68
Newfield Exploration Co (a)	512	19	Health Care REIT Inc	1,214	76
Noble Corp PLC	953	21	Host Hotels & Resorts Inc	2,836	60
Noble Energy Inc	1,350	92	Iron Mountain Inc	644	21
Occidental Petroleum Corp	2,921	281	Kimco Realty Corp	1,540	34
Phillips 66	2,094	170	Macerich Co/The	527	34
Pioneer Natural Resources Co	536	106	Plum Creek Timber Co Inc	664	26
QEP Resources Inc	621	19	Prologis Inc	1,874	71
Range Resources Corp	632	43	Public Storage	543	90
Southwestern Energy Co (a)	1,323	46	Simon Property Group Inc	1,165	192
Tesoro Corp	481	29	Ventas Inc	1,103	68
Transocean Ltd	1,276	41	Vornado Realty Trust	654	65
Valero Energy Corp	1,978	92	Weyerhaeuser Co	1,980	63
		$4,923			$1,442

Oil & Gas Services - 1.39%			Retail - 5.30%
			AutoNation Inc (a)	293	15
Baker Hughes Inc	1,630	106	AutoZone Inc (a)	122	62
Cameron International Corp (a)	760	50
			Bed Bath & Beyond Inc (a)	757	50
FMC Technologies Inc (a)	880	48
Halliburton Co	3,187	206	Best Buy Co Inc	1,087	37
			CarMax Inc (a)	822	38
National Oilwell Varco Inc	1,612	123	Chipotle Mexican Grill Inc (a)	116	77
Schlumberger Ltd	4,858	494
		$1,027	Coach Inc	1,029	37
			Costco Wholesale Corp	1,642	206
Packaging & Containers - 0.12%			CVS Health Corp	4,340	345
Ball Corp	519	33	Darden Restaurants Inc	496	26
Bemis Co Inc	374	14	Dollar General Corp (a)	1,137	69
Owens-Illinois Inc (a)	618	16	Dollar Tree Inc (a)	771	43
Sealed Air Corp	795	28	Family Dollar Stores Inc	359	28
		$91	GameStop Corp	422	17
			Gap Inc/The	1,027	43
Pharmaceuticals - 6.64%			Home Depot Inc/The	5,043	463
Abbott Laboratories	5,635	234	Kohl's Corp	767	47
AbbVie Inc	5,964	344	L Brands Inc	920	62
Actavis PLC (a)	990	239
			Lowe's Cos Inc	3,699	196
Allergan Inc/United States	1,114	199	Macy's Inc	1,323	77
AmerisourceBergen Corp	799	62	McDonald's Corp	3,680	349
Bristol-Myers Squibb Co	6,213	318	Nordstrom Inc	534	36
Cardinal Health Inc	1,262	95	O'Reilly Automotive Inc (a)	389	58
Eli Lilly & Co	3,684	239	PetSmart Inc	372	26
Express Scripts Holding Co (a)	2,793	197
			PVH Corp	309	37
Johnson & Johnson	10,568	1,126	Ross Stores Inc	786	59
Mallinckrodt PLC (a)	424	38
			Staples Inc	2,414	29
McKesson Corp	868	169	Starbucks Corp	2,815	212
Mead Johnson Nutrition Co	758	73	Target Corp	2,375	149
Merck & Co Inc	10,809	641	Tiffany & Co	422	41
Mylan Inc/PA (a)	1,402	64
			TJX Cos Inc/The	2,597	154
Perrigo Co PLC	501	75	Tractor Supply Co	516	32
Pfizer Inc	23,761	703	Urban Outfitters Inc (a)	383	14
Zoetis Inc	1,878	69	Walgreen Co	3,298	195
		$4,885	Wal-Mart Stores Inc	5,917	452
Pipelines - 0.52%			Yum! Brands Inc	1,647	119
Kinder Morgan Inc/DE	2,465	95			$3,900
ONEOK Inc	779	51
Spectra Energy Corp	2,514	99

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	INVESTMENT COMPANIES - 22.02%	Shares Held	Value (000's)

Savings & Loans - 0.05%			Publicly Traded Investment Fund - 22.02%
Hudson City Bancorp Inc	1,803	$17	BlackRock Liquidity Funds FedFund Portfolio	16,213,971	$16,214
People's United Financial Inc	1,163	17
		$34	TOTAL INVESTMENT COMPANIES		$16,214

Semiconductors - 2.81%			U.S. GOVERNMENT & GOVERNMENT	Principal
Altera Corp	1,158	41	AGENCY OBLIGATIONS - 0.68%	Amount (000's)	Value (000's)
Analog Devices Inc	1,177	58	U.S. Treasury Bill - 0.68%
Applied Materials Inc	4,566	99	0.03%, 10/23/2014(c),(d)	$500	$500
Avago Technologies Ltd	943	82
Broadcom Corp	2,015	81	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
First Solar Inc (a)	282	19	OBLIGATIONS		$500
Intel Corp	18,553	646	TOTAL PURCHASED OPTIONS - 0.19%		$136
KLA-Tencor Corp	620	49	Total Investments		$83,241
Lam Research Corp	607	45	Liabilities in Excess of Other Assets, Net - (13.07)%		$(9,619)
Linear Technology Corp	894	40	TOTAL NET ASSETS - 100.00%		$73,622
Microchip Technology Inc	751	35
Micron Technology Inc (a)	4,013	137
NVIDIA Corp	1,929	36	(a) Non-Income Producing Security
Qualcomm Inc	6,280	470	(b)	Security or a portion of the security was pledged to cover margin
Texas Instruments Inc	4,000	191	requirements for futures contracts. At the end of the period, the value of
Xilinx Inc	1,006	43	these securities totaled $731 or 0.99% of net assets.
		$2,072	(c)	Rate shown is the discount rate of the original purchase.
Software - 3.72%			(d)	Security or a portion of the security was pledged to cover margin
Adobe Systems Inc (a)	1,771	123	requirements for options contracts. At the end of the period, the value of
Akamai Technologies Inc (a)	668	40	these securities totaled $500 or 0.68% of net assets.
Autodesk Inc (a)	852	47
CA Inc	1,201	34
Cerner Corp (a)	1,137	68	Portfolio Summary (unaudited)
Citrix Systems Inc (a)	616	44
			Sector		Percent
Dun & Bradstreet Corp/The	136	16	Exchange Traded Funds		23.11%
Electronic Arts Inc (a)	1,171	42
			Consumer, Non-cyclical		20.06%
Fidelity National Information Services Inc	1,070	60	Financial		14.79%
Fiserv Inc (a)	934	60
			Technology		12.03%
Intuit Inc	1,064	93	Communications		10.61%
Microsoft Corp (b)	30,877	1,431
			Industrial		9.21%
Oracle Corp	12,186	466	Energy		8.64%
Paychex Inc	1,225	54	Consumer, Cyclical		8.18%
Red Hat Inc (a)	709	40
Salesforce.com Inc (a)	2,157	124	Basic Materials		2.86%
			Utilities		2.67%
		$2,742	Government		0.68%
Telecommunications - 3.10%			Purchased Options		0.19%
AT&T Inc	19,433	685	Diversified		0.04%
CenturyLink Inc	2,137	87	Liabilities in Excess of Other Assets, Net		(13.07)%
Cisco Systems Inc	19,108	481	TOTAL NET ASSETS		100.00%
Corning Inc	4,838	94
Frontier Communications Corp	3,755	25
Harris Corp	393	26
Juniper Networks Inc	1,505	33
Motorola Solutions Inc	827	52
Verizon Communications Inc	15,533	777
Windstream Holdings Inc	2,258	24
		$2,284

Textiles - 0.04%
Mohawk Industries Inc (a)	232	31

Toys, Games & Hobbies - 0.08%
Hasbro Inc	430	23
Mattel Inc	1,266	39
		$62

Transportation - 1.59%
CH Robinson Worldwide Inc	551	36
CSX Corp	3,746	120
Expeditors International of Washington Inc	731	30
FedEx Corp	995	161
Kansas City Southern	413	50
Norfolk Southern Corp	1,160	129
Ryder System Inc	199	18
Union Pacific Corp	3,363	365
United Parcel Service Inc	2,636	259
		$1,168
TOTAL COMMON STOCKS		$66,391

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2014 (unaudited)

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; December 2014	Long	32	$3,150		$3,145		$(5)
Total							$(5)

Amounts in thousands except contracts

Options

				Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - S&P 500 Index	$1,990.00	10/06/2014	70	$34		$27	$(7)
Call - S&P 500 Index	$1,995.00	10/06/2014	10	6		3	(3)
Call - S&P 500 Index	$2,040.00	10/20/2014	10	6		2	(4)
Put - S&P 500 Index	$1,955.00	10/06/2014	70	48		35	(13)
Put - S&P 500 Index	$1,970.00	10/20/2014	30	65		69	4
Total				$159		$136	$(23)

				Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - S&P 500 Index	$2,000.00	10/06/2014	70	$(15)		$(14)	$1
Call - S&P 500 Index	$2,005.00	10/06/2014	10	(3)		(2)	1
Call - S&P 500 Index	$2,080.00	10/20/2014	10	(1)		(1)	—
Put - S&P 500 Index	$1,945.00	10/06/2014	70	(36)		(23)	13
Put - S&P 500 Index	$1,930.00	10/20/2014	30	(36)		(34)	2
Total				$(91)		$(74)	$17

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
September 30, 2014 (unaudited)

COMMON STOCKS - 99.19%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 4.24%				Insurance - 5.03%
Raytheon Co	29,602	$3,008		American International Group Inc	70,279	$3,796
United Technologies Corp	38,701	4,087		PartnerRe Ltd	19,254	2,116
		$7,095		Prudential Financial Inc	17,059	1,500
				RenaissanceRe Holdings Ltd	9,867	987
Agriculture - 2.50%						$8,399
Archer-Daniels-Midland Co	54,282	2,774
Philip Morris International Inc	16,822	1,403		Lodging - 0.79%
		$4,177		MGM Resorts International (a)	57,671	1,314

Airlines - 1.67%
Southwest Airlines Co	82,433	2,784		Media - 1.93%
				Comcast Corp - Class A	60,034	3,229

Automobile Manufacturers - 0.59%
Oshkosh Corp	22,221	981		Miscellaneous Manufacturing - 3.35%
				Danaher Corp	29,546	2,245
				General Electric Co	19,733	505
Automobile Parts & Equipment - 0.92%				Ingersoll-Rand PLC	50,526	2,848
Lear Corp	17,853	1,543				$5,598

				Office & Business Equipment - 0.63%
Banks - 15.83%				Xerox Corp	79,572	1,053
Bank of America Corp	187,378	3,195
Goldman Sachs Group Inc/The	22,976	4,218
Huntington Bancshares Inc/OH	172,108	1,674		Oil & Gas - 11.34%
JP Morgan Chase & Co	40,138	2,418		Chevron Corp	18,237	2,176
KeyCorp	250,119	3,334		Cimarex Energy Co	13,870	1,755
PNC Financial Services Group Inc/The	25,051	2,144		ConocoPhillips	71,259	5,452
Regions Financial Corp	155,000	1,556		EOG Resources Inc	16,792	1,663
Wells Fargo & Co	152,519	7,911		Exxon Mobil Corp	50,079	4,710
		$26,450		Occidental Petroleum Corp	2,671	257
				Patterson-UTI Energy Inc	47,038	1,530
Chemicals - 3.39%				Whiting Petroleum Corp (a)	18,092	1,403
Dow Chemical Co/The	36,550	1,917				$18,946
LyondellBasell Industries NV	34,519	3,751
		$5,668		Oil & Gas Services - 1.04%
				Baker Hughes Inc	26,638	1,733
Commercial Services - 0.87%
Quanta Services Inc (a)	40,077	1,454
				Pharmaceuticals - 10.13%
				AbbVie Inc	45,513	2,629
Computers - 4.65%				Bristol-Myers Squibb Co	15,634	800
Apple Inc	12,620	1,272		Cardinal Health Inc	51,694	3,873
Hewlett-Packard Co	21,490	762		Johnson & Johnson	40,371	4,303
Lexmark International Inc	15,891	675		Pfizer Inc	179,939	5,321
SanDisk Corp	12,447	1,219				$16,926
Western Digital Corp	39,509	3,845
		$7,773		REITS - 3.08%
				Duke Realty Corp	70,804	1,216
Diversified Financial Services - 4.00%				Extra Space Storage Inc	27,079	1,397
BlackRock Inc	8,254	2,710		General Growth Properties Inc	107,338	2,528
Discover Financial Services	61,642	3,969				$5,141
		$6,679
				Retail - 2.25%
Electric - 5.38%				Foot Locker Inc	24,231	1,348
Entergy Corp	44,608	3,450		Macy's Inc	28,264	1,644
Exelon Corp	79,018	2,694		Wal-Mart Stores Inc (b)	10,025	767
Public Service Enterprise Group Inc	76,706	2,856				$3,759
		$9,000
				Semiconductors - 3.69%
Engineering & Construction - 0.42%				Broadcom Corp	47,271	1,910
AECOM Technology Corp (a)	20,944	707
				Intel Corp	122,337	4,260
						$6,170

Food - 3.22%				Software - 2.81%
Kroger Co/The	58,575	3,046		Electronic Arts Inc (a)	36,503	1,300
Tyson Foods Inc	59,231	2,332		Microsoft Corp	73,152	3,391
		$5,378				$4,691

Healthcare - Products - 1.67%				Telecommunications - 1.31%
Boston Scientific Corp (a)	117,862	1,392
				AT&T Inc	54,287	1,913
St Jude Medical Inc	23,410	1,408		Cisco Systems Inc	11,061	278
		$2,800				$2,191
Healthcare - Services - 2.46%				TOTAL COMMON STOCKS		$165,758
Aetna Inc	32,918	2,666
WellPoint Inc	12,148	1,453
		$4,119

See accompanying notes.

		Schedule of Investments
LargeCap Value Account
September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 0.82%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 0.82%
BlackRock Liquidity Funds FedFund Portfolio	1,378,119	$1,378

TOTAL INVESTMENT COMPANIES		$1,378
Total Investments		$167,136
Liabilities in Excess of Other Assets, Net - (0.01)%		$(9)
TOTAL NET ASSETS - 100.00%		$167,127

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $696 or 0.42% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		27.94%
Consumer, Non-cyclical		20.85%
Energy		12.38%
Technology		11.78%
Industrial		8.01%
Consumer, Cyclical		6.22%
Utilities		5.38%
Basic Materials		3.39%
Communications		3.24%
Exchange Traded Funds		0.82%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2014	Long	12	$1,191	$1,179	$(12)
Total					$(12)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
MidCap Account
September 30, 2014 (unaudited)

COMMON STOCKS - 99.67%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 1.51%				Insurance - 10.98%
Rockwell Collins Inc	50,906	$3,996		Alleghany Corp (a)	7,380	$3,086
TransDigm Group Inc	30,150	5,558		Aon PLC	117,852	10,332
		$9,554		Arch Capital Group Ltd (a)	56,710	3,103
				Brown & Brown Inc	253,365	8,146
Banks - 1.37%				Loews Corp	283,384	11,806
BankUnited Inc	40,626	1,239		Markel Corp (a)	26,495	16,855
CIT Group Inc	7,680	353		Progressive Corp/The	235,661	5,957
M&T Bank Corp	57,348	7,070		White Mountains Insurance Group Ltd	8,786	5,536
		$8,662		Willis Group Holdings PLC	112,759	4,668
Building Materials - 1.30%						$69,489
Martin Marietta Materials Inc	63,911	8,241		Internet - 4.03%
				Liberty Interactive Corp (a)	429,788	12,257
				Liberty Ventures (a)	107,025	4,063
Chemicals - 5.04%
Air Products & Chemicals Inc	104,072	13,548		VeriSign Inc (a)	166,635	9,185
Airgas Inc	71,762	7,940				$25,505
Ashland Inc	69,085	7,192		Lodging - 1.54%
Ecolab Inc	27,860	3,199		Wyndham Worldwide Corp	66,737	5,423
		$31,879		Wynn Resorts Ltd	23,250	4,350
Commercial Services - 6.93%						$9,773
KAR Auction Services Inc	236,920	6,783		Media - 7.52%
(a)
Live Nation Entertainment Inc	209,324	5,028		Discovery Communications Inc - C Shares (a)	339,155	12,644
Macquarie Infrastructure Co LLC	83,087	5,542		FactSet Research Systems Inc	26,331	3,200
McGraw Hill Financial Inc	73,964	6,246		Liberty Global PLC - A Shares (a)	86,284	3,671
Moody's Corp	121,436	11,476		Liberty Global PLC - C Shares (a)	225,151	9,235
Robert Half International Inc	68,179	3,341		Liberty Media Corp - A shares (a)	128,857	6,079
(a)
Verisk Analytics Inc	89,120	5,426		Liberty Media Corp - C shares (a)	248,638	11,683
		$43,842		Tribune Media Co (a)	16,776	1,104
Distribution & Wholesale - 1.93%						$47,616
Fastenal Co	114,064	5,122		Miscellaneous Manufacturing - 1.19%
HD Supply Holdings Inc (a)	81,556	2,223
				Colfax Corp (a)	97,746	5,568
WW Grainger Inc	19,332	4,865		Donaldson Co Inc	47,695	1,938
		$12,210				$7,506

Diversified Financial Services - 3.01%				Oil & Gas - 3.81%
Charles Schwab Corp/The	276,931	8,139		Apache Corp	17,485	1,641
FNF Group	222,969	6,185		Cimarex Energy Co	53,079	6,716
FNFV Group (a)	65,144	896
				EOG Resources Inc	79,189	7,841
LPL Financial Holdings Inc	62,660	2,886		Hess Corp	84,270	7,949
SLM Corp	112,840	966				$24,147
		$19,072
				Pharmaceuticals - 3.69%
Electric - 1.54%				Mead Johnson Nutrition Co	88,421	8,508
Brookfield Infrastructure Partners LP	137,337	5,219		Valeant Pharmaceuticals International Inc (a)	113,025	14,829
Brookfield Renewable Energy Partners LP/CA	50,788	1,547				$23,337
Calpine Corp (a)	138,967	3,016
		$9,782		Pipelines - 3.54%
				Kinder Morgan Inc/DE	252,590	9,684
Electronics - 1.99%				Kinder Morgan Inc/DE - Warrants (a)	88,399	322
Sensata Technologies Holding NV (a)	118,773	5,289
				Williams Cos Inc/The	223,929	12,395
Tyco International Ltd	163,380	7,282				$22,401
		$12,571
				Private Equity - 0.63%
Forest Products & Paper - 0.15%				Onex Corp	72,028	4,008
MeadWestvaco Corp	23,800	974

				Real Estate - 6.52%
Gas - 0.37%				Brookfield Asset Management Inc	525,269	23,616
National Fuel Gas Co	33,726	2,360		Brookfield Property Partners LP	90,840	1,914
				CBRE Group Inc (a)	197,398	5,871
Healthcare - Products - 3.04%				Forest City Enterprises Inc (a)	282,338	5,523
Becton Dickinson and Co	55,257	6,289		Howard Hughes Corp/The (a)	28,936	4,340
CR Bard Inc	55,387	7,904				$41,264

DENTSPLY International Inc	110,660	5,046		REITS - 2.14%
		$19,239		Crown Castle International Corp	149,431	12,034
Healthcare - Services - 1.31%				General Growth Properties Inc	64,012	1,507
Laboratory Corp of America Holdings (a)	81,593	8,302				$13,541
				Retail - 12.55%
Holding Companies - Diversified - 1.63%				AutoZone Inc (a)	18,392	9,374
Leucadia National Corp	315,801	7,529		Burger King Worldwide Inc	296,542	8,795
Liberty TripAdvisor Holdings Inc (a)	82,801	2,807		CarMax Inc (a)	155,030	7,201
		$10,336		Copart Inc (a)	185,939	5,823
				Dollar General Corp (a)	129,474	7,912

See accompanying notes.

		Schedule of Investments
		MidCap Account
		September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)
O'Reilly Automotive Inc (a)	130,038	$19,552
Ross Stores Inc	72,330	5,467
TJX Cos Inc/The	258,693	15,307
		$79,431

Semiconductors - 1.37%
Microchip Technology Inc	183,430	8,663

Software - 4.50%
Adobe Systems Inc (a)	99,759	6,902
Fidelity National Information Services Inc	164,761	9,276
Intuit Inc	102,494	8,984
MSCI Inc	70,821	3,330
		$28,492

Telecommunications - 3.31%
EchoStar Corp (a)	91,877	4,480
Motorola Solutions Inc	153,482	9,713
SBA Communications Corp (a)	61,175	6,784
		$20,977

Textiles - 1.13%
Mohawk Industries Inc (a)	52,844	7,124

Transportation - 0.10%
Expeditors International of Washington Inc	16,291	661

TOTAL COMMON STOCKS		$630,959
INVESTMENT COMPANIES - 0.23%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.23%
BlackRock Liquidity Funds FedFund Portfolio	1,449,060	1,449

TOTAL INVESTMENT COMPANIES		$1,449
Total Investments		$632,408
Other Assets in Excess of Liabilities, Net - 0.10%		$626
TOTAL NET ASSETS - 100.00%		$633,034

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		24.65%
Consumer, Cyclical		17.15%
Consumer, Non-cyclical		14.97%
Communications		14.86%
Energy		7.35%
Industrial		6.09%
Technology		5.87%
Basic Materials		5.19%
Utilities		1.91%
Diversified		1.63%
Exchange Traded Funds		0.23%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Money Market Account
September 30, 2014 (unaudited)

	INVESTMENT COMPANIES - 5.54%	Shares Held	Value(000	's)						Principal
						BONDS (continued)				Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 5.54%
	Deutsche Money Market Series	4,800,000	$4,800			Other Asset Backed Securities (continued)
	Morgan Stanley Institutional Liquidity Funds -	5,070,000	5,070			GreatAmerica Leasing Receivables
	Government Portfolio					0.25	%,	03/15/2015(a)	,(b)	$410	$410
	STIT - Liquid Assets Portfolio	5,120,000	5,120			Macquarie Equipment Funding Trust 2014-A
			$14,990			0.26	%,	09/21/2015	(b)	1,370	1,370
	TOTAL INVESTMENT COMPANIES		$14,990			Volvo Financial Equipment LLC Series 2014-
		Principal				1
						0.21	%,	03/16/2015	(b)	516	516
BONDS	- 8.47%	Amount (000's)	Value(000	's)
											$6,159
	Automobile Asset Backed Securities - 3.30%					TOTAL BONDS					$22,890
	Ally Auto Receivables Trust									Principal
	0.20%, 10/15/2015(a)	$1,600	$1,600
						MUNICIPAL BONDS - 7.75%				Amount (000's) Value (000's)
	AmeriCredit Automobile Receivables Trust
	2014-2					California - 0.09%
	0.21%, 06/08/2015(a)	696	696			California Statewide Communities
	ARI Fleet Lease Trust 2014-A					Development Authority (credit support from
	0.25%, 04/15/2015(a),(b)	549	549			Fannie Mae)
	Chrysler Capital Auto Receivables Trust					0.13	%,	10/07/2014	(d)	$250	$250
	0.20%, 10/15/2015(a),(b)	1,000	1,000
	Enterprise Fleet Financing LLC					Colorado - 0.92%
	0.25%, 08/20/2015(b)	825	826
						City of Colorado Springs CO Utilities System
	Fifth Third Auto Trust 2014-1					Revenue (credit support from Bank of
	0.20%, 03/16/2015(a)	63	63
						America)
	GM Financial Automobile Leasing Trust 2014-					0.15	%,	10/07/2014	(d)	1,600	1,600
	1					Colorado Housing & Finance Authority (credit
	0.25%, 04/20/2015(a),(b)	80	80
						support from Federal Home Loan Bank)
	GM Financial Leasing Trust					0.10	%,	10/07/2014(a)	,(d)	900	900
	0.25%, 09/21/2015(b)	600	600
											$2,500
	Hyundai Auto Lease Securitization Trust 2014-
	A					Illinois - 0.11%
	0.20%, 03/16/2015(a),(b)	211	211			Memorial Health System/IL (credit support
	Mercedes Benz Auto Lease Trust 2014-A					from JP Morgan Chase & Co)
	0.20%, 04/15/2015(a)	466	466			0.10	%,	10/07/2014	(d)	300	300
	Santander Drive Auto Receivables Trust 2014-
	2
	0.25%, 05/15/2015(a)	465	465			Indiana - 0.15%
						Ball State University Foundation Inc (credit

	Wheels 0.24%, SPV 05/20/2015 2 LLC (a),(b)	775	775			support from US Bank)
						0.09	%,	10/01/2014	(d)	400	400
	World Omni Automobile Lease Securitization
	Trust 2014-A
	0.20%, 10/09/2015	1,600	1,600		Iowa	- 0.26%
			$8,931			Iowa Finance Authority (credit support from
						FHLB 100%, Fannie Mae 78.25% and Ginnie
Banks	- 1.41%					Mae 21.75%)
	JP Morgan Chase Bank NA					0.12	%,	10/07/2014	(d)	700	700
	0.41%, 12/21/2014(a)	2,000	2,000
	Wells Fargo Bank NA
	0.37%, 10/22/2015(a)	1,800	1,800			Minnesota - 0.52%
			$3,800			Minnesota Housing Finance Agency (credit
						support from State Street Bank & Trust)
	Diversified Financial Services - 0.74%					0.15	%,	10/07/2014	(d)	1,400	1,400
	MetLife Inc
	0.30%, 08/17/2015(a),(c)	2,000	2,000
						New Mexico - 0.44%
						Village of Los Lunas NM (credit support from
	Insurance - 0.74%					Wells Fargo)
	New York Life Global					0.20	%,	10/07/2014	(d)	1,200	1,200
	0.22%, 07/24/2015(a),(c)	2,000	2,000

						New York - 3.42%
	Other Asset Backed Securities - 2.28%					Housing Development Corp/NY(credit
	CNH Equipment Trust 2014-A					support from Fannie Mae)
	0.20%, 02/17/2015(a)	717	717			0.06	%,	10/07/2014	(d)	2,350	2,350
	Dell Equipment Finance Trust 2014-1					Housing Development Corp/NY(credit
	0.26%, 08/14/2015(b)	1,217	1,217
						support from Freddie Mac)
	GE Equipment Midticket LLC					0.06	%,	10/07/2014	(d)	1,420	1,420
	0.20%, 09/22/2015(a)	600	600
						New York State Housing Finance
	GE Equipment Small Ticket LLC Series 2014-					Agency (credit support from Fannie Mae)
	1					0.07	%,	10/07/2014	(d)	900	900
	0.25%, 04/24/2015(a),(b)	425	425			0.11	%,	10/07/2014	(d)	1,560	1,560
	GE Equipment Transportation LLC Series					0.20	%,	10/07/2014	(d)	1,700	1,700
	2014-1
	0.20%, 06/23/2015(a)	904	904

See accompanying notes.

Schedule of Investments
Money Market Account
September 30, 2014 (unaudited)

					Principal						Principal
	MUNICIPAL BONDS (continued)				Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)				Amount (000's)	Value (000's)

	New York (continued)						Banks (continued)
	New York State Housing Finance						Mitsubishi UFJ Trust & Banking Corp/NY
	Agency (credit support from Freddie Mac)						0.20	%,	10/16/2014	(b)	$2,000	$2,000
	0.07	%,	10/07/2014	(d)	$1,300	$1,300	0.20	%,	11/19/2014	(b)	1,900	1,899
						$9,230	0.20	%,	12/29/2014	(b)	2,000	1,999
							Mizuho Funding LLC (credit support from
	North Carolina - 0.43%						Mizuho Corp Bank Ltd)
	City of Raleigh NC (credit support from						0.19	%,	10/17/2014(b)	,(d)	2,000	2,000
	Wachovia Bank NA)						0.20	%,	10/07/2014(b)	,(d)	2,200	2,200
	0.15	%,	10/07/2014	(d)	840	840
							0.21	%,	11/14/2014(b)	,(d)	2,000	2,000
	Rowan County Industrial Facilities & Pollution						MUFG Union Bank NA
	Control Financing Authority (credit support						0.01	%,	10/06/2014		2,500	2,500
	from Wells Fargo)						0.21	%,	11/17/2014		2,100	2,099
	0.20	%,	10/07/2014	(d)	310	310
							Oversea-Chinese Banking Corp Ltd
						$1,150	0.19	%,	10/01/2014	(e)	2,000	2,000
Ohio	- 0.37%						Skandinaviska Enskilda Banken AB
	Ohio Higher Educational Facility						0.16	%,	10/31/2014(b)	,(e)	2,000	2,000
	Commission (credit support from US Bank)						0.22	%,	01/08/2015(b)	,(e)	2,000	1,999
	0.13	%,	10/07/2014	(d)	1,000	1,000	0.23	%,	12/01/2014(b)	,(e)	2,000	1,999
							Standard Chartered Bank/New York
							0.19	%,	11/13/2014	(b)	2,100	2,100
	Pennsylvania - 0.29%						0.20	%,	10/21/2014	(b)	1,500	1,500
	Luzerne County Industrial Development						0.23	%,	12/08/2014	(b)	2,000	1,999
	Authority		(credit support from Wells Fargo)				Sumitomo Mitsui Banking Corp
	0.20	%,	10/07/2014	(d)	770	770	0.20	%,	12/09/2014(b)	,(e)	2,000	1,999
							0.21	%,	12/05/2014(b)	,(e)	2,000	1,999
Texas	- 0.59%						0.22	%,	12/10/2014(b)	,(e)	2,000	1,999
	South Central Texas Industrial Development						United Overseas Bank Ltd
	Corp (credit support from JP Morgan Chase &						0.18	%,	12/08/2014(b)	,(e)	1,900	1,899
	Co)											$57,684
	0.07	%,	10/07/2014	(d)	1,600	1,600
							Beverages - 1.41%
							Brown-Forman Corp
	Washington - 0.16%						0.07	%,	10/03/2014	(b)	2,000	2,000
	Washington State Housing Finance						0.11	%,	10/14/2014	(b)	1,800	1,800
	Commission (credit support from Bank of											$3,800
	America)
	0.15	%,	10/07/2014	(d)	440	440	Computers - 2.22%
							IBM Capital Corp
							0.03	%,	10/01/2014	(b)	6,000	6,000
	TOTAL MUNICIPAL BONDS					$20,940
					Principal
	COMMERCIAL PAPER - 72.65%				Amount (000's)	Value (000's)	Consumer Products - 0.85%
							Reckitt Benckiser Treasury Services
	Automobile Manufacturers - 3.59%						PLC (credit support from Reckitt Benckiser
	BMW US Capital LLC (credit support from						Group)
	BMW AG)						0.22	%,	11/25/2014(b)	,(d)	2,300	2,299
	0.04	%,	10/01/2014(b)	,(d)	$6,000	$6,000
	Toyota Financial Services de Puerto Rico
	Inc (credit support from Toyota Financial						Diversified Financial Services - 30.11%
	Services)						Alpine Securitization Corp
	0.05	%,	10/07/2014	(d)	1,500	1,500	0.17	%,	11/25/2014	(b)	1,800	1,799
	0.19	%,	12/15/2014	(d)	2,200	2,199	0.19	%,	11/07/2014	(b)	1,800	1,800
						$9,699	0.19	%,	11/12/2014	(b)	2,100	2,099
							0.23	%,	11/13/2014	(b)	900	900
Banks	- 21.34%						Anglesea Funding LLC
	Barclays Bank PLC						0.14	%,	10/01/2014	(b)	2,100	2,100
	0.19	%,	12/11/2014		1,800	1,799	BNP Paribas Finance Inc (credit support from
	0.22	%,	10/22/2014		2,000	2,000	BNP Paribas)
	Credit Suisse/New York NY						0.18	%,	11/14/2014	(d)	2,200	2,199
	0.22	%,	11/05/2014		2,100	2,100	0.22	%,	11/26/2014	(d)	2,000	1,999
	0.22	%,	12/17/2014		2,000	1,999	0.22	%,	12/02/2014	(d)	2,300	2,299
	0.22	%,	12/23/2014		1,900	1,899	CAFCO LLC
	DNB Bank ASA						0.17	%,	11/03/2014	(b)	2,400	2,400
	0.20	%,	01/16/2015(b)	,(e)	2,000	1,999	Collateralized Commercial Paper Co LLC
	HSBC USA Inc						0.15	%,	10/06/2014		1,700	1,700
	0.20	%,	01/22/2015		1,700	1,699	0.15	%,	01/05/2015		1,000	1,000
	Manhattan Asset Funding Co LLC						0.20	%,	11/24/2014		2,000	1,999
	0.15	%,	10/30/2014	(b)	1,800	1,800	0.20	%,	12/05/2014		2,000	1,999
	0.16	%,	10/14/2014	(b)	2,200	2,200	CRC Funding LLC
	0.18	%,	12/04/2014	(b)	2,000	1,999	0.17	%,	12/29/2014	(b)	2,000	1,999
							Dealers Capital Access Trust Inc
							0.20	%,	10/21/2014		2,000	2,000
							0.20	%,	10/27/2014		2,100	2,100

See accompanying notes.

Schedule of Investments
Money Market Account
September 30, 2014 (unaudited)

					Principal			Principal
	COMMERCIAL PAPER (continued)				Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

	Diversified Financial Services (continued)						Insurance - 1.55%
	Dealers Capital Access Trust Inc (continued)						MetLife Funding Inc (credit support from
	0.25	%,	11/03/2014		$2,100	$2,099	MetLife Insurance Co)
	Fairway Finance LLC						0.10%, 10/21/2014(d)	$1,900		$1,900
	0.14	%,	10/08/2014	(b)	1,300	1,300	Prudential PLC
	0.14	%,	10/09/2014	(b)	2,200	2,200	0.18%, 02/17/2015(b)	2,300		2,298
	Gotham Funding Corp									$4,198
	0.14	%,	11/03/2014	(b)	1,500	1,500
	0.15	%,	10/10/2014	(b)	2,000	2,000	Miscellaneous Manufacturing - 1.67%
	0.15	%,	10/16/2014	(b)	1,800	1,800	Illinois Tool Works Inc
							0.07%, 10/02/2014(b)	2,000		2,000
	ING US Funding LLC (credit support from						0.07%, 10/03/2014(b)	2,500		2,500
	ING Bank)
	0.20	%,	10/01/2014	(d)	2,300	2,300				$4,500
	0.23	%,	11/10/2014	(d)	2,000	1,999	Pipelines - 0.81%
	0.29	%,	02/20/2015	(d)	2,000	1,998	Questar Corp
	John Deere Financial Ltd (credit support from						0.09%, 10/15/2014(b)	2,200		2,200
	John Deere Capital Corp)
	0.08	%,	10/02/2014(b)	,(d)	2,000	2,000
	JP Morgan Securities LLC						Supranational Bank - 0.81%
	0.12	%,	10/21/2014	(b)	1,500	1,500	Corp Andina de Fomento
							0.24%, 11/14/2014(b)	2,200		2,199
	0.15	%,	11/12/2014		2,100	2,100
	0.18	%,	10/24/2014		2,000	2,000
	Liberty Street Funding LLC						TOTAL COMMERCIAL PAPER			$196,362
	0.15	%,	10/01/2014	(b)	2,000	2,000		Principal
	0.16	%,	10/03/2014	(b)	2,000	2,000	CERTIFICATE OF DEPOSIT - 3.59%	Amount (000's)	Value(000	's)
	0.18	%,	12/10/2014	(b)	2,000	1,999
							Banks - 3.59%
	Nieuw Amsterdam Receivables Corp						Bank of America NA
	0.15	%,	10/16/2014	(b)	1,700	1,700
	0.15	%,	11/06/2014	(b)	2,200	2,200	0.18%, 12/16/2014	2,300		2,300
	0.16	%,	11/03/2014	(b)	2,000	2,000	0.20%, 12/11/2014	2,000		2,000
							0.20%, 12/12/2014	2,000		2,000
	Rabobank USA Financial Corp (credit support						Bank of Nova Scotia/Houston
	from Rabobank Nederland)						0.39%, 10/09/2015(a),(e)	1,400		1,400
	0.21	%,	01/05/2015	(d)	2,000	1,999
							Citibank NA
	Regency Markets No. 1 LLC						0.18%, 10/20/2014	2,000		2,000
	0.13	%,	10/27/2014	(b)	2,000	2,000
										$9,700
	Sheffield Receivables Corp
	0.15	%,	10/22/2014	(b)	2,000	2,000	TOTAL CERTIFICATE OF DEPOSIT			$9,700
	0.16	%,	11/17/2014	(b)	2,000	1,999	Total Investments			$264,882
	0.18	%,	11/12/2014	(b)	2,200	2,199	Other Assets in Excess of Liabilities, Net - 2.00%			$5,415
	Thunder Bay Funding LLC						TOTAL NET ASSETS - 100.00%			$270,297
	0.12	%,	11/25/2014	(b)	1,200	1,200
	Toyota Credit Canada Inc (credit support from
	Toyota Financial Services)						(a)	Variable Rate. Rate shown is in effect at September 30, 2014.
	0.17	%,	11/19/2014	(d)	1,300	1,300	(b)		Security exempt from registration under Rule 144A of the Securities Act of
	0.17	%,	11/20/2014	(d)	1,600	1,600	1933. These securities may be resold in transactions exempt from
							registration, normally to qualified institutional buyers. Unless otherwise
						$81,384	indicated, these securities are not considered illiquid. At the end of the
	Electric - 4.92%						period, the value of these securities totaled $145,957 or 54.00% of net
	GDF Suez						assets.
	0.16	%,	10/27/2014	(b)	1,700	1,700	(c) Security is Illiquid
	0.19	%,	10/06/2014	(b)	1,900	1,900	(d)		Credit support indicates investments that benefit from credit enhancement
	0.20	%,	10/14/2014	(b)	2,000	2,000	or liquidity support provided by a third party bank, institution, or
	0.21	%,	11/18/2014	(b)	1,100	1,099	government agency.
	Oglethorpe Power Corp						(e)	Security issued by foreign bank and denominated in USD.
	0.13	%,	10/10/2014	(b)	1,900	1,900
	0.14	%,	10/07/2014	(b)	2,000	2,000
	Southern Co Funding Corp
	0.17	%,	10/15/2014	(b)	1,700	1,700	Portfolio Summary (unaudited)
	0.18	%,	10/27/2014	(b)	1,000	1,000	Sector			Percent
						$13,299	Financial			59.48%
							Insured			7.75%
	Electrical Components & Equipment - 0.78%						Asset Backed Securities			5.58%
	Emerson Electric Co						Exchange Traded Funds			5.54%
	0.09	%,	12/26/2014	(b)	2,100	2,100	Utilities			4.92%
							Consumer, Non-cyclical			4.85%
Food	- 2.59%						Consumer, Cyclical			3.59%
	Sysco Corp						Industrial			2.45%
	0.10	%,	10/01/2014	(b)	5,000	5,000	Technology			2.22%
	Unilever Capital Corp (credit support from						Energy			0.81%
	Unilever PLC)						Government			0.81%
	0.04	%,	10/01/2014(b)	,(d)	2,000	2,000	Other Assets in Excess of Liabilities, Net			2.00%
						$7,000	TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2014 (unaudited)

COMMON STOCKS - 97.37%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.18%			Consumer Products (continued)
Boeing Co/The	3,669	$467	WD-40 Co	2,020	$137
Northrop Grumman Corp	1,485	196			$403
Teledyne Technologies Inc (a)	1,887	177
			Cosmetics & Personal Care - 0.79%
		$840	Procter & Gamble Co/The	3,659	306
Airlines - 0.32%
Alaska Air Group Inc	1,542	67	Distribution & Wholesale - 0.41%
Cathay Pacific Airways Ltd ADR	6,108	56	Pool Corp	2,944	159
		$123

Apparel - 2.12%			Diversified Financial Services - 3.59%
Nike Inc	6,948	620	Ameriprise Financial Inc	1,361	168
Ralph Lauren Corp	1,209	199	Charles Schwab Corp/The	14,736	433
		$819	FNF Group	5,531	153
Automobile Manufacturers - 0.92%			Franklin Resources Inc	8,358	456
Nissan Motor Co Ltd ADR	1,825	35	T Rowe Price Group Inc	2,240	176
PACCAR Inc	5,636	321			$1,386
		$356	Electric - 0.96%
Automobile Parts & Equipment - 1.28%			Duke Energy Corp	1,749	131
Autoliv Inc	2,080	191	Edison International	2,785	156
Johnson Controls Inc	6,890	303	Xcel Energy Inc	2,797	85
		$494			$372

Banks - 7.14%			Electronics - 2.24%
City National Corp/CA	2,114	160	FEI Co	1,266	96
East West Bancorp Inc	5,061	172	FLIR Systems Inc	1,730	54
Goldman Sachs Group Inc/The	1,018	187	Thermo Fisher Scientific Inc	2,179	265
			Trimble Navigation Ltd (a)	4,229	129
JP Morgan Chase & Co	7,544	455	Waters Corp (a)	3,243	321
PNC Financial Services Group Inc/The	2,903	248
State Street Corp	2,190	161			$865
SVB Financial Group (a)	1,875	210
			Engineering & Construction - 0.61%
US Bancorp/MN	9,132	382	Granite Construction Inc	2,414	77
Wells Fargo & Co	15,025	779	Jacobs Engineering Group Inc (a)	3,292	160
		$2,754			$237

Beverages - 1.79%			Environmental Control - 0.63%
AMBEV SA ADR	12,305	80	Darling Ingredients Inc (a)	2,145	39
Brown-Forman Corp	2,003	181	Energy Recovery Inc (a)	1,171	4
Coca-Cola Co/The	6,903	294	Waste Connections Inc	4,108	200
PepsiCo Inc	1,436	134			$243
		$689
			Food - 2.37%
Biotechnology - 1.25%			Dairy Farm International Holdings Ltd ADR	2,529	120
Gilead Sciences Inc (a)	4,517	481	General Mills Inc	4,093	206
			Kroger Co/The	5,651	294
Building Materials - 0.54%			McCormick & Co Inc/MD	2,519	169
Apogee Enterprises Inc	4,048	161	Whole Foods Market Inc	3,305	126
Simpson Manufacturing Co Inc	1,631	48			$915
		$209	Gas - 1.66%
Chemicals - 2.53%			Sempra Energy	6,062	639
Axiall Corp	2,168	78
EI du Pont de Nemours & Co	3,820	274	Healthcare - Products - 1.95%
FMC Corp	2,782	159	Becton Dickinson and Co	1,951	222
International Flavors & Fragrances Inc	2,351	225	Edwards Lifesciences Corp (a)	1,527	156
PPG Industries Inc	1,030	203	Medtronic Inc	1,622	101
Sigma-Aldrich Corp	277	38	Techne Corp	1,469	137
		$977	Varian Medical Systems Inc (a)	1,702	136
Commercial Services - 0.66%					$752
Robert Half International Inc	2,455	121	Healthcare - Services - 1.27%
TrueBlue Inc (a)	5,237	132	DaVita HealthCare Partners Inc (a)	3,109	227
		$253	Universal Health Services Inc	2,523	264
Computers - 5.48%					$491
Apple Inc	12,368	1,246	Insurance - 2.52%
EMC Corp/MA	12,339	361	ACE Ltd	2,396	251
International Business Machines Corp	2,183	414	HCC Insurance Holdings Inc	6,340	306
Teradata Corp (a)	2,166	91
			MetLife Inc	2,860	154
		$2,112	StanCorp Financial Group Inc	812	51
Consumer Products - 1.05%			XL Group PLC	6,365	211
Kimberly-Clark Corp	962	104			$973
Tupperware Brands Corp	2,344	162

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet - 2.98%			REITS - 2.87%
Amazon.com Inc (a)	948	$306	Alexandria Real Estate Equities Inc	2,693	$199
eBay Inc (a)	4,387	248	Annaly Capital Management Inc	2,520	27
Google Inc - A Shares (a)	502	295	Essex Property Trust Inc	828	148
Google Inc - C Shares (a)	472	273	HCP Inc	4,688	186
LinkedIn Corp (a)	125	26	Plum Creek Timber Co Inc	2,021	79
		$1,148	Sabra Health Care REIT Inc	2,872	70
			Ventas Inc	2,572	159
Iron & Steel - 0.91%			Weyerhaeuser Co	7,448	237
Reliance Steel & Aluminum Co	3,224	221			$1,105
Schnitzer Steel Industries Inc	5,333	128
		$349	Retail - 5.78%
			Copart Inc (a)	6,281	196
Leisure Products & Services - 0.59%			Costco Wholesale Corp	4,918	616
Carnival Corp	2,500	100	CVS Health Corp	4,080	325
Harley-Davidson Inc	2,164	126	Home Depot Inc/The	2,559	235
		$226	Nordstrom Inc	6,051	414
Lodging - 0.10%			Starbucks Corp	5,858	442
Red Lion Hotels Corp (a)	6,496	37			$2,228
			Savings & Loans - 0.55%
Machinery - Construction & Mining - 0.36%			Washington Federal Inc	10,425	212
Caterpillar Inc	1,412	140
			Semiconductors - 3.91%
Machinery - Diversified - 0.81%			Altera Corp	5,193	186
AGCO Corp	1,061	48	Applied Materials Inc	8,898	192
Deere & Co	3,244	266	Avago Technologies Ltd	1,658	144
		$314	Intel Corp	8,084	282
			Lam Research Corp	3,176	237
Media - 2.58%			Microchip Technology Inc	5,530	261
Discovery Communications Inc - A Shares (a)	1,720	65
Discovery Communications Inc - C Shares (a)	1,296	48	Qualcomm Inc	2,754	206
					$1,508
Viacom Inc	3,464	267
Walt Disney Co/The	6,893	614	Software - 6.26%
		$994	Actuate Corp (a)	6,001	23
			Adobe Systems Inc (a)	7,614	527
Metal Fabrication & Hardware - 0.57%			Autodesk Inc (a)	2,695	149
Precision Castparts Corp	933	221	Fair Isaac Corp	3,507	193
			Informatica Corp (a)	3,056	105
Mining - 0.44%			Microsoft Corp	15,455	717
Freeport-McMoRan Inc	5,149	168	Omnicell Inc (a)	3,268	89
			Oracle Corp	12,036	461
			Tyler Technologies Inc (a)	1,702	150
Miscellaneous Manufacturing - 1.88%					$2,414
AptarGroup Inc	2,933	178
Crane Co	2,403	152	Telecommunications - 2.92%
General Electric Co	15,325	393	AT&T Inc	6,885	243
		$723	China Mobile Ltd ADR	3,352	197
			Cisco Systems Inc	7,675	193
Oil & Gas - 7.59%			Corning Inc	8,843	171
Apache Corp	4,313	405	Polycom Inc (a)	5,914	73
Chevron Corp	5,632	672	Verizon Communications Inc	5,007	250
Devon Energy Corp	3,904	266			$1,127
Energen Corp	2,230	161
Exxon Mobil Corp	8,299	781	Toys, Games & Hobbies - 0.65%
HollyFrontier Corp	2,197	96	Hasbro Inc	2,387	131
Occidental Petroleum Corp	4,630	445	Mattel Inc	3,926	121
Total SA ADR	1,565	101			$252

		$2,927	Transportation - 1.62%
Oil & Gas Services - 0.70%			Expeditors International of Washington Inc	6,687	271
Natural Gas Services Group Inc (a)	4,159	100	Union Pacific Corp	3,241	352
Schlumberger Ltd	1,680	171			$623

		$271	Trucking & Leasing - 0.31%
Pharmaceuticals - 6.56%			Greenbrier Cos Inc/The	1,622	119
Abbott Laboratories	4,605	192
AbbVie Inc	4,984	288	Water - 0.17%
Actavis PLC (a)	669	161
			California Water Service Group	2,957	66
Allergan Inc/United States	2,605	464
Bristol-Myers Squibb Co	4,501	230	TOTAL COMMON STOCKS		$37,551
Johnson & Johnson	3,339	356
McKesson Corp	3,021	588
Teva Pharmaceutical Industries Ltd ADR	2,304	124
VCA Inc (a)	3,242	128
		$2,531

See accompanying notes.

		Schedule of Investments
	Principal Capital Appreciation Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 2.44%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 2.44%
BlackRock Liquidity Funds FedFund Portfolio	939,389	$939

TOTAL INVESTMENT COMPANIES		$939
Total Investments		$38,490
Other Assets in Excess of Liabilities, Net - 0.19%		$72
TOTAL NET ASSETS - 100.00%		$38,562

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		17.68%
Financial		16.68%
Technology		15.65%
Consumer, Cyclical		12.17%
Industrial		11.76%
Communications		8.48%
Energy		8.29%
Basic Materials		3.87%
Utilities		2.79%
Exchange Traded Funds		2.44%
Other Assets in Excess of Liabilities, Net		0.19%
TOTAL NET ASSETS		100.00%

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2010 Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 69.86%
Core Plus Bond Fund I (a)	467,145	$5,204
Diversified International Fund (a)	195,458	2,330
Diversified Real Asset Fund (a)	136,219	1,733
Equity Income Fund (a)	91,621	2,347
Global Diversified Income Fund (a)	154,191	2,262
Global Multi-Strategy Fund (a)	115,350	1,276
Global Opportunities Fund (a)	68,135	881
High Yield Fund I (a)	134,220	1,396
Inflation Protection Fund (a)	285,724	2,457
International Emerging Markets Fund (a)	31,297	769
LargeCap Growth Fund I (a)	198,432	2,607
LargeCap S&P 500 Index Fund (a)	126,050	1,766
LargeCap Value Fund (a)	76,635	1,050
LargeCap Value Fund III (a)	112,517	1,735
MidCap Fund (a)	94,848	2,050
Overseas Fund (a)	198,736	2,325
SmallCap Growth Fund I (a)	47,608	639
SmallCap Value Fund II (a)	49,926	671
		$33,498

Principal Variable Contracts Funds, Inc. Class 1 - 30.15%
Bond & Mortgage Securities Account (a)	809,417	9,187
Short-Term Income Account (a)	2,044,464	5,274
		$14,461
TOTAL INVESTMENT COMPANIES		$47,959
Total Investments		$47,959
Liabilities in Excess of Other Assets, Net - (0.01)%		$(7)
TOTAL NET ASSETS - 100.00%		$47,952

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Fixed Income Funds		49.03%
Domestic Equity Funds		26.84%
International Equity Funds		13.15%
Specialty Funds		10.99%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2014 (unaudited)

	December 31,	December 31,						September 30,	September 30,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	457,161	$5,533		424,668	$4,851	72,412	$837	809,417	$9,549
Bond Market Index Fund	392,461	4,207		125,902	1,351	518,363	5,678	—	—
Core Plus Bond Fund I	465,746	4,981		68,791	758	67,392	746	467,145	4,995
Diversified International Fund	201,221	2,768		17,886	214	23,649	285	195,458	2,703
Diversified Real Asset Fund	141,127	1,464		15,501	194	20,409	259	136,219	1,410
Equity Income Fund	93,587	1,774		10,513	262	12,479	315	91,621	1,736
Global Diversified Income Fund	155,487	1,672		21,473	313	22,769	335	154,191	1,654
Global Multi-Strategy Fund	120,019	1,244		13,661	149	18,330	200	115,350	1,195
Global Opportunities Fund	69,797	745		6,003	76	7,665	98	68,135	727
High Yield Fund I	133,559	1,316		18,904	201	18,243	194	134,220	1,323
Inflation Protection Fund	273,001	2,194		53,970	460	41,247	356	285,724	2,302
International Emerging Markets Fund	32,104	930		2,640	65	3,447	85	31,297	907
LargeCap Growth Fund I	250,912	2,914		20,682	263	73,162	948	198,432	2,295
LargeCap S&P 500 Index Fund	175,208	2,032		13,868	184	63,026	840	126,050	1,460
LargeCap Value Fund	86,562	1,089		7,377	97	17,304	230	76,635	962
LargeCap Value Fund III	136,391	1,851		11,493	170	35,367	524	112,517	1,522
MidCap Fund	111,846	1,668		9,038	188	26,036	548	94,848	1,402
Overseas Fund	204,518	1,916		17,906	213	23,688	284	198,736	1,848
Short-Term Income Account	1,371,785	3,462		897,081	2,322	224,402	586	2,044,464	5,199
SmallCap Growth Fund I	55,595	480		4,087	57	12,074	176	47,608	379
SmallCap Value Fund II	58,535	476		4,115	57	12,724	175	49,926	387
		$44,716			$12,445		$13,699		$43,955

					Realized Gain/Loss			Realized Gain from
			Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account			$172			$2			$—
Bond Market Index Fund			—			120			—
Core Plus Bond Fund I			—			2			—
Diversified International Fund			—			6			—
Diversified Real Asset Fund			—			11			—
Equity Income Fund			38			15			—
Global Diversified Income Fund			70			4			—
Global Multi-Strategy Fund			—			2			—
Global Opportunities Fund			—			4			—
High Yield Fund I			58			—			—
Inflation Protection Fund			—			4			—
International Emerging Markets Fund			—			(3)			—
LargeCap Growth Fund I			—			66			—
LargeCap S&P 500 Index Fund			—			84			—
LargeCap Value Fund			—			6			—
LargeCap Value Fund III			—			25			—
MidCap Fund			—			94			—
Overseas Fund			—			3			—
Short-Term Income Account			65			1			—
SmallCap Growth Fund I			—			18			—
SmallCap Value Fund II			—			29			—
			$403			$493			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2020 Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 81.67%
Core Plus Bond Fund I (a)	1,802,735	$20,083
Diversified International Fund (a)	1,043,523	12,439
Diversified Real Asset Fund (a)	479,866	6,104
Equity Income Fund (a)	274,056	7,021
Global Diversified Income Fund (a)	296,432	4,349
Global Multi-Strategy Fund (a)	428,271	4,737
Global Opportunities Fund (a)	878,045	11,353
Global Real Estate Securities Fund (a)	839,035	7,249
High Yield Fund I (a)	361,568	3,760
Inflation Protection Fund (a)	730,971	6,286
International Emerging Markets Fund (a)	215,926	5,305
LargeCap Growth Fund I (a)	1,408,587	18,509
LargeCap S&P 500 Index Fund (a)	939,341	13,160
LargeCap Value Fund (a)	711,027	9,741
LargeCap Value Fund III (a)	1,024,939	15,805
MidCap Fund (a)	162,369	3,509
MidCap Growth Fund III (a)	343,396	4,234
MidCap Value Fund III (a)	209,537	4,201
Overseas Fund (a)	1,112,458	13,016
SmallCap Growth Fund I (a)	230,242	3,092
SmallCap Value Fund II (a)	237,018	3,183
		$177,136

Principal Variable Contracts Funds, Inc.	Class 1 - 18.33%
Bond & Mortgage Securities Account (a)	2,811,057	31,905
Short-Term Income Account (a)	3,039,418	7,842
		$39,747
TOTAL INVESTMENT COMPANIES		$216,883
Total Investments		$216,883
Liabilities in Excess of Other Assets, Net - 0.00%		$(2)
TOTAL NET ASSETS - 100.00%		$216,881

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		38.03%
Fixed Income Funds		32.22%
International Equity Funds		22.76%
Specialty Funds		6.99%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2014 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,720,316	$20,823	1,344,921	$15,366	254,180	$2,926	2,811,057	$33,254
Bond Market Index Fund	1,589,644	17,039	236,353	2,539	1,825,997	19,991	—	—
Core Plus Bond Fund I	1,748,696	18,778	302,109	3,336	248,070	2,741	1,802,735	19,381
Diversified International Fund	1,137,573	16,596	41,098	494	135,148	1,618	1,043,523	15,555
Diversified Real Asset Fund	529,388	5,580	21,536	273	71,058	894	479,866	4,982
Equity Income Fund	305,450	5,784	13,712	344	45,106	1,115	274,056	5,179
Global Diversified Income Fund	323,408	4,423	23,843	349	50,819	741	296,432	4,036
Global Multi-Strategy Fund	482,864	4,992	23,901	262	78,494	858	428,271	4,411
Global Opportunities Fund	950,234	10,193	31,361	398	103,550	1,306	878,045	9,394
Global Real Estate Securities Fund	893,750	6,668	30,761	268	85,476	736	839,035	6,230
High Yield Fund I	383,189	3,550	31,507	335	53,128	566	361,568	3,320
Inflation Protection Fund	574,106	5,043	269,706	2,296	112,841	970	730,971	6,368
International Emerging Markets Fund	240,078	6,789	10,452	256	34,604	839	215,926	6,161
LargeCap Growth Fund I	1,697,112	19,708	56,350	724	344,875	4,380	1,408,587	16,285
LargeCap S&P 500 Index Fund	1,242,540	14,415	39,675	532	342,874	4,543	939,341	10,878
LargeCap Value Fund	794,526	9,989	27,849	370	111,348	1,462	711,027	8,924
LargeCap Value Fund III	1,199,202	16,081	39,838	592	214,101	3,142	1,024,939	13,676
MidCap Fund	175,909	2,614	5,856	123	19,396	404	162,369	2,390
MidCap Growth Fund III	413,288	4,117	13,004	159	82,896	1,023	343,396	3,288
MidCap Value Fund III	254,426	4,061	8,270	163	53,159	1,035	209,537	3,313
Overseas Fund	1,207,417	11,516	41,686	494	136,645	1,619	1,112,458	10,433
Short-Term Income Account	—	—	3,174,877	8,206	135,459	352	3,039,418	7,854
SmallCap Growth Fund I	352,159	3,316	9,587	133	131,504	1,936	230,242	1,804
SmallCap Value Fund II	367,664	3,016	9,983	137	140,629	1,949	237,018	1,833
		$215,091		$38,149		$57,146		$198,949

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$623			$(9)			$—
Bond Market Index Fund		—			413			—
Core Plus Bond Fund I		—			8			—
Diversified International Fund		—			83			—
Diversified Real Asset Fund		—			23			—
Equity Income Fund		117			166			—
Global Diversified Income Fund		137			5			—
Global Multi-Strategy Fund		—			15			—
Global Opportunities Fund		—			109			—
Global Real Estate Securities Fund		68			30			—
High Yield Fund I		160			1			—
Inflation Protection Fund		—			(1)			—
International Emerging Markets Fund		—			(45)			—
LargeCap Growth Fund I		—			233			—
LargeCap S&P 500 Index Fund		—			474			—
LargeCap Value Fund		—			27			—
LargeCap Value Fund III		—			145			—
MidCap Fund		—			57			—
MidCap Growth Fund III		—			35			—
MidCap Value Fund III		—			124			—
Overseas Fund		—			42			—
Short-Term Income Account		23			—			—
SmallCap Growth Fund I		—			291			—
SmallCap Value Fund II		—			629			—
		$1,128			$2,855			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2030 Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 88.86%
Core Plus Bond Fund I (a)	637,813	$7,105
Diversified International Fund (a)	673,888	8,033
Diversified Real Asset Fund (a)	187,215	2,381
Global Multi-Strategy Fund (a)	245,126	2,711
Global Opportunities Fund (a)	439,964	5,689
Global Real Estate Securities Fund (a)	633,151	5,470
High Yield Fund I (a)	224,348	2,333
Inflation Protection Fund (a)	256,675	2,207
International Emerging Markets Fund (a)	159,906	3,929
LargeCap Growth Fund (a)	286,960	3,358
LargeCap Growth Fund I (a)	961,344	12,632
LargeCap S&P 500 Index Fund (a)	561,357	7,865
LargeCap Value Fund (a)	459,798	6,299
LargeCap Value Fund III (a)	668,300	10,305
MidCap Growth Fund III (a)	281,162	3,467
MidCap Value Fund III (a)	165,337	3,315
Overseas Fund (a)	695,689	8,140
Preferred Securities Fund (a)	224,479	2,330
SmallCap Growth Fund I (a)	172,186	2,313
SmallCap Value Fund II (a)	177,615	2,385
		$102,267

Principal Variable Contracts Funds, Inc.	Class 1 - 11.07%
Bond & Mortgage Securities Account (a)	1,122,292	12,738

TOTAL INVESTMENT COMPANIES		$115,005
Total Investments		$115,005
Other Assets in Excess of Liabilities, Net - 0.07%		$86
TOTAL NET ASSETS - 100.00%		$115,091

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Domestic Equity Funds		45.13%
International Equity Funds		27.15%
Fixed Income Funds		23.22%
Specialty Funds		4.43%
Other Assets in Excess of Liabilities, Net		0.07%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2014 (unaudited)

	December 31,	December 31,						September 30,	September 30,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	499,223	$5,678		669,475	$7,652	46,406	$538	1,122,292	$12,792
Bond Market Index Fund	457,712	4,913		40,405	434	498,117	5,459	—	—
Core Plus Bond Fund I	505,183	5,409		174,658	1,927	42,028	465	637,813	6,871
Diversified International Fund	662,501	8,075		55,302	664	43,915	532	673,888	8,210
Diversified Real Asset Fund	183,614	1,974		18,565	234	14,964	190	187,215	2,019
Global Multi-Strategy Fund	240,303	2,492		24,647	270	19,824	218	245,126	2,545
Global Opportunities Fund	432,118	4,644		37,827	479	29,981	383	439,964	4,743
Global Real Estate Securities Fund	618,586	4,654		54,993	474	40,428	352	633,151	4,778
High Yield Fund I	211,813	1,967		26,889	286	14,354	153	224,348	2,100
Inflation Protection Fund	217,132	1,924		61,490	529	21,947	190	256,675	2,263
International Emerging Markets Fund	135,203	3,007		36,842	872	12,139	298	159,906	3,581
LargeCap Growth Fund	300,049	3,160		22,649	253	35,738	402	286,960	3,022
LargeCap Growth Fund I	1,060,834	12,321		80,016	1,030	179,506	2,323	961,344	11,125
LargeCap S&P 500 Index Fund	618,232	7,173		48,944	653	105,819	1,421	561,357	6,501
LargeCap Value Fund	452,441	5,688		35,997	477	28,640	382	459,798	5,786
LargeCap Value Fund III	697,601	9,362		54,721	811	84,022	1,248	668,300	8,955
MidCap Growth Fund III	292,517	2,761		22,780	281	34,135	423	281,162	2,626
MidCap Value Fund III	162,306	2,607		14,224	281	11,193	223	165,337	2,667
Overseas Fund	684,161	6,753		56,023	664	44,495	532	695,689	6,888
Preferred Securities Fund	213,262	2,169		26,051	267	14,834	152	224,479	2,284
SmallCap Growth Fund I	183,275	1,580		11,965	169	23,054	334	172,186	1,429
SmallCap Value Fund II	189,740	1,568		12,488	173	24,613	338	177,615	1,407
		$99,879			$18,880		$16,556		$102,592

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account			$229			$—			$—
Bond Market Index Fund			—			112			—
Core Plus Bond Fund I			—			—			—
Diversified International Fund			—			3			—
Diversified Real Asset Fund			—			1			—
Global Multi-Strategy Fund			—			1			—
Global Opportunities Fund			—			3			—
Global Real Estate Securities Fund			51			2			—
High Yield Fund I			94			—			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			—			—
LargeCap Growth Fund			—			11			—
LargeCap Growth Fund I			—			97			—
LargeCap S&P 500 Index Fund			—			96			—
LargeCap Value Fund			—			3			—
LargeCap Value Fund III			—			30			—
MidCap Growth Fund III			—			7			—
MidCap Value Fund III			—			2			—
Overseas Fund			—			3			—
Preferred Securities Fund			87			—			—
SmallCap Growth Fund I			—			14			—
SmallCap Value Fund II			—			4			—
			$461			$389			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2040 Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 94.03%
Core Plus Bond Fund I (a)	132,327	$1,474
Diversified International Fund (a)	280,174	3,340
Diversified Real Asset Fund (a)	51,981	661
Global Multi-Strategy Fund (a)	81,856	905
Global Opportunities Fund (a)	173,834	2,248
Global Real Estate Securities Fund (a)	218,862	1,891
High Yield Fund I (a)	78,045	812
International Emerging Markets Fund (a)	60,147	1,478
LargeCap Growth Fund (a)	130,062	1,522
LargeCap Growth Fund I (a)	395,353	5,195
LargeCap S&P 500 Index Fund (a)	220,950	3,095
LargeCap Value Fund (a)	187,084	2,563
LargeCap Value Fund III (a)	282,634	4,358
MidCap Growth Fund III (a)	106,062	1,308
MidCap Value Fund III (a)	68,595	1,375
Overseas Fund (a)	295,131	3,453
Preferred Securities Fund (a)	60,509	628
SmallCap Growth Fund I (a)	68,959	926
SmallCap Value Fund II (a)	65,949	886
		$38,118

Principal Variable Contracts Funds, Inc. Class 1 - 5.93%
Bond & Mortgage Securities Account (a)	211,641	2,402

TOTAL INVESTMENT COMPANIES		$40,520
Total Investments		$40,520
Other Assets in Excess of Liabilities, Net - 0.04%		$17
TOTAL NET ASSETS - 100.00%		$40,537

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Domestic Equity Funds		52.37%
International Equity Funds		30.61%
Fixed Income Funds		13.12%
Specialty Funds		3.86%
Other Assets in Excess of Liabilities, Net		0.04%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2014 (unaudited)

	December 31,	December 31,							September 30,	September 30,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	85,549	$1,012		137,240	$1,570	11,148		$130	211,641	$2,452
Bond Market Index Fund	79,533	856		8,785	94	88,318		967	—	—
Core Plus Bond Fund I	84,489	919		58,484	645	10,646		118	132,327	1,446
Diversified International Fund	265,118	3,309		37,154	446	22,098		266	280,174	3,489
Diversified Real Asset Fund	41,007	443		15,534	197	4,560		58	51,981	582
Global Multi-Strategy Fund	67,966	706		21,025	231	7,135		78	81,856	859
Global Opportunities Fund	164,396	1,775		23,046	291	13,608		173	173,834	1,894
Global Real Estate Securities Fund	204,455	1,550		33,321	287	18,914		164	218,862	1,674
High Yield Fund I	71,002	701		12,921	137	5,878		62	78,045	776
International Emerging Markets Fund	51,962	1,393		13,838	331	5,653		137	60,147	1,587
LargeCap Growth Fund	136,735	1,445		16,109	178	22,782		256	130,062	1,371
LargeCap Growth Fund I	405,144	4,718		51,979	666	61,770		795	395,353	4,599
LargeCap S&P 500 Index Fund	230,592	2,683		30,141	401	39,783		539	220,950	2,559
LargeCap Value Fund	189,234	2,386		23,404	310	25,554		335	187,084	2,362
LargeCap Value Fund III	267,907	3,581		36,122	535	21,395		318	282,634	3,799
MidCap Growth Fund III	100,452	1,064		13,957	171	8,347		101	106,062	1,134
MidCap Value Fund III	67,655	1,097		8,691	171	7,751		152	68,595	1,117
Overseas Fund	279,852	2,837		37,588	446	22,309		265	295,131	3,018
Preferred Securities Fund	55,408	579		9,655	99	4,554		47	60,509	631
SmallCap Growth Fund I	69,321	785		7,532	105	7,894		113	68,959	778
SmallCap Value Fund II	66,529	596		7,654	105	8,234		112	65,949	589
		$34,435			$7,416			$5,186		$36,716

					Realized Gain/Loss				Realized Gain from
			Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$47			$—	$			—
Bond Market Index Fund			—			17				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			1				—
Global Real Estate Securities Fund			16			1				—
High Yield Fund I			32			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			4				—
LargeCap Growth Fund I			—			10				—
LargeCap S&P 500 Index Fund			—			14				—
LargeCap Value Fund			—			1				—
LargeCap Value Fund III			—			1				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			1				—
Overseas Fund			—			—				—
Preferred Securities Fund			24			—				—
SmallCap Growth Fund I			—			1				—
SmallCap Value Fund II			—			—				—
			$119			$51	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2050 Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 98.45%
Core Plus Bond Fund I (a)	25,771	$287
Diversified International Fund (a)	163,385	1,948
Diversified Real Asset Fund (a)	27,886	355
Global Multi-Strategy Fund (a)	31,728	351
Global Opportunities Fund (a)	103,857	1,343
Global Real Estate Securities Fund (a)	124,789	1,078
High Yield Fund I (a)	38,117	396
International Emerging Markets Fund (a)	39,693	975
LargeCap Growth Fund (a)	75,943	889
LargeCap Growth Fund I (a)	218,748	2,874
LargeCap S&P 500 Index Fund (a)	122,331	1,714
LargeCap Value Fund (a)	100,523	1,377
LargeCap Value Fund III (a)	155,104	2,392
MidCap Growth Fund III (a)	57,337	707
MidCap Value Fund III (a)	38,583	774
Overseas Fund (a)	168,233	1,968
Preferred Securities Fund (a)	42,312	439
SmallCap Growth Fund I (a)	37,064	498
SmallCap Value Fund II (a)	38,084	511
		$20,876

Principal Variable Contracts Funds, Inc.Class 1 - 1.52%
Bond & Mortgage Securities Account (a)	28,385	322

TOTAL INVESTMENT COMPANIES		$21,198
Total Investments		$21,198
Other Assets in Excess of Liabilities, Net - 0.03%		$6
TOTAL NET ASSETS - 100.00%		$21,204

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Domestic Equity Funds		55.35%
International Equity Funds		34.48%
Fixed Income Funds		6.81%
Specialty Funds		3.33%
Other Assets in Excess of Liabilities, Net		0.03%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2014 (unaudited)

	December 31,	December 31,							September 30,	September 30,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	25,936	$306		9,325	$107	6,876		$80	28,385	$333
Bond Market Index Fund	7,976	82		—	—	7,976		85	—	—
Core Plus Bond Fund I	24,108	261		8,650	95	6,987		77	25,771	279
Diversified International Fund	170,455	2,161		27,443	330	34,513		424	163,385	2,084
Diversified Real Asset Fund	23,340	254		10,240	129	5,694		74	27,886	311
Global Multi-Strategy Fund	34,912	361		4,922	54	8,106		90	31,728	327
Global Opportunities Fund	112,406	1,213		13,859	176	22,408		291	103,857	1,115
Global Real Estate Securities Fund	134,265	1,025		17,882	154	27,358		244	124,789	943
High Yield Fund I	39,794	388		6,741	72	8,418		90	38,117	370
International Emerging Markets Fund	35,612	928		12,763	307	8,682		220	39,693	1,015
LargeCap Growth Fund	81,444	860		8,802	98	14,303		163	75,943	800
LargeCap Growth Fund I	244,250	2,846		28,270	362	53,772		700	218,748	2,531
LargeCap S&P 500 Index Fund	143,425	1,669		15,987	214	37,081		505	122,331	1,417
LargeCap Value Fund	108,352	1,365		12,592	167	20,421		277	100,523	1,264
LargeCap Value Fund III	173,655	2,337		19,723	293	38,274		584	155,104	2,080
MidCap Growth Fund III	62,165	637		7,517	92	12,345		152	57,337	579
MidCap Value Fund III	41,488	670		4,714	93	7,619		154	38,583	616
Overseas Fund	181,995	1,841		21,415	255	35,177		424	168,233	1,679
Preferred Securities Fund	44,146	455		6,769	69	8,603		89	42,312	435
SmallCap Growth Fund I	39,819	422		4,094	57	6,849		95	37,064	384
SmallCap Value Fund II	40,826	358		4,210	58	6,952		96	38,084	321
		$20,439			$3,182			$4,914		$18,883

					Realized Gain/Loss				Realized Gain from
			Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$10			$—	$			—
Bond Market Index Fund			—			3				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			17				—
Diversified Real Asset Fund			—			2				—
Global Multi-Strategy Fund			—			2				—
Global Opportunities Fund			—			17				—
Global Real Estate Securities Fund			12			8				—
High Yield Fund I			17			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			5				—
LargeCap Growth Fund I			—			23				—
LargeCap S&P 500 Index Fund			—			39				—
LargeCap Value Fund			—			9				—
LargeCap Value Fund III			—			34				—
MidCap Growth Fund III			—			2				—
MidCap Value Fund III			—			7				—
Overseas Fund			—			7				—
Preferred Securities Fund			17			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			1				—
			$56			$176	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2060 Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.53%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.33%
Core Plus Bond Fund I (a)	812	$9
Diversified International Fund (a)	5,875	70
Diversified Real Asset Fund (a)	888	11
Global Multi-Strategy Fund (a)	1,314	15
Global Opportunities Fund (a)	3,965	51
Global Real Estate Securities Fund (a)	4,840	42
High Yield Fund I (a)	1,391	14
International Emerging Markets Fund (a)	1,563	38
LargeCap Growth Fund (a)	2,434	28
LargeCap Growth Fund I (a)	7,803	103
LargeCap S&P 500 Index Fund (a)	4,513	63
LargeCap Value Fund (a)	3,408	47
LargeCap Value Fund III (a)	5,676	88
MidCap Growth Fund III (a)	2,110	26
MidCap Value Fund III (a)	1,340	27
Overseas Fund (a)	5,907	69
Preferred Securities Fund (a)	1,463	15
SmallCap Growth Fund I (a)	1,100	15
SmallCap Value Fund II (a)	1,160	16
		$747

Principal Variable Contracts Funds, Inc. Class 1 - 1.20%
Bond & Mortgage Securities Account (a)	807	9

TOTAL INVESTMENT COMPANIES		$756
Total Investments		$756
Liabilities in Excess of Other Assets, Net - (0.53)%		$(4)
TOTAL NET ASSETS - 100.00%		$752

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Domestic Equity Funds		54.76%
International Equity Funds		35.98%
Fixed Income Funds		6.36%
Specialty Funds		3.43%
Liabilities in Excess of Other Assets, Net		(0.53)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2014 (unaudited)

	December 31,	December 31,							September 30,	September 30,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	33		$—	1,060	$12	286		$3	807	$9
Core Plus Bond Fund I	34		—	1,078	12	300		3	812	9
Diversified International Fund	257		3	7,727	90	2,109		26	5,875	67
Diversified Real Asset Fund	38		—	1,161	14	311		3	888	11
Global Multi-Strategy Fund	56		1	1,745	19	487		6	1,314	14
Global Opportunities Fund	177		2	5,192	64	1,404		18	3,965	48
Global Real Estate Securities Fund	197		2	6,287	52	1,644		15	4,840	39
High Yield Fund I	57		1	1,841	19	507		5	1,391	15
International Emerging Markets Fund	62		1	2,026	47	525		12	1,563	36
LargeCap Growth Fund	113		1	3,185	35	864		10	2,434	26
LargeCap Growth Fund I	367		5	10,244	129	2,808		36	7,803	98
LargeCap S&P 500 Index Fund	204		2	5,871	76	1,562		22	4,513	57
LargeCap Value Fund	153		2	4,446	57	1,191		16	3,408	43
LargeCap Value Fund III	255		4	7,404	106	1,983		30	5,676	80
MidCap Growth Fund III	97		1	2,777	33	764		9	2,110	25
MidCap Value Fund III	62		1	1,747	33	469		9	1,340	25
Overseas Fund	266		3	7,792	90	2,151		25	5,907	68
Preferred Securities Fund	60		1	1,916	19	513		5	1,463	15
SmallCap Growth Fund I	53		1	1,474	20	427		6	1,100	15
SmallCap Value Fund II	54		1	1,525	20	419		6	1,160	15
			$32		$947			$265		$715

					Realized Gain/Loss				Realized Gain from
			Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			—				—
High Yield Fund I			1			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			1				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			1			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$2			$1	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime Strategic Income Account
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.18%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 59.96%
Core Plus Bond Fund I (a)	379,080	$4,223
Diversified International Fund (a)	55,292	659
Diversified Real Asset Fund (a)	107,859	1,372
Equity Income Fund (a)	79,274	2,031
Global Diversified Income Fund (a)	143,920	2,111
Global Multi-Strategy Fund (a)	70,466	779
Global Opportunities Fund (a)	20,150	261
High Yield Fund I (a)	102,653	1,068
Inflation Protection Fund (a)	226,440	1,947
International Emerging Markets Fund (a)	8,306	204
LargeCap Growth Fund I (a)	79,013	1,038
LargeCap S&P 500 Index Fund (a)	34,011	477
MidCap Fund (a)	35,902	776
Overseas Fund (a)	58,553	685
SmallCap Growth Fund I (a)	8,951	120
SmallCap Value Fund II (a)	9,209	124
		$17,875

Principal Variable Contracts Funds, Inc.Class 1 - 40.22%
Bond & Mortgage Securities Account (a)	613,359	6,961
Short-Term Income Account (a)	1,949,167	5,029
		$11,990
TOTAL INVESTMENT COMPANIES		$29,865
Total Investments		$29,865
Liabilities in Excess of Other Assets, Net - (0.18)%		$(54)
TOTAL NET ASSETS - 100.00%		$29,811

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Fixed Income Funds		64.50%
Domestic Equity Funds		15.31%
Specialty Funds		14.30%
International Equity Funds		6.07%
Liabilities in Excess of Other Assets, Net		(0.18)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2014 (unaudited)

	December 31,	December 31,							September 30,	September 30,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	403,144	$4,890		269,160	$3,077	58,945		$675	613,359	$7,283
Bond Market Index Fund	347,265	3,728		29,934	323	377,199		4,127	—	—
Core Plus Bond Fund I	409,608	4,401		23,918	265	54,446		600	379,080	4,068
Diversified International Fund	59,630	791		3,346	41	7,684		93	55,292	743
Diversified Real Asset Fund	117,545	1,232		7,427	95	17,113		215	107,859	1,127
Equity Income Fund	84,036	1,586		5,235	133	9,997		249	79,274	1,496
Global Diversified Income Fund	149,522	1,482		11,346	167	16,948		246	143,920	1,408
Global Multi-Strategy Fund	77,062	797		5,164	57	11,760		129	70,466	727
Global Opportunities Fund	22,067	236		1,475	19	3,392		44	20,150	215
High Yield Fund I	106,305	1,113		10,467	111	14,119		150	102,653	1,074
Inflation Protection Fund	234,378	1,884		27,107	233	35,045		301	226,440	1,819
International Emerging Markets Fund	9,058	219		575	14	1,327		32	8,306	201
LargeCap Growth Fund I	92,376	1,072		4,395	57	17,758		228	79,013	914
LargeCap S&P 500 Index Fund	60,572	702		2,795	38	29,356		386	34,011	394
MidCap Fund	38,396	568		1,921	41	4,415		92	35,902	528
Overseas Fund	62,923	589		3,390	41	7,760		93	58,553	539
Short-Term Income Account	1,518,083	3,793		666,407	1,726	235,323		612	1,949,167	4,910
SmallCap Growth Fund I	16,465	141		684	9	8,198		121	8,951	71
SmallCap Value Fund II	17,213	139		684	9	8,688		121	9,209	71
		$29,363			$6,456			$8,514		$27,588

					Realized Gain/Loss				Realized Gain from
			Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$142			$(9)	$			—
Bond Market Index Fund			—			76				—
Core Plus Bond Fund I			—			2				—
Diversified International Fund			—			4				—
Diversified Real Asset Fund			—			15				—
Equity Income Fund			34			26				—
Global Diversified Income Fund			65			5				—
Global Multi-Strategy Fund			—			2				—
Global Opportunities Fund			—			4				—
High Yield Fund I			44			—				—
Inflation Protection Fund			—			3				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund I			—			13				—
LargeCap S&P 500 Index Fund			—			40				—
MidCap Fund			—			11				—
Overseas Fund			—			2				—
Short-Term Income Account			68			3				—
SmallCap Growth Fund I			—			42				—
SmallCap Value Fund II			—			44				—
			$353			$283	$			—
Amounts in thousands except shares

See accompanying notes.

			Schedule of Investments
			Real Estate Securities Account
			September 30, 2014 (unaudited)

COMMON STOCKS - 99.07%	Shares Held		Value(000	's)

Healthcare - Services - 0.75%
Brookdale Senior Living Inc (a)	34,151		$1,100

Real Estate - 1.38%
Jones Lang LaSalle Inc	16,000		2,022

REITS - 96.94%
Apartment Investment & Management Co	129,210		4,111
AvalonBay Communities Inc	35,925		5,064
Aviv REIT Inc	33,459		882
Boston Properties Inc	51,102		5,916
Camden Property Trust	52,543		3,601
CBL & Associates Properties Inc	17,358		311
Corrections Corp of America	56,861		1,954
CubeSmart	122,600		2,204
DDR Corp	176,669		2,956
Duke Realty Corp	131,800		2,264
DuPont Fabros Technology Inc	39,426		1,066
Education Realty Trust Inc	112,795		1,160
EPR Properties	52,524		2,662
Equity One Inc	53,189		1,150
Equity Residential	69,662		4,290
Essex Property Trust Inc	38,566		6,894
Extra Space Storage Inc	62,900		3,244
Federal Realty Investment Trust	22,438		2,658
First Industrial Realty Trust Inc	193,267		3,268
General Growth Properties Inc	232,543		5,476
Geo Group Inc/The	10,953		419
HCP Inc	55,009		2,184
Health Care REIT Inc	88,099		5,495
Host Hotels & Resorts Inc	293,427		6,259
Kilroy Realty Corp	51,736		3,075
Pebblebrook Hotel Trust	102,970		3,845
Prologis Inc	162,013		6,108
Public Storage	31,762		5,267
Retail Properties of America Inc	46,600		682
Saul Centers Inc	36,344		1,699
Simon Property Group Inc	101,382		16,669
SL Green Realty Corp	60,850		6,165
Strategic Hotels & Resorts Inc (a)	186,126		2,168
Sun Communities Inc	34,272		1,731
Sunstone Hotel Investors Inc	175,852		2,430
Taubman Centers Inc	36,430		2,659
Ventas Inc	95,384		5,909
Vornado Realty Trust	56,263		5,624
Washington Prime Group Inc	50,391		881
Weingarten Realty Investors	53,606		1,689
			$142,089
TOTAL COMMON STOCKS			$145,211
INVESTMENT COMPANIES - 0.61%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.61%
BlackRock Liquidity Funds FedFund Portfolio	899,450		899

TOTAL INVESTMENT COMPANIES			$899
Total Investments			$146,110
Other Assets in Excess of Liabilities, Net - 0.32%			$474
TOTAL NET ASSETS - 100.00%			$146,584

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			98.32%
Consumer, Non-cyclical			0.75%
Exchange Traded Funds			0.61%
Other Assets in Excess of Liabilities, Net			0.32%
TOTAL NET ASSETS			100.00%

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.20%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 48.73%
Blue Chip Fund (a)	1,731,086	$25,724
Global Diversified Income Fund (a)	1,111,433	16,305
Global Multi-Strategy Fund (a)	3,489,660	38,596
Global Real Estate Securities Fund (a)	650,824	5,623
High Yield Fund (a)	1,891,799	14,434
International Emerging Markets Fund (a)	901,922	22,160
LargeCap Growth Fund (a)	6,795,383	79,506
LargeCap Growth Fund II (a)	1,364,228	14,515
LargeCap Value Fund (a)	8,068,386	110,537
Preferred Securities Fund (a)	1,265,328	13,134
Principal Capital Appreciation Fund (a)	1,052,759	61,144
SmallCap Growth Fund I (a)	1,044,157	14,023
SmallCap Value Fund II (a)	1,741,981	23,395
Small-MidCap Dividend Income Fund (a)	1,490,594	20,213
		$459,309

Principal Variable Contracts Funds, Inc. Class 1 - 51.47%
Bond & Mortgage Securities Account (a)	1,093,175	12,408
Diversified International Account (a)	5,891,543	85,722
Equity Income Account (a)	5,610,509	123,712
Government & High Quality Bond Account (a)	6,382,489	65,676
Income Account (a)	12,811,498	136,827
MidCap Account (a)	453,379	25,756
Short-Term Income Account (a)	13,553,680	34,968
		$485,069
TOTAL INVESTMENT COMPANIES		$944,378
Total Investments		$944,378
Liabilities in Excess of Other Assets, Net - (0.20)%		$(1,920)
TOTAL NET ASSETS - 100.00%		$942,458

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.90%
Fixed Income Funds		29.44%
International Equity Funds		12.04%
Specialty Funds		5.82%
Liabilities in Excess of Other Assets, Net		(0.20)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2014 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,836,689	$23,663	1,284	$18	106,887	$1,540	1,731,086	$22,286
Bond & Mortgage Securities Account	1,057,524	12,535	35,651	407	—	—	1,093,175	12,942
Diversified International Account	6,419,617	72,436	135,841	2,025	663,915	10,027	5,891,543	65,147
Equity Income Account	5,970,419	68,176	141,896	3,120	501,806	11,088	5,610,509	63,640
Global Diversified Income Fund	1,080,198	14,413	31,235	458	—	—	1,111,433	14,871
Global Multi-Strategy Fund	3,397,919	34,946	91,741	1,008	—	—	3,489,660	35,954
Global Real Estate Securities Fund	604,063	4,407	46,761	408	—	—	650,824	4,815
Government & High Quality Bond	9,207,214	91,106	272,634	2,812	3,097,359	32,634	6,382,489	62,588
Account
High Yield Fund	2,591,428	17,668	119,985	937	819,614	6,402	1,891,799	12,442
Income Account	12,382,840	121,090	629,801	6,785	201,143	2,170	12,811,498	125,693
International Emerging Markets Fund	917,738	21,679	1,153	27	16,969	395	901,922	21,295
LargeCap Growth Fund	7,204,809	77,236	2,487	27	411,913	4,599	6,795,383	72,847
LargeCap Growth Fund II	2,595,560	15,099	897	9	1,232,229	12,656	1,364,228	7,222
LargeCap Value Fund	8,277,492	107,738	9,054	119	218,160	2,762	8,068,386	104,999
MidCap Account	456,372	12,767	44,405	2,533	47,398	2,846	453,379	13,306
Preferred Securities Fund	1,223,447	8,022	41,881	431	—	—	1,265,328	8,453
Principal Capital Appreciation Fund	1,259,930	63,794	667	36	207,838	11,720	1,052,759	53,217
Short-Term Income Account	13,477,315	34,110	304,147	786	227,782	592	13,553,680	34,299
SmallCap Growth Fund I	2,064,659	21,517	621	9	1,021,123	14,140	1,044,157	10,369
SmallCap Value Fund II	2,164,651	24,680	662	9	423,332	5,859	1,741,981	19,038
Small-MidCap Dividend Income Fund	1,597,517	15,874	16,796	236	123,719	1,720	1,490,594	14,698
		$862,956		$22,200		$121,150		$780,121

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$145			$—
Bond & Mortgage Securities Account		389			—			—
Diversified International Account		1,952			713			—
Equity Income Account		3,038			3,432			—
Global Diversified Income Fund		494			—			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		51			—			—
Government & High Quality Bond Account		2,672			1,304			—
High Yield Fund		863			239			—
Income Account		6,019			(12)			—
International Emerging Markets Fund		—			(16)			—
LargeCap Growth Fund		—			183			—
LargeCap Growth Fund II		—			4,770			—
LargeCap Value Fund		—			(96)			—
MidCap Account		137			852			2,386
Preferred Securities Fund		491			—			—
Principal Capital Appreciation Fund		—			1,107			—
Short-Term Income Account		593			(5)			—
SmallCap Growth Fund I		—			2,983			—
SmallCap Value Fund II		—			208			—
Small-MidCap Dividend Income Fund		331			308			—
		$17,030			$16,115			$2,386
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 38.16%
Blue Chip Fund (a)	274,287	$4,076
Global Diversified Income Fund (a)	398,406	5,845
Global Multi-Strategy Fund (a)	806,404	8,919
Global Real Estate Securities Fund (a)	226,087	1,953
High Yield Fund (a)	854,026	6,516
International Emerging Markets Fund (a)	135,726	3,335
LargeCap Growth Fund (a)	1,040,205	12,170
LargeCap Growth Fund II (a)	215,125	2,289
LargeCap Value Fund (a)	1,267,592	17,366
Preferred Securities Fund (a)	459,529	4,770
Principal Capital Appreciation Fund (a)	151,685	8,810
SmallCap Growth Fund I (a)	163,466	2,195
SmallCap Value Fund II (a)	251,970	3,384
Small-MidCap Dividend Income Fund (a)	255,644	3,467
		$85,095

Principal Variable Contracts Funds, Inc.	Class 1 - 61.79%
Bond & Mortgage Securities Account (a)	514,250	5,837
Diversified International Account (a)	900,402	13,101
Equity Income Account (a)	846,784	18,672
Government & High Quality Bond Account (a)	2,742,410	28,219
Income Account (a)	5,019,337	53,606
MidCap Account (a)	75,653	4,298
Short-Term Income Account (a)	5,451,605	14,065
		$137,798
TOTAL INVESTMENT COMPANIES		$222,893
Total Investments		$222,893
Other Assets in Excess of Liabilities, Net - 0.05%		$111
TOTAL NET ASSETS - 100.00%		$223,004

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Fixed Income Funds		50.68%
Domestic Equity Funds		34.41%
International Equity Funds		8.24%
Specialty Funds		6.62%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2014 (unaudited)

	December 31,	December 31,					September 30,	September 30 ,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	284,635	$3,606	—	$—	10,348	$142	274,287	$3,474
Bond & Mortgage Securities Account	500,008	5,831	22,675	258	8,433	96	514,250	5,990
Diversified International Account	981,335	10,528	30,649	453	111,582	1,671	900,402	9,495
Equity Income Account	912,574	10,675	27,472	596	93,262	2,049	846,784	9,765
Global Diversified Income Fund	396,558	5,307	15,371	223	13,523	191	398,406	5,340
Global Multi-Strategy Fund	557,971	5,755	248,433	2,727	—	—	806,404	8,482
Global Real Estate Securities Fund	125,302	895	106,605	933	5,820	47	226,087	1,781
Government & High Quality Bond	3,443,598	34,904	142,924	1,476	844,112	8,870	2,742,410	27,621
Account
High Yield Fund	1,003,923	6,915	57,149	446	207,046	1,613	854,026	5,743
Income Account	4,513,889	45,090	583,207	6,350	77,759	841	5,019,337	50,595
International Emerging Markets Fund	136,853	3,218	935	22	2,062	48	135,726	3,190
LargeCap Growth Fund	1,122,683	12,035	8,039	87	90,517	1,029	1,040,205	11,151
LargeCap Growth Fund II	405,755	2,563	2,188	22	192,818	1,987	215,125	1,082
LargeCap Value Fund	1,273,505	16,545	31,770	419	37,683	480	1,267,592	16,471
MidCap Account	69,797	1,782	7,489	428	1,633	96	75,653	2,149
Preferred Securities Fund	461,571	3,199	24,505	249	26,547	273	459,529	3,175
Principal Capital Appreciation Fund	197,072	9,980	1,037	57	46,424	2,632	151,685	7,669
Short-Term Income Account	5,124,276	12,790	382,589	994	55,260	144	5,451,605	13,638
SmallCap Growth Fund I	314,430	3,345	1,529	22	152,493	2,118	163,466	1,631
SmallCap Value Fund II	325,699	3,653	—	—	73,729	1,018	251,970	2,683
Small-MidCap Dividend Income Fund	254,717	2,538	4,257	58	3,330	44	255,644	2,552
		$201,154		$15,820		$25,389		$193,677

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$10			$—
Bond & Mortgage Securities Account		183			(3)			—
Diversified International Account		302			185			—
Equity Income Account		466			543			—
Global Diversified Income Fund		177			1			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		16			—			—
Government & High Quality Bond Account		1,144			111			—
High Yield Fund		349			(5)			—
Income Account		2,331			(4)			—
International Emerging Markets Fund		—			(2)			—
LargeCap Growth Fund		—			58			—
LargeCap Growth Fund II		—			484			—
LargeCap Value Fund		—			(13)			—
MidCap Account		22			35			383
Preferred Securities Fund		184			—			—
Principal Capital Appreciation Fund		—			264			—
Short-Term Income Account		236			(2)			—
SmallCap Growth Fund I		—			382			—
SmallCap Value Fund II		—			48			—
Small-MidCap Dividend Income Fund		55			—			—
		$5,465			$2,092			$383
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Conservative Growth Portfolio
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 60.08%
Blue Chip Fund (a)	641,542	$9,534
Diversified Real Asset Fund (a)	323,193	4,111
Global Multi-Strategy Fund (a)	1,691,144	18,704
Global Real Estate Securities Fund (a)	561,822	4,854
High Yield Fund (a)	226,213	1,726
International Emerging Markets Fund (a)	324,359	7,970
LargeCap Growth Fund (a)	2,563,918	29,998
LargeCap Growth Fund II (a)	653,476	6,953
LargeCap Value Fund (a)	3,000,313	41,104
Preferred Securities Fund (a)	138,170	1,434
Principal Capital Appreciation Fund (a)	430,367	24,996
SmallCap Growth Fund I (a)	511,925	6,875
SmallCap Value Fund II (a)	704,336	9,459
Small-MidCap Dividend Income Fund (a)	562,767	7,631
		$175,349

Principal Variable Contracts Funds, Inc.Class 1 - 39.92%
Diversified International Account (a)	2,260,804	32,895
Equity Income Account (a)	2,188,730	48,261
Government & High Quality Bond Account (a)	714,381	7,351
Income Account (a)	1,399,655	14,948
MidCap Account (a)	165,364	9,394
Short-Term Income Account (a)	1,409,498	3,637
		$116,486
TOTAL INVESTMENT COMPANIES		$291,835
Total Investments		$291,835
Other Assets in Excess of Liabilities, Net - 0.00%		$8
TOTAL NET ASSETS - 100.00%		$291,843

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Domestic Equity Funds		66.55%
International Equity Funds		15.66%
Fixed Income Funds		9.97%
Specialty Funds		7.82%
Other Assets in Excess of Liabilities, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2014 (unaudited)

	December 31,	December 31,						September 30,	September 30,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	645,543	$8,246	2,803	$39	6,804		$95	641,542	$8,191
Diversified International Account	2,242,553	28,538	61,765	917	43,514		652	2,260,804	28,750
Diversified Real Asset Fund	325,155	3,617	—	—	1,962		23	323,193	3,594
Equity Income Account	2,148,397	24,796	60,672	1,324	20,339		422	2,188,730	25,708
Global Multi-Strategy Fund	1,167,364	12,080	523,780	5,779	—		—	1,691,144	17,859
Global Real Estate Securities Fund	215,295	1,552	349,402	3,113	2,875		23	561,822	4,642
Government & High Quality Bond	870,139	8,410	33,364	345	189,122		1,997	714,381	6,871
Account
High Yield Fund	212,595	1,411	13,618	107	—		—	226,213	1,518
Income Account	1,258,249	12,091	147,992	1,601	6,586		72	1,399,655	13,620
International Emerging Markets Fund	324,156	7,639	2,243	52	2,040		48	324,359	7,641
LargeCap Growth Fund	2,591,723	27,783	6,611	72	34,416		379	2,563,918	27,485
LargeCap Growth Fund II	905,151	5,679	3,910	39	255,585		2,667	653,476	3,717
LargeCap Value Fund	2,872,158	37,335	157,937	2,142	29,782		380	3,000,313	39,087
MidCap Account	151,028	4,699	15,947	910	1,611		94	165,364	5,541
Preferred Securities Fund	133,597	950	4,573	47	—		—	138,170	997
Principal Capital Appreciation Fund	456,543	23,129	1,701	91	27,877		1,575	430,367	21,752
Short-Term Income Account	1,239,188	3,148	170,310	441	—		—	1,409,498	3,589
SmallCap Growth Fund I	739,762	7,765	2,729	39	230,566		3,185	511,925	5,116
SmallCap Value Fund II	772,653	8,762	1,949	26	70,266		974	704,336	7,846
Small-MidCap Dividend Income Fund	560,610	5,609	7,494	104	5,337		72	562,767	5,641
		$233,239		$17,188			$12,658		$239,165

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Blue Chip Fund		$—			$1	$			—
Diversified International Account		732			(53)				—
Diversified Real Asset Fund		—			—				—
Equity Income Account		1,156			10				—
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		32			—				—
Government & High Quality Bond Account		289			113				—
High Yield Fund		80			—				—
Income Account		637			—				—
International Emerging Markets Fund		—			(2)				—
LargeCap Growth Fund		—			9				—
LargeCap Growth Fund II		—			666				—
LargeCap Value Fund		—			(10)				—
MidCap Account		48			26				836
Preferred Securities Fund		54			—				—
Principal Capital Appreciation Fund		—			107				—
Short-Term Income Account		58			—				—
SmallCap Growth Fund I		—			497				—
SmallCap Value Fund II		—			32				—
Small-MidCap Dividend Income Fund		121			—				—
		$3,207			$1,396	$			836
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 33.64%
Blue Chip Fund (a)	161,652	$2,402
Global Diversified Income Fund (a)	796,878	11,690
Global Real Estate Securities Fund (a)	247,349	2,137
High Yield Fund (a)	1,640,765	12,519
International Emerging Markets Fund (a)	98,568	2,422
LargeCap Growth Fund (a)	843,513	9,869
LargeCap Value Fund (a)	934,095	12,797
Preferred Securities Fund (a)	899,157	9,334
Principal Capital Appreciation Fund (a)	62,211	3,613
SmallCap Growth Fund I (a)	119,363	1,603
Small-MidCap Dividend Income Fund (a)	748,452	10,149
		$78,535

Principal Variable Contracts Funds, Inc.Class 1 - 66.37%
Bond & Mortgage Securities Account (a)	827,290	9,390
Diversified International Account (a)	390,046	5,675
Equity Income Account (a)	856,763	18,892
Government & High Quality Bond Account (a)	2,776,988	28,575
Income Account (a)	6,784,148	72,455
Short-Term Income Account (a)	7,734,723	19,955
		$154,942
TOTAL INVESTMENT COMPANIES		$233,477
Total Investments		$233,477
Liabilities in Excess of Other Assets, Net - (0.01)%		$(23)
TOTAL NET ASSETS - 100.00%		$233,454

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary(unaudited)
Fund Type		Percent
Fixed Income Funds		65.21%
Domestic Equity Funds		25.41%
Specialty Funds		5.01%
International Equity Funds		4.38%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2014 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	173,654	$2,231	—	$—	12,002	$173	161,652	$2,074
Bond & Mortgage Securities Account	803,486	9,337	45,902	526	22,098	252	827,290	9,602
Diversified International Account	460,656	4,554	8,463	126	79,073	1,185	390,046	3,782
Equity Income Account	925,782	11,340	23,042	505	92,061	2,020	856,763	10,044
Global Diversified Income Fund	748,329	9,960	60,347	885	11,798	167	796,878	10,679
Global Real Estate Securities Fund	223,933	1,602	28,483	249	5,067	41	247,349	1,810
Government & High Quality Bond	3,570,263	35,590	135,257	1,397	928,532	9,753	2,776,988	27,509
Account
High Yield Fund	1,540,840	10,718	126,860	992	26,935	209	1,640,765	11,496
Income Account	6,216,543	62,026	652,828	7,093	85,223	919	6,784,148	68,173
International Emerging Markets Fund	101,700	2,434	446	10	3,578	83	98,568	2,357
LargeCap Growth Fund	884,571	9,483	1,881	21	42,939	483	843,513	9,042
LargeCap Value Fund	871,241	11,350	89,014	1,197	26,160	334	934,095	12,202
Preferred Securities Fund	865,988	5,592	60,594	623	27,425	282	899,157	5,931
Principal Capital Appreciation Fund	89,814	4,548	—	—	27,603	1,528	62,211	3,145
Short-Term Income Account	7,019,944	17,186	779,051	2,026	64,272	167	7,734,723	19,045
SmallCap Growth Fund I	235,758	2,653	716	10	117,111	1,700	119,363	1,227
Small-MidCap Dividend Income Fund	786,387	8,305	9,932	138	47,867	663	748,452	7,818
		$208,909		$15,798		$19,959		$205,936

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$16			$—
Bond & Mortgage Securities Account		293			(9)			—
Diversified International Account		126			287			—
Equity Income Account		463			219			—
Global Diversified Income Fund		347			1			—
Global Real Estate Securities Fund		19			—			—
Government & High Quality Bond Account		1,170			275			—
High Yield Fund		572			(5)			—
Income Account		3,151			(27)			—
International Emerging Markets Fund		—			(4)			—
LargeCap Growth Fund		—			21			—
LargeCap Value Fund		—			(11)			—
Preferred Securities Fund		352			(2)			—
Principal Capital Appreciation Fund		—			125			—
Short-Term Income Account		332			—			—
SmallCap Growth Fund I		—			264			—
Small-MidCap Dividend Income Fund		164			38			—
		$6,989			$1,188			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Strategic Growth Portfolio
		September 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 70.70%
Blue Chip Fund (a)	604,406	$8,981
Global Real Estate Securities Fund (a)	799,738	6,910
International Emerging Markets Fund (a)	411,705	10,115
LargeCap Growth Fund (a)	3,376,163	39,501
LargeCap Growth Fund II (a)	571,221	6,078
LargeCap Value Fund (a)	3,176,356	43,516
Principal Capital Appreciation Fund (a)	393,854	22,875
SmallCap Growth Fund I (a)	415,701	5,583
SmallCap Value Fund II (a)	578,825	7,774
Small-MidCap Dividend Income Fund (a)	436,994	5,926
		$157,259

Principal Variable Contracts Funds, Inc.Class 1 - 29.23%
Diversified International Account (a)	1,413,901	20,572
Equity Income Account (a)	1,864,234	41,107
MidCap Account (a)	58,919	3,347
		$65,026
TOTAL INVESTMENT COMPANIES		$222,285
Total Investments		$222,285
Other Assets in Excess of Liabilities, Net - 0.07%		$162
TOTAL NET ASSETS - 100.00%		$222,447

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary(unaudited)
Fund Type		Percent
Domestic Equity Funds		83.02%
International Equity Funds		16.91%
Other Assets in Excess of Liabilities, Net		0.07%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2014 (unaudited)

	December 31,	December 31,						September 30, September 30,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	598,362	$7,615	9,760	$137	3,716		$52	604,406	$7,700
Diversified International Account	1,419,393	16,472	56,318	835	61,810		932	1,413,901	16,413
Equity Income Account	1,800,600	23,353	74,269	1,599	10,635		221	1,864,234	24,731
Global Real Estate Securities Fund	307,671	2,206	493,647	4,332	1,580		13	799,738	6,525
International Emerging Markets Fund	400,214	9,550	13,146	307	1,655		38	411,705	9,817
LargeCap Growth Fund	3,281,138	35,192	120,030	1,336	25,005		272	3,376,163	36,252
LargeCap Growth Fund II	841,960	5,535	10,217	102	280,956		2,920	571,221	3,355
LargeCap Value Fund	2,913,256	37,982	283,475	3,787	20,375		260	3,176,356	41,496
MidCap Account	53,037	1,439	6,103	349	221		13	58,919	1,775
Principal Capital Appreciation Fund	390,170	19,771	6,341	342	2,657		144	393,854	19,968
SmallCap Growth Fund I	654,060	6,894	11,880	171	250,239		3,439	415,701	4,153
SmallCap Value Fund II	620,817	6,625	7,598	102	49,590		684	578,825	6,061
Small-MidCap Dividend Income Fund	430,560	4,281	7,408	102	974		13	436,994	4,370
		$176,915		$13,501			$9,001		$182,616

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Blue Chip Fund		$—			$—	$			—
Diversified International Account		460			38				—
Equity Income Account		984			—				—
Global Real Estate Securities Fund		50			—				—
International Emerging Markets Fund		—			(2)				—
LargeCap Growth Fund		—			(4)				—
LargeCap Growth Fund II		—			638				—
LargeCap Value Fund		—			(13)				—
MidCap Account		17			—				298
Principal Capital Appreciation Fund		—			(1)				—
SmallCap Growth Fund I		—			527				—
SmallCap Value Fund II		—			18				—
Small-MidCap Dividend Income Fund		94			—				—
		$1,605			$1,201	$			298
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2014 (unaudited)

	INVESTMENT COMPANIES - 1.84%				Shares Held	Value(000	's)						Principal
									BONDS (continued)				Amount (000's)	Value (000's)
	Publicly Traded Investment Fund - 1.84%
	BlackRock Liquidity Funds FedFund Portfolio				4,735,900	$4,736			Automobile Floor Plan Asset Backed Securities (continued)
									Ford Credit Floorplan Master Owner Trust A
	TOTAL INVESTMENT COMPANIES					$4,736			0.53	%,	01/15/2018	(b)	$2,000	$2,002
					Principal				0.55	%,	02/15/2019	(b)	500	501
BONDS	- 96.17%				Amount (000's)	Value(000	's)		Nissan Master Owner Trust Receivables
									0.45	%,	02/15/2018	(b)	2,000	2,000
	Agriculture - 1.16%								Volkswagen Credit Auto Master Trust
	Cargill Inc								0.50	%,	07/22/2019(a)	,(b)	1,000	1,000
	6.00	%,	11/27/2017	(a)	$2,648	$2,991			World Omni Master Owner Trust
									0.50	%,	02/15/2018(a)	,(b)	1,750	1,752
	Automobile Asset Backed Securities - 6.77%													$12,563
	American Credit Acceptance Receivables								Automobile Manufacturers - 1.95%
	Trust								Daimler Finance North America LLC
	1.64	%,	11/15/2016(a)	,(b)	246	247			1.38	%,	08/01/2017	(a)	500	498
	AmeriCredit Automobile Receivables 2014-3								PACCAR Financial Corp
	0.64	%,	04/09/2018		1,500	1,500			0.83	%,	12/06/2018	(b)	750	757
	AmeriCredit Automobile Receivables Trust								2.20	%,	09/15/2019		1,500	1,498
	2013-1								Toyota Motor Credit Corp
	0.49	%,	06/08/2016		42	42			2.10	%,	01/17/2019		2,250	2,255
	AmeriCredit Automobile Receivables Trust													$5,008
	2013-3
	0.68	%,	10/11/2016	(b)	347	347		Banks	- 15.41%
	AmeriCredit Automobile Receivables Trust								Australia & New Zealand Banking Group
	2013-5								Ltd/New York NY
	0.54	%,	03/08/2017	(b)	659	659			0.79	%,	05/15/2018	(b)	500	503
	AmeriCredit Automobile Receivables Trust								Bank of America NA
	2014-1								0.51	%,	06/15/2016	(b)	1,000	997
	0.57	%,	07/10/2017	(b)	1,166	1,166			1.25	%,	02/14/2017		500	498
	AmeriCredit Automobile Receivables Trust								5.30	%,	03/15/2017		3,500	3,792
	2014-2								Bank of New York Mellon Corp/The
	0.54	%,	10/10/2017	(b)	1,800	1,800			2.20	%,	05/15/2019		1,000	994
	Capital Auto Receivables Asset Trust / Ally								BB&T Corp
	0.97	%,	01/22/2018		1,000	1,000			0.90	%,	02/01/2019	(b)	500	505
	Capital Auto Receivables Asset Trust 2014-1								Branch Banking & Trust Co
	0.68	%,	05/20/2016	(b)	500	500			0.53	%,	05/23/2017	(b)	1,750	1,738
	Capital Auto Receivables Asset Trust 2014-3								0.55	%,	09/13/2016	(b)	700	699
	0.47	%,	02/21/2017	(b)	1,800	1,800			Citigroup Inc
	CPS Auto Receivables Trust 2013-A								4.75	%,	05/19/2015		1,250	1,283
	1.31	%,	06/15/2020(a)	,(b)	1,572	1,569			6.13	%,	05/15/2018		2,000	2,265
	CPS Auto Receivables Trust 2013-B								Commonwealth Bank of Australia
	1.82	%,	09/15/2020(a)	,(b)	860	861			3.75	%,	10/15/2014	(a)	1,750	1,752
	CPS Auto Receivables Trust 2013-C								Commonwealth Bank of Australia/New York
	1.64	%,	04/16/2018	(a)	625	628			NY
	CPS Auto Receivables Trust 2013-D								2.25	%,	03/13/2019		500	500
	1.54	%,	07/16/2018(a)	,(b)	720	723			Goldman Sachs Group Inc/The
	CPS Auto Receivables Trust 2014-C								1.33	%,	11/15/2018	(b)	2,000	2,035
	1.31	%,	02/15/2019(a)	,(b)	1,000	1,000			JP Morgan Chase Bank NA
	CPS Auto Trust								5.88	%,	06/13/2016		1,250	1,350
	1.48	%,	03/16/2020	(a)	324	325			6.00	%,	10/01/2017		3,000	3,354
	Santander Drive Auto Receivables Trust 2013-								KeyBank NA/Cleveland OH
	5								5.45	%,	03/03/2016		250	266
	0.53	%,	04/17/2017	(b)	428	429			7.41	%,	10/15/2027		2,750	2,860
	Santander Drive Auto Receivables Trust 2014-								Morgan Stanley
	1								1.08	%,	01/24/2019	(b)	2,750	2,781
	0.74	%,	06/15/2017		831	832			1.51	%,	04/25/2018	(b)	2,000	2,056
	Santander Drive Auto Receivables Trust 2014-								National City Bank/Cleveland OH
	2								0.60	%,	06/07/2017	(b)	500	498
	0.54	%,	07/17/2017	(b)	1,000	1,000			PNC Bank NA
	Santander Drive Auto Receivables Trust 2014-								4.88	%,	09/21/2017		1,700	1,859
	3								PNC Financial Services Group Inc/The
	0.54	%,	08/15/2017	(b)	1,000	1,000			6.75	%,	07/29/2049	(b)	500	553
						$17,428			SunTrust Bank/Atlanta GA
									0.52	%,	08/24/2015	(b)	1,000	999
	Automobile Floor Plan Asset Backed Securities - 4.88%								7.25	%,	03/15/2018		1,500	1,733
	Ally Master Owner Trust								US Bank NA/Cincinnati OH
	0.60	%,	04/15/2018	(b)	2,500	2,504			0.47	%,	01/30/2017	(b)	500	500
	0.62	%,	01/15/2019	(b)	550	552
									Wells Fargo & Co
	CNH Wholesale Master Note Trust								7.98	%,	12/31/2049	(b)	1,750	1,915
	0.75	%,	08/15/2019(a)	,(b)	1,250	1,253
									Wells Fargo Bank NA
	Ford Credit Auto Owner Trust/Ford Credit								6.00	%,	11/15/2017		1,250	1,410
	2014-RE			V1										$39,695
	2.26	%,	11/15/2025(a)	,(b)	1,000	999

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's)	Value (000's)		BONDS (continued)				Amount (000's)	Value (000's)

Beverages - 1.22%							Electric (continued)
Anheuser-Busch InBev Finance Inc							Southern Co/The
2.15	%,	02/01/2019		$500	$497		2.45	%,	09/01/2018		$1,000	$1,017
SABMiller Holdings Inc							TransAlta Corp
0.93	%,	08/01/2018(a)	,(b)	500	504		6.65	%,	05/15/2018		2,250	2,553
1.85	%,	01/15/2015	(a)	500	502							$13,399
SABMiller PLC
6.50	%,	07/01/2016	(a)	1,500	1,638		Finance - Mortgage Loan/Banker - 7.83%
					$3,141		Fannie Mae
							0.88	%,	02/08/2018		3,000	2,952
Biotechnology - 1.36%							1.00	%,	09/27/2017		1,000	996
Amgen Inc							1.13	%,	04/27/2017		3,500	3,517
1.25	%,	05/22/2017		1,000	995		1.75	%,	06/20/2019		5,000	4,960
2.13	%,	05/15/2017		750	763		1.75	%,	09/12/2019		3,000	2,973
2.20	%,	05/22/2019		1,000	989		1.88	%,	02/19/2019		4,750	4,764
Gilead Sciences Inc												$20,162
2.40	%,	12/01/2014		750	753
					$3,500	Food	- 0.79%
							Ingredion Inc
Chemicals - 0.60%							3.20	%,	11/01/2015		1,000	1,023
Airgas Inc							Tesco PLC
3.25	%,	10/01/2015		1,500	1,534		2.00	%,	12/05/2014	(a)	1,000	1,003
												$2,026

Commercial Services - 0.30%						Gas	- 0.46%
ERAC USA Finance LLC							Florida Gas Transmission Co LLC
5.60	%,	05/01/2015	(a)	750	772		4.00	%,	07/15/2015	(a)	1,000	1,025
							7.90	%,	05/15/2019	(a)	130	159
Computers - 0.77%												$1,184
Apple Inc							Healthcare - Services - 0.60%
1.00	%,	05/03/2018		500	488		Roche Holdings Inc
International Business Machines Corp							0.57	%,	09/30/2019(a)	,(b)	1,000	999
1.95	%,	02/12/2019		1,500	1,496		WellPoint Inc
					$1,984		5.88	%,	06/15/2017		500	556
Credit Card Asset Backed Securities - 0.43%												$1,555
Cabela's Master Credit Card Trust							Home Equity Asset Backed Securities - 3.70%
0.60	%,	07/15/2022	(b)	750	750		ABFC 2005-WMC1 Trust
0.63	%,	06/15/2020(a)	,(b)	350	352		0.81	%,	06/25/2035	(b)	751	740
					$1,102		ACE Securities Corp Home Equity Loan Trust
Diversified Financial Services - 5.12%							Series 2005-HE2
							0.87	%,	04/25/2035	(b)	408	409
Ford Motor Credit Co LLC
3.98	%,	06/15/2016		1,700	1,781		ACE Securities Corp Home Equity Loan Trust
General Electric Capital Corp							Series 2005-WF1
							0.49	%,	05/25/2035	(b)	363	358
0.74	%,	01/14/2019	(b)	2,500	2,517
0.88	%,	07/12/2016	(b)	2,000	2,017		Asset Backed Securities Corp Home Equity
5.63	%,	09/15/2017		250	279		Loan Trust Series OOMC 2005-HE6
							0.66	%,	07/25/2035	(b)	710	703
6.38	%,	11/15/2067	(b)	1,000	1,083
Jefferies Group LLC							Bayview Financial Acquisition Trust
							0.78	%,	05/28/2044	(b)	221	220
3.88	%,	11/09/2015		1,000	1,029		5.66	%,	12/28/2036	(b)	39	39
MassMutual Global Funding II
2.10	%,	08/02/2018	(a)	500	502		Bear Stearns Asset Backed Securities I Trust
2.35	%,	04/09/2019	(a)	500	500		2006	-PC1
							0.48	%,	12/25/2035	(b)	714	709
Murray Street Investment Trust I
4.65	%,	03/09/2017	(b)	3,250	3,479		Home Equity Asset Trust 2005-2
							0.87	%,	07/25/2035	(b)	10	10
					$13,187		Home Equity Asset Trust 2005-4
Electric - 5.20%							0.86	%,	10/25/2035	(b)	1,000	933
Dominion Resources Inc/VA							JP Morgan Mortgage Acquisition Corp 2005-
1.40	%,	09/15/2017		1,000	993		FLD1
Indiantown Cogeneration LP							0.89	%,	07/25/2035	(b)	131	130
9.77	%,	12/15/2020		569	649		JP Morgan Mortgage Acquisition Corp 2005-
LG&E and KU Energy LLC							OPT1
2.13	%,	11/15/2015		1,000	1,012		0.60	%,	06/25/2035	(b)	297	294
NextEra Energy Capital Holdings Inc							Mastr Asset Backed Securities Trust 2005-
7.30	%,	09/01/2067	(b)	1,000	1,094		FRE1
NiSource Finance Corp							0.40	%,	10/25/2035	(b)	64	64
5.25	%,	09/15/2017		1,000	1,103		RAMP Series 2005-EFC2 Trust
PPL Energy Supply LLC							0.62	%,	07/25/2035	(b)	157	158
5.70	%,	10/15/2035		1,400	1,453		RASC Series 2003-KS10 Trust
6.50	%,	05/01/2018		500	543		4.47	%,	03/25/2032		400	406
Public Service Co of New Mexico
7.95	%,	05/15/2018		2,500	2,982

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2014 (unaudited)

					Principal						Principal
	BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)				Amount (000's)	Value (000's)

	Home Equity Asset Backed Securities (continued)						Mortgage Backed Securities (continued)
	Soundview Home Loan Trust 2005-CTX1						Banc of America Alternative Loan Trust 2003-
	0.57	%,	11/25/2035	(b)	$719	$709	10
	Structured Asset Securities Corp Mortgage						5.00	%,	12/25/2018		$241	$246
	Loan Trust Series 2005-GEL4						Banc of America Funding 2004-1 Trust
	0.78	%,	08/25/2035	(b)	194	185	5.25	%,	02/25/2019		47	48
	Terwin Mortgage Trust 2005-2HE						Banc of America Funding 2004-3 Trust
	0.91	%,	01/25/2035(a)	,(b)	40	39	4.75	%,	09/25/2019		176	180
	Terwin Mortgage Trust Series TMTS 2005-						Banc of America Funding 2006-G Trust
	14	HE					0.32	%,	07/20/2036	(b)	108	108
	4.85	%,	08/25/2036	(b)	224	231	Banc of America Mortgage Trust 2004-8
	Wells Fargo Home Equity Asset-Backed						5.25	%,	10/25/2019		76	78
	Securities 2004-2 Trust						Banc of America Mortgage Trust 2005-7
	0.57	%,	10/25/2034	(b)	53	52	5.00	%,	08/25/2020		25	25
	5.00	%,	10/25/2034		2,646	2,642	BCAP LLC 2011-RR11 Trust
	5.00	%,	10/25/2034		26	27	2.53	%,	03/26/2035(a)	,(b)	339	341
	Wells Fargo Home Equity Asset-Backed						CHL Mortgage Pass-Through Trust 2003-46
	Securities 2005-2 Trust						2.50	%,	01/19/2034	(b)	172	173
	0.56	%,	11/25/2035	(b)	479	478	CHL Mortgage Pass-Through Trust 2004-19
						$9,536	5.25	%,	10/25/2034		41	41
							CHL Mortgage Pass-Through Trust 2004-J1
	Insurance - 4.67%						4.50	%,	01/25/2019	(b)	66	67
	Berkshire Hathaway Finance Corp						CHL Mortgage Pass-Through Trust 2004-J7
	1.60	%,	05/15/2017		1,500	1,516	5.00	%,	09/25/2019		149	154
	2.00	%,	08/15/2018		1,000	1,004	Citigroup Mortgage Loan Trust 2009-6
	Chubb Corp/The						2.61	%,	07/25/2036(a)	,(b)	122	123
	6.38	%,	03/29/2067	(b)	250	274
							Credit Suisse First Boston Mortgage Securities
	Lincoln National Corp						Corp
	7.00	%,	05/17/2066	(b)	500	512
							1.11	%,	05/25/2034	(b)	114	111
	MetLife Inc						5.00	%,	09/25/2019		36	35
	6.82	%,	08/15/2018		750	880	5.00	%,	10/25/2019		202	203
	Metropolitan Life Global Funding I						Credit Suisse Mortgage Capital Certificates
	2.30	%,	04/10/2019	(a)	250	249
							2.36	%,	07/27/2037(a)	,(b)	239	241
	New York Life Global Funding						Deutsche Mortgage Securities Inc REMIC
	2.45	%,	07/14/2016	(a)	2,000	2,058
							Trust Series 2010-RS2
	Prudential Covered Trust 2012-1						3.81	%,	06/28/2047(a)	,(b)	486	487
	3.00	%,	09/30/2015	(a)	668	682
							Fannie Mae REMICS
	Prudential Holdings LLC						3.50	%,	03/25/2042		178	185
	1.11	%,	12/18/2017(a)	,(b)	2,263	2,279
	8.70	%,	12/18/2023	(a)	2,031	2,568	Freddie Mac REMICS
							0.60	%,	06/15/2023	(b)	4	4
						$12,022	Ginnie Mae
	Iron & Steel - 0.40%						0.62	%,	07/16/2054	(b)	9,753	542
	ArcelorMittal						0.70	%,	08/16/2051	(b)	11,627	709
	4.25	%,	03/01/2016		1,000	1,020	0.87	%,	02/16/2053	(b)	16,871	1,189
							0.91	%,	09/16/2055	(b)	9,951	675
							0.92	%,	03/16/2049	(b)	13,184	779
	Manufactured Housing Asset Backed Securities - 0.03%						0.92	%,	03/16/2052	(b)	9,767	789
	Green Tree Financial Corp						0.93	%,	10/16/2054	(b)	5,857	391
	7.70	%,	09/15/2026		65	69	0.94	%,	10/16/2054	(b)	6,405	374
	Mid-State Trust IV						0.94	%,	06/16/2055	(b)	9,878	630
	8.33	%,	04/01/2030		15	15	1.00	%,	01/16/2055	(b)	9,776	603
						$84	1.00	%,	02/16/2055	(b)	9,676	506
							1.01	%,	10/16/2054	(b)	6,788	441
Media	- 1.71%						1.11	%,	01/16/2054	(b)	6,388	454
	CBS Corp						1.14	%,	08/16/2042	(b)	15,162	1,126
	2.30	%,	08/15/2019		3,000	2,960	1.15	%,	06/16/2045	(b)	12,415	951
	NBCUniversal 0.77%, 04/15/2016 Enterprise (a),(b) Inc				500	501	1.22	%,	02/16/2046	(b)	9,781	784
							1.41	%,	12/16/2036	(b)	4,445	356
	Time Warner Cable Inc						1.67	%,	01/16/2040	(b)	3,825	244
	8.25	%,	04/01/2019		750	934
						$4,395	4.50	%,	08/20/2032		37	38
							JP Morgan Mortgage Trust 2004-A3
	Mining - 0.70%						2.34	%,	07/25/2034	(b)	101	103
	Glencore Finance Canada Ltd						JP Morgan Mortgage Trust 2004-S1
	2.70	%,	10/25/2017(a)	,(b)	1,250	1,271	5.00	%,	09/25/2034		527	549
	Teck Resources Ltd						JP Morgan Resecuritization Trust Series 2010-
	5.38	%,	10/01/2015		500	521	4
						$1,792	2.36	%,	10/26/2036(a)	,(b)	231	231
							MASTR Alternative Loan Trust 2003-9
	Mortgage Backed Securities - 10.25%						6.50	%,	01/25/2019		133	136
	Adjustable Rate Mortgage Trust 2004-2
	1.29	%,	02/25/2035	(b)	36	36	MASTR Asset Securitization Trust 2004-11
	Alternative Loan Trust 2004-J8						5.00	%,	12/25/2019		42	43
	6.00	%,	02/25/2017		58	58

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's)	Value (000's)		BONDS (continued)				Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)							Other Asset Backed Securities (continued)
MASTR Asset Securitization Trust 2004-9							Credit-Based Asset Servicing and
5.00	%,	09/25/2019		$117	$119		Securitization LLC
PHH Mortgage Trust Series 2008-CIM1							4.29	%,	08/25/2035	(b)	$88	$88
5.22	%,	06/25/2038		770	784		4.82	%,	07/25/2035	(b)	655	669
Prime Mortgage Trust 2005-2							Drug Royalty II LP 2
5.25	%,	07/25/2020	(b)	286	291		3.48	%,	07/15/2023(a)	,(b)	1,471	1,471
Provident Funding Mortgage Loan Trust 2005-							FFMLT Trust 2005-FF2
1							0.81	%,	03/25/2035	(b)	78	78
0.44	%,	05/25/2035	(b)	607	586		Fieldstone Mortgage Investment Trust Series
RALI Series 2003-QS23 Trust							2005-1
5.00	%,	12/26/2018		483	490		1.24	%,	03/25/2035	(b)	515	515
RALI Series 2004-QS3 Trust							First Franklin Mortgage Loan Trust 2005-FF4
5.00	%,	03/25/2019		161	166		0.58	%,	05/25/2035	(b)	218	217
RBSSP Resecuritization Trust 2009-7							Green Tree Home Improvement Loan Trust
0.55	%,	06/26/2037(a)	,(b)	104	99		7.45	%,	09/15/2025		1	1
Sequoia Mortgage Trust 2013-4							JP Morgan Mortgage Acquisition Corp 2005-
1.55	%,	04/25/2043	(b)	2,033	1,895		OPT2
Sequoia Mortgage Trust 2013-8							0.44	%,	12/25/2035	(b)	600	585
2.25	%,	06/25/2043	(b)	1,332	1,262		Mastr Specialized Loan Trust
Springleaf Mortgage Loan Trust							1.40	%,	11/25/2034(a)	,(b)	187	187
1.27	%,	06/25/2058(a)	,(b)	1,700	1,695		Merrill Lynch Mortgage Investors Trust Series
Springleaf Mortgage Loan Trust 2012-3							2005	-FM1
1.57	%,	12/25/2059(a)	,(b)	1,484	1,483		0.53	%,	05/25/2036	(b)	199	198
2.66	%,	12/25/2059(a)	,(b)	500	500		NYCTL 2014-A Trust
3.56	%,	12/25/2059	(a)	200	203		1.03	%,	11/10/2027(a)	,(c)	500	500
Springleaf Mortgage Loan Trust 2013-2							OneMain Financial Issuance Trust 2014-1
1.78	%,	12/25/2065	(a)	774	772		2.43	%,	06/18/2024(a)	,(b),(c)	900	900
3.52	%,	12/25/2065(a)	,(b)	405	413		OneMain Financial Issuance Trust 2014-2
WaMu Mortgage Pass-Through Certificates							2.47	%,	09/18/2024(a)	,(c)	1,000	1,000
Series 2003-S8 Trust							PFS Financing Corp
5.00	%,	09/25/2018		53	54		0.65	%,	04/17/2017(a)	,(b)	1,250	1,251
					$26,399		0.70	%,	02/15/2018(a)	,(b)	2,000	1,999
							0.75	%,	02/15/2019(a)	,(b)	750	751
Oil & Gas - 3.36%							PFS Tax Lien Trust 2014-1
BP Capital Markets PLC							1.44	%,	05/15/2029(a)	,(b)	423	424
4.75	%,	03/10/2019		2,000	2,203		Saxon Asset Securities Trust 2005-3
Chevron Corp							0.52	%,	11/25/2035	(b)	108	108
1.72	%,	06/24/2018		1,300	1,300		Securitized Asset Backed Receivables LLC
Ensco PLC							Trust 2006-OP1
3.25	%,	03/15/2016		1,000	1,030		0.45	%,	10/25/2035	(b)	34	33
Phillips 66							Springleaf Funding Trust 2013-A
2.95	%,	05/01/2017		1,500	1,559		2.58	%,	09/15/2021(a)	,(b)	750	755
Sinopec Group Overseas Development 2014							Wachovia Mortgage Loan Trust Series 2005-
Ltd							WMC1
1.75	%,	04/10/2017	(a)	500	498
							0.89	%,	10/25/2035	(b)	213	211
Total Capital International SA												$13,751
0.80	%,	08/10/2018	(b)	550	555
1.55	%,	06/28/2017		1,500	1,511		Pharmaceuticals - 1.36%
					$8,656		AbbVie Inc
							1.20	%,	11/06/2015		2,500	2,509
Oil & Gas Services - 0.41%							Merck & Co Inc
Weatherford International Ltd/Bermuda							1.10	%,	01/31/2018		1,000	990
5.50	%,	02/15/2016		1,000	1,059							$3,499

Other Asset Backed Securities - 5.34%							Pipelines - 0.90%
Ameriquest Mortgage Securities Inc Asset-							Buckeye Partners LP
							2.65	%,	11/15/2018		965	964
Backed 0.76%, Pass-Through 11/25/2034 Ctfs (b) Ser 2004-R11				69	69		DCP Midstream LLC
							5.38	%,	10/15/2015	(a)	810	847
Ameriquest Mortgage Securities Inc Asset-							TransCanada PipeLines Ltd
Backed Pass-Through Ctfs Ser 2005-R1							6.35	%,	05/15/2067	(b)	500	516
0.60	%,	03/25/2035	(b)	647	645
Ameriquest Mortgage Securities Inc Asset-												$2,327
Backed Pass-Through Ctfs Ser 2005-R6							Real Estate - 0.19%
0.35	%,	08/25/2035	(b)	48	48		WEA Finance LLC / Westfield UK & Europe
Carrington Mortgage Loan Trust Series 2005-							Finance PLC
NC4							2.70	%,	09/17/2019	(a)	500	501
0.55	%,	09/25/2035	(b)	247	244
Citigroup Mortgage Loan Trust Inc
0.58	%,	07/25/2035	(b)	103	102	REITS	- 1.72%
Countrywide Asset-Backed Certificates							BioMed Realty LP
0.61	%,	08/25/2035	(b)	706	702		2.63	%,	05/01/2019		500	497
							3.85	%,	04/15/2016		1,000	1,042

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2014 (unaudited)

				Principal							Principal
BONDS (continued)				Amount (000's)	Value (000's)	BONDS (continued)					Amount (000's)	Value (000's)

REITS (continued)						Trucking & Leasing (continued)
Health Care REIT Inc						Penske Truck Leasing Co Lp / PTL Finance
3.63	%,	03/15/2016		$750	$778	Corp (continued)
5.88	%,	05/15/2015		500	516		3.13	%,	05/11/2015	(a)	$1,500	$1,521
Healthcare Realty Trust Inc												$2,542
6.50	%,	01/17/2017		750	830	TOTAL BONDS						$247,655
Nationwide Health Properties Inc						U.S. GOVERNMENT & GOVERNMENT					Principal
6.00	%,	05/20/2015		500	516	AGENCY OBLIGATIONS - 1.78%					Amount (000's) Value (000's)
Ventas Realty LP / Ventas Capital Corp						Federal Home Loan Mortgage Corporation (FHLMC) -
2.70	%,	04/01/2020		250	246	0.03%
					$4,425		2.24	%,	11/01/2021	(b)	$2	$2
							2.38	%,	09/01/2035	(b)	56	60
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV							6.00	%,	05/01/2017		11	11
0.00	%,	01/15/2013	(d)	200	—		9.50	%,	08/01/2016		1	1
												$74

Semiconductors - 0.58%						Federal National Mortgage Association (FNMA) - 0.19%
							1.88	%,	04/01/2033	(b)	151	161
Samsung 1.75%, Electronics 04/10/2017 America (a) Inc				1,500	1,504		2.13	%,	07/01/2034	(b)	65	69
							2.13	%,	08/01/2034	(b)	24	26
							2.21	%,	12/01/2032	(b)	26	27
Software - 0.22%							2.27	%,	02/01/2037	(b)	77	82
Oracle Corp							2.36	%,	01/01/2035	(b)	11	11
5.75	%,	04/15/2018		500	567		2.37	%,	01/01/2035	(b)	44	47
							2.41	%,	11/01/2032	(b)	8	8
							2.43	%,	02/01/2035	(b)	9	9
Student Loan Asset Backed Securities - 2.13%							2.63	%,	12/01/2033	(b)	29	30
SLC 0.40%, Private 07/15/2036 Student Loan (b) Trust 2006-A				603	598		4.17	%,	11/01/2035	(b)	3	3
							5.60	%,	04/01/2019	(b)	1	1
SLC Private Student Loan Trust 2010-B
3.65	%,	07/15/2042(a)	,(b)	525	551		8.00	%,	05/01/2027		24	26
SLM Private Credit Student Loan Trust 2002-							8.50	%,	11/01/2017		1	2
A												$502
0.78	%,	12/16/2030	(b)	919	907	Government National Mortgage Association (GNMA) -
SLM Private Credit Student Loan Trust 2004-						0.02%
B							9.00	%,	12/15/2020		3	3
0.43	%,	06/15/2021	(b)	371	369		9.00	%,	04/20/2025		1	1
SLM Private Credit Student Loan Trust 2005-							10.00	%,	06/15/2020		6	5
B							10.00%, 02/15/2025				2	2
0.41	%,	03/15/2023	(b)	95	94		10.00%, 04/15/2025				1	1
0.50	%,	12/15/2023	(b)	350	340		10.00%, 05/15/2020				6	6
SLM Private Education Loan Trust 2013-A							10.00	%,	09/15/2018		2	2
0.75	%,	08/15/2022(a)	,(b)	983	985		10.00%, 09/15/2018				2	2
SLM Private Education Loan Trust 2013-B							10.00	%,	02/15/2019		18	19
0.80	%,	07/15/2022(a)	,(b)	724	725							$41
1.85	%,	06/17/2030(a)	,(b)	500	487
						U.S. Treasury - 1.54%
SLM Private Education Loan Trust 2014-A							0.38	%,	01/31/2016		2,000	2,003
0.75	%,	07/15/2022(a)	,(b)	419	420
							0.50	%,	07/31/2017		2,000	1,970
					$5,476							$3,973
Telecommunications - 2.37%						TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
AT&T Inc						OBLIGATIONS						$4,590
0.62	%,	02/12/2016	(b)	1,000	1,002	Total Investments						$256,981
Cisco Systems Inc						Other Assets in Excess of Liabilities, Net - 0.21%						$539
1.10	%,	03/03/2017		1,500	1,499	TOTAL NET ASSETS - 100.00%						$257,520
Verizon Communications Inc
1.98	%,	09/14/2018	(b)	500	527
3.65	%,	09/14/2018		1,500	1,580	(a)	Security exempt from registration under Rule 144A of the Securities Act of
Vodafone Group PLC							1933. These securities may be resold in transactions exempt from
0.62	%,	02/19/2016	(b)	1,000	1,003		registration, normally to qualified institutional buyers. Unless otherwise
1.63	%,	03/20/2017		500	501		indicated, these securities are not considered illiquid. At the end of the
					$6,112		period, the value of these securities totaled $58,087 or 22.56% of net
							assets.
Transportation - 0.29%						(b)	Variable Rate. Rate shown is in effect at September 30, 2014.
Ryder System Inc						(c)	Fair value of these investments is determined in good faith by the Manager
2.45	%,	11/15/2018		750	757		under procedures established and periodically reviewed by the Board of
							Directors. At the end of the period, the fair value of these securities totaled
Trucking & Leasing - 0.99%							$2,400 or 0.93% of net assets.
Penske Truck Leasing Co Lp / PTL Finance						(d)	Non-Income Producing Security
Corp
2.50	%,	03/15/2016	(a)	1,000	1,021

See accompanying notes.

		Schedule of Investments
		Short-Term Income Account
		September 30, 2014 (unaudited)

Portfolio Summary	(unaudited)
Sector		Percent
Financial		27.11%
Asset Backed Securities		23.28%
Mortgage Securities		10.49%
Government		9.37%
Consumer, Non-cyclical		6.79%
Utilities		5.66%
Energy		4.67%
Communications		4.08%
Consumer, Cyclical		1.95%
Exchange Traded Funds		1.84%
Basic Materials		1.70%
Technology		1.57%
Industrial		1.28%
Other Assets in Excess of Liabilities, Net		0.21%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
September 30, 2014 (unaudited)

COMMON STOCKS - 97.37%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 0.59%				Computers - 4.19%
Moog Inc (a)	5,207	$356		A10 Networks Inc (a)	14,030	$128
				Barracuda Networks Inc (a)	11,430	293
				Manhattan Associates Inc (a)	27,920	933
Apparel - 2.73%				NetScout Systems Inc (a)	22,970	1,052
(a)
G-III Apparel Group Ltd	7,180	595		Nimble Storage Inc (a)	5,270	137
Iconix Brand Group Inc (a)	11,000	406
Skechers U.S.A. Inc (a)	12,378	660				$2,543
		$1,661		Distribution & Wholesale - 0.24%
				Rentrak Corp (a)	2,428	148
Automobile Parts & Equipment - 1.43%
Meritor Inc (a)	24,747	268
Tower International Inc (a)	23,840	601		Diversified Financial Services - 1.47%
		$869		Cowen Group Inc (a)	62,200	233
				Evercore Partners Inc - Class A	1,530	72
Banks - 7.82%				Investment Technology Group Inc (a)	12,010	189
BankUnited Inc	23,590	719		Waddell & Reed Financial Inc	7,652	396
Boston Private Financial Holdings Inc	12,608	156				$890
First Merchants Corp	3,269	66
First of Long Island Corp/The	2,390	82		Electric - 1.85%
Glacier Bancorp Inc	8,702	225		Avista Corp	15,776	481
Green Bancorp Inc (a)	3,029	52		NRG Yield Inc	13,640	642
PrivateBancorp Inc	27,130	812				$1,123
Susquehanna Bancshares Inc	47,340	474		Electrical Components & Equipment - 1.33%
Webster Financial Corp	24,755	721		EnerSys	13,740	806
WesBanco Inc	6,800	208
Western Alliance Bancorp (a)	24,380	583
Wintrust Financial Corp	14,600	652		Electronics - 0.11%
		$4,750		Fluidigm Corp (a)	2,748	67

Biotechnology - 2.98%
Acceleron Pharma Inc (a)	1,580	48		Energy - Alternate Sources - 1.32%
Ardelyx Inc (a)	4,860	69		Pattern Energy Group Inc	22,407	693
Avalanche Biotechnologies Inc (a)	1,374	47		TerraForm Power Inc (a)	3,800	110
BIND Therapeutics Inc (a)	12,004	103				$803
Bluebird Bio Inc (a)	2,128	76
Cambrex Corp (a)	5,240	98		Engineering & Construction - 2.59%
				AECOM Technology Corp (a)	12,380	418
Cubist Pharmaceuticals Inc (a)	1,610	107
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	—		EMCOR Group Inc	16,420	656
				Tutor Perini Corp (a)	18,900	499
Eleven Biotherapeutics Inc (a)	3,743	42
Epizyme Inc (a)	2,840	77				$1,573
Exact Sciences Corp (a)	11,747	228		Entertainment - 1.33%
Fate Therapeutics Inc (a)	7,900	41		Marriott Vacations Worldwide Corp (a)	12,780	810
Genocea Biosciences Inc (a)	6,129	55
Insmed Inc (a)	6,880	90
Intercept Pharmaceuticals Inc (a)	420	99		Gas - 0.53%
MacroGenics Inc (a)	4,530	95		Southwest Gas Corp	6,610	321
Medivation Inc (a)	1,220	121
NewLink Genetics Corp (a)	2,490	53		Healthcare - Products - 1.89%
Puma Biotechnology Inc (a)	670	160		Amedica Corp (a)	8,350	13
Seattle Genetics Inc (a)	1,950	72		DexCom Inc (a)	6,220	249
Sunesis Pharmaceuticals Inc (a)	13,240	94		Insulet Corp (a)	5,410	199
Versartis Inc (a)	1,681	32		K2M Group Holdings Inc (a)	14,670	212
		$1,807		LDR Holding Corp (a)	5,840	182
				Ocular Therapeutix Inc (a)	5,640	84
Building Materials - 0.80%				OraSure Technologies Inc (a)	16,560	120
Eagle Materials Inc	2,740	279		STAAR Surgical Co (a)	8,600	91
PGT Inc (a)	22,410	209
		$488				$1,150
				Healthcare - Services - 3.54%
Chemicals - 0.51%				Acadia Healthcare Co Inc (a)	14,110	684
Axiall Corp	4,490	161		Centene Corp (a)	8,750	724
OM Group Inc	5,840	151		HealthSouth Corp	20,080	741
		$312				$2,149

Commercial Services - 8.52%				Holding Companies - Diversified - 0.19%
ABM Industries Inc	18,180	467		FCB Financial Holdings Inc (a)	5,060	115
Corporate Executive Board Co	5,100	306
Huron Consulting Group Inc (a)	10,350	631
Korn/Ferry International (a)	26,070	649		Home Builders - 0.95%
Live Nation Entertainment Inc (a)	28,170	677		Installed Building Products Inc (a)	21,840	307
On Assignment Inc (a)	14,370	386		KB Home	18,170	271
PAREXEL International Corp (a)	12,900	814				$578
RPX Corp (a)	15,124	208
Team Health Holdings Inc (a)	17,870	1,036		Insurance - 4.79%
		$5,174		American Equity Investment Life Holding Co	17,962	411
				CNO Financial Group Inc	50,380	854

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Insurance (continued)				REITS (continued)
Hanover Insurance Group Inc/The	11,782	$724		First Industrial Realty Trust Inc	36,960	$625
Horace Mann Educators Corp	14,580	416		Kilroy Realty Corp	8,600	511
Navigators Group Inc/The (a)	1,750	107		RLJ Lodging Trust	25,130	715
Validus Holdings Ltd	10,191	399		Strategic Hotels & Resorts Inc (a)	22,637	264
		$2,911		Sunstone Hotel Investors Inc	48,300	668
						$5,203
Internet - 1.84%
CDW Corp/DE	26,893	835		Retail - 7.73%
Intralinks Holdings Inc (a)	20,830	169		Abercrombie & Fitch Co	12,157	442
Rubicon Project Inc/The (a)	9,712	114		Brown Shoe Co Inc	31,310	850
		$1,118		Kirkland's Inc (a)	12,181	196
				Office Depot Inc (a)	171,666	882
Investment Companies - 0.19%				Penske Automotive Group Inc	13,825	561
Medley Capital Corp	9,950	118		Red Robin Gourmet Burgers Inc (a)	7,324	417
				Rite Aid Corp (a)	152,120	736
Leisure Products & Services - 0.89%				Wendy's Co/The	74,380	614
Sabre Corp	30,000	538				$4,698

				Savings & Loans - 0.65%
Machinery - Diversified - 0.91%				Oritani Financial Corp	6,490	91
IDEX Corp	7,630	552		Provident Financial Services Inc	18,550	304
						$395

Metal Fabrication & Hardware - 0.99%				Semiconductors - 1.25%
Worthington Industries Inc	16,169	602		Entegris Inc (a)	45,620	525
				Micrel Inc	19,300	232
Mining - 0.95%						$757
US Silica Holdings Inc	9,250	578		Software - 6.16%
				2U Inc (a)	18,100	282
				Acxiom Corp (a)	26,920	445
Miscellaneous Manufacturing - 1.72%
AO Smith Corp	15,770	746		Advent Software Inc	17,375	548
Blount International Inc (a)	19,580	296		Amber Road Inc (a)	14,454	251
				Aspen Technology Inc (a)	22,210	838
		$1,042
				Blackbaud Inc	9,510	374
Oil & Gas - 4.09%				Mavenir Systems Inc (a)	15,060	189
Carrizo Oil & Gas Inc (a)	11,220	604		MobileIron Inc (a)	12,109	135
Energy XXI Bermuda Ltd	20,550	233		SYNNEX Corp	10,550	682
Halcon Resources Corp (a)	69,890	277				$3,744
Kodiak Oil & Gas Corp (a)	38,620	524
RSP Permian Inc (a)	13,840	354		Telecommunications - 4.04%
Sanchez Energy Corp (a)	18,790	493		Aerohive Networks Inc (a)	16,410	132
				ARRIS Group Inc (a)	34,189	969
		$2,485
				Plantronics Inc	12,460	595
Oil & Gas Services - 1.74%				RF Micro Devices Inc (a)	65,500	756
Basic Energy Services Inc (a)	13,940	302				$2,452
Flotek Industries Inc (a)	14,487	378
RPC Inc	17,110	376		Transportation - 1.07%
		$1,056		ArcBest Corp	8,990	336
				Navigator Holdings Ltd (a)	11,220	312
Pharmaceuticals - 2.70%						$648
Achaogen Inc (a)	5,900	53		TOTAL COMMON STOCKS		$59,144
Aratana Therapeutics Inc (a)	9,871	99
Array BioPharma Inc (a)	23,390	83		INVESTMENT COMPANIES - 2.25%	Shares Held	Value (000's)
Cerulean Pharma Inc (a)	12,120	51		Publicly Traded Investment Fund - 2.25%
Clovis Oncology Inc (a)	1,930	88		BlackRock Liquidity Funds FedFund Portfolio	1,367,161	1,367
Concert Pharmaceuticals Inc (a)	7,360	93
Nektar Therapeutics (a)	10,630	128		TOTAL INVESTMENT COMPANIES		$1,367
Orexigen Therapeutics Inc (a)	19,340	82		Total Investments		$60,511
Prestige Brands Holdings Inc (a)	20,139	652		Other Assets in Excess of Liabilities, Net - 0.38%		$228
ProQR Therapeutics NV (a)	2,812	48		TOTAL NET ASSETS - 100.00%		$60,739
Revance Therapeutics Inc (a)	2,770	54
SCYNEXIS Inc (a)	8,020	59
Vanda Pharmaceuticals Inc (a)	7,391	77		(a) Non-Income Producing Security
Zafgen Inc (a)	3,800	75		(b) Security is Illiquid
		$1,642		(c)		Fair value of these investments is determined in good faith by the Manager
				under procedures established and periodically reviewed by the Board of
Publicly Traded Investment Fund - 0.18%				Directors. At the end of the period, the fair value of these securities totaled
THL Credit Inc	8,690	112		$0 or 0.00% of net assets.

REITS - 8.57%
Brandywine Realty Trust	49,430	696
Colony Financial Inc	30,220	676
CubeSmart	14,000	252
Education Realty Trust Inc	40,494	416
EPR Properties	7,500	380
See accompanying notes.				155

		Schedule of Investments
SmallCap Blend Account
September 30, 2014 (unaudited)

Portfolio Summary(unaudited)
Sector		Percent
Financial		23.67%
Consumer, Non-cyclical		19.63%
Consumer, Cyclical		15.30%
Technology		11.60%
Industrial		10.11%
Energy		7.15%
Communications		5.88%
Utilities		2.38%
Exchange Traded Funds		2.25%
Basic Materials		1.46%
Diversified		0.19%
Other Assets in Excess of Liabilities, Net		0.38%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2014	Long	8	$908	$877	$(31)
Total					$(31)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2014 (unaudited)

COMMON STOCKS - 96.36%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.00%				Banks (continued)
Marchex Inc	743	$3		Texas Capital Bancshares Inc (a)	224	$13
				Western Alliance Bancorp (a)	595	14
						$4,903
Aerospace & Defense - 0.94%
Astronics Corp (a)	7,971	380		Beverages - 0.08%
Astronics Corp - Class B (a)	1,581	75		Boston Beer Co Inc/The (a),(b)	119	27
Curtiss-Wright Corp	183	12		Coca-Cola Bottling Co Consolidated	96	7
Ducommun Inc (a)	94	3		Craft Brew Alliance Inc (a)	203	3
GenCorp Inc (a)	892	14		Farmer Bros Co (a)	138	4
HEICO Corp	982	46		National Beverage Corp (a)	269	5
Kaman Corp	319	12				$46
Moog Inc (a)	98	7
Teledyne Technologies Inc (a)	126	12		Biotechnology - 7.24%
				Acceleron Pharma Inc (a),(b)	380	12
		$561		Achillion Pharmaceuticals Inc (a)	467	5
Agriculture - 0.07%				Acorda Therapeutics Inc (a)	591	20
22nd Century Group Inc (a),(b)	951	2		Aegerion Pharmaceuticals Inc (a),(b)	422	14
Andersons Inc/The	373	24		Agenus Inc (a)	1,134	4
Vector Group Ltd (b)	710	16		Alnylam Pharmaceuticals Inc (a)	11,346	886
		$42		ANI Pharmaceuticals Inc (a)	6,026	170
				Arena Pharmaceuticals Inc (a),(b)	3,164	13
Airlines - 2.43%				ARIAD Pharmaceuticals Inc (a),(b)	2,374	13
Allegiant Travel Co	207	26		BioCryst Pharmaceuticals Inc (a)	1,286	13
(a)
Hawaiian Holdings Inc	673	9		Bluebird Bio Inc (a),(b)	12,752	457
JetBlue Airways Corp (a)	793	8
				Cambrex Corp (a)	6,640	124
(a)
Spirit Airlines Inc	20,402	1,411		Celldex Therapeutics Inc (a),(b)	1,029	13
		$1,454		CTI BioPharma Corp (a),(b)	3,078	7
Apparel - 0.62%				Dendreon Corp (a),(b)	3,738	5
Columbia Sportswear Co	272	10		Emergent Biosolutions Inc (a)	112	2
G-III Apparel Group Ltd (a)	287	24		Endocyte Inc (a)	723	4
Iconix Brand Group Inc (a)	363	13		Enzo Biochem Inc (a)	775	4
Oxford Industries Inc	213	13		Epizyme Inc (a)	10,450	283
Sequential Brands Group Inc (a),(b)	18,421	230		Exact Sciences Corp (a),(b)	1,067	21
Skechers U.S.A. Inc (a)	425	23		Exelixis Inc (a)	4,496	7
Steven Madden Ltd (a)	874	28		Foundation Medicine Inc (a),(b)	322	6
Wolverine World Wide Inc	1,315	33		Galena Biopharma Inc (a),(b)	2,732	6
				Halozyme Therapeutics Inc (a)	1,538	14
		$374		ImmunoGen Inc (a),(b)	1,237	13
Automobile Manufacturers - 0.02%				Intrexon Corp (a),(b)	16,410	305
Wabash National Corp (a)	1,012	14		Isis Pharmaceuticals Inc (a),(b)	12,882	500
				Ligand Pharmaceuticals Inc (a)	298	14
				MacroGenics Inc (a)	11,630	243
Accuride Automobile Corp Parts (a) & Equipment - 0.31%	805	3		Medicines Co/The (a)	921	21
				Merrimack Pharmaceuticals Inc (a)	1,201	11
(a) American Axle & Manufacturing Holdings Inc	995	17		Novavax Inc (a),(b)	3,517	15
Commercial Vehicle Group Inc (a)	599	4		NPS Pharmaceuticals Inc (a)	18,604	483
				OncoMed Pharmaceuticals Inc (a),(b)	286	5
Cooper Tire & Rubber Co	176	5		Oncothyreon Inc (a)	1,648	3
Dana Holding Corp	1,149	22		OvaScience Inc (a)	9,961	165
Dorman Products Inc (a)	397	16		Pacific Biosciences of California Inc (a)	1,302	6
Douglas Dynamics Inc	483	9
Gentherm Inc (a)	510	21		PDL BioPharma Inc (b)	2,337	18
Meritor Inc (a)	757	8		Prothena Corp PLC (a)	130	3
Modine Manufacturing Co (a)	312	4		PTC Therapeutics Inc (a)	250	11
Motorcar Parts of America Inc (a)	348	9		Puma Biotechnology Inc (a)	1,009	240
				Repligen Corp (a)	739	15
Standard Motor Products Inc	268	9		Sangamo BioSciences Inc (a),(b)	970	11
Strattec Security Corp	61	5		Sequenom Inc (a),(b)	2,705	8
Tenneco Inc (a)	912	48
Tower International Inc (a)	303	8		Spectrum Pharmaceuticals Inc (a),(b)	354	3
				Sunesis Pharmaceuticals Inc (a)	1,142	8
		$188		Synageva BioPharma Corp (a),(b)	316	22
Banks - 8.19%				Theravance Inc (b)	1,150	20
Bank of the Ozarks Inc	36,985	1,166		Ultragenyx Pharmaceutical Inc (a)	1,330	75
Cass Information Systems Inc	244	10		Veracyte Inc (a),(b)	149	2
CoBiz Financial Inc	39,073	437		Versartis Inc (a),(b)	160	3
ConnectOne Bancorp Inc	12,200	232		XOMA Corp (a)	1,601	7
Customers Bancorp Inc (a)	16,426	295				$4,333
Eagle Bancorp Inc (a)	380	12
First Financial Bankshares Inc	531	15		Building Materials - 2.51%
First NBC Bank Holding Co (a)	19,130	627		AAON Inc	624	11
Home BancShares Inc/AR	645	19		Apogee Enterprises Inc	18,526	737
Opus Bank (a)	27,308	836		Boise Cascade Co (a)	580	18
PacWest Bancorp	11,280	465		Drew Industries Inc	333	14
Square 1 Financial Inc (a)	17,838	343		Griffon Corp	190	2
				Headwaters Inc (a)	1,072	13
Talmer Bancorp Inc	30,259	419

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Building Materials (continued)				Commercial Services (continued)
Nortek Inc (a)	114	$9		Sotheby's	775	$28
Patrick Industries Inc (a)	188	8		SP Plus Corp (a)	326	6
Simpson Manufacturing Co Inc	77	2		Strayer Education Inc (a)	163	10
Trex Co Inc (a)	19,917	688		Team Health Holdings Inc (a)	1,037	60
		$1,502		Team Inc (a)	300	11
				TeleTech Holdings Inc (a)	205	5
Chemicals - 1.65%				TriNet Group Inc (a)	111	3
A Schulman Inc	154	6		TrueBlue Inc (a)	602	15
Balchem Corp	435	25		Vistaprint NV (a)	474	26
Chemtura Corp (a)	1,222	28
				Weight Watchers International Inc (a),(b)	577	16
Ferro Corp (a)	1,063	15
				WEX Inc (a)	564	62
Hawkins Inc	38	1		Xoom Corp (a)	444	10
HB Fuller Co	650	26				$2,511
Innophos Holdings Inc	187	10
Innospec Inc	115	4		Computers - 1.88%
Minerals Technologies Inc	217	13		Barracuda Networks Inc (a)	179	5
Oil-Dri Corp of America	27	1		Carbonite Inc (a)	400	4
OMNOVA Solutions Inc (a)	1,115	6		Cray Inc (a),(b)	522	14
PolyOne Corp	23,172	825		Electronics For Imaging Inc (a)	693	31
Quaker Chemical Corp	136	10		EPAM Systems Inc (a)	14,419	631
Rentech Inc (a)	5,318	9		FleetMatics Group PLC (a)	537	16
Sensient Technologies Corp	65	3		Icad Inc (a)	10,380	102
Zep Inc	202	3		iGate Corp (a)	543	20
		$985		j2 Global Inc	702	35
				LivePerson Inc (a)	784	10
Coal - 0.03%				Luxoft Holding Inc (a)	178	7
SunCoke Energy Inc (a)	721	16
				Manhattan Associates Inc (a)	1,134	38
				MTS Systems Corp	234	16
Commercial Services - 4.20%				NetScout Systems Inc (a)	525	24
Advisory Board Co/The (a)	455	21		Qualys Inc (a)	456	12
American Public Education Inc (a)	373	10		Quantum Corp (a)	2,026	2
ARC Document Solutions Inc (a)	8,250	67		RealD Inc (a)	935	9
Arrowhead Research Corp (a),(b)	672	10		Science Applications International Corp	603	27
Barrett Business Services Inc	166	7		Spansion Inc (a)	896	20
Bright Horizons Family Solutions Inc (a)	451	19		Super Micro Computer Inc (a)	514	15
Capella Education Co	164	10		Sykes Enterprises Inc (a)	79	2
Cardtronics Inc (a)	653	23		Synaptics Inc (a)	536	39
Cenveo Inc (a)	474	1		Syntel Inc (a)	224	20
Chemed Corp (b)	256	26		Unisys Corp (a)	443	10
Corporate Executive Board Co	438	26		Virtusa Corp (a)	373	13
CorVel Corp (a)	270	9		Vocera Communications Inc (a)	424	3
Deluxe Corp	379	21				$1,125
Electro Rent Corp	27	—
Euronet Worldwide Inc (a)	753	36		Consumer Products - 0.07%
				Helen of Troy Ltd (a)	250	13
EVERTEC Inc	946	21		Tumi Holdings Inc (a)	754	16
ExamWorks Group Inc (a)	512	17
ExlService Holdings Inc (a)	314	8		WD-40 Co	225	15
Forrester Research Inc	247	9				$44
Franklin Covey Co (a)	146	3		Cosmetics & Personal Care - 0.00%
Grand Canyon Education Inc (a)	698	29		Revlon Inc (a)	87	3
H&E Equipment Services Inc	19,265	776
Healthcare Services Group Inc	876	25
Heartland Payment Systems Inc	528	25		Distribution & Wholesale - 3.65%
Hill International Inc (a)	434	2		Core-Mark Holding Co Inc	72	4
				MWI Veterinary Supply Inc (a)	10,812	1,605
HMS Holdings Corp (a)	1,278	24
Huron Consulting Group Inc (a)	72	4		Pool Corp	676	36
Information Services Group Inc (a)	741	3		Watsco Inc	380	33
				WESCO International Inc (a)	6,470	506
Insperity Inc	357	10
K12 Inc (a)	335	5				$2,184
Kforce Inc	29,999	587		Diversified Financial Services - 2.06%
Korn/Ferry International (a)	8,914	222		Aircastle Ltd	445	7
Landauer Inc	225	8		Altisource Asset Management Corp (a)	14	9
Liberty Tax Inc (a),(b)	98	3		Altisource Portfolio Solutions SA (a)	190	19
LifeLock Inc (a)	1,183	17		BGC Partners Inc	1,082	8
MAXIMUS Inc	994	40		Blackhawk Network Holdings Inc (a),(b)	744	24
Medifast Inc (a)	311	10		Cohen & Steers Inc	311	12
Monro Muffler Brake Inc	454	22		Credit Acceptance Corp (a)	117	15
Multi-Color Corp	175	8		Diamond Hill Investment Group Inc	66	8
National Research Corp (a)	197	3		Ellie Mae Inc (a)	411	13
On Assignment Inc (a)	798	21		Encore Capital Group Inc (a)	223	10
PAREXEL International Corp (a)	828	52		Evercore Partners Inc - Class A	8,584	403
Performant Financial Corp (a)	650	5		Financial Engines Inc	654	22
Providence Service Corp/The (a)	251	12		GAMCO Investors Inc	149	10
RPX Corp (a)	106	2

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Diversified Financial Services (continued)				Entertainment - 1.44%
Greenhill & Co Inc	5,610	$261		Carmike Cinemas Inc (a)	292	$9
Higher One Holdings Inc (a)	743	2		Churchill Downs Inc	129	13
MarketAxess Holdings Inc	484	30		Eros International PLC (a)	160	2
Moelis & Co (b)	6,800	232		Multimedia Games Holding Co Inc (a)	14,265	514
Outerwall Inc (a),(b)	296	17		Pinnacle Entertainment Inc (a)	756	19
PennyMac Financial Services Inc (a)	183	3		Scientific Games Corp (a)	23,870	257
Portfolio Recovery Associates Inc (a)	807	42		Vail Resorts Inc	532	46
Pzena Investment Management Inc	269	3				$860
Silvercrest Asset Management Group Inc	129	2
Virtus Investment Partners Inc	91	16		Environmental Control - 0.10%
				Advanced Emissions Solutions Inc (a)	481	10
WageWorks Inc (a)	520	24
				Calgon Carbon Corp (a)	807	16
Westwood Holdings Group Inc	169	10
WisdomTree Investments Inc (a),(b)	1,394	16		MSA Safety Inc	362	18
World Acceptance Corp (a),(b)	182	12		Tetra Tech Inc	117	3
		$1,230		US Ecology Inc	296	14
						$61
Electric - 0.01%
EnerNOC Inc (a)	215	4		Food - 0.67%
				Annie's Inc (a),(b)	220	10
Ormat Technologies Inc	153	4
		$8		B&G Foods Inc	660	18
				Boulder Brands Inc (a)	722	10
Electrical Components & Equipment - 1.00%				Calavo Growers Inc	291	13
Acuity Brands Inc	3,680	433		Cal-Maine Foods Inc	221	20
Advanced Energy Industries Inc (a)	547	10		Fresh Market Inc/The (a)	611	21
Belden Inc	662	42		Inventure Foods Inc (a)	11,850	154
Encore Wire Corp	233	9		J&J Snack Foods Corp	217	20
EnerSys	165	10		Lancaster Colony Corp	166	14
Generac Holdings Inc (a)	1,010	41		Nutrisystem Inc	681	10
Insteel Industries Inc	383	8		Sanderson Farms Inc	283	25
Littelfuse Inc	296	25		Tootsie Roll Industries Inc	447	13
Universal Display Corp (a),(b)	597	20		TreeHouse Foods Inc (a)	321	26
		$598		United Natural Foods Inc (a)	738	45
						$399
Electronics - 2.78%
American Science & Engineering Inc	30	2		Forest Products & Paper - 0.13%
Applied Optoelectronics Inc (a)	13,557	218		Clearwater Paper Corp (a)	304	18
Badger Meter Inc	213	11		Deltic Timber Corp	142	9
Coherent Inc (a)	41	2		KapStone Paper and Packaging Corp (a)	1,258	35
FARO Technologies Inc (a)	16,549	840		Neenah Paper Inc	193	10
FEI Co	646	49		Schweitzer-Mauduit International Inc	105	5
Fluidigm Corp (a)	414	10				$77
InvenSense Inc (a),(b)	903	18
Measurement Specialties Inc (a)	237	20		Hand & Machine Tools - 0.04%
Mesa Laboratories Inc	64	4		Franklin Electric Co Inc	665	23
Methode Electronics Inc	11,002	406
Newport Corp (a)	544	9		Healthcare - Products - 4.62%
NVE Corp (a)	47	3		Abaxis Inc	4,802	243
OSI Systems Inc (a)	103	6		ABIOMED Inc (a),(b)	564	14
Plexus Corp (a)	265	10		Accelerate Diagnostics Inc (a),(b)	528	11
Rogers Corp (a)	116	6		Accuray Inc (a),(b)	1,770	13
Sparton Corp (a)	229	6		Affymetrix Inc (a)	411	3
Taser International Inc (a)	698	11		AtriCure Inc (a)	11,403	167
Viasystems Group Inc (a)	5	—		Atrion Corp	36	11
Watts Water Technologies Inc	49	3		BioTelemetry Inc (a)	354	2
Woodward Inc	651	31		Cantel Medical Corp	477	16
		$1,665		Cardiovascular Systems Inc (a)	379	9
				Cepheid (a),(b)	13,708	604
Energy - Alternate Sources - 0.26%				Cyberonics Inc (a)	402	21
Enphase Energy Inc (a)	7,250	109
				Cynosure Inc (a)	156	3
FutureFuel Corp	123	1		DexCom Inc (a)	1,107	44
Green Plains Inc	477	18		Endologix Inc (a)	913	10
Pattern Energy Group Inc	568	18		GenMark Diagnostics Inc (a)	960	9
REX American Resources Corp (a)	113	8
				Genomic Health Inc (a),(b)	377	11
		$154		Globus Medical Inc (a)	947	19
Engineering & Construction - 1.21%				Haemonetics Corp (a)	102	4
Aegion Corp (a)	107	2		HeartWare International Inc (a)	239	19
Argan Inc	111	4		Inogen Inc (a)	13,009	268
Comfort Systems USA Inc	226	3		Insulet Corp (a),(b)	818	30
Dycom Industries Inc (a)	444	13		Integra LifeSciences Holdings Corp (a)	232	11
Exponent Inc	194	14		K2M Group Holdings Inc (a),(b)	19,143	276
MasTec Inc (a)	981	30		LDR Holding Corp (a),(b)	14,420	449
Mistras Group Inc (a)	378	8		Luminex Corp (a)	542	11
Tutor Perini Corp (a)	24,580	649		Masimo Corp (a)	710	15
		$723		Merge Healthcare Inc (a)	1,545	3

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Insurance (continued)
Meridian Bioscience Inc	603	$11		Federated National Holding Co	289	$8
MiMedx Group Inc (a)	1,376	10		HCI Group Inc	142	5
NanoString Technologies Inc (a)	18,791	205		Heritage Insurance Holdings Inc (a)	156	2
Natus Medical Inc (a)	474	14		Infinity Property & Casualty Corp	95	6
Navidea Biopharmaceuticals Inc (a)	2,421	3		Maiden Holdings Ltd	153	2
NuVasive Inc (a)	561	20		MGIC Investment Corp (a)	1,790	14
NxStage Medical Inc (a)	884	12		Radian Group Inc	869	13
Quidel Corp (a)	422	11		United Insurance Holdings Corp	344	5
Spectranetics Corp/The (a)	587	16		Universal Insurance Holdings Inc	667	9
STERIS Corp	859	46				$871
SurModics Inc (a)	52	1
Tandem Diabetes Care Inc (a)	190	2		Internet - 2.42%
				Borderfree Inc (a)	123	2
Thoratec Corp (a)	835	22
				BroadSoft Inc (a)	413	9
Utah Medical Products Inc	77	4		ChannelAdvisor Corp (a)	7,020	115
Vascular Solutions Inc (a)	390	10
				Chegg Inc (a),(b)	31,220	195
Volcano Corp (a)	1,182	13
West Pharmaceutical Services Inc	1,044	47		Cogent Communications Holdings Inc	673	23
				comScore Inc (a)	519	19
Wright Medical Group Inc (a)	337	10
				Constant Contact Inc (a)	447	12
Zeltiq Aesthetics Inc (a)	433	10
				Conversant Inc (a)	972	33
		$2,763		Dice Holdings Inc (a)	283	2
Healthcare - Services - 2.75%				ePlus Inc (a)	4	—
Acadia Healthcare Co Inc (a)	23,512	1,141		Global Sources Ltd (a)	55	—
Addus HomeCare Corp (a)	13	—		GrubHub Inc (a)	202	7
Air Methods Corp (a)	566	31		HealthStream Inc (a)	477	11
Alliance HealthCare Services Inc (a)	45	1		HomeAway Inc (a)	22,765	808
Amsurg Corp (a)	208	10		Lionbridge Technologies Inc (a)	1,294	6
Bio-Reference Laboratories Inc (a)	357	10		magicJack VocalTec Ltd (a)	295	3
Capital Senior Living Corp (a)	670	14		Marketo Inc (a),(b)	369	12
Ensign Group Inc/The	428	15		NIC Inc	944	16
Gentiva Health Services Inc (a)	742	12		Orbitz Worldwide Inc (a)	568	4
HealthSouth Corp	966	36		Perficient Inc (a)	510	8
Healthways Inc (a)	372	6		Q2 Holdings Inc (a)	204	3
IPC The Hospitalist Co Inc (a)	243	11		Reis Inc	12	—
Molina Healthcare Inc (a)	446	19		Sapient Corp (a)	1,693	24
RadNet Inc (a)	699	5		Shutterfly Inc (a)	299	15
Select Medical Holdings Corp	1,063	13		Shutterstock Inc (a),(b)	218	16
Skilled Healthcare Group Inc (a)	437	3		SPS Commerce Inc (a)	233	12
Surgical Care Affiliates Inc (a)	269	7		Stamps.com Inc (a)	325	10
US Physical Therapy Inc	286	10		Trulia Inc (a),(b)	502	25
WellCare Health Plans Inc (a)	5,005	302		Unwired Planet Inc (a)	2,259	4
		$1,646		VASCO Data Security International Inc (a)	666	13
				Web.com Group Inc (a)	744	15
Holding Companies - Diversified - 1.35%				WebMD Health Corp (a)	557	23
FCB Financial Holdings Inc (a)	22,480	511
				Zix Corp (a)	1,469	5
Harbinger Group Inc (a)	800	10
Horizon Pharma PLC (a),(b)	23,603	290				$1,450
		$811		Iron & Steel - 0.00%
				Shiloh Industries Inc (a)	177	3
Home Builders - 0.07%
Cavco Industries Inc (a)	204	14
KB Home (b)	926	14		Leisure Products & Services - 1.60%
LGI Homes Inc (a)	127	2		Black Diamond Inc (a)	26,007	197
William Lyon Homes (a)	49	1		Brunswick Corp/DE	11,512	485
Winnebago Industries Inc (a)	408	9		Diamond Resorts International Inc (a)	527	12
		$40		Fox Factory Holding Corp (a)	253	4
				Interval Leisure Group Inc	707	13
Home Furnishings - 0.12%				Life Time Fitness Inc (a)	52	3
American Woodmark Corp (a)	283	10		Malibu Boats Inc (a)	12,803	237
Daktronics Inc	602	7		Nautilus Inc (a)	433	5
DTS Inc/CA (a)	108	3
iRobot Corp (a),(b)	410	12				$956
La-Z-Boy Inc	656	13		Lodging - 0.04%
Select Comfort Corp (a)	798	17		Boyd Gaming Corp (a)	789	8
Universal Electronics Inc (a)	234	12		La Quinta Holdings Inc (a)	724	14
		$74				$22

Housewares - 0.02%				Machinery - Construction & Mining - 0.02%
Libbey Inc (a)	497	13		Hyster-Yale Materials Handling Inc	155	11

Insurance - 1.46%				Machinery - Diversified - 1.02%
AmTrust Financial Services Inc	19,665	783		Adept Technology Inc (a),(b)	13,070	110
Atlas Financial Holdings Inc (a)	243	3		Altra Industrial Motion Corp	399	12
Employers Holdings Inc	512	10		Applied Industrial Technologies Inc	223	10
Essent Group Ltd (a)	529	11		Chart Industries Inc (a)	457	28

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Machinery - Diversified (continued)				Oil & Gas - 2.69%
Cognex Corp (a)	1,328	$54		Abraxas Petroleum Corp (a)	1,949	$10
Columbus McKinnon Corp/NY	65	1		Adams Resources & Energy Inc	2	—
DXP Enterprises Inc (a)	190	14		Alon USA Energy Inc	170	3
Gorman-Rupp Co/The	434	13		Apco Oil and Gas International Inc (a)	33	—
Kadant Inc	35	1		Approach Resources Inc (a),(b)	462	7
Lindsay Corp (b)	160	12		Bonanza Creek Energy Inc (a)	495	28
Manitex International Inc (a)	327	4		Carrizo Oil & Gas Inc (a)	674	36
Tennant Co	5,154	345		Clayton Williams Energy Inc (a)	136	13
Twin Disc Inc	135	4		Delek US Holdings Inc	458	15
		$608		Diamondback Energy Inc (a)	6,596	493
				Gastar Exploration Inc (a)	1,315	8
Media - 0.10%				Jones Energy Inc (a)	257	5
Crown Media Holdings Inc (a)	651	2
				Kodiak Oil & Gas Corp (a)	4,039	55
Cumulus Media Inc (a)	2,259	9
				Magnum Hunter Resources Corp (a)	54,693	305
Entravision Communications Corp	1,262	5		Magnum Hunter Resources Corp - Warrants	11,865	—
Martha Stewart Living Omnimedia Inc (a)	510	2
				(a),(c),(d)
Nexstar Broadcasting Group Inc (b)	376	15
				Matador Resources Co (a)	624	16
Saga Communications Inc	31	1		North Atlantic Drilling Ltd	448	3
Sinclair Broadcast Group Inc (b)	1,028	27
				Panhandle Oil and Gas Inc	153	9
		$61		Parsley Energy Inc (a)	641	14
Metal Fabrication & Hardware - 1.23%				Penn Virginia Corp (a)	34,695	441
CIRCOR International Inc	233	16		PetroQuest Energy Inc (a)	1,264	7
Furmanite Corp (a)	868	6		Rex Energy Corp (a)	725	9
Global Brass & Copper Holdings Inc	439	6		Rosetta Resources Inc (a)	178	8
Mueller Industries Inc	544	16		RSP Permian Inc (a)	140	4
Mueller Water Products Inc - Class A	2,389	20		Sanchez Energy Corp (a)	1,947	51
NN Inc	6,803	182		Synergy Resources Corp (a)	988	12
Omega Flex Inc	65	1		TransAtlantic Petroleum Ltd (a)	269	2
RBC Bearings Inc	340	19		Trecora Resources (a)	431	5
Rexnord Corp (a)	1,102	31		Triangle Petroleum Corp (a)	962	11
Sun Hydraulics Corp	317	12		Vertex Energy Inc (a)	267	2
TimkenSteel Corp	8,570	398		W&T Offshore Inc	302	3
Worthington Industries Inc	776	29		Western Refining Inc	788	33
		$736				$1,608

Mining - 1.18%				Oil & Gas Services - 0.54%
Globe Specialty Metals Inc	951	17		Basic Energy Services Inc (a)	479	10
Gold Resource Corp	870	5		C&J Energy Services Inc (a)	594	18
Materion Corp	184	6		CARBO Ceramics Inc (b)	292	17
Stillwater Mining Co (a)	1,672	25		Flotek Industries Inc (a)	781	20
United States Lime & Minerals Inc	42	2		Forum Energy Technologies Inc (a)	6,902	211
US Silica Holdings Inc	10,410	651		Gulf Island Fabrication Inc	124	2
				Matrix Service Co (a)	391	10
		$706
				Pioneer Energy Services Corp (a)	1,041	15
Miscellaneous Manufacturing - 0.94%				Profire Energy Inc (a)	340	2
American Railcar Industries Inc	132	10		Tesco Corp	70	1
AZZ Inc	377	16		Thermon Group Holdings Inc (a)	476	12
Blount International Inc (a)	733	11		Willbros Group Inc (a)	905	8
Chase Corp	137	4				$326
CLARCOR Inc	617	39
EnPro Industries Inc (a)	295	18		Packaging & Containers - 0.13%
GP Strategies Corp (a)	231	7		Berry Plastics Group Inc (a)	750	19
Harsco Corp	1,211	26		Graphic Packaging Holding Co (a)	4,866	60
Hillenbrand Inc	924	28				$79
John Bean Technologies Corp	427	12		Pharmaceuticals - 4.45%
Koppers Holdings Inc	303	10		ACADIA Pharmaceuticals Inc (a)	935	23
Lydall Inc (a)	332	9
				Achaogen Inc (a)	158	1
Park-Ohio Holdings Corp	205	10		Actinium Pharmaceuticals Inc (a)	449	3
Polypore International Inc (a)	585	23
				Adamas Pharmaceuticals Inc (a)	8,619	161
Proto Labs Inc (a)	3,977	274
				Agios Pharmaceuticals Inc (a),(b)	313	19
Raven Industries Inc	543	13		Akebia Therapeutics Inc (a),(b)	181	4
Smith & Wesson Holding Corp (a),(b)	1,270	12
				Akorn Inc (a)	898	33
Standex International Corp	134	10		Alimera Sciences Inc (a)	515	3
Sturm Ruger & Co Inc (b)	281	14
				Ampio Pharmaceuticals Inc (a),(b)	943	3
TriMas Corp (a)	588	14
				Anacor Pharmaceuticals Inc (a)	271	7
		$560		Anika Therapeutics Inc (a)	332	12
Office Furnishings - 0.45%				Auspex Pharmaceuticals Inc (a)	5,080	130
Herman Miller Inc	751	23		Auxilium Pharmaceuticals Inc (a)	718	21
HNI Corp	636	23		Avanir Pharmaceuticals Inc (a)	2,217	26
Interface Inc	888	14		BioDelivery Sciences International Inc (a)	624	11
Knoll Inc	11,063	191		BioSpecifics Technologies Corp (a)	82	3
Steelcase Inc	1,214	20		Cara Therapeutics Inc (a),(b)	123	1
				Cempra Inc (a)	527	6
		$271

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Pharmaceuticals (continued)				REITS (continued)
Chimerix Inc (a),(b)	349	$10		CoreSite Realty Corp	265	$9
Clovis Oncology Inc (a),(b)	355	16		DuPont Fabros Technology Inc	461	12
Corcept Therapeutics Inc (a),(b)	1,262	3		EastGroup Properties Inc	469	28
Cytori Therapeutics Inc (a),(b)	1,038	1		Empire State Realty Trust Inc	1,163	17
Depomed Inc (a)	31,883	485		Glimcher Realty Trust	1,662	23
Dyax Corp (a)	1,961	20		National Health Investors Inc	530	30
Enanta Pharmaceuticals Inc (a)	234	9		Potlatch Corp	610	25
Furiex Pharmaceuticals Inc - Rights (a),(c),(d)	104	1		PS Business Parks Inc	158	12
Galectin Therapeutics Inc (a),(b)	416	2		Ryman Hospitality Properties Inc	358	17
Heron Therapeutics Inc (a)	14,311	119		Sabra Health Care REIT Inc	713	17
Hyperion Therapeutics Inc (a)	250	6		Saul Centers Inc	185	9
IGI Laboratories Inc (a)	739	7		Sovran Self Storage Inc	453	34
Impax Laboratories Inc (a)	307	7		Strategic Hotels & Resorts Inc (a)	2,851	33
Insys Therapeutics Inc (a),(b)	226	9		Sun Communities Inc	617	31
Intra-Cellular Therapies Inc (a),(b)	395	5		Universal Health Realty Income Trust	274	11
Ironwood Pharmaceuticals Inc (a)	1,723	22		Urstadt Biddle Properties Inc	442	9
Keryx Biopharmaceuticals Inc (a),(b)	1,308	18				$334
Kindred Biosciences Inc (a),(b)	242	2
Lannett Co Inc (a)	371	17		Retail - 7.07%
				ANN Inc (a)	685	28
Liberator Medical Holdings Inc	714	2		Asbury Automotive Group Inc (a)	450	29
MannKind Corp (a),(b)	3,370	20
				BJ's Restaurants Inc (a)	132	5
Marinus Pharmaceuticals Inc (a),(b)	7,190	47
				Bloomin' Brands Inc (a)	1,136	21
Nektar Therapeutics (a)	1,035	13
				Bravo Brio Restaurant Group Inc (a)	397	5
Neogen Corp (a)	522	21
Neurocrine Biosciences Inc (a)	15,875	249		Brown Shoe Co Inc	478	13
Northwest Biotherapeutics Inc (a),(b)	806	4		Buckle Inc/The	406	18
				Buffalo Wild Wings Inc (a)	283	38
Ohr Pharmaceutical Inc (a),(b)	487	4
				Build-A-Bear Workshop Inc (a)	200	3
Ophthotech Corp (a),(b)	320	12
				Burlington Stores Inc (a)	376	15
OPKO Health Inc (a),(b)	2,842	24
Orexigen Therapeutics Inc (a),(b)	2,832	12		Casey's General Stores Inc	556	40
Osiris Therapeutics Inc (a),(b)	394	5		Cato Corp/The	130	4
Pacira Pharmaceuticals Inc/DE (a)	526	51		Cheesecake Factory Inc/The	774	35
				Christopher & Banks Corp (a)	41,674	412
Pain Therapeutics Inc (a)	863	3
				Chuy's Holdings Inc (a)	13,983	439
Pernix Therapeutics Holdings Inc (a)	753	6
				Conn's Inc (a),(b)	351	11
Phibro Animal Health Corp	332	7
Portola Pharmaceuticals Inc (a)	14,013	354		Cracker Barrel Old Country Store Inc	267	28
				Del Frisco's Restaurant Group Inc (a)	545	10
POZEN Inc (a)	618	5
				Denny's Corp (a)	1,683	12
Prestige Brands Holdings Inc (a)	744	24
Raptor Pharmaceutical Corp (a),(b)	811	8		Destination Maternity Corp	43	1
Receptos Inc (a)	241	15		DineEquity Inc	148	12
				Diversified Restaurant Holdings Inc (a)	16,175	80
Revance Therapeutics Inc (a)	122	2
Sagent Pharmaceuticals Inc (a)	445	14		Einstein Noah Restaurant Group Inc	212	4
				Express Inc (a)	114	2
Sarepta Therapeutics Inc (a),(b)	12,595	265
				Famous Dave's of America Inc (a)	106	3
SciClone Pharmaceuticals Inc (a)	936	6
				Fiesta Restaurant Group Inc (a)	394	20
Sucampo Pharmaceuticals Inc (a)	324	2
Supernus Pharmaceuticals Inc (a)	675	6		Finish Line Inc/The	274	7
				First Cash Financial Services Inc (a)	488	27
Synutra International Inc (a)	370	2
				Five Below Inc (a)	7,659	303
TG Therapeutics Inc (a),(b)	543	6
				Francesca's Holdings Corp (a)	955	13
Threshold Pharmaceuticals Inc (a)	1,116	4
				Genesco Inc (a)	48	4
USANA Health Sciences Inc (a),(b)	142	11
				Hibbett Sports Inc (a)	377	16
Vanda Pharmaceuticals Inc (a),(b)	791	8
Vivus Inc (a),(b)	2,386	9		HSN Inc	491	30
Xencor Inc (a)	339	3		Jack in the Box Inc	13,227	902
				Jamba Inc (a)	396	6
Zogenix Inc (a)	2,340	3
				Kate Spade & Co (a)	8,100	212
ZS Pharma Inc (a),(b)	5,320	209
				Kirkland's Inc (a)	198	3
		$2,662		Krispy Kreme Doughnuts Inc (a)	950	16
Pipelines - 1.17%				Lithia Motors Inc	335	25
Primoris Services Corp	24,319	652		Lumber Liquidators Holdings Inc (a),(b)	349	20
SemGroup Corp	560	47		MarineMax Inc (a)	23,767	400
		$699		Mattress Firm Holding Corp (a),(b)	221	13
				Men's Wearhouse Inc	562	27
Private Equity - 0.57%				Movado Group Inc	187	6
GSV Capital Corp (a),(b)	34,279	343
				Papa John's International Inc	465	19
				Pier 1 Imports Inc	1,408	17
Real Estate - 0.06%				Popeyes Louisiana Kitchen Inc (a)	346	14
HFF Inc	552	16		PriceSmart Inc	267	23
Marcus & Millichap Inc (a)	185	5		Red Robin Gourmet Burgers Inc (a)	9,919	564
St Joe Co/The (a)	746	15		Restoration Hardware Holdings Inc (a),(b)	464	37
		$36		Rush Enterprises Inc - Class A (a)	428	14
				Ruth's Hospitality Group Inc	523	6
REITS - 0.56%				Sonic Corp	648	15
Alexander's Inc	29	11		Texas Roadhouse Inc	1,026	29
American Assets Trust Inc	171	6		Tilly's Inc (a)	17,975	135

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Software (continued)
Tuesday Morning Corp (a)	458	$9		Park City Group Inc (a)	221	$2
Vera Bradley Inc (a)	512	11		PDF Solutions Inc (a)	13,175	166
Vitamin Shoppe Inc (a)	201	9		Pegasystems Inc	507	10
Zumiez Inc (a)	373	10		Proofpoint Inc (a)	21,934	815
		$4,230		QAD Inc	124	2
				Qlik Technologies Inc (a)	24,962	675
Savings & Loans - 0.41%				Quality Systems Inc	719	10
B of I Holding Inc (a)	219	16
				RealPage Inc (a),(b)	743	12
Investors Bancorp Inc	999	10		SS&C Technologies Holdings Inc (a)	1,006	44
Meridian Bancorp Inc (a)	468	5
				Synchronoss Technologies Inc (a)	508	23
Pacific Premier Bancorp Inc (a)	15,297	215
				SYNNEX Corp	70	5
United Financial Bancorp Inc	190	2		Take-Two Interactive Software Inc (a)	173	4
		$248		Tyler Technologies Inc (a)	487	43
Semiconductors - 4.25%				Ultimate Software Group Inc/The (a)	4,802	679
Ambarella Inc (a)	439	19		Verint Systems Inc (a)	835	46
Amkor Technology Inc (a)	1,004	8				$4,751
Cabot Microelectronics Corp (a)	301	13
Cavium Inc (a)	9,300	462		Storage & Warehousing - 0.01%
				Wesco Aircraft Holdings Inc (a)	210	4
Cirrus Logic Inc (a)	418	9
Cypress Semiconductor Corp (a)	2,024	20
Diodes Inc (a)	574	14		Telecommunications - 2.22%
Entegris Inc (a)	1,146	13		8x8 Inc (a)	46,503	310
GT Advanced Technologies Inc (a),(b)	1,733	19		ADTRAN Inc	440	9
Inphi Corp (a)	24,267	349		Alliance Fiber Optic Products Inc (b)	273	3
Integrated Device Technology Inc (a)	1,499	24		Anixter International Inc	181	15
IPG Photonics Corp (a)	8,352	574		Aruba Networks Inc (a)	1,370	30
Lattice Semiconductor Corp (a)	1,752	13		CalAmp Corp (a)	10,966	193
MaxLinear Inc (a)	643	4		Ciena Corp (a)	1,334	22
Micrel Inc	1,037	12		Cincinnati Bell Inc (a)	1,594	5
Microsemi Corp (a)	26,375	670		Clearfield Inc (a)	258	3
Monolithic Power Systems Inc	575	25		Consolidated Communications Holdings Inc	571	14
Pixelworks Inc (a),(b)	21,970	142		Enventis Corp	321	6
Power Integrations Inc	451	24		FairPoint Communications Inc (a),(b)	420	6
Rambus Inc (a)	1,739	22		Finisar Corp (a)	1,349	22
Semtech Corp (a)	1,017	28		General Communication Inc (a)	745	8
Silicon Image Inc (a)	912	5		Gogo Inc (a),(b)	710	12
Silicon Laboratories Inc (a)	443	18		GTT Communications Inc (a)	319	4
Tessera Technologies Inc	478	13		Harmonic Inc (a)	294	2
TriQuint Semiconductor Inc (a)	2,175	42		IDT Corp - Class B	341	6
Ultra Clean Holdings Inc (a)	211	2		Infinera Corp (a)	1,406	15
		$2,544		Inteliquent Inc	734	9
				Intelsat SA (a)	160	3
Software - 7.94%				InterDigital Inc/PA	520	21
ACI Worldwide Inc (a)	1,737	33		Ixia (a)	150	1
Advent Software Inc	739	23		KVH Industries Inc (a)	310	4
American Software Inc/Georgia	568	5		Leap Wireless International Inc - Rights (a),(c),(d)	282	1
Aspen Technology Inc (a)	1,360	51		LogMeIn Inc (a)	354	16
AVG Technologies NV (a)	803	13		Loral Space & Communications Inc (a)	195	14
Blackbaud Inc	663	26		Lumos Networks Corp	366	6
Bottomline Technologies de Inc (a)	486	13		NeuStar Inc (a),(b)	820	20
Callidus Software Inc (a)	957	12
				NTELOS Holdings Corp	174	2
CommVault Systems Inc (a)	689	35		Orbcomm Inc (a)	36,580	210
Computer Programs & Systems Inc	160	9		Plantronics Inc	591	28
Cornerstone OnDemand Inc (a),(b)	675	23		Polycom Inc (a)	937	12
CSG Systems International Inc	319	8		Premiere Global Services Inc (a)	225	3
Cvent Inc (a),(b)	414	11		RF Micro Devices Inc (a)	4,377	51
Dealertrack Technologies Inc (a)	656	29		RigNet Inc (a)	275	11
Demandware Inc (a)	431	22		Ruckus Wireless Inc (a)	833	11
Envestnet Inc (a)	489	22
				Shenandoah Telecommunications Co	513	13
Everyday Health Inc (a)	12,337	172		ShoreTel Inc (a)	1,443	10
Fair Isaac Corp	471	26		Sonus Networks Inc (a)	3,120	11
Glu Mobile Inc (a),(b)	99,778	516
				Tessco Technologies Inc	8	—
Guidewire Software Inc (a)	6,786	301		Ubiquiti Networks Inc (b)	442	17
Imperva Inc (a)	18,271	525		ViaSat Inc (a),(b)	536	30
inContact Inc (a)	1,268	11		Vonage Holdings Corp (a)	38,120	125
Interactive Intelligence Group Inc (a)	225	9
Kofax Ltd (a)	1,725	13		West Corp	459	14
MedAssets Inc (a)	888	18				$1,328
Medidata Solutions Inc (a)	805	36		Textiles - 0.00%
MicroStrategy Inc (a)	1,670	219		Culp Inc	27	1
Monotype Imaging Holdings Inc	555	16
Omnicell Inc (a)	541	15
OPOWER Inc (a),(b)	160	3		Transportation - 1.25%
				ArcBest Corp	351	13

See accompanying notes.

		Schedule of Investments
		SmallCap Growth Account II
		September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Transportation (continued)
Forward Air Corp	447	$20
GasLog Ltd	182	4
Heartland Express Inc	811	19
HUB Group Inc (a)	539	22
Knight Transportation Inc	870	24
Marten Transport Ltd	223	4
Matson Inc	336	8
PHI Inc (a)	17	1
Roadrunner Transportation Systems Inc (a)	25,603	583
Saia Inc (a)	362	18
Swift Transportation Co (a)	1,102	23
Universal Truckload Services Inc	126	3
Werner Enterprises Inc	216	6
		$748

Trucking & Leasing - 0.05%
General Finance Corp (a)	251	2
Greenbrier Cos Inc/The (b)	404	30
		$32

Water - 0.01%
American States Water Co	76	2
SJW Corp	72	2
		$4
TOTAL COMMON STOCKS		$57,665
INVESTMENT COMPANIES - 11.92%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 11.92%
BlackRock Liquidity Funds TempFund	1,287,494	1,287
Portfolio
Goldman Sachs Financial Square Funds -	5,374,408	5,374
Government Fund (e)
Goldman Sachs Financial Square Funds -	428,524	429
Money Market Fund
JP Morgan Prime Money Market Fund	40,747	41
		$7,131
TOTAL INVESTMENT COMPANIES		$7,131
Total Investments		$64,796
Liabilities in Excess of Other Assets, Net -	(8.28)%	$(4,953)
TOTAL NET ASSETS - 100.00%		$59,843

(a) Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c) Security is Illiquid
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$2 or 0.00% of net assets.
(e)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.15%
Consumer, Cyclical		17.85%
Technology		14.07%
Financial		13.31%
Industrial		13.22%
Exchange Traded Funds		11.92%
Communications		4.74%
Energy		4.69%
Basic Materials		2.96%
Diversified		1.35%
Utilities		0.02%
Liabilities in Excess of Other Assets, Net		(8.28)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
September 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2014	Long	15	$1,743	$1,645	$(98)
Total					$(98)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2014 (unaudited)

COMMON STOCKS - 92.31%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.02%				Banks (continued)
Harte-Hanks Inc	1,798	$11		Cathay General Bancorp	6,299	$156
MDC Partners Inc	661	13		Century Bancorp Inc/MA	128	4
		$24		Chemical Financial Corp	2,528	68
				Citizens & Northern Corp	1,800	34
Aerospace & Defense - 1.37%				City Holding Co	3,890	163
AAR Corp	14,768	356		CNB Financial Corp/PA	549	9
Cubic Corp	450	21		CoBiz Financial Inc	1,308	15
Curtiss-Wright Corp	3,158	209		Columbia Banking System Inc	3,049	75
Ducommun Inc (a)	241	7
				Community Bank System Inc	1,001	34
Esterline Technologies Corp (a)	787	88
				Community Trust Bancorp Inc	3,880	130
Kaman Corp	318	12		CommunityOne Bancorp (a)	2,900	26
Kratos Defense & Security Solutions Inc (a)	1,606	11
				ConnectOne Bancorp Inc	3,124	60
Moog Inc (a)	1,987	136		CU Bancorp (a)	372	7
National Presto Industries Inc (b)	177	11		Customers Bancorp Inc (a)	15,802	284
Orbital Sciences Corp (a)	1,489	41
				CVB Financial Corp	24,190	347
Teledyne Technologies Inc (a)	696	65
				East West Bancorp Inc	3,635	124
Triumph Group Inc	6,800	442		Enterprise Bancorp Inc/MA	274	5
		$1,399		Enterprise Financial Services Corp	7,829	131
Agriculture - 0.27%				Fidelity Southern Corp	7,328	101
Alliance One International Inc (a)	3,353	7		Financial Institutions Inc	4,214	95
Andersons Inc/The	3,677	231		First Bancorp Inc/ME	328	5
				First BanCorp/Puerto Rico (a)	11,729	56
Universal Corp/VA	587	26
Vector Group Ltd (b)	655	14		First Bancorp/Troy NC	2,148	34
		$278		First Busey Corp	11,754	65
				First Business Financial Services Inc	1,041	46
Airlines - 0.84%				First Citizens BancShares Inc/NC	580	126
Hawaiian Holdings Inc (a)	32,000	430		First Commonwealth Financial Corp	31,275	263
JetBlue Airways Corp (a)	5,128	54		First Community Bancshares Inc/VA	6,060	86
Republic Airways Holdings Inc (a)	26,716	297		First Connecticut Bancorp Inc/Farmington CT	662	10
SkyWest Inc	9,605	75		First Financial Bancorp	7,121	112
		$856		First Financial Bankshares Inc	602	17
				First Financial Corp/IN	1,611	50
Apparel - 0.38%				First Interstate BancSystem Inc	12,765	339
Columbia Sportswear Co	322	11		First Merchants Corp	9,192	186
Crocs Inc (a)	1,594	20
Iconix Brand Group Inc (a)	8,326	308		First Midwest Bancorp Inc/IL	9,250	149
				First NBC Bank Holding Co (a)	6,936	228
Perry Ellis International Inc (a)	443	9
Skechers U.S.A. Inc (a)	245	13		First of Long Island Corp/The	1,108	39
Unifi Inc (a)	567	15		FirstMerit Corp	52,740	928
				FNB Corp/PA	3,940	47
Weyco Group Inc	226	6		Franklin Financial Corp/VA (a)	361	7
		$382		German American Bancorp Inc	1,269	33
Automobile Parts & Equipment - 1.24%				Glacier Bancorp Inc	1,840	48
Cooper Tire & Rubber Co	26,089	749		Great Southern Bancorp Inc	2,679	81
Cooper-Standard Holding Inc (a),(b)	312	19		Hampton Roads Bankshares Inc (a)	4,300	7
Dana Holding Corp	12,204	233		Hancock Holding Co	1,997	64
Federal-Mogul Holdings Corp (a)	1,074	16		Hanmi Financial Corp	34,983	705
Meritor Inc (a)	11,312	123		Heartland Financial USA Inc	565	13
Miller Industries Inc/TN	396	7		Horizon Bancorp/IN	3,026	70
Modine Manufacturing Co (a)	1,243	15		Iberiabank Corp	2,443	152
Remy International Inc	2,826	58		Independent Bank Corp/MI	842	10
Spartan Motors Inc	1,282	6		Independent Bank Corp/Rockland MA	3,915	139
Standard Motor Products Inc	286	10		International Bancshares Corp	1,351	33
Superior Industries International Inc	880	15		Lakeland Bancorp Inc	1,401	14
Titan International Inc	920	11		Lakeland Financial Corp	394	15
		$1,262		MainSource Financial Group Inc	6,155	106
				MB Financial Inc	2,934	81
Banks - 12.49%				Mercantile Bank Corp	647	12
1st Source Corp	1,581	45		Merchants Bancshares Inc/VT	189	5
American National Bankshares Inc	291	7		Metro Bancorp Inc (a)	528	13
Ameris Bancorp	5,092	112		MidSouth Bancorp Inc	314	6
Ames National Corp	347	8		MidWestOne Financial Group Inc	251	6
Arrow Financial Corp	414	10		National Bankshares Inc (b)	254	7
BancorpSouth Inc	2,373	48		National Penn Bancshares Inc	11,420	111
Bank of Kentucky Financial Corp/The	1,018	47		NBT Bancorp Inc	9,091	205
Bank of Marin Bancorp	1,100	50		Northrim BanCorp Inc	239	6
Banner Corp	2,792	107		OFG Bancorp	15,015	225
BBCN Bancorp Inc	6,398	93		Old National Bancorp/IN	2,527	33
BNC Bancorp	2,043	32		Opus Bank (a)	187	6
Boston Private Financial Holdings Inc	5,519	68		Pacific Continental Corp	673	9
Bryn Mawr Bank Corp	508	14		PacWest Bancorp	2,900	120
Camden National Corp	286	10		Park National Corp (b)	281	21
Capital Bank Financial Corp (a)	528	13		Park Sterling Corp	7,130	47
Capital City Bank Group Inc	474	6		Peapack Gladstone Financial Corp	448	8
Cardinal Financial Corp	709	12
See accompanying notes.				166

Schedule of Investments
SmallCap Value Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Building Materials (continued)
Penns Woods Bancorp Inc	170	$7		Quanex Building Products Corp	805	$15
Peoples Bancorp Inc/OH	3,562	84		Simpson Manufacturing Co Inc	921	27
Peoples Financial Services Corp (b)	5,800	267		Universal Forest Products Inc	500	21
Pinnacle Financial Partners Inc	16,544	597				$200
Preferred Bank/Los Angeles CA	8,041	181
PrivateBancorp Inc	23,438	701		Chemicals - 1.38%
Prosperity Bancshares Inc	1,663	95		A Schulman Inc	7,365	266
Renasant Corp	771	21		Axiall Corp	8,634	309
Republic Bancorp Inc/KY	2,104	50		Hawkins Inc	822	30
S&T Bancorp Inc	739	17		Innophos Holdings Inc	227	13
Sandy Spring Bancorp Inc	632	14		Innospec Inc	1,387	50
				Intrepid Potash Inc (a),(b)	1,408	22
Sierra Bancorp	3,358	57
Simmons First National Corp	1,711	66		KMG Chemicals Inc	353	6
				Kraton Performance Polymers Inc (a)	1,532	27
South State Corp	2,040	114
Southside Bancshares Inc (b)	465	15		Kronos Worldwide Inc	2,100	29
				Landec Corp (a)	977	12
Southwest Bancorp Inc	15,053	247
State Bank Financial Corp	795	13		Minerals Technologies Inc	6,529	403
Stock Yards Bancorp Inc	1,724	52		Oil-Dri Corp of America	137	4
Suffolk Bancorp	416	8		Olin Corp	1,995	50
Susquehanna Bancshares Inc	14,331	144		OM Group Inc	764	20
Talmer Bancorp Inc	643	9		Quaker Chemical Corp	146	10
Texas Capital Bancshares Inc (a)	583	34		Sensient Technologies Corp	980	51
Tompkins Financial Corp	1,465	64		Tronox Ltd	1,284	33
Towne Bank/Portsmouth VA	992	13		Zep Inc	5,000	70
TriState Capital Holdings Inc (a)	5,900	54				$1,405
TrustCo Bank Corp NY	2,280	15		Coal - 0.07%
Trustmark Corp	4,301	99		Alpha Natural Resources Inc (a),(b)	4,711	12
UMB Financial Corp	8,294	452		Arch Coal Inc	4,547	10
Umpqua Holdings Corp	3,973	65		Cloud Peak Energy Inc (a)	1,552	19
Union Bankshares Corp	3,495	81		Hallador Energy Co	244	3
United Bankshares Inc/WV	1,647	51		SunCoke Energy Inc (a)	779	17
United Community Banks Inc/GA	1,192	20		Westmoreland Coal Co (a)	321	12
Univest Corp of Pennsylvania	625	12				$73
Valley National Bancorp (b)	4,869	47
ViewPoint Financial Group Inc	869	21		Commercial Services - 4.38%
Walker & Dunlop Inc (a)	623	8		ABM Industries Inc	20,563	528
Washington Trust Bancorp Inc	349	12		Albany Molecular Research Inc (a)	875	19
Webster Financial Corp	6,085	178		AMN Healthcare Services Inc (a)	1,087	17
WesBanco Inc	13,056	399		ARC Document Solutions Inc (a)	9,200	75
West Bancorporation Inc	4,483	63		Ascent Capital Group Inc (a)	306	18
Westamerica Bancorporation	580	27		Brink's Co/The	1,161	28
Western Alliance Bancorp (a)	854	20		Carriage Services Inc	481	8
Wilshire Bancorp Inc	41,210	381		CBIZ Inc (a)	1,419	11
Wintrust Financial Corp	1,077	48		CDI Corp	3,124	46
Yadkin Financial Corp (a)	2,700	49		Cenveo Inc (a)	48,300	119
		$12,726		Civeo Corp	2,256	26
				Convergys Corp	2,356	42
Beverages - 0.00%				CRA International Inc (a)	380	10
Craft Brew Alliance Inc (a)	248	4		Cross Country Healthcare Inc (a)	40,700	378
				Deluxe Corp	582	32
Biotechnology - 0.77%				Electro Rent Corp	547	8
Achillion Pharmaceuticals Inc (a)	1,609	16		Ennis Inc	1,021	13
Applied Genetic Technologies Corp/DE (a),(b)	1,400	26		ExlService Holdings Inc (a)	686	17
Ardelyx Inc (a),(b)	3,800	54		Franklin Covey Co (a)	154	3
Avalanche Biotechnologies Inc (a),(b)	1,200	41		FTI Consulting Inc (a)	1,008	35
Celldex Therapeutics Inc (a),(b)	7,200	93		Global Cash Access Holdings Inc (a)	2,402	16
Cytokinetics Inc (a)	1,243	5		Great Lakes Dredge & Dock Corp (a)	2,066	13
Emergent Biosolutions Inc (a)	547	12		Green Dot Corp (a)	37,026	783
Medicines Co/The (a)	7,215	161		Hackett Group Inc/The	681	4
NPS Pharmaceuticals Inc (a)	264	7		HealthEquity Inc (a)	1,200	22
Prothena Corp PLC (a)	733	16		Heidrick & Struggles International Inc	5,189	106
Rigel Pharmaceuticals Inc (a)	3,217	6		Huron Consulting Group Inc (a)	493	30
RTI Surgical Inc (a)	2,139	10		ICF International Inc (a)	477	15
Sage Therapeutics Inc (a)	800	25		ITT Educational Services Inc (a),(b)	773	3
Spectrum Pharmaceuticals Inc (a),(b)	1,796	15		K12 Inc (a)	713	11
Ultragenyx Pharmaceutical Inc (a)	2,800	159		Kelly Services Inc	18,239	286
XOMA Corp (a)	33,100	139		Korn/Ferry International (a)	2,182	55
				LifeLock Inc (a)	9,900	141
		$785		Live Nation Entertainment Inc (a)	3,900	94
Building Materials - 0.20%				Matthews International Corp	661	29
Gibraltar Industries Inc (a)	4,025	55		McGrath RentCorp	540	18
Griffon Corp	1,131	13		MoneyGram International Inc (a)	1,048	13
Louisiana-Pacific Corp (a)	2,948	40		Monster Worldwide Inc (a)	3,390	19
Masonite International Corp (a)	533	29

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Commercial Services (continued)				Diversified Financial Services (continued)
Multi-Color Corp	181	$8		Stifel Financial Corp (a)	1,572	$74
National Research Corp (a)	226	3		SWS Group Inc (a)	1,090	7
Navigant Consulting Inc (a)	1,246	17		Walter Investment Management Corp (a),(b)	803	18
Paylocity Holding Corp (a)	1,500	30				$1,835
PHH Corp (a)	1,199	27
PRGX Global Inc (a)	1,094	6		Electric - 3.52%
Quad/Graphics Inc	14,805	285		Allete Inc	872	39
Rent-A-Center Inc/TX	1,104	34		Avista Corp	1,752	54
Resources Connection Inc	13,029	182		Black Hills Corp	1,299	62
RPX Corp (a)	12,269	169		Cleco Corp	6,714	323
				Dynegy Inc (a)	28,571	825
RR Donnelley & Sons Co	4,518	74
TeleTech Holdings Inc (a)	262	6		El Paso Electric Co	6,675	244
				Empire District Electric Co/The (b)	5,320	129
TrueBlue Inc (a)	13,800	349
				EnerNOC Inc (a)	664	11
Universal Technical Institute Inc	829	8
Viad Corp	8,184	169		IDACORP Inc	9,570	513
		$4,458		MGE Energy Inc	3,325	124
				NorthWestern Corp	6,625	300
Computers - 2.19%				NRG Yield Inc	648	31
CACI International Inc (a)	556	40		Otter Tail Corp	765	20
Computer Task Group Inc	541	6		PNM Resources Inc	8,775	219
Datalink Corp (a)	708	8		Portland General Electric Co	10,829	347
Engility Holdings Inc (a)	10,218	318		UIL Holdings Corp	2,826	100
Insight Enterprises Inc (a)	10,273	232		Unitil Corp	2,733	85
Mentor Graphics Corp	2,300	47		Westar Energy Inc	4,700	160
Mercury Systems Inc (a)	1,212	13				$3,586
Quantum Corp (a)	4,780	6
Spansion Inc (a)	28,500	650		Electrical Components & Equipment - 0.84%
				Advanced Energy Industries Inc (a)	93	2
Sykes Enterprises Inc (a)	936	19
Unisys Corp (a)	28,028	656		Encore Wire Corp	182	7
Varonis Systems Inc (a),(b)	11,000	232		EnerSys	8,057	472
		$2,227		General Cable Corp	13,542	204
				GrafTech International Ltd (a)	2,538	12
Consumer Products - 1.27%				Littelfuse Inc	1,714	146
ACCO Brands Corp (a)	51,672	356		Powell Industries Inc	346	14
Central Garden and Pet Co - A Shares (a)	12,264	98				$857
CSS Industries Inc	362	9
Helen of Troy Ltd (a)	15,831	832		Electronics - 2.27%
		$1,295		Bel Fuse Inc	393	10
				Benchmark Electronics Inc (a)	21,708	482
Cosmetics & Personal Care - 0.08%				Brady Corp	5,552	125
Revlon Inc (a)	2,486	79		Checkpoint Systems Inc (a)	976	12
				Coherent Inc (a)	545	33
				CTS Corp	808	13

Beacon Distribution Roofing & Wholesale Supply Inc - (a) 0.49%	927	24		ESCO Technologies Inc	637	22
				FARO Technologies Inc (a)	82	4
Core-Mark Holding Co Inc	1,568	83		GoPro Inc (a),(b)	1,300	122
Owens & Minor Inc	1,475	48		GSI Group Inc (a)	6,853	79
ScanSource Inc (a)	1,966	68
				II-VI Inc (a)	1,246	15
United Stationers Inc	7,490	281		Imprivata Inc (a)	1,100	17
		$504		Itron Inc (a)	954	38
Diversified Financial Services - 1.80%				Newport Corp (a)	157	3
Aircastle Ltd	882	14		NVE Corp (a)	100	6
Arlington Asset Investment Corp (b)	15,655	398		OSI Systems Inc (a)	363	23
BGC Partners Inc	20,711	154		Park Electrochemical Corp	501	12
Calamos Asset Management Inc	718	8		Plexus Corp (a)	523	19
Consumer Portfolio Services Inc (a)	755	5		Rofin-Sinar Technologies Inc (a)	689	16
Cowen Group Inc (a)	43,770	164		Rogers Corp (a)	272	15
FBR & Co (a)	343	9		Sanmina Corp (a)	43,173	900
Federal Agricultural Mortgage Corp	370	12		Stoneridge Inc (a)	23,200	261
FXCM Inc	951	15		TTM Technologies Inc (a)	2,070	14
Home Loan Servicing Solutions Ltd	1,798	38		Viasystems Group Inc (a)	142	2
Investment Technology Group Inc (a)	9,230	146		Vishay Precision Group Inc (a)	458	7
Janus Capital Group Inc	3,650	53		Watts Water Technologies Inc	562	33
KCG Holdings Inc (a)	1,521	15		Woodward Inc	528	25
Ladder Capital Corp (a)	576	11				$2,308
Manning & Napier Inc	5,890	99
Marlin Business Services Corp	304	6		Energy - Alternate Sources - 1.38%
Nelnet Inc	1,480	64		FutureFuel Corp	1,431	17
Nicholas Financial Inc (a)	371	4		Green Plains Inc	16,677	624
				Pacific Ethanol Inc (a)	13,878	193
Oppenheimer Holdings Inc	369	7		Plug Power Inc (a),(b)	3,492	16
PennyMac Financial Services Inc (a)	5,700	83
				Renewable Energy Group Inc (a)	33,459	340
Piper Jaffray Cos (a)	7,794	408
				REX American Resources Corp (a)	2,345	171
Regional Management Corp (a)	383	7
				TerraForm Power Inc (a)	1,600	46
Springleaf Holdings Inc (a)	515	16
						$1,407

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Engineering & Construction - 1.11%				Healthcare - Products - 1.17%
Aegion Corp (a)	851	$19		Affymetrix Inc (a)	1,698	$13
Argan Inc	1,274	42		Analogic Corp	261	17
Comfort Systems USA Inc	1,055	14		AngioDynamics Inc (a)	919	13
Dycom Industries Inc (a)	135	4		AtriCure Inc (a)	258	4
EMCOR Group Inc	13,474	539		CONMED Corp	667	24
Granite Construction Inc	831	26		CryoLife Inc	1,028	10
MYR Group Inc (a)	777	19		Cynosure Inc (a)	9,180	193
Tutor Perini Corp (a)	9,093	240		Exactech Inc (a)	286	6
VSE Corp	4,553	224		Greatbatch Inc (a)	1,957	84
		$1,127		Haemonetics Corp (a)	1,112	39
				Hanger Inc (a)	823	17
Entertainment - 0.32%				ICU Medical Inc (a)	313	20
AMC Entertainment Holdings Inc	2,308	53		Integra LifeSciences Holdings Corp (a)	395	20
Churchill Downs Inc	168	16		Intersect ENT Inc (a),(b)	1,000	15
Eros International PLC (a)	4,048	60
				Invacare Corp	1,199	14
International Speedway Corp	685	22		Merit Medical Systems Inc (a)	1,020	12
Isle of Capri Casinos Inc (a)	778	6
				NuVasive Inc (a)	12,577	439
Marriott Vacations Worldwide Corp (a)	724	46
				OraSure Technologies Inc (a)	8,724	63
National CineMedia Inc	994	14		Orthofix International NV (a)	440	14
Penn National Gaming Inc (a)	1,642	18
				PhotoMedex Inc (a),(b),(c)	16,381	101
Reading International Inc (a)	650	6
				Rockwell Medical Inc (a),(b)	1,333	12
Speedway Motorsports Inc	5,233	89		SurModics Inc (a)	407	7
		$330		Symmetry Medical Inc (a)	1,402	14
Environmental Control - 0.10%				Tornier NV (a)	831	20
Ceco Environmental Corp	785	10		Wright Medical Group Inc (a)	620	19
Darling Ingredients Inc (a)	2,760	51				$1,190
Tetra Tech Inc	1,480	37		Healthcare - Services - 1.55%
		$98		Addus HomeCare Corp (a)	181	4
Food - 1.59%				Alliance HealthCare Services Inc (a)	113	3
B&G Foods Inc	98	3		Almost Family Inc (a)	3,408	92
Chiquita Brands International Inc (a)	34,386	488		Amedisys Inc (a)	642	13
Dean Foods Co	1,953	26		Amsurg Corp (a)	782	39
Fresh Del Monte Produce Inc	824	26		Catalent Inc (a)	5,800	145
Ingles Markets Inc	452	11		Ensign Group Inc/The	36	1
John B Sanfilippo & Son Inc	296	10		Five Star Quality Care Inc (a)	1,590	6
Lancaster Colony Corp	173	15		HealthSouth Corp	494	18
Pinnacle Foods Inc	6,551	214		Healthways Inc (a)	445	7
Post Holdings Inc (a),(b)	925	31		IPC The Hospitalist Co Inc (a)	261	12
Sanderson Farms Inc	118	10		Kindred Healthcare Inc	6,515	127
Seaboard Corp (a)	6	16		LHC Group Inc (a)	521	12
Seneca Foods Corp - Class A (a)	310	9		Magellan Health Inc (a)	644	35
Smart & Final Stores Inc (a)	10,400	150		Molina Healthcare Inc (a)	10,550	446
Snyder's-Lance Inc	1,001	26		National Healthcare Corp	248	14
SpartanNash Co	16,432	319		Roka Bioscience Inc (a)	3,600	36
SUPERVALU Inc (a)	22,826	204		Select Medical Holdings Corp	176	2
Tootsie Roll Industries Inc	56	1		Skilled Healthcare Group Inc (a)	87	1
TreeHouse Foods Inc (a)	512	41		Triple-S Management Corp (a)	5,449	109
Village Super Market Inc	251	6		Universal American Corp/NY (a)	1,390	11
Weis Markets Inc	425	17		WellCare Health Plans Inc (a)	7,348	443
		$1,623				$1,576

Forest Products & Paper - 0.36%				Holding Companies - Diversified - 0.03%
Domtar Corp	2,200	77		Harbinger Group Inc (a)	1,233	16
Neenah Paper Inc	289	16		National Bank Holdings Corp	989	19
PH Glatfelter Co	3,080	68				$35
Resolute Forest Products Inc (a)	8,663	135
				Home Builders - 0.20%
Schweitzer-Mauduit International Inc	1,752	72		KB Home (b)	806	12
		$368		LGI Homes Inc (a)	399	7
Gas - 1.71%				M/I Homes Inc (a)	591	12
Chesapeake Utilities Corp	2,120	88		MDC Holdings Inc	815	21
Laclede Group Inc/The	5,006	232		Meritage Homes Corp (a)	941	33
New Jersey Resources Corp	4,828	244		Ryland Group Inc/The	1,129	37
Northwest Natural Gas Co	5,770	244		Standard Pacific Corp (a)	3,027	23
ONE Gas Inc	1,086	37		TRI Pointe Homes Inc (a)	2,786	36
Piedmont Natural Gas Co Inc	2,210	74		WCI Communities Inc (a)	430	8
South Jersey Industries Inc	1,188	64		William Lyon Homes (a)	553	12
Southwest Gas Corp	8,073	392				$201
WGL Holdings Inc	8,720	367		Home Furnishings - 1.57%
		$1,742		Daktronics Inc	401	5
Hand & Machine Tools - 0.00%				DTS Inc/CA (a)	439	11
Franklin Electric Co Inc	93	3		Ethan Allen Interiors Inc	607	14
				Flexsteel Industries Inc	182	6

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Furnishings (continued)				Internet (continued)
Kimball International Inc	31,517	$474		magicJack VocalTec Ltd (a)	229	$2
La-Z-Boy Inc	279	6		ModusLink Global Solutions Inc (a),(b)	1,407	5
Skullcandy Inc (a)	26,360	205		Orbitz Worldwide Inc (a)	1,014	8
TiVo Inc (a)	51,054	653		Perficient Inc (a)	433	6
Universal Electronics Inc (a)	4,400	217		Q2 Holdings Inc (a)	200	3
VOXX International Corp (a)	711	7		QuinStreet Inc (a)	1,266	5
		$1,598		Reis Inc	279	7
				RingCentral Inc (a),(b)	17,800	226
Housewares - 0.10%				Safeguard Scientifics Inc (a)	753	14
Lifetime Brands Inc	6,562	100		Shutterfly Inc (a)	364	18
				TechTarget Inc (a)	446	4
Insurance - 4.79%				TeleCommunication Systems Inc (a)	1,777	5
Ambac Financial Group Inc (a)	940	21		Trulia Inc (a),(b)	94	5
American Equity Investment Life Holding Co	35,469	812		TubeMogul Inc (a),(b)	1,300	15
Amerisafe Inc	8,140	318		WebMD Health Corp (a)	4,000	167
AmTrust Financial Services Inc	5,110	203				$860
Argo Group International Holdings Ltd	623	31
Aspen Insurance Holdings Ltd	4,900	210		Investment Companies - 0.03%
				Acacia Research Corp	1,045	16
Assured Guaranty Ltd	7,800	173		Caesars Acquisition Co (a),(b)	1,106	11
Baldwin & Lyons Inc	349	9
CNO Financial Group Inc	56,887	965				$27
EMC Insurance Group Inc	166	5		Iron & Steel - 0.51%
Enstar Group Ltd (a)	178	24		AK Steel Holding Corp (a)	3,365	27
FBL Financial Group Inc	333	15		Commercial Metals Co	23,052	393
Fidelity & Guaranty Life	6,091	130		Ryerson Holding Corp (a)	5,900	76
First American Financial Corp	2,664	72		Schnitzer Steel Industries Inc	664	16
Global Indemnity PLC (a)	293	7		Shiloh Industries Inc (a)	226	4
Greenlight Capital Re Ltd (a)	674	22				$516
Hallmark Financial Services Inc (a)	520	5
HCI Group Inc	100	4		Leisure Products & Services - 0.14%
Hilltop Holdings Inc (a)	11,030	222		Brunswick Corp/DE	1,121	47
Horace Mann Educators Corp	1,763	50		Callaway Golf Co	1,678	12
Infinity Property & Casualty Corp	224	14		Escalade Inc	280	4
Kansas City Life Insurance Co	153	7		Interval Leisure Group Inc	328	6
Kemper Corp	1,111	38		Johnson Outdoors Inc	187	5
Maiden Holdings Ltd	38,570	428		Life Time Fitness Inc (a)	933	47
MGIC Investment Corp (a)	4,130	32		Nautilus Inc (a)	434	5
				Steiner Leisure Ltd (a)	384	15
Montpelier Re Holdings Ltd ADR	1,010	31
National General Holdings Corp	845	14				$141
National Western Life Insurance Co	54	13		Lodging - 0.06%
Navigators Group Inc/The (a)	251	15		Belmond Ltd (a)	2,084	24
OneBeacon Insurance Group Ltd	857	13		Caesars Entertainment Corp (a),(b)	929	12
Platinum Underwriters Holdings Ltd	596	36		La Quinta Holdings Inc (a)	480	9
Primerica Inc	1,301	63		Marcus Corp/The	702	11
Radian Group Inc	3,208	46		Monarch Casino & Resort Inc (a)	147	2
RLI Corp	1,041	45				$58
Safety Insurance Group Inc	307	17
Selective Insurance Group Inc	7,573	167		Machinery - Construction & Mining - 0.21%
State Auto Financial Corp	568	12		Astec Industries Inc	484	18
Stewart Information Services Corp	3,221	94		Hyster-Yale Materials Handling Inc	2,800	200
Symetra Financial Corp	15,595	364				$218
Third Point Reinsurance Ltd (a)	1,351	20
Trupanion Inc (a),(b)	3,800	32		Machinery - Diversified - 1.05%
United Fire Group Inc	3,055	85		Alamo Group Inc	257	11
Universal Insurance Holdings Inc	61	1		Albany International Corp	579	20
				Applied Industrial Technologies Inc	6,288	287
		$4,885		Briggs & Stratton Corp	19,671	354
Internet - 0.84%				Columbus McKinnon Corp/NY	639	14
1-800-Flowers.com Inc (a)	928	7		Gerber Scientific Inc (a),(c),(d)	1,974	—
Bankrate Inc (a)	1,409	16		Hurco Cos Inc	1,141	43
Blucora Inc (a)	980	15		Kadant Inc	8,535	333
Boingo Wireless Inc (a)	833	6		Lindsay Corp (b)	72	6
Chegg Inc (a),(b)	16,400	102		Twin Disc Inc	83	2
Cinedigm Corp (a)	2,120	3				$1,070
Dice Holdings Inc (a)	944	8
ePlus Inc (a)	148	8		Media - 0.97%
FireEye Inc (a),(b)	1,500	46		AH Belo Corp	705	8
				Crown Media Holdings Inc (a)	972	3
FTD Cos Inc (a)	432	15
				Cumulus Media Inc (a)	1,578	6
Global Sources Ltd (a)	597	4
				Dex Media Inc (a),(b)	13,845	132
Internap Network Services Corp (a)	1,980	14
				Entercom Communications Corp (a)	5,202	42
Intralinks Holdings Inc (a)	11,300	92
				EW Scripps Co/The (a),(b)	18,570	303
Lands' End Inc (a),(b)	398	16
				Houghton Mifflin Harcourt Co (a)	2,277	44
Limelight Networks Inc (a)	2,217	5
				Journal Communications Inc (a)	19,577	165
Liquidity Services Inc (a)	954	13

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Media (continued)				Oil & Gas (continued)
Lee Enterprises Inc (a)	1,921	$7		Halcon Resources Corp (a),(b)	5,480	$22
McClatchy Co/The (a)	2,195	7		Hercules Offshore Inc (a),(b)	3,470	8
Media General Inc (a)	1,315	17		Magnum Hunter Resources Corp - Warrants	362	—
Meredith Corp	896	38		(a),(c),(d)
New York Times Co/The	3,209	36		Matador Resources Co (a)	773	20
Saga Communications Inc	129	4		North Atlantic Drilling Ltd	1,347	9
Salem Communications Corp	389	3		Northern Oil and Gas Inc (a)	1,626	23
Scholastic Corp	641	21		Panhandle Oil and Gas Inc	800	48
Sinclair Broadcast Group Inc (b)	2,055	54		Parker Drilling Co (a)	34,636	171
Time Inc (a)	2,668	63		PDC Energy Inc (a)	699	35
Townsquare Media Inc (a),(b)	2,900	35		Penn Virginia Corp (a)	1,578	20
		$988		Resolute Energy Corp (a),(b)	1,646	10
				Rosetta Resources Inc (a)	1,298	58
Metal Fabrication & Hardware - 1.01%				RSP Permian Inc (a)	589	15
Ampco-Pittsburgh Corp	3,511	70		Sanchez Energy Corp (a)	380	10
CIRCOR International Inc	65	4		Stone Energy Corp (a)	14,220	445
Global Brass & Copper Holdings Inc	7,300	107		Swift Energy Co (a),(b)	1,632	16
Haynes International Inc	262	12		TransAtlantic Petroleum Ltd (a)	3,711	33
LB Foster Co	4,652	214		Triangle Petroleum Corp (a)	1,417	16
Mueller Industries Inc	473	14		Vaalco Energy Inc (a)	38,091	324
NN Inc	746	20		Vantage Drilling Co (a)	7,705	10
Northwest Pipe Co (a)	364	12
RTI International Metals Inc (a)	681	17		W&T Offshore Inc	861	9
				Warren Resources Inc (a)	120,865	641
Worthington Industries Inc	15,000	558		Western Refining Inc	1,000	42
		$1,028				$2,662

Mining - 0.20%				Oil & Gas Services - 2.11%
Century Aluminum Co (a)	1,266	33
				Basic Energy Services Inc (a)	4,900	106
Coeur Mining Inc (a)	1,578	8
				C&J Energy Services Inc (a)	24,039	734
Globe Specialty Metals Inc	4,000	73		Dawson Geophysical Co	3,400	62
Hecla Mining Co	7,168	18		Exterran Holdings Inc	1,467	65
Horsehead Holding Corp (a)	1,096	18
				Forum Energy Technologies Inc (a)	6,409	196
Kaiser Aluminum Corp	456	35		Gulf Island Fabrication Inc	329	6
Materion Corp	393	12		Gulfmark Offshore Inc	680	21
Noranda Aluminum Holding Corp	1,615	7		Helix Energy Solutions Group Inc (a)	16,401	362
Stillwater Mining Co (a)	272	4
				Hornbeck Offshore Services Inc (a)	878	29
		$208		ION Geophysical Corp (a)	45,377	127
Miscellaneous Manufacturing - 0.34%				Key Energy Services Inc (a)	3,181	15
Actuant Corp	1,805	55		McDermott International Inc (a)	4,965	28
Barnes Group Inc	1,332	40		Mitcham Industries Inc (a)	489	5
Chase Corp	25	1		Natural Gas Services Group Inc (a)	458	11
Fabrinet (a)	687	10		Newpark Resources Inc (a)	2,054	26
Federal Signal Corp	1,509	20		Pioneer Energy Services Corp (a)	637	9
GP Strategies Corp (a)	166	5		SEACOR Holdings Inc (a)	469	35
Handy & Harman Ltd (a)	153	4		Superior Energy Services Inc	4,676	154
Koppers Holdings Inc	1,300	43		Tesco Corp	3,151	63
LSB Industries Inc (a)	405	14		Tetra Technologies Inc (a)	1,650	18
Lydall Inc (a)	84	2		Willbros Group Inc (a)	9,900	82
Park-Ohio Holdings Corp	1,900	91				$2,154
Standex International Corp	630	47		Packaging & Containers - 0.62%
Tredegar Corp	590	11		Berry Plastics Group Inc (a)	815	21
TriMas Corp (a)	188	5
				Graphic Packaging Holding Co (a)	34,900	434
		$348		Rock-Tenn Co	3,700	176
Office & Business Equipment - 0.01%				UFP Technologies Inc (a)	204	4
Eastman Kodak Co (a),(b)	632	14				$635
				Pharmaceuticals - 1.04%
Office Furnishings - 0.22%				Amphastar Pharmaceuticals Inc (a),(b)	9,500	111
HNI Corp	93	3		Anacor Pharmaceuticals Inc (a)	754	18
Steelcase Inc	13,400	217		Auspex Pharmaceuticals Inc (a)	400	10
		$220		BioScrip Inc (a),(b)	1,607	11
				Cara Therapeutics Inc (a),(b)	4,400	37
Oil & Gas - 2.61%				Derma Sciences Inc (a)	843	7
Adams Resources & Energy Inc	77	3		Dicerna Pharmaceuticals Inc (a),(b)	3,900	50
Alon USA Energy Inc	692	10		Immune Design Corp (a)	2,200	39
Apco Oil and Gas International Inc (a)	288	4		Impax Laboratories Inc (a)	9,221	218
Approach Resources Inc (a),(b)	815	12		Kite Pharma Inc (a),(b)	1,600	46
Bill Barrett Corp (a)	1,038	23		Lannett Co Inc (a)	4,900	224
Callon Petroleum Co (a)	1,525	13
				Nature's Sunshine Products Inc	409	6
Comstock Resources Inc	1,051	20		Nektar Therapeutics (a)	1,153	14
Contango Oil & Gas Co (a)	421	14		Nutraceutical International Corp (a)	326	7
CVR Energy Inc (b)	700	31		Omega Protein Corp (a)	9,116	114
Delek US Holdings Inc	12,988	430		PharMerica Corp (a)	717	18
Energy XXI Bermuda Ltd	10,335	117

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Pharmaceuticals (continued)				REITS (continued)
Revance Therapeutics Inc (a)	2,800	$54		Investors Real Estate Trust	2,655	$20
Sagent Pharmaceuticals Inc (a)	156	5		iStar Financial Inc (a)	1,794	24
SciClone Pharmaceuticals Inc (a)	547	4		Kite Realty Group Trust	9,842	239
Zafgen Inc (a)	1,500	29		LaSalle Hotel Properties	4,534	156
ZS Pharma Inc (a),(b)	1,000	39		Lexington Realty Trust	4,295	42
		$1,061		LTC Properties Inc	6,411	237
				Mack-Cali Realty Corp	1,853	35
Pipelines - 0.09%				Medical Properties Trust Inc	4,573	56
SemGroup Corp	1,100	92		Monmouth Real Estate Investment Corp (b)	1,173	12
				New Residential Investment Corp	5,928	35
Real Estate - 0.34%				New York Mortgage Trust Inc (b)	2,328	17
Alexander & Baldwin Inc	7,318	264		New York REIT Inc	3,681	38
Altisource Residential Corp	1,230	30		One Liberty Properties Inc	449	9
BBX Capital Corp (a)	309	5		Parkway Properties Inc/Md	18,396	345
Forestar Group Inc (a)	810	14		Pebblebrook Hotel Trust	1,640	61
Kennedy-Wilson Holdings Inc	1,313	31		Pennsylvania Real Estate Investment Trust	5,237	105
		$344		PennyMac Mortgage Investment Trust	18,446	395
				Potlatch Corp	13,600	547
REITS - 12.92%				PS Business Parks Inc	252	19
Acadia Realty Trust	3,521	97		RAIT Financial Trust	27,379	203
AG Mortgage Investment Trust Inc	607	11		Ramco-Gershenson Properties Trust	7,047	114
Agree Realty Corp	581	16		Redwood Trust Inc	31,264	518
American Assets Trust Inc	726	24		Resource Capital Corp	3,300	16
American Campus Communities Inc	7,100	259		Retail Opportunity Investments Corp	2,393	35
American Capital Mortgage Investment Corp	1,247	23		Rexford Industrial Realty Inc	964	13
American Realty Capital Healthcare Trust Inc	3,539	37		RLJ Lodging Trust	3,362	96
American Residential Properties Inc (a)	672	12
				Rouse Properties Inc	6,375	103
Anworth Mortgage Asset Corp	79,935	383		Ryman Hospitality Properties Inc	553	26
Apollo Commercial Real Estate Finance Inc	1,207	19		Sabra Health Care REIT Inc	102	2
Apollo Residential Mortgage Inc	688	11		Select Income REIT	963	23
Armada Hoffler Properties Inc	4,304	39		Silver Bay Realty Trust Corp	803	13
ARMOUR Residential REIT Inc	7,919	30		Sovran Self Storage Inc	156	12
Ashford Hospitality Prime Inc	5,180	79		STAG Industrial Inc	962	20
Ashford Hospitality Trust Inc	58,637	600		Starwood Waypoint Residential Trust	817	21
Associated Estates Realty Corp	1,211	21		Strategic Hotels & Resorts Inc (a)	1,208	14
Aviv REIT Inc	504	13		Summit Hotel Properties Inc	10,312	111
Campus Crest Communities Inc	1,402	9		Sun Communities Inc	2,400	121
Capstead Mortgage Corp	56,914	697		Sunstone Hotel Investors Inc	35,419	490
Cedar Realty Trust Inc	26,000	153		Terreno Realty Corp	697	13
Chambers Street Properties	6,283	47		UMH Properties Inc	619	6
Chatham Lodging Trust	5,490	127		Washington Real Estate Investment Trust	1,392	35
Chesapeake Lodging Trust	9,159	267		Western Asset Mortgage Capital Corp	866	13
Colony Financial Inc	2,756	62		Whitestone REIT	818	11
CorEnergy Infrastructure Trust Inc	1,181	9				$13,166
CoreSite Realty Corp	10,400	342
Cousins Properties Inc	59,134	707		Retail - 5.56%
CubeSmart	3,052	55		American Eagle Outfitters Inc	4,682	68
CyrusOne Inc	6,191	149		America's Car-Mart Inc/TX (a)	245	10
CYS Investments Inc	18,359	151		Barnes & Noble Inc (a)	40,248	795
DCT Industrial Trust Inc	67,805	509		Biglari Holdings Inc (a)	35	12
DiamondRock Hospitality Co	67,088	851		BJ's Restaurants Inc (a)	433	16
DuPont Fabros Technology Inc	1,136	31		Bob Evans Farms Inc	477	23
EastGroup Properties Inc	1,066	65		Bon-Ton Stores Inc/The	531	4
Education Realty Trust Inc	18,582	191		Brown Shoe Co Inc	9,418	256
EPR Properties	3,524	179		Burlington Stores Inc (a)	111	4
Equity One Inc	1,652	36		Cash America International Inc	18,593	814
Excel Trust Inc	1,262	15		Cato Corp/The	2,832	97
Extra Space Storage Inc	2,800	144		Children's Place Inc/The	7,133	340
FelCor Lodging Trust Inc	19,147	179		Citi Trends Inc (a)	5,955	131
First Industrial Realty Trust Inc	36,915	624		Cracker Barrel Old Country Store Inc	1,343	138
First Potomac Realty Trust	1,275	15		Denny's Corp (a)	773	5
Franklin Street Properties Corp	4,369	49		Destination Maternity Corp	2,824	44
Geo Group Inc/The	7,116	272		Dillard's Inc	2,400	262
Getty Realty Corp	3,219	55		DineEquity Inc	244	20
Government Properties Income Trust	3,652	80		Express Inc (a)	1,917	30
Gramercy Property Trust Inc	3,118	18		Ezcorp Inc (a)	4,231	42
Hatteras Financial Corp	2,017	36		Finish Line Inc/The	2,981	75
Healthcare Realty Trust Inc	2,513	59		Fred's Inc	911	13
Hersha Hospitality Trust	101,952	650		Genesco Inc (a)	529	40
Highwoods Properties Inc	2,358	92		Group 1 Automotive Inc	478	35
Home Properties Inc	1,000	58		Guess? Inc	11,787	259
Hudson Pacific Properties Inc	1,098	27		Haverty Furniture Cos Inc	724	16
Inland Real Estate Corp	1,835	18		Kirkland's Inc (a)	153	2
Invesco Mortgage Capital Inc	2,709	43		MarineMax Inc (a)	893	15

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Semiconductors (continued)
Men's Wearhouse Inc	237	$11		IXYS Corp	917	$10
Movado Group Inc	410	14		Microsemi Corp (a)	720	18
Office Depot Inc (a)	12,934	66		MKS Instruments Inc	7,671	256
Pantry Inc/The (a)	19,863	401		OmniVision Technologies Inc (a)	1,264	33
PC Connection Inc	331	7		Pericom Semiconductor Corp (a)	6,082	60
Pep Boys-Manny Moe & Jack/The (a)	1,123	10		Photronics Inc (a)	1,555	13
Regis Corp	1,021	16		PMC-Sierra Inc (a)	2,852	21
Rite Aid Corp (a)	118,500	574		QLogic Corp (a)	2,148	20
Roundy's Inc	7,430	22		Rudolph Technologies Inc (a)	1,025	9
Rush Enterprises Inc - Class A (a)	210	7		Silicon Image Inc (a)	1,368	7
Ruth's Hospitality Group Inc	19,666	217		Silicon Laboratories Inc (a)	320	13
Sonic Automotive Inc	964	24		Tessera Technologies Inc	466	12
Sonic Corp	582	13		Ultra Clean Holdings Inc (a)	41,555	372
Stage Stores Inc	758	13		Ultratech Inc (a)	480	11
Stein Mart Inc	1,034	12		Veeco Instruments Inc (a)	836	29
Systemax Inc (a)	3,917	49		Xcerra Corp (a)	3,100	30
Tuesday Morning Corp (a)	294	6				$2,415
Vitamin Shoppe Inc (a)	370	16
World Fuel Services Corp	1,800	72		Software - 1.33%
				2U Inc (a),(b)	3,700	58
Zumiez Inc (a)	19,354	544
				Actua Corp (a)	760	12
		$5,660		Acxiom Corp (a)	1,786	30
Savings & Loans - 1.90%				Audience Inc (a)	1,100	8
Astoria Financial Corp	2,201	27		Avid Technology Inc (a)	11,300	114
Banc of California Inc	1,013	12		Bottomline Technologies de Inc (a)	227	6
Bank Mutual Corp	1,812	12		Compuware Corp	5,102	54
BankFinancial Corp	1,300	14		CSG Systems International Inc	467	12
Beneficial Mutual Bancorp Inc (a)	1,070	14		Dealertrack Technologies Inc (a)	319	14
Berkshire Hills Bancorp Inc	2,513	59		Digi International Inc (a)	961	7
Brookline Bancorp Inc	1,690	14		Digital River Inc (a)	12,987	188
Capitol Federal Financial Inc	3,729	44		Ebix Inc (b)	1,100	16
Charter Financial Corp/MD	7,404	80		Epiq Systems Inc	1,129	20
Dime Community Bancshares Inc	1,204	17		Five9 Inc (a),(b)	2,400	16
ESB Financial Corp	464	5		Globant SA (a)	13,000	183
EverBank Financial Corp	2,173	38		Imperva Inc (a),(b)	5,900	169
First Defiance Financial Corp	2,862	78		ManTech International Corp/VA	550	15
First Financial Northwest Inc	535	5		OPOWER Inc (a),(b)	200	4
First Niagara Financial Group Inc	9,646	80		Paycom Software Inc (a),(b)	2,734	45
Flagstar Bancorp Inc (a)	39,100	658		Progress Software Corp (a)	1,192	28
Flushing Financial Corp	4,349	80		Proofpoint Inc (a)	800	30
Fox Chase Bancorp Inc	464	8		Sapiens International Corp NV (a)	504	4
HomeStreet Inc	10,500	179		SYNNEX Corp	635	41
HomeTrust Bancshares Inc (a)	760	11		Take-Two Interactive Software Inc (a)	11,811	273
Investors Bancorp Inc	6,634	67		Verint Systems Inc (a)	106	6
Northfield Bancorp Inc	1,136	15				$1,353
Northwest Bancshares Inc	2,340	28
OceanFirst Financial Corp	527	8		Storage & Warehousing - 0.05%
Oritani Financial Corp	1,183	17		Mobile Mini Inc	898	32
				Wesco Aircraft Holdings Inc (a)	1,056	18
Provident Financial Services Inc	5,711	94
Sterling Bancorp/DE	2,111	27				$50
Territorial Bancorp Inc	410	8		Supranational Bank - 0.11%
United Financial Bancorp Inc	926	12		Banco Latinoamericano de Comercio Exterior	3,729	114
Washington Federal Inc	2,461	50		SA
WSFS Financial Corp	2,398	172
		$1,933
				Telecommunications - 1.82%
Semiconductors - 2.37%				ADTRAN Inc	785	16
Alpha & Omega Semiconductor Ltd (a)	16,241	153		Anixter International Inc	354	30
Amkor Technology Inc (a)	41,116	345		ARRIS Group Inc (a)	25,300	717
Brooks Automation Inc	1,606	17		Atlantic Tele-Network Inc	235	13
Cabot Microelectronics Corp (a)	141	6		Black Box Corp	617	14
Cascade Microtech Inc (a)	430	4		Cincinnati Bell Inc (a)	3,850	13
CEVA Inc (a)	846	11		Comtech Telecommunications Corp	407	15
Cirrus Logic Inc (a)	907	19		Consolidated Communications Holdings Inc	540	14
Diodes Inc (a)	415	10		DigitalGlobe Inc (a)	1,588	45
DSP Group Inc (a)	743	7		EarthLink Holdings Corp	3,679	13
Emulex Corp (a)	3,050	15		Finisar Corp (a)	213	4
Entegris Inc (a)	1,466	17		Globalstar Inc (a),(b)	5,739	21
Fairchild Semiconductor International Inc (a)	2,950	46		Harmonic Inc (a)	2,438	15
First Solar Inc (a)	7,400	487		Hawaiian Telcom Holdco Inc (a)	382	10
Integrated Device Technology Inc (a)	838	13		IDT Corp - Class B	2,149	35
Integrated Silicon Solution Inc	17,933	247		Inteliquent Inc	37,100	462
International Rectifier Corp (a)	1,662	65		Intelsat SA (a)	14,927	256
Intersil Corp	2,707	39		Iridium Communications Inc (a),(b)	1,621	14

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
September 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	INVESTMENT COMPANIES (continued)	Shares Held	Value(000	's)

Telecommunications (continued)	Publicly Traded Investment Fund (continued)
Ixia (a)	1,899	$17	JP Morgan Prime Money Market Fund	74,108	$74
KVH Industries Inc (a)	90	1	$8,612
Leap Wireless International Inc - Rights (a),(c),(d)	1,093	3	TOTAL INVESTMENT COMPANIES	$8,612
Netgear Inc (a)	929	29	Total Investments	$102,666
NTELOS Holdings Corp	341	4	Liabilities in Excess of Other Assets, Net - (0.76)%	$(778)
Orbcomm Inc (a)	1,625	9	TOTAL NET ASSETS - 100.00%	$101,888
Plantronics Inc	132	6
Polycom Inc (a)	1,771	22
Preformed Line Products Co	90	5	(a)	Non-Income Producing Security
Premiere Global Services Inc (a)	933	11	(b)	Security or a portion of the security was on loan at the end of the period.
Shenandoah Telecommunications Co	90	2	(c)	Security is Illiquid
Spok Holdings Inc	826	11	(d)	Fair value of these investments is determined in good faith by the Manager
Tessco Technologies Inc	191	6	under procedures established and periodically reviewed by the Board of
Vonage Holdings Corp (a)	3,783	12	Directors. At the end of the period, the fair value of these securities totaled
West Corp	442	13	$3 or 0.00% of net assets.
$1,858	(e)	Security was purchased with the cash proceeds from securities loans.
Textiles - 0.07%
Culp Inc	272	5
G&K Services Inc	479	27	Portfolio Summary (unaudited)
UniFirst Corp/MA	354	34	Sector	Percent
$66	Financial	34.28%
Transportation - 1.22%	Consumer, Non-cyclical	12.12%
Air Transport Services Group Inc (a)	1,878	14	Consumer, Cyclical	11.23%
ArcBest Corp	4,275	160	Industrial	10.88%
Atlas Air Worldwide Holdings Inc (a)	562	19	Exchange Traded Funds	8.45%
Bristow Group Inc	862	58	Energy	6.26%
CAI International Inc (a)	598	12	Technology	5.90%
Era Group Inc (a)	489	11	Utilities	5.40%
GasLog Ltd	754	17	Communications	3.65%
International Shipholding Corp	207	4	Basic Materials	2.45%
Knightsbridge Tankers Ltd	11,300	100	Government	0.11%
Marten Transport Ltd	580	10	Diversified	0.03%
Matson Inc	14,675	367	Liabilities in Excess of Other Assets, Net	(0.76)%
Navios Maritime Acquisition Corp	3,000	8	TOTAL NET ASSETS	100.00%
Navios Maritime Holdings Inc	1,658	10
Nordic American Tankers Ltd	1,633	13
PHI Inc (a)	292	12
Quality Distribution Inc (a)	5,800	74
Safe Bulkers Inc	1,395	9
Scorpio Bulkers Inc (a)	2,814	16
Scorpio Tankers Inc	3,621	30
Ship Finance International Ltd	1,392	23
Swift Transportation Co (a)	6,800	143
Teekay Tankers Ltd	2,368	9
Universal Truckload Services Inc	1,400	34
USA Truck Inc (a)	224	4
UTI Worldwide Inc (a)	1,911	20
Werner Enterprises Inc	812	20
XPO Logistics Inc (a),(b)	884	33
YRC Worldwide Inc (a)	597	12
$1,242

Trucking & Leasing - 0.54%
AMERCO	2,000	524
TAL International Group Inc	465	19
Textainer Group Holdings Ltd	301	9
$552

Water - 0.17%
American States Water Co	2,883	88
Artesian Resources Corp	1,100	22
California Water Service Group	2,902	65
$175
TOTAL COMMON STOCKS	$94,054
INVESTMENT COMPANIES - 8.45%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 8.45%
BlackRock Liquidity Funds TempFund	4,264,088	4,264
Portfolio
Goldman Sachs Financial Square Funds -	2,581,071	2,581
Government Fund (e)
Goldman Sachs Financial Square Funds -	1,692,444	1,693
Money Market Fund

See accompanying notes.

		Schedule of Investments
SmallCap Value Account I
September 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2014	Long	57	$6,556	$6,251	$(305)
Total					$(305)
Amounts in thousands except contracts

See accompanying notes.

Glossary to the Schedule of Investments September 30, 2014 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

At September 30, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for Federal Income Tax
	Appreciation	(Depreciation)	(Depreciation)	Purposes
Balanced Account	$5,370	$(696)	$4,674	$47,311
Bond & Mortgage Securities Account	5,305	(3,509)	1,796	364,359
Bond Market Index Account	13,329	(8,821)	4,508	1,751,659
Diversified Balanced Account	134,547	(2,009)	132,538	837,290
Diversified Balanced Managed Volatility Account	950	(377)	573	59,330
Diversified Growth Account	386,076	(10,968)	375,108	2,327,349
Diversified Growth Managed Volatility Account	2,228	(856)	1,372	115,136
Diversified Income Account	8,721	(612)	8,109	143,298
Diversified International Account	84,417	(13,765)	70,652	398,443
Equity Income Account	250,058	(6,155)	243,903	399,365
Government & High Quality Bond Account	7,366	(5,011)	2,355	312,362
Income Account	17,422	(2,700)	14,722	273,182
International Emerging Markets Account	10,458	(5,293)	5,165	104,520
LargeCap Blend Account II	32,220	(1,285)	30,935	117,671
LargeCap Growth Account	25,580	(1,439)	24,141	98,709
LargeCap Growth Account I	61,196	(2,808)	58,388	173,112
LargeCap S&P 500 Index Account	478,498	(16,349)	462,149	1,340,306
LargeCap S&P 500 Managed Volatility Index Account	3,578	(1,085)	2,493	80,748
LargeCap Value Account	20,823	(2,557)	18,266	148,870
MidCap Account	237,285	(2,531)	234,754	397,654
Money Market Account	—	—	—	264,882
Principal Capital Appreciation Account	20,824	(105)	20,719	17,771
Principal LifeTime 2010 Account	5,016	(1,069)	3,947	44,012
Principal LifeTime 2020 Account	23,998	(6,219)	17,779	199,104
Principal LifeTime 2030 Account	14,018	(1,707)	12,311	102,694
Principal LifeTime 2040 Account	4,464	(694)	3,770	36,750
Principal LifeTime 2050 Account	2,699	(403)	2,296	18,902
Principal LifeTime 2060 Account	44	(3)	41	715
Principal LifeTime Strategic Income Account	2,804	(552)	2,252	27,613
Real Estate Securities Account	34,929	(692)	34,237	111,873
SAM Balanced Portfolio	156,774	(810)	155,964	788,414
SAM Conservative Balanced Portfolio	25,666	(374)	25,292	197,601
SAM Conservative Growth Portfolio	48,199	(492)	47,707	244,128
SAM Flexible Income Portfolio	23,308	(615)	22,693	210,784
SAM Strategic Growth Portfolio	35,160	(128)	35,032	187,253
Short-Term Income Account	2,577	(1,507)	1,070	255,911
SmallCap Blend Account	12,585	(2,132)	10,453	50,058
SmallCap Growth Account II	12,745	(2,883)	9,862	54,934
SmallCap Value Account I	17,552	(4,807)	12,745	89,921

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I “known as the Accounts” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset value are reflected in the Accounts’ net asset value. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each Accounts’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Accounts’ Board of Directors as may occasionally be necessary.

Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Accounts’ Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Accounts’ assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. As of September 30, 2014, there were no transfers between Levels 1 and 2.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds	$—	$10,884	$89	$10,973
Common Stocks*	32,165	—	—	32,165
Convertible Bonds	—	6	—	6
Investment Companies	1,168	—	—	1,168
Senior Floating Rate Interests	—	33	—	33
U.S. Government & Government Agency Obligations	—	7,640	—	7,640
Total investments in securities $	33,333	$18,563	$89	$51,985

Bond & Mortgage Securities Account
Bonds	$—	$218,636	$997	$219,633
Common Stocks*	—	—	—	—
Convertible Bonds	—	194	—	194
Investment Companies	12,985	—	—	12,985
Preferred Stocks
Communications	391	—	—	391
Financial	1,146	180	—	1,326
Senior Floating Rate Interests	—	14,080	—	14,080
U.S. Government & Government Agency Obligations	—	117,546	—	117,546
Total investments in securities $	14,522	$350,636	$997	$366,155
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$96	$—	$96

Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(268)	$—	$(268)

Bond Market Index Account
Bonds	$—	$548,919	$1,467	$550,386
Investment Companies	170,798	—	—	170,798
Municipal Bonds	—	14,688	—	14,688
U.S. Government & Government Agency Obligations	—	1,020,295	—	1,020,295
Total investments in securities $	170,798	$1,583,902	$1,467	$1,756,167
Short Sales
U.S. Government & Government Agency Obligations	$—	$(633)	$—	$(633)
Total Short Sales $	—	$(633)	$—	$(633)

Diversified Balanced Account
Investment Companies	$969,828	$—	$—	$969,828
Total investments in securities $	969,828	$—	$—	$969,828

Diversified Balanced Managed Volatility Account
Investment Companies	$59,903	$—	$—	$59,903
Total investments in securities $	59,903	$—	$—	$59,903

Diversified Growth Account
Investment Companies	$2,702,457	$—	$—	$2,702,457
Total investments in securities $	2,702,457	$—	$—	$2,702,457

Diversified Growth Managed Volatility Account
Investment Companies	$116,508	$—	$—	$116,508
Total investments in securities $	116,508	$—	$—	$116,508

Diversified Income Account
Investment Companies	$151,407	$—	$—	$151,407
Total investments in securities $	151,407	$—	$—	$151,407

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$—	$22,392	$—	$22,392
Communications		3,479	36,741	—	40,220
Consumer, Cyclical		12,085	47,061	—	59,146
Consumer, Non-cyclical		12,695	73,990	—	86,685
Diversified		—	1,428	—	1,428
Energy		12,977	20,916	—	33,893
Financial		24,284	95,667	—	119,951
Industrial		10,381	47,007	—	57,388
Technology		—	28,371	—	28,371
Utilities		1,185	14,445	—	15,630
Investment Companies		1,961	—	—	1,961
Preferred Stocks
Consumer, Non-cyclical		—	2,030	—	2,030
	Total investments in securities $	79,047	$390,048	$—	$469,095

Equity Income Account
Common Stocks*		$627,197	$—	$—	$627,197
Investment Companies		16,071	—	—	16,071
	Total investments in securities $	643,268	$—	$—	$643,268

Government & High Quality Bond Account
Bonds		$—	$92,302	$4,664	$96,966
Investment Companies		2,701	—	—	2,701
U.S. Government & Government Agency Obligations		—	215,050	—	215,050
	Total investments in securities $	2,701	$307,352	$4,664	$314,717

Income Account
Bonds		$—	$187,117	$2,082	$189,199
Common Stocks*		—	—	—	—
Convertible Bonds		—	3,928	—	3,928
Investment Companies		13,810	—	—	13,810
Senior Floating Rate Interests		—	1,775	—	1,775
U.S. Government & Government Agency Obligations		—	79,192	—	79,192
	Total investments in securities $	13,810	$272,012	$2,082	$287,904

International Emerging Markets Account
Common Stocks
Basic Materials		$1,579	$5,010	$—	$6,589
Communications		1,258	11,528	—	12,786
Consumer, Cyclical		1,591	6,259	—	7,850
Consumer, Non-cyclical		6,826	6,061	—	12,887
Energy		3,272	4,562	—	7,834
Financial		5,931	22,282	—	28,213
Industrial		1,155	7,170	—	8,325
Technology		—	13,280	—	13,280
Utilities		—	5,027	—	5,027
Investment Companies		1,408	—	—	1,408
Preferred Stocks
Communications		—	412	—	412
Consumer, Non-cyclical		—	706	—	706
Energy		—	942	—	942
Financial		—	3,324	—	3,324
Utilities		—	102	—	102
	Total investments in securities $	23,020	$86,665	$—	$109,685

LargeCap Blend Account II
Common Stocks*		$144,226	$—	$—	$144,226
Investment Companies		4,380	—	—	4,380
	Total investments in securities $	148,606	$—	$—	$148,606

Liabilities

Equity Contracts**
Futures		$(57)	$—	$—	$(57)

LargeCap Growth Account
Common Stocks*		$121,364	$—	$—	$121,364
Investment Companies		1,486	—	—	1,486
	Total investments in securities $	122,850	$—	$—	$122,850

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Account I
Common Stocks*		$227,085	$—	$—	$227,085
Convertible Preferred Stocks
Communications		—	160	162	322
Investment Companies		4,093	—	—	4,093
	Total investments in securities $	231,178	$160	$162	$231,500

Liabilities

Equity Contracts**
Futures		$(55)	$—	$—	$(55)

LargeCap S&P 500 Index Account
Common Stocks*		$1,740,305	$—	$—	$1,740,305
Investment Companies		62,150	—	—	62,150
	Total investments in securities $	1,802,455	$—	$—	$1,802,455

Liabilities

Equity Contracts**
Futures		$(204)	$—	$—	$(204)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$66,391	$—	$—	$66,391
Investment Companies		16,214	—	—	16,214
U.S. Government & Government Agency Obligations		—	500	—	500
Purchased Options		136	—	—	136
	Total investments in securities $	82,741	$500	$—	$83,241

Liabilities

Equity Contracts**
Futures		$(5)	$—	$—	$(5)
Options		(74)	—	—	(74)

LargeCap Value Account
Common Stocks*		$165,758	$—	$—	$165,758
Investment Companies		1,378	—	—	1,378
	Total investments in securities $	167,136	$—	$—	$167,136

Liabilities
Equity Contracts**
Futures		$(12)	$—	$—	$(12)

MidCap Account
Common Stocks
Basic Materials		$32,853	$—	$—	$32,853
Communications		94,098	—	—	94,098
Consumer, Cyclical		108,538	—	—	108,538
Consumer, Non-cyclical		94,720	—	—	94,720
Diversified		10,336	—	—	10,336
Energy		46,226	322	—	46,548
Financial		156,036	—	—	156,036
Industrial		38,533	—	—	38,533
Technology		37,155	—	—	37,155
Utilities		12,142	—	—	12,142
Investment Companies		1,449	—	—	1,449
	Total investments in securities $	632,086	$322	$—	$632,408

Money Market Account
Bonds		$—	$22,890	$—	$22,890
Certificate of Deposit		—	9,700	—	9,700
Commercial Paper		—	196,362	—	196,362
Investment Companies		14,990	—	—	14,990
Municipal Bonds		—	20,940	—	20,940
	Total investments in securities $	14,990	$249,892	$—	$264,882

Principal Capital Appreciation Account
Common Stocks*		$37,551	$—	$—	$37,551
Investment Companies		939	—	—	939
	Total investments in securities $	38,490	$—	$—	$38,490

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2010 Account
Investment Companies		$47,959	$—	$—	$47,959
	Total investments in securities $	47,959	$—	$—	$47,959

Principal LifeTime 2020 Account
Investment Companies		$216,883	$—	$—	$216,883
	Total investments in securities $	216,883	$—	$—	$216,883

Principal LifeTime 2030 Account
Investment Companies		$115,005	$—	$—	$115,005
	Total investments in securities $	115,005	$—	$—	$115,005

Principal LifeTime 2040 Account
Investment Companies		$40,520	$—	$—	$40,520
	Total investments in securities $	40,520	$—	$—	$40,520

Principal LifeTime 2050 Account
Investment Companies		$21,198	$—	$—	$21,198
	Total investments in securities $	21,198	$—	$—	$21,198

Principal LifeTime 2060 Account
Investment Companies		$756	$—	$—	$756
	Total investments in securities $	756	$—	$—	$756

Principal LifeTime Strategic Income Account
Investment Companies		$29,865	$—	$—	$29,865
	Total investments in securities $	29,865	$—	$—	$29,865

Real Estate Securities Account
Common Stocks*		$145,211	$—	$—	$145,211
Investment Companies		899	—	—	899
	Total investments in securities $	146,110	$—	$—	$146,110

SAM Balanced Portfolio
Investment Companies		$944,378	$—	$—	$944,378
	Total investments in securities $	944,378	$—	$—	$944,378

SAM Conservative Balanced Portfolio
Investment Companies		$222,893	$—	$—	$222,893
	Total investments in securities $	222,893	$—	$—	$222,893

SAM Conservative Growth Portfolio
Investment Companies		$291,835	$—	$—	$291,835
	Total investments in securities $	291,835	$—	$—	$291,835

SAM Flexible Income Portfolio
Investment Companies		$233,477	$—	$—	$233,477
	Total investments in securities $	233,477	$—	$—	$233,477

SAM Strategic Growth Portfolio
Investment Companies		$222,285	$—	$—	$222,285
	Total investments in securities $	222,285	$—	$—	$222,285

Short-Term Income Account
Bonds		$—	$245,255	$2,400	$247,655
Investment Companies		4,736	—	—	4,736
U.S. Government & Government Agency Obligations		—	4,590	—	4,590
	Total investments in securities $	4,736	$249,845	$2,400	$256,981

SmallCap Blend Account
Common Stocks*		$59,144	$—	$—	$59,144
Investment Companies		1,367	—	—	1,367
	Total investments in securities $	60,511	$—	$—	$60,511
Liabilities
Equity Contracts**
Futures		$(31)	$—	$—	$(31)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Account II
Common Stocks
Basic Materials		$1,771	$—	$—	$1,771
Communications		2,841	1	—	2,842
Consumer, Cyclical		10,685	—	—	10,685
Consumer, Non-cyclical		14,448	1	—	14,449
Diversified		811	—	—	811
Energy		2,803	—	—	2,803
Financial		7,965	—	—	7,965
Industrial		7,907	—	—	7,907
Technology		8,420	—	—	8,420
Utilities		12	—	—	12
Investment Companies		7,131	—	—	7,131
	Total investments in securities $	64,794	$2	$—	$64,796

Liabilities

Equity Contracts**
Futures		$(98)	$—	$—	$(98)

SmallCap Value Account I
Common Stocks
Basic Materials		$2,497	$—	$—	$2,497
Communications		3,727	3	—	3,730
Consumer, Cyclical		11,428	—	—	11,428
Consumer, Non-cyclical		12,349	—	—	12,349
Diversified		35	—	—	35
Energy		6,388	—	—	6,388
Financial		34,916	—	—	34,916
Government		114	—	—	114
Industrial		11,085	—	—	11,085
Technology		6,009	—	—	6,009
Utilities		5,503	—	—	5,503
Investment Companies		8,612	—	—	8,612
	Total investments in securities $	102,663	$3	$—	$102,666

Liabilities

Equity Contracts**
Futures		$(305)	$—	$—	$(305)

*For additional detail regarding sector classifications, please see the Schedules of Investments
**Exchange Cleared Swaps and Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the si inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of		Unobservable
Account	Asset Type	September 30, 2014	Valuation Technique	Input	Input Value

Government & High
Quality Bond Account	Bonds	$3,976	Indicative Market Quotations	Broker Quote	$98.94-102.38
	Bonds	688	Third Party Vendor	Broker Quote	100.46
		4,664

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in

	Value		Accrued Discounts/Premiums				Transfers		Value
	December 31,		and Change in Unrealized		Proceeds from	Transfers	Out of Level		September
Account	2013	Realized Gain/(Loss)	Gain/(Loss)	Purchases	Sales	into Level 3*	3**		30, 2014
Government & High Quality Bond Account
Bonds	$2,040	$-	$10	$2,945	$(69)	$1,778	$(2,040	) $	4,664
Total $	2,040	$-	$10	$2,945	$(69)	$1,778	$(2,040	) $	4,664

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of September 30, 2014 have not been audited. This report is provided for the general information of the Accounts' shareholders.
For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	11/18/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	11/18/2014

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date	11/18/2014